UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05555

                         SANFORD C. BERNSTEIN FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: September 30, 2006

                   Date of reporting period: December 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

SANFORD C. BERNSTEIN FUND, INC.
SCHEDULE OF INVESTMENTS
TAX-MANAGED INTERNATIONAL PORTFOLIO
December 31, 2005 (Unaudited)

Shares             Description                                     Market Value
------             -----------                                     ------------
EQUITIES:                                                                 98.41%
AUSTRALIA:                                                                 2.11%
Building Materials
       3,133,003   Rinker Group, Ltd.                              $ 37,485,098
Capital Markets
          61,548   Macquarie Bank, Ltd.                               3,058,387
Insurance
       3,745,600   Promina Group, Ltd.                               13,249,635
       2,861,552   QBE Insurance Group, Ltd.                         40,870,923
Leisure & Tourism
       3,709,149   Aristocrat Leisure, Ltd.                          33,318,432
Metal-Steel
       1,480,900   BlueScope Steel, Ltd.                              7,516,768
                                                                   ------------
Total Australian Stocks (Cost $112,194,960)                         135,499,243
                                                                   ------------
BELGIUM:                                                                   0.88%
Food & Household Products
         862,500   Delhaize Group                                    56,465,918
                                                                   ------------
Total Belgian Stocks (Cost $42,333,862)                              56,465,918
                                                                   ------------
CANADA:                                                                    1.90%
Energy Sources
       1,102,900   Canadian Natural Resources, Ltd.                  54,677,730
         860,000   Nexen, Inc.                                       41,000,645
Metal-Nonferrous
         485,000   Teck Cominco, Ltd. (Class B)                      25,888,640
                                                                   ------------
Total Canadian Stocks (Cost $73,019,697)                            121,567,015
                                                                   ------------
FRANCE:                                                                   13.41%
Aerospace & Defense
       1,289,090   European Aeronautic Defence &                     48,613,901
                   Space Co.
Automobiles
       1,099,900   Renault S.A.                                      89,557,404
Banking
       1,573,745   BNP Paribas S.A.                                 127,131,281
         165,000   Credit Agricole S.A.                               5,187,501
         638,060   Societe Generale                                  78,413,297
Construction & Housing
         398,764   Vinci S.A.                                        34,346,080
Energy Sources
         514,659   Total S.A.                                       129,784,104
Health & Personal Care
         904,346   Sanofi-Aventis                                    79,173,417
Information Technology
       1,388,278   CapGemini S.A. (a)                                55,874,433
Insurance
         889,400   Assurances Generales de France                    88,106,361
                   AGF
Metal-Steel
       3,704,296   Arcelor                                           91,736,809
Software
         771,078   Business Objects S.A. (a)                         31,215,896
                                                                   ------------
Total French Stocks (Cost $608,229,788)                             859,140,484
                                                                   ------------

GERMANY:                                                                   5.60%
Automobiles
         979,000   Continental AG                                    86,802,384
Banking
       1,890,000   Depfa Bank plc                                    27,813,419
Insurance
         440,500   Muenchener                                        59,715,988
                   Rueckversicherungs-Gesellschaft
                   AG
Machinery & Engineering
         924,600   MAN AG                                            49,306,025
Software
         259,098   SAP AG                                            46,685,862
Utilities - Electric & Gas
         673,800   E.ON AG                                           69,621,823
         251,850   RWE AG                                            18,582,868
                                                                    -----------
Total German Stocks (Cost $262,869,845)                             358,528,369
                                                                    -----------
GREECE:                                                                    0.95%
Banking
         765,596   EFG Eurobank Ergasias                             24,021,960
         374,745   National Bank of Greece S.A.                      15,922,120
Leisure & Tourism
         606,120   OPAP S.A.                                         20,897,919
                                                                    -----------
Total Greek Stocks (Cost $59,288,692)                                60,841,999
                                                                    -----------
HONG KONG:                                                                 1.04%
Specialty Retail
       5,633,500   Esprit Holdings, Ltd.                             39,959,772
Wholesale & International Trade
      13,754,000   Li & Fung, Ltd.                                   26,464,603
                                                                    -----------
Total Hong Kong Stocks (Cost $50,565,863)                            66,424,375
                                                                    -----------
IRELAND:                                                                   2.68%
Banking
       2,303,665   Allied Irish Banks plc                            49,444,226
       3,275,976   Anglo Irish Bank Corp. plc                        49,583,627
Construction & Housing
       2,480,005   CRH plc                                           72,854,132
                                                                    -----------
Total Irish Stocks (Cost $131,521,002)                              171,881,985
                                                                    -----------
ITALY:                                                                     3.31%
Building Materials
           9,100   Buzzi Unicem S.p.A.                                  142,578
Energy Sources
       6,001,811   ENI S.p.A.                                       167,705,535
Textile & Apparel
       1,734,061   Luxottica Group S.p.A.                            44,057,643
                                                                    -----------
Total Italian Stocks (Cost $118,492,962)                            211,905,756
                                                                    -----------
JAPAN:                                                                    25.60%
Automobiles
       1,829,200   Denso Corp.                                       63,328,109
       1,636,000   Honda Motor Co., Ltd.                             94,419,254
       1,779,700   Toyota Motor Corp.                                92,978,825
Banking
          10,268   Mitsubishi UFJ Financial                         139,826,940
                   Group, Inc.
          17,232   Sumitomo Mitsui Financial                        182,044,825
                   Group, Inc.
Beverage & Tobacco
           3,932   Japan Tobacco, Inc.                               57,490,456

Chemicals
         909,600   Nitto Denko Corp.                                 70,869,152
Electrical & Electronics
       2,988,800   Hoya Corp.                                       107,428,646
Electrical Equipment
       2,245,000   Sumitomo Electric Industries, Ltd.                34,099,996
Electronic Components & Instruments
         104,700   Keyence Corp.                                     29,775,065
         115,000   Kyocera Corp.                                      8,407,955
Energy Sources
       3,496,000   Nippon Mining Holdings, Inc.                      24,848,295
Financial Services
         436,600   Aeon Credit Service Co., Ltd.                     41,313,849
       3,986,100   Nomura Holdings, Inc.                             76,731,368
         298,400   ORIX Corp.                                        75,951,603
Machinery & Engineering
       4,208,000   Sumitomo Heavy Industries, Ltd.                   35,220,613
Marine
         313,000   Mitsui O.S.K. Lines, Ltd.                          2,737,470
Merchandising
         231,500   Shimamura Co., Ltd.                               31,990,136
       2,259,000   Takashimaya Co., Ltd.                             36,082,863
         538,100   Yamada Denki Co., Ltd.                            67,268,560
Metal-Steel
       2,212,900   JFE Holdings, Inc.                                74,052,091
       7,500,000   Kobe Steel, Ltd.                                  24,130,692
Wholesale & International Trade
       5,341,100   Mitsubishi Corp.                                 117,924,752
       3,668,000   Mitsui & Co., Ltd.                                47,128,911
Office Electronics
       1,768,100   Canon, Inc.                                      103,787,666
                                                                  -------------
Total Japanese Stocks (Cost $1,078,980,518)                       1,639,838,092
                                                                  -------------
NETHERLANDS:                                                               4.14%
Banking
       1,200,000   ABN AMRO Holding N.V.                             31,328,589
Electrical & Electronics
         885,000   Philips Elec (KON)                                27,486,202
Insurance
       5,945,280   ING Groep N.V.                                   206,242,393
                                                                  -------------
Total Netherlands Stocks (Cost $212,526,568)                        265,057,184
                                                                  -------------
NORWAY:                                                                    0.52%
Energy Sources
         323,158   Norsk Hydro ASA                                   33,251,638
                                                                  -------------
Total Norwegian Stocks (Cost $28,187,009)                            33,251,638
                                                                  -------------
SINGAPORE:                                                                 1.31%
Electronic Components & Instruments
       1,647,800   Flextronics International, Ltd. (a)               17,203,032
Telecommunications
      42,711,720   Singapore Telecommunications, Ltd.                66,884,270
                                                                  -------------
Total Singapore Stocks (Cost $79,119,829)                            84,087,302
                                                                  -------------
SPAIN:                                                                     3.45%
Banking
       3,965,406   Banco Bilbao Vizcaya                              70,797,778
                   Argentaria S.A.
Energy Sources
       2,368,400   Repsol YPF S.A.                                   69,329,397
Information Technology Services
         917,726   Indra Sistemas S.A.                               17,944,986
Utilities - Electric & Gas
       2,410,000   Endesa S.A.                                       63,158,685
                                                                  -------------
Total Spanish Stocks (Cost $180,148,236)                            221,230,846
                                                                  -------------

SWEDEN:                                                                    2.08%
Electronic Components & Instruments
      10,489,495   Telefonaktiebolaget LM                            36,141,348
                   Ericsson (b)
Health & Personal Care
         255,298   Essilor International S.A.                        20,597,433
Machinery & Engineering
       1,357,645   Atlas Copco AB (b)                                30,241,902
Paper & Forest Products
       1,247,000   Svenska Cellulosa AB (b)                          46,614,000
                                                                    -----------
Total Sweden Stocks (Cost $120,621,341)                             133,594,683
                                                                    -----------
SWITZERLAND:                                                              11.74%
Banking
       3,001,273   Credit Suisse Group                              152,881,594
         839,158   UBS AG                                            79,762,615
Food & Household Products
         350,322   Nestle S.A.                                      104,619,612
Health & Personal Care
         519,000   Alcon, Inc.                                       67,262,400
         196,710   Nobel Biocare Holding AG                          43,301,946
Insurance
         418,690   Swiss Re                                          30,595,202
Pharmaceutical
       2,052,172   Novartis AG                                      107,636,405
         704,207   Roche Holding AG                                 105,588,828
Textile & Apparel
       1,389,677   Compagnie Financiere Richemont AG                 60,497,453
                                                                    -----------
Total Swiss Stocks (Cost $600,276,730)                              752,146,055
                                                                    -----------
UNITED KINGDOM:                                                           17.69%
Aerospace & Defense
       9,812,833   BAE Systems plc                                   64,503,660
Banking
       8,550,000   Barclays plc                                      89,695,770
       3,440,000   HBOS plc                                          58,690,545
       1,690,000   Royal Bank of Scotland Group plc                  50,999,761
       2,376,862   Standard Chartered plc                            52,889,439
Beverage & Tobacco
       1,960,000   British American Tobacco plc                      43,798,915
       2,985,851   SABMiller plc                                     54,407,703
Building Materials
       1,430,720   Wolseley plc                                      30,166,989
Construction & Housing
       4,850,000   George Wimpey plc                                 40,160,209
       1,920,000   Persimmon plc                                     41,488,102
Energy Sources
       5,634,200   BP plc                                            60,327,514
         387,899   Royal Dutch Shell plc (Class B)                   12,428,887
Food & Household Products
       8,740,000   J Sainsbury plc                                   47,390,199
       2,804,100   Tate & Lyle plc                                   27,139,936
Insurance
       4,827,668   Aviva plc                                         58,527,615
       8,905,370   Friends Provident plc                             29,016,035
         743,615   Prudential Plc                                     7,043,481
Leisure & Tourism
       2,847,168   Enterprise Inns plc                               45,949,511
       2,640,000   Whitbread plc                                     43,064,918
Merchandising
       3,377,917   Marks & Spencer Group plc                         29,337,838
Metal-Nonferrous
       3,302,301   BHP Billiton plc                                  54,045,687
       2,931,530   Xstrata plc                                       68,579,718
Pharmaceutical
       2,735,775   GlaxoSmithKline plc                               69,063,523

Telecommunications
      25,352,400   Vodafone Group plc                                54,557,041
                                                                 --------------
Total United Kingdom Stocks
(Cost $907,431,137)                                               1,133,272,996
                                                                 ---------------
Total Equities (Cost $4,665,808,039)                              6,304,733,940
                                                                 ---------------
REPURCHASE AGREEMENT:                                                      0.88%
  $   56,197,000   State Street Bank & Trust Co.,                $   56,197,000
                   3.35%, dated 12/30/05, due
                   1/3/06 in the amount of
                   $56,217,918 (collateralized by
                   $58,270,000 U.S. Treasury
                   Note, 3.00%, due 2/15/08,
                   value $57,323,113)
                                                                 --------------
Total Repurchase Agreement
(Cost $56,197,000)                                                   56,197,000
                                                                 --------------
INVESTMENT SUMMARY
Total Investments (Cost
$4,722,005,039)(c)                                       99.29%  $6,360,930,940
Cash and Other Assets, Less
Liabilities(d)                                            0.71       45,458,712
                                                        ------   --------------
Net Assets                                              100.00%  $6,406,389,652
                                                        ======   ==============

FINANCIAL FUTURES CONTRACTS PURCHASED

                                                               Value at
                   Number of   Expiration                    December 31,    Unrealized
      Type         Contracts      Month     Original Value       2005       Appreciation
----------------   ---------   ----------   --------------   ------------   ------------
DJ Euro Stoxx 50      250      March 2006     $10,566,393     $10,619,582   $    53,189
     FTSE 100         200      March 2006      19,047,668      19,324,669       277,001
                                                                            ------------
                                                                            $   330,190
                                                                            ------------

FORWARD EXCHANGE CURRENCY CONTRACTS
                                  U.S. $
                   Contracts     Value on       U.S. $
                    Amounts    Origination     Current      Unrealized
      Type           (000)         Date         Value      Appreciation
----------------   ---------   -----------   -----------   ------------
Sale Contracts
Swedish Krona,
Settling 3/15/06    317,000    $40,274,271   $40,120,234     $154,037

(a)  Non-income-producing security.

(b) Positions, or portion thereof, with an aggregate market value of $112,997,250 have been segregated to collateralize open forward exchange currency contracts.

(c) At December 31, 2005, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $1,645,825,952 and gross unrealized depreciation of investments was $6,900,051 resulting in net unrealized appreciation of $1,638,925,901 (excluding foreign currency transactions and futures contracts).

(d) The amount of U.S. $555,722 has been segregated as collateral for the financial futures contracts outstanding at December 31, 2005.

Allocation of assets by industry as of December 31, 2005:

Aerospace & Defense                                                        1.76%
Automobiles                                                                6.67
Banking                                                                   20.08
Beverage & Tobacco                                                         2.43
Building Materials                                                         1.06
Capital Markets                                                            0.05
Chemicals                                                                  1.11
Construction & Housing                                                     2.95
Electrical & Electronics                                                   2.11
Electrical Equipment                                                       0.53
Electronic Components & Instruments                                        1.43
Energy Sources                                                             9.26
Financial Services                                                         3.03
Food & Household Products                                                  3.68
Health & Personal Care                                                     3.28
Information Technology                                                     0.87
Information Technology Services                                            0.28
Insurance                                                                  8.32
Leisure & Tourism                                                          2.24
Machinery & Engineering                                                    1.79
Marine                                                                     0.04
Merchandising                                                              2.57
Metal-Nonferrous                                                           2.32
Metal-Steel                                                                3.08
Office Electronics                                                         1.62
Paper & Forest Products                                                    0.73
Pharmaceutical                                                             4.41
Software                                                                   1.22
Specialty Retail                                                           0.62
Telecommunications                                                         1.89
Textile & Apparel                                                          1.63
Utilities - Electric & Gas                                                 2.36
Whosesale & International Trade                                            2.99
Short-Term                                                                 0.88
Cash and other Assets, Less Liabilities                                    0.71
                                                                         ------
Total                                                                    100.00%
                                                                         ======

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

SANFORD C. BERNSTEIN FUND, INC.
SCHEDULE OF INVESTMENTS
INTERNATIONAL PORTFOLIO
December 31, 2005 (Unaudited)

Shares             Description                                     Market Value
------             -----------                                     ------------
EQUITIES:                                                                 98.43%
AUSTRALIA:                                                                 1.96%
Building Materials
       1,097,065   Rinker Group, Ltd.                               $13,125,933
Capital Markets
         142,550   Macquarie Bank Ltd.                                7,083,465
Insurance
       1,333,237   QBE Insurance Group, Ltd. (a)                     19,042,333
Leisure & Tourism
       1,667,285   Aristocrat Leisure, Ltd. (a)                      14,976,838
Metal-Steel
         816,984   BlueScope Steel, Ltd. (a)                          4,146,856
                                                                    -----------
Total Australian Stocks (Cost $49,115,279)                           58,375,425
                                                                    -----------
BELGIUM:                                                                   0.97%
Food & Household Products
         438,700   Delhaize Group (a)                                28,720,693
                                                                    -----------
Total Belgian Stocks (Cost $20,928,902)                              28,720,693
                                                                    -----------
CANADA:                                                                    1.99%
Energy Sources
         662,600   Canadian Natural Resources, Ltd.                  32,849,274
         295,000   Nexen, Inc.                                       14,064,175
Metal-Nonferrous
         230,000   Teck Cominco, Ltd. (Class B)                      12,277,087
                                                                    -----------
Total Canadian Stocks (Cost $37,082,597)                             59,190,536
                                                                    -----------
FRANCE:                                                                   14.65%
Aerospace & Defense
         575,740   European Aeronautic Defence &                     21,712,190
                   Space Co. (a)
Automobiles
         428,900   Renault S.A. (a)                                  34,922,421
Banking
         785,580   BNP Paribas S.A. (a)                              63,461,229
          98,000   Credit Agricole S.A. (a)                           3,081,061
         283,100   Societe Generale (a)                              34,791,092
Beverage & Tobacco
          59,228   Pernod Ricard S.A. (a)                            10,347,815
Construction & Housing
         212,136   Vinci S.A. (a)                                    18,271,559
Electrical & Electronics
         400,000   Thomson (a)                                        8,378,684
Energy Sources
         261,076   Total S.A. (a)                                    65,836,826
Health & Personal Care
         487,749   Sanofi-Aventis (a)                                42,701,306
Information Technology
         648,000   CapGemini S.A. (a)(b)                             26,080,247
Insurance
         379,900   Assurances Generales de France                    37,633,918
                   AGF (a)
Leisure & Tourism
          66,602   Accor S.A. (a)                                     3,662,529
Metal-Steel
       1,724,806   Arcelor (a)                                       42,714,783
Software
         543,985   Business Objects S.A. (a)(b)                      22,022,388
                                                                    -----------
Total French Stocks (Cost $318,005,669)                             435,618,048
                                                                    -----------

GERMANY:                                                                   4.89%
Automobiles
         460,700   Continental AG (a)                                40,847,659
Banking
         468,654   Depfa Bank plc                                     6,896,757
Insurance
         225,600   Muenchener                                        30,583,262
                   Rueckversicherungs-Gesellschaft
                   AG (a)
Machinery & Engineering
         315,000   MAN AG (a)                                        16,797,964
Software
          98,356   SAP AG (a)                                        17,722,385
Utilities - Electric & Gas
         315,800   E.ON AG (a)                                       32,630,709
                                                                    -----------
Total German Stocks (Cost $105,243,985)                             145,478,736
                                                                    -----------
GREECE:                                                                    0.88%
Banking
         447,506   EFG Eurobank Ergasias                             14,041,310
         282,910   National Bank Of Greece S.A.                      12,020,246
                                                                    -----------
Total Greek Stocks (Cost $26,638,665)                                26,061,556
                                                                    -----------
HONG KONG:                                                                 0.63%
Specialty Retail
         999,000   Esprit Holdings, Ltd.                              7,086,147
Wholesale & International Trade
       6,096,000   Li & Fung, Ltd. (a)                               11,729,550
                                                                    -----------
Total Hong Kong Stocks (Cost $19,058,233)                            18,815,697
                                                                    -----------
IRELAND:                                                                   1.80%
Banking
       1,427,857   Anglo Irish Bank Corp. plc                        21,611,370
Construction & Housing
       1,086,558   CRH plc                                           31,919,387
                                                                    -----------
Total Irish Stocks (Cost $39,678,151)                                53,530,757
                                                                    -----------
ITALY:                                                                     3.25%
Building Materials
          14,100   Buzzi Unicem S.p.A.                                  220,917
Energy Sources
       2,632,535   ENI S.p.A. (a)                                    73,559,579
Textile & Apparel
         899,358   Luxottica Group S.p.A. (a)                        22,850,173
                                                                    -----------
Total Italian Stocks (Cost $67,442,286)                              96,630,669
                                                                    -----------
JAPAN:                                                                    26.87%
Appliances & Household Durables
         527,000   Matsushita Electric Industrial                    10,157,137
                   Co., Ltd. (a)
Automobiles
         896,100   Denso Corp. (a)                                   31,023,572
         753,100   Honda Motor Co., Ltd.                             43,464,022
       1,068,000   Toyota Motor Corp. (a)                            55,796,699
Banking
           4,493   Mitsubishi UFJ Financial                          61,184,499
                   Group, Inc. (a)
           7,684   Sumitomo Mitsui Financial                         81,176,442
                   Group, Inc. (a)
Beverage & Tobacco
           1,787   Japan Tobacco, Inc.                               26,128,038
Chemicals
         423,200   Nitto Denko Corp.                                 32,972,543

Electrical & Electronics
       1,765,000   Hitachi, Ltd. (a)                                 11,891,574
       1,152,400   Hoya Corp. (a)                                    41,421,564
Electrical Equipment
       1,056,100   Sumitomo Electric Industries,                     16,041,428
                   Ltd. (a)
Electronic Components & Instruments
         103,600   Kyocera Corp.                                      7,574,471
Energy Sources
       1,680,000   Nippon Mining Holdings, Inc.                      11,940,828
Financial Services
         200,300   Aeon Credit Service Co., Ltd.(a)                  18,953,651
       2,251,400   Nomura Holdings, Inc.                             43,338,853
         191,700   ORIX Corp. (a)                                    48,793,305
Health & Personal Care
         299,400   Takeda Pharmaceutical Co., Ltd.                   16,222,654
Machinery & Engineering
       1,934,000   Sumitomo Heavy Industries, Ltd.                   16,187,421
Marine
         235,000   Mitsui O.S.K. Lines, Ltd.                          2,055,289
Merchandising
         114,000   Shimamura Co., Ltd. (a)                           15,753,242
         369,000   Takashimaya Co., Ltd. (a)                          5,894,014
         253,000   Yamada Denki Co., Ltd. (a)                        31,627,849
Metal-Steel
         965,000   JFE Holdings, Inc. (a)                            32,292,588
       3,030,000   Kobe Steel, Ltd.                                   9,748,799
Transportation - Road & Rail
           2,483   East Japan Railway Co.                            17,044,633
Wholesale & International Trade
       2,266,200   Mitsubishi Corp.                                  50,034,838
       1,732,000   Mitsui & Co., Ltd. (a)                            22,253,891
Office Electronics
         649,200   Canon, Inc. (a)                                   38,108,112
                                                                    -----------
Total Japanese Stocks (Cost $557,809,318)                           799,081,956
                                                                    -----------
NETHERLANDS:                                                               4.32%
Banking
         565,000   ABN AMRO Holding N.V.                             14,750,544
Electrical & Electronics
         465,000   Philips Elec (KON)                                14,441,903
Insurance
       2,862,375   ING Groep N.V.                                    99,296,092
                                                                    -----------
Total Netherlands Stocks (Cost $100,765,125)                        128,488,539
                                                                    -----------
NORWAY:                                                                    0.75%
Energy Sources
         215,956   Norsk Hydro ASA (a)                               22,220,990
                                                                    -----------
Total Norwegian Stocks (Cost $19,247,786)                            22,220,990
                                                                    -----------
SINGAPORE:                                                                 1.27%
Electronic Components & Instruments
         820,800   Flextronics International,                         8,569,152
                   Ltd. (b)
Telecommunications
      18,670,650   Singapore Telecommunications,                     29,237,240
                   Ltd. (a)
                                                                    -----------
Total Singapore Stocks (Cost $37,654,685)                            37,806,392
                                                                    -----------
SPAIN:                                                                     3.15%
Banking
       1,301,681   Banco Bilbao Vizcaya                              23,240,022
                   Argentaria S.A. (a)
Energy Sources
       1,091,500   Repsol YPF S.A. (a)                               31,951,122

Information Technology Services
         481,776   Indra Sistemas S.A.                                9,420,528
Utilities - Electric & Gas
       1,115,000   Endesa S.A. (a)                                   29,220,719
                                                                 --------------
Total Spanish Stocks (Cost $77,473,955)                              93,832,391
                                                                 --------------
SWEDEN:                                                                    1.70%
Electronic Components & Instruments
       4,861,580   Telefonaktiebolaget LM                            16,750,478
                   Ericsson (c)
Machinery & Engineering
         715,607   Atlas Copco AB (Class A)                          15,940,335
                   (a)(c)
Paper & Forest Products
         476,800   Svenska Cellulosa AB (a)(c)                       17,823,220
                                                                 --------------
Total Swedish Stocks (Cost $46,710,995)                              50,514,033
                                                                 --------------
SWITZERLAND:                                                              12.31%
Banking
       1,546,711   Credit Suisse Group                               78,787,782
         475,422   UBS AG                                            45,189,228
Food & Household Products
         170,030   Nestle S.A.                                       50,777,492
Health & Personal Care
         240,800   Alcon, Inc.                                       31,207,680
          99,734   Nobel Biocare Holding AG                          21,954,534
Insurance
         163,553   Swiss Re                                          11,951,413
Pharmaceutical
         970,880   Novartis AG                                       50,922,648
         343,301   Roche Holding AG                                  51,474,567
Textile & Apparel
         548,254   Compagnie Financiere Richemont AG                 23,867,395
                                                                 --------------
Total Swiss Stocks (Cost $299,853,836)                              366,132,739
                                                                 --------------
UNITED KINGDOM:                                                           17.04%
Aerospace & Defense
       5,341,354   BAE Systems plc                                   35,110,847
Banking
       2,789,000   Barclays plc                                      29,258,655
       1,831,090   HBOS plc                                          31,240,602
       1,223,800   Royal Bank of Scotland Group plc                  36,931,070
Beverage & Tobacco
         658,400   British American Tobacco plc                      14,712,860
         915,519   SABMiller plc                                     16,682,442
Building Materials
         156,448   Wolseley plc                                       3,298,734
Construction & Housing
       1,946,800   George Wimpey plc                                 16,120,391
         898,000   Persimmon plc                                     19,404,331
Energy Sources
         991,752   BG Group plc                                       9,814,977
       2,546,300   BP plc                                            27,264,199
         372,096   Royal Dutch Shell plc (Class B)                   11,922,534
Food & Household Products
       3,950,000   J Sainsbury plc                                   21,417,767
       1,297,800   Tate & Lyle plc (a)                               12,560,968
Insurance
       2,264,529   Aviva plc                                         27,453,727
       3,980,000   Friends Provident plc                             12,967,886
         693,133   Prudential Plc                                     6,565,318
Leisure & Tourism
       1,331,703   Enterprise Inns plc                               21,491,918
       1,259,913   Whitbread plc                                     20,552,292
Merchandising
       2,649,687   Marks & Spencer Group plc                         23,013,025

Metal-Nonferrous
       1,550,682   BHP Billiton plc                                  25,378,569
         967,850   Xstrata plc (a)                                   22,641,720
Pharmaceutical
       1,527,192   GlaxoSmithKline plc                               38,553,338
Telecommunications
      10,478,000   Vodafone Group plc                                22,548,109
                                                                 --------------
Total United Kingdom Stocks
(Cost $429,033,162)                                                 506,906,279
                                                                 --------------
Total Equities (Cost $2,251,742,629)                              2,927,405,436
                                                                 --------------
REPURCHASE AGREEMENT:                                                      0.46%
      13,757,000   State Street Bank & Trust Co.,                    13,757,000
                   3.35%, dated 12/30/05, due
                   1/3/06 in the amount of
                   $13,762,121 (collateralized by
                   $14,265,000 U.S. Treasury
                   Bond, 3.25%, due 1/15/09,
                   value $14,033,094)
                                                                 --------------
Total Repurchase Agreement
(Cost $13,757,000)                                                   13,757,000
                                                                 --------------
Total Investments Before Security
Lending Collateral
(Cost $2,265,499,629)                                    98.89%   2,941,162,436
                                                                 --------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED:                      26.05%
Repurchase Agreements
     130,000,000   ABN Amro Bank, 3.45%, dated                      130,000,000
                   12/30/05, due 1/3/06 in the
                   amount of $130,049,833
                   (collateralized by
                   $134,292,000 U.S. Treasury
                   Note, 2.875%, due
                   4/27/05-11/30/06, value
                   $132,592,947)
     130,000,000   Deutsche Bank, 3.50%, dated                      130,000,000
                   12/30/05, due 1/3/06 in the
                   amount of $130,050,556
                   (collateralized by
                   $102,098,000 U.S. Treasury
                   Note, 3.875%, due 1/15/09,
                   value $132,525,246)
     130,000,000   Greenwich Funding, 3.40%,                        130,000,000
                   dated 12/30/05, due 1/3/06 in
                   the amount of $130,049,111
                   (collateralized by
                   $133,258,000 U.S. Treasury
                   Note, 2.625% - 4.00%, due
                   6/30/06 - 2/15/14, value
                   $132,604,376)
     130,000,000   Morgan Stanley, 3.40%, dated                     130,000,000
                   12/30/05, due 1/3/06 in the
                   amount of $130,049,111
                   (collateralized by $90,305,000
                   U.S. Treasury Bond, 3.375%,
                   due 4/15/32, value
                   $132,683,330)
     130,000,000   The Bear Stearns Cos., Inc.,                     130,000,000
                   3.40%, dated 12/30/05, due
                   1/3/06 in the amount of
                   $130,049,111 (collateralized
                   by $109,920,000 U.S. Treasury
                   Bond, 3.00% - 7.25%, due
                   7/15/12 - 2/15/27, value
                   $132,596,371)
                                                                 --------------
Total Repurchase Agreements
(Cost $650,000,000)                                                 650,000,000
                                                                 --------------

Time Deposits
      49,634,000   Deutsche Bank, 4.00%, 1/3/06                      49,634,000
      75,000,000   Royal Bank of Canada, 4.25%,                      75,000,000
                   1/3/2006
                                                                 --------------
Total Time Deposits (Cost $124,634,000)                             124,634,000
                                                                 --------------
Total Investment of Cash Collateral for
Securities Loaned (Cost $774,634,000)                               774,634,000
                                                                 --------------
INVESTMENT SUMMARY
Total Investments (Cost
$3,040,133,629)(d)                                      124.94%  $3,715,796,436
Cash and Other Assets, Less
Liabilities(e)                                          (24.94)    (741,662,267)
                                                        ------   --------------
Net Assets                                              100.00%  $2,974,134,169
                                                        ======   ==============

--------------------------------------------------------------------------------
FINANCIAL FUTURES CONTRACTS PURCHASED
--------------------------------------------------------------------------------

                                                               Value at
                   Number of   Expiration                    December 31,    Unrealized
      Type         Contracts      Month     Original Value       2005       Appreciation
----------------------------------------------------------------------------------------
DJ Euro Stoxx 50      159      March 2006     $6,656,169      $6,754,054       $97,885

--------------------------------------------------------------------------------
FORWARD EXCHANGE CURRENCY CONTRACTS
--------------------------------------------------------------------------------

                                     U.S. $
                      Contracts     Value on       U.S. $       Unrealized
                       Amounts    Origination     Current      Appreciation/
        Type            (000)        Date          Value      (Depreciation)
----------------------------------------------------------------------------
Purchased Contracts
   Swedish Krona,
   Settling 3/15/06     32,000    $ 4,062,025   $ 4,049,992      ($12,033)

   Sale Contracts
   Swedish Krona,
   Settling 3/15/06    177,000     22,487,527    22,401,519        86,008

(a) Represents entire or partial security position out on loan or securities contractually obligated to be loaned at a future date.

(b)  Non-income-producing security.

(c) Positions, or portion thereof, with an aggregate market value of $44,346,054 have been segregated to collateralize open forward exchange currency contracts.

(d) At December 31, 2005 the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $690,051,105 and gross unrealized depreciation of investments was $14,388,298 resulting in net unrealized appreciation of $675,662,807 (excluding foreign currency transactions and futures contracts).

(e) The amount of U.S. $745,679 has been segregated as collateral for the financial futures contracts outstanding at December 31, 2005.

Allocation of assets by industry as of December 31, 2005:

Appliances & Household Durables         0.35%
Aerospace & Defense                     1.93
Automobiles                             7.00
Banking                                18.96
Beverage & Tobacco                      2.31
Building Materials                      0.57
Capital Markets                         0.24
Chemicals                               1.12
Construction & Housing                  2.91
Electrical & Electronics                2.59
Electrical Equipment                    0.55
Electronic Components & Instruments     1.12
Energy Sources                         10.25

Financial Services                      3.78
Food & Household Products               3.86
Health & Personal Care                  3.81
Information Technology                  0.89
Information Technology Services         0.32
Insurance                               8.35
Leisure & Tourism                       2.06
Machinery & Engineering                 1.66
Marine                                  0.07
Merchandising                           2.59
Metal-Nonferrous                        2.05
Metal-Steel                             3.02
Office Electronics                      1.30
Paper & Forest Products                 0.61
Pharmaceutical                          4.79
Software                                1.35
Specialty Retail                        0.24
Telecommunications                      1.76
Textile & Apparel                       1.59
Transportation - Road & Rail            0.58
Utilities - Electric & Gas              2.10
Wholesale & International Trade         2.86
Short-Term                              0.46

Total                                 100.00%
                                      ======

All data are as of December 31, 2005. The Portfolio's sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

SANFORD C. BERNSTEIN FUND, INC.
SCHEDULE OF INVESTMENTS
EMERGING MARKETS PORTFOLIO
December 31, 2005 (Unaudited)

Shares                                Description                  Market Value
------                                -----------                  ------------
EQUITIES: 98.28%
ARGENTINA: 0.61%
Energy & Equipment Services
               6   Tenaris S.A.                                     $        71
          62,502   Tenaris S.A. (ADR)                                 7,156,479
Real Estate
               7   IRSA Inversiones y                                         8
                   Representaciones S.A. (a)
         220,402   IRSA Inversiones y                                 2,662,456
                   Representaciones S.A. (GDR)(a)
Utilities-Electric, Gas & Water
       1,386,572   Central Costanera S.A. (Class B)(a)                1,651,171
                                                                    -----------
Total Argentine Stocks
(Cost $7,226,989)                                                    11,470,185
                                                                    -----------
BRAZIL: 14.49%
Beverage & Tobacco
           5,300   Companhia de Bebidas das                             201,665
                   Americas (ADR)
          25,200   Cosan SA Industria e Comercia (a)                    734,241
Chemicals
       1,640,300   Braskem S.A. (PFD)                                13,328,358
Energy Sources
          25,300   Petroleo Brasileiro S.A. (ADR)                     1,628,561
       4,984,300   Petroleo Brasileiros S.A. (PFD)                   79,316,513
Financial Services
       6,119,400   Itausa - Investimentos Itau                       19,366,018
                   S.A. (PFD)
         261,300   Unibanco - Uniao de Bancos                        16,610,841
                   Brasileiros S.A. (ADR)
Health & Personal Care
          50,500   Natura Cosmeticos S.A.                             2,224,048
Industrials
         143,300   Localiza Rent a Car S.A.                           1,754,556
Merchandising
         105,200   Companhia Brasileira de                            3,461,080
                   Distribuicao Grupo Pao de
                   Acucar (ADR)
         203,900   Lojas Renner S.A.                                  6,539,136
Metal-Steel
       1,295,455   Arcelor Brasil S.A.                               15,512,439
       1,109,850   Gerdau S.A. (ADR)                                 18,512,298
         704,400   Usinas Siderurgicas de Minas                      16,749,194
                   Gerais S.A. (PFD)

Miscellaneous Materials
       2,322,700   Caemi Mineracao e Metalurgia                       3,387,250
                   S.A. (PFD)
         683,100   Companhia Vale do Rio Doce (ADR)                  24,762,375
Paper & Forest Products
          82,400   Aracruz Celulose S.A. (ADR)                        3,296,824
       2,685,000   Klabin S.A. (PFD)                                  4,765,321
       1,114,200   Suzano Bahia Sul Papel e                           5,608,405
                   Celulose S.A. (PFD)
         194,515   Votorantim Celulose e Papel                        2,412,409
                   S.A. (PFD)
Telecommunications
          12,400   Brasil Telecom Participacoes                         463,140
                   S.A. (ADR)
           6,279   Tele Centro Oeste Celular                             66,810
                   Participacoes S.A.
         183,500   Tele Centro Oeste Celular                          2,058,870
                   Participacoes S.A. (ADR)
         198,433   Tele Centro Oeste Celular                          2,272,607
                   Participacoes S.A. (PFD)
         272,300   Tim Participacoes S.A. (ADR)                       6,883,744
         110,500   Universo Online S.A. (PFD)(a)                        930,954
Transportation - Airlines
          68,000   Gol - Linhas Aereas                                1,918,280
                   Inteligentes S.A. (ADR)
Transportation - Road & Rail
          70,800   All America Latina Logistica                       3,020,271
           9,600   All America Latina Logistica (GDR)(b)                410,019
Utilities-Electric, Gas & Water
      56,146,000   Centrais Eletricas Brasileiras                       950,854
                   S.A. (Eletrobras) (PFD)(Class B)
     150,700,000   Companhia de Saneamento Basico                    10,118,419
                   do Estado de Sao Paulo
         100,000   CPFL Energia S.A. (ADR)                            3,485,000
         181,100   Tractebel Energia S.A.                             1,165,614
                                                                    -----------
Total Brazilian Stocks
(Cost $145,795,680)                                                 273,916,114
                                                                    -----------
CHILE: 0.90%
Banking
         174,900   Banco Santander Chile S.A. (ADR)                   7,800,540
Beverage & Tobacco
         152,300   Compania Cervecerias Unidas S.A.                     769,940
          61,500   Compania Cervecerias Unidas S.A. (ADR)             1,551,030
Building Materials
         163,000   Masisa S.A. (ADR)(a)                               1,541,980
Merchandising
          53,000   Cencosud S.A.                                        104,598
Paper & Forest Products
          52,400   Empresas CMPC S.A.                                 1,293,953
Utilities-Electric, Gas & Water
         353,700   Enersis S.A. (ADR)                                 3,887,163
                                                                    -----------
Total Chilean Stocks
(Cost $15,004,614)                                                   16,949,204
                                                                    -----------

CHINA: 6.30%
Banking
      29,163,000   China Construction Bank (Class H)(a)              10,061,200
Chemicals
      13,608,000   Sinopec Shanghai Petrochemical                     5,233,177
                   Co., Ltd.
Energy Sources
      60,250,000   China Petroleum & Chemical                        29,828,251
                   Corp.
      11,912,000   China Shenhua Energy Co., Ltd.                    13,043,542
                   (Class H)(a)
      40,288,000   PetroChina Co., Ltd.                              32,779,873
       6,471,200   Yanzhou Coal Mining Co., Ltd.                      4,131,310
Food & Household Products
       9,209,000   China Mengniu Dairy Co., Ltd.                      7,936,001
Telecommunications
       2,954,700   China Netcom Group Corp., Ltd.                     4,699,869
      31,438,000   China Telecom Corp., Ltd.                         11,425,455
                   (Class H)
                                                                    -----------
Total Chinese Stocks
(Cost $93,670,409)                                                  119,138,678
                                                                    -----------

EGYPT: 0.83%
Industrials
          69,300   Orascom Contruction Industries                     5,281,228
                   (GDR)(b)
Telecommunications
         142,600   MobiNil                                            4,982,148
          52,000   Orascom Telecom Holding SAE                        5,391,418
                                                                    -----------
Total Egyptian Stocks
(Cost $13,504,655)                                                   15,654,794
                                                                    -----------

HUNGARY: 2.25%
Banking
         256,300   OTP Bank Rt.                                       8,378,615
Energy Sources
         335,491   MOL Magyar Olaj-es Gazipari                       31,484,575
                   Rt.
Health & Personal Care
          14,200   Gedeon Richter Rt.                                 2,552,649
                                                                    -----------
Total Hungarian Stocks
(Cost $20,072,725)                                                   42,415,839
                                                                    -----------

INDIA: 6.41%
Banking
       2,222,000   Andhra Bank                                        4,549,636
       4,031,000   Canara Bank, Ltd.                                 21,602,558
         336,500   ICICI Bank, Ltd. (ADR)                             9,691,200
       1,994,746   Industrial Development Bank Of                     4,321,691
                   India, Ltd.
         765,000   Oriental Bank of Commerce                          4,585,575
       2,012,000   Punjab National Bank, Ltd.                        20,915,799
Chemicals
         250,177   Reliance Industries, Ltd.                          4,928,412

Data Processing
         254,733   Infosys Technologies, Ltd.                        16,950,931
Energy Sources
         671,769   Chennai Petroleum Corp., Ltd.                      3,431,805
         309,918   Hindustan Petroleum Corp.,                         2,263,418
                   Ltd.
Industrial Components
         137,294   Bharat Heavy Electricals, Ltd.                     4,221,025
Machinery
         377,336   Tata Motors, Ltd.                                  5,492,877
Metal-Steel
       1,690,950   Steel Authority of India, Ltd.                     2,020,400
         650,894   Tata Steel, Ltd.                                   5,493,789
Telecommunications
         556,785   Bharti Tele-Ventures, Ltd. (a)                     4,269,966
Transportation - Airlines
         250,698   Jet Airways, Ltd.                                  6,351,722
                                                                    -----------
Total Indian Stocks
(Cost $92,010,143)                                                  121,090,804
                                                                    -----------

INDONESIA: 1.59%
Automobiles
       9,211,000   PT Astra International Tbk                         9,500,182
Banking
          75,000   PT Bank Central Asia Tbk                              25,811
      37,800,200   PT Bank Rakyat Indonesia                          11,575,498
Multi-Industry
      57,684,000   PT Bumi Resources Tbk                              4,448,357
Telecommunications
       7,466,000   PT Telekomunikasi Indonesia                        4,453,753
                                                                    -----------
Total Indonesian Stocks
(Cost $17,987,538)                                                   30,003,601
                                                                    -----------

ISRAEL: 4.58%
Banking
       7,943,400   Bank Hapoalim, Ltd.                               36,637,425
       7,864,200   Bank Leumi Le-Israel                              30,011,008
Electronic Components & Instruments
         115,600   Lipman (a)                                         2,690,012
Health & Personal Care
         401,800   Teva Pharmaceutical                               17,281,418
                   Industries, Ltd. (ADR)
                                                                    -----------
Total Israeli Stocks
(Cost $45,797,260)                                                   86,619,863
                                                                    -----------

MALAYSIA: 0.62%
Automobiles
           6,000   Proton Holdings Berhad                                10,398
       6,322,700   Tan Chong Motor Holdings Berhad                    2,258,406
Broadcasting & Publishing
       2,227,700   Astro All Asia Networks plc                        3,094,437
Chemicals
       4,894,100   Titan Chemicals Corp.                              1,851,717
Telecommunications
       1,751,700   Telekom Malaysia Berhad                            4,427,421
                                                                    -----------
Total Malaysian Stocks
(Cost $12,690,055)                                                   11,642,379
                                                                    -----------

MEXICO: 5.34%
Banking
       3,329,600   Grupo Financiero Banorte S.A.                      6,895,631
                   de C.V.
Beverage & Tobacco
          29,000   Coca Cola Femsa, S.A. de C.V.                        783,290
                   (ADR)
          74,209   Fomento Economico Mexicano,                        5,380,895
                   S.A. de C.V. (ADR)
Broadcasting & Publishing
         126,800   Grupo Televisa S.A. (ADR)                         10,207,400
Building Materials
       3,173,540   Cemex S.A. de C.V.                                18,824,845
Construction & Housing
         372,400   Corporacion GEO, S.A. de C.V.                      1,313,426
                   (Series B)(a)
Merchandising
       1,546,400   Wal-Mart de Mexico S.A. de                         8,581,011
                   C.V.
Miscellaneous Materials
         774,700   Grupo Mexico S.A. de C.V.                          1,806,965
Multi-Industry
       2,418,200   Alfa, S.A. (Class A)                              13,418,650
Paper & Forest Products
         724,600   Kimberly-Clark de Mexico, S.A.                     2,589,683
                   de C.V.
Real Estate
         621,600   Urbi, Desarrollos Urbanos,                         4,296,976
                   S.A. de C.V.
Telecommunications
         797,900   America Movil S.A. de C.V.                        23,346,554
                   (ADR)
         140,000   Telefonos de Mexico S.A. de                        3,455,200
                   C.V. (ADR)
                                                                    -----------
Total Mexican Stocks
(Cost $63,027,860)                                                  100,900,526
                                                                    -----------

PANAMA: 0.04%
Transportation - Airlines
          29,200   Copa Holdings S.A.                                   797,160
                   (Class A)(a)
                                                                    -----------
Total Panama Stocks
(Cost $584,000)                                                         797,160
                                                                    -----------

PHILIPPINES: 0.81%
Telecommunications
         447,200   Philippine Long Distance                          15,284,227
                   Telephone Co. (a)
                                                                    -----------
Total Philippine Stocks
(Cost $8,617,527)                                                    15,284,227
                                                                    -----------

PORTUGAL: 0.00%
Banking
               1   Banco Comercial Portugues,                                 3
                   S.A.
                                                                    -----------
Total Portuguese Stocks
(Cost $0)                                                                     3
                                                                    -----------

RUSSIA: 2.57%
Electronic Components & Instruments
         285,500   Uralsvyazinform (ADR)                              2,072,730
Energy Sources
         423,651   LUKOIL (ADR)                                      24,995,409
Metal-Nonferrous
          58,800   Mining and Metallurgical Co.                       5,586,000
                   Norilsk Nickel (ADR)
Metal-Steel
         125,800   Mechel Steel Group OAO (ADR)                       3,040,586
Telecommunications
         159,000   AO VimpelCom (ADR)(a)                              7,032,570
         169,200   Mobile TeleSystems (ADR)                           5,922,000
                                                                    -----------
Total Russian Stocks
(Cost $37,556,568)                                                   48,649,295
                                                                    -----------
SOUTH AFRICA: 11.97%
Automobiles
          56,360   Imperial Holdings, Ltd.                            1,253,311
Banking
       1,493,855   ABSA Group, Ltd.                                  23,819,862
         912,000   Standard Bank Group, Ltd.                         10,945,433
Broadcasting & Publishing
       1,136,288   Naspers, Ltd.                                     20,151,829
Construction & Housing
         387,620   Aveng, Ltd.                                        1,103,609
       2,754,090   Murray & Roberts Holdings, Ltd.                    8,564,748
Energy Sources
         491,359   Sasol                                             17,696,199
Financial Services
       3,462,710   FirstRand, Ltd.                                   10,122,023
Food & Household Products
         390,032   Tiger Brands, Ltd.                                 8,968,733
Gold Mines
          41,204   Impala Platinum Holidings, Ltd.                    6,067,585
Health & Personal Care
         550,563   Medi Clinic Corp., Ltd.                            1,563,777
       8,081,581   Network Healthcare Holdings, Ltd.                  9,623,649
Insurance
         105,116   Liberty Group, Ltd.                                1,254,737
      15,724,740   Sanlam, Ltd.                                      37,782,309
Merchandising
         346,813   Aspen Pharmacare Holdings, Ltd.                    1,831,346
       1,156,221   Edgars Consolidated Stores, Ltd.                   6,434,175
         252,678   JD Group, Ltd.                                     3,071,950
         737,935   Massmart Holdings, Ltd.                            6,036,583
Metal-Nonferrous
         362,031   BHP Billiton plc                                   5,945,052
Metal-Steel
         723,358   Mittal Steel South Africa, Ltd.                    7,006,235
Miscellaneous Materials
       2,522,010   Consol, Ltd.                                       4,769,452
Telecommunications
       1,505,867   MTN Group, Ltd.                                   14,788,345
         821,510   Telkom S.A., Ltd.                                 17,498,494
                                                                    -----------
Total South African Stocks
(Cost $133,260,765)                                                 226,299,436
                                                                    -----------

SOUTH KOREA: 18.52%
Automobiles
         275,150   Hyundai Mobis                                     24,943,904
         507,280   Hyundai Motor Co., Ltd.                           48,258,579
         233,920   Kumho Tire Co., Inc.                               3,621,841
Banking
         842,000   Industrial Bank of Korea                          14,450,757
         632,240   Kookmin Bank                                      47,649,800
         758,000   Shinhan Financial                                 30,486,563
Chemicals
       1,300,000   Hanwha Chemical Corp.                             14,630,969
Construction & Housing
         138,910   Daelim Industrial Co., Ltd.                        9,822,515
         120,000   Hyundai Development Co.                            5,394,192
Electronic Components & Instruments
         403,030   LG. Philips LCD Co., Ltd. (a)                     16,873,810
          16,500   LG. Philips LCD Co., Ltd.                            354,090
                       (ADR)(a)
         116,492   Samsung Electronic Co., Ltd.                      74,946,098
Energy Sources
          70,200   S-Oil Corp.                                        4,899,766
Merchandising
          14,310   Shinsegae Co., Ltd.                                6,236,474
Metal-Steel
         361,080   INI Steel Co.                                      7,374,861
         147,500   POSCO                                             29,346,889
Telecommunications
         217,250   KT Freetel Co., Ltd.                               5,256,781
Transportation - Shipping
      10,242,000   STX Pan Ocean Co., Ltd.                            5,439,955
                                                                    -----------
Total South Korean Stocks
(Cost $205,550,956)                                                 349,987,844
                                                                    -----------
TAIWAN: 13.40%
Banking
      11,389,290   Chinatrust Financial Holding                       9,020,807
                   Co., Ltd.
Chemicals
       1,215,300   Formosa Chemicals & Fibre                          1,962,162
                   Corp.
Data Processing
       1,061,600   Foxconn Technology Co., Ltd.                       5,266,321
       4,887,750   Quanta Computer, Inc.                              6,860,592
Electrical & Electronics
         138,300   AU Optronics Corp. (ADR)                           2,075,883
      30,563,720   Compal Electronics, Inc.                          27,525,508
       4,045,898   Gigabyte Technology Co., Ltd.                      3,835,650
       7,364,464   Hon Hai Precision Industry                        40,465,707
                   Co., Ltd.
       1,682,000   Lite-On Technology Corp.                           2,286,479
Electronic Components & Instruments
       5,849,824   Chi Mei Optoelectronics Corp.                      8,632,833
      36,100,000   CMC Magnetics Corp. (a)                           12,880,310
         919,500   MediaTek, Inc.                                    10,756,632
      12,760,000   Ritek Corp. (a)                                    4,248,202
      30,877,981   Taiwan Semiconductor                              58,833,505
                   Manufacturing Co., Ltd.
         775,200   Taiwan Semiconductor                               7,682,232
                   Manufacturing Co., Ltd. (ADR)

Insurance
      10,246,000   Cathay Financial Holding Co., Ltd.                18,524,764
Metal-Steel
      16,867,830   China Steel Corp.                                 12,823,757
Telecommunications
       4,485,000   Chungwha Telecom Co., Ltd.                         7,790,742
      10,470,000   Far EasTone Telecommunications                    11,848,979
                   Co., Ltd.
                                                                  -------------
Total Taiwanese Stocks
(Cost $221,816,593)                                                 253,321,065
                                                                  -------------
THAILAND: 3.45%
Banking
      31,746,100   Bank of Ayudhya Public Co.,                       12,490,698
                   Ltd. (Foreign)
       9,112,600   Siam City Bank Public Co.,                         5,382,732
                   Ltd. (Foreign)
       1,181,800   Siam Commercial Bank Public                        1,497,955
                   Co., Ltd. (Foreign)
Chemicals
       4,884,387   PTT Chemical PCL (Foreign)                         9,643,762
Energy Sources
       5,223,300   PTT Public Co., Ltd.                              28,774,303
                   (Foreign)(PFD)
       1,868,200   Thai Oil Public Co., Ltd.                          2,891,669
                   (Foreign)
Transportation - Shipping
       2,703,700   Regional Container Line Public                     1,795,876
                   Co., Ltd. (Foreign)
Utility
       4,911,700   Glow Energy PCL (Foreign)                          2,789,582
                                                                  -------------
Total Thai Stocks
(Cost $31,816,143)                                                   65,266,577
                                                                  -------------
TURKEY: 3.60%
Appliances & Household Durables
         535,300   Arcelik A.S.                                       3,708,420
Automobiles
       1,139,205   Ford Otomotiv Sanayi A.S.                          9,956,517
Banking
       2,113,702   Akbank T.A.S.                                     17,115,975
       2,712,351   Turkiye Garanti Bankasi A.S. (a)                   9,754,907
       1,426,700   Turkiye Is Bankasi                                12,277,626
         443,500   Turkiye Vakiflar Bankasi                           2,348,038
                   T.A.O. (a)
Broadcasting & Publishing
               1   Dogan Yayin Holdings A.S. (a)                              3
Energy Sources
         556,550   Tupras-Turkiye Petrol                             10,228,891
                   Rafinerileri A.S.
Telecommunications
         170,600   Turkcell Iletisim Hizmetleri                       2,620,416
                   A.S. (ADR)
                                                                  -------------
Total Turkish Stocks
(Cost $32,373,306)                                                   68,010,793
                                                                  -------------
Total Equities
(Cost $1,198,363,786)                                             1,857,418,387
                                                                  -------------

Quantity           Description                                      Market Value
--------           -----------                                      ------------
REPURCHASE AGREEMENT: 0.84%
  $   15,909,000   State Street Bank & Trust Co.,                $   15,909,000
                   3.35%, dated 12/30/05, due
                   1/3/06 in the amount of
                   $15,914,922 (collateralized by
                   $16,500,000 U.S. Treasury
                   Note, 3.00%, due 2/15/08,
                   value $16,231,875)
Total Repurchase Agreement
(Cost $15,909,000)                                                   15,909,000
                                                                 --------------
INVESTMENT SUMMARY
Total Investments (c)
(Cost $1,214,272,786)                                    99.12%  $1,873,327,387
Cash and Other Assets, Less
Liabilities                                               0.88       16,708,241
                                                        ------   --------------
Net Assets                                              100.00%  $1,890,035,628
                                                        ------   --------------

(a)  Non-income-producing security.

(b) Security is exempt from registration under Rule 144A of the securities Act of 1933. These securities are considered liquid and may by resold in transactions exempt from registration, normally to qualified institutional buyers. December 31, 2005, the aggregate market value of these securities amounted to $5,691,247 or 0.3% of net assets.

(c) At December 31, 2005, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $683,878,172 and gross unrealized depreciation of investments was $24,823,571 resulting in net unrealized appreciation of $659,054,601 (excluding foreign currency transactions and future contracts).

     Explanation of abbreviations:
     ADR - American Depository Receipts
     GDR - Global Depository Receipts
     PFD - Preference Shares

Allocation of assets by industry as of December 31, 2005:
Appliances & Household Durables                               0.20 %
Automobiles                                                   5.28
Banking                                                      19.80
Beverage & Tobacco                                            0.50
Broadcasting & Publishing                                     1.77
Building Materials                                            1.08
Chemicals                                                     2.73
Construction & Housing                                        1.39
Data Processing                                               1.54
Electrical & Electronics                                      4.03
Electronic Components & Instruments                          10.58
Energy & Equipment Services                                   0.38
Energy Sources                                               15.21
Financial Services                                            2.44
Food & Household Products                                     0.89
Gold Mines                                                    0.32
Health & Personal Care                                        1.76
Industrial Components                                         0.22
Industrials                                                   0.37
Insurance                                                     3.05
Machinery                                                     0.29
Merchandising                                                 2.24
Metal-Nonferrous                                              0.61
Metal-Steel                                                   6.24
Miscellaneous Materials                                       1.84
Multi-Industry                                                0.94
Paper & Forest Products                                       1.06
Real Estate                                                   0.37
Telecommunications                                            8.84
Transportation - Airlines                                     0.48
Transportation - Road & Rail                                  0.18
Transportation - Shipping                                     0.38
Utilities-Electric, Gas & Water                               1.12
Utility                                                       0.15
Short-Term                                                    0.84
Cash and Other Assets, Less Liabilities                       0.88
                                                            ------
Total                                                       100.00%
                                                            ======

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

SANFORD C. BERNSTEIN FUND, INC.
SCHEDULE OF INVESTMENTS
INTERMEDIATE DURATION PORTFOLIO
December 31, 2005 (Unaudited)

Principal Amount   Description                                     Market Value
----------------   -----------                                     ------------
U.S. TREASURY NOTES: 10.92%
    $116,300,000   3.875%, 07/31/2007 (a)(b)                       $115,355,062
      98,585,000   4.25%, 10/31/2007 (a)                             98,296,146
      94,660,000   3.875%, 09/15/2010 (a)                            92,689,179
      31,146,527   2.00%, 07/15/2014 (a)                             30,972,543
       4,532,530   1.625%, 01/15/2015 (a)                             4,366,631
      38,115,000   4.50%, 11/15/2015 (a)                             38,427,657
                                                                   ------------
Total U.S. Treasury Notes
(Cost $380,742,699)                                                 380,107,218
                                                                   ------------
U.S. TREASURY BONDS: 4.39%
      30,600,000   7.25%, 05/15/2016 (a)                             37,573,465
     102,510,000   5.375%, 02/15/2031 (a)                           115,147,535
                                                                   ------------
Total U.S. Treasury Bonds
(Cost $151,491,357)                                                 152,721,000
                                                                   ------------
U.S. GOVERNMENT SPONSORED AGENCY OBLIGATIONS: 0.81%
      28,946,000   Federal National Mortgage                         28,221,395
                   Association
                   3.875%, 11/17/2008 (a)
                                                                   ------------
Total U.S. Government Sponsored Agency Obligations
(Cost $28,706,000)                                                   28,221,395
                                                                   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.77%
      12,113,451   Fanniemae Grantor Trust,                          12,117,206
                   Series 2004-T5 Class AB4,
                   4.76%, 05/28/2035 (a)(c)
       7,239,402   Fanniemae Grantor Trust,                           7,238,316
                   Series 2005-T3 Class A1A,
                   4.419%, 07/25/2035 (a)(c)
       7,273,291   Washington Mutual, Series                          7,271,327
                   2005-AR2 Class 2A22, 4.60%,
                   01/25/2045 (a)(c)
                                                                   ------------
Total Collateralized Mortgage Obligations
(Cost $26,626,144)                                                   26,626,849
                                                                   ------------
MORTGAGE PASS-THROUGHS: 38.84%
     335,578,692   Federal National Mortgage                        334,600,365
                   Association Pool, 5.50%,
                   01/01/2009-02/01/2035 (a)
     143,809,100   Federal National Mortgage                        145,461,948
                   Association Pool, 6.00%,
                   11/01/2016-09/01/2035 (a)
      62,695,000   Federal National Mortgage                         61,950,810
                   Association Pool, 5.00%,
                   04/01/2019 (a)
       4,407,799   Federal Home Loan Mortgage                         4,499,615
                   Corp. Pool, 6.00%, 09/01/2020 (a)
     103,965,000   Federal National Mortgage                        101,138,400
                   Assocation Pool TBA, 4.50%,
                   12/25/2020 (d)
      40,315,000   Federal National Mortgage                         39,874,034
                   Association Pool TBA, 5.00%,
                   12/25/2020 (d)
               6   Federal Home Loan Mortgage                                 7
                   Corp. Pool, 8.50%, 05/01/2025 (a)

           1,948   Government National Mortgage                           2,106
                   Association Pool, 8.50%,
                   11/15/2026 (a)
           3,685   Government National Mortgage                           3,876
                   Association Pool, 7.00%,
                    10/15/2027 (a)
      42,961,893   Federal Home Loan Mortgage                        40,429,817
                   Corp. Pool, 4.50%, 03/01/2034,
                   03/01/2034-11/01/2035 (a)
      23,627,448   Federal National Mortgage                         22,229,491
                   Association Pool, 4.50%,
                   08/01/2035-09/01/2035 (a)
      53,195,000   Federal National Mortgage                         51,499,410
                   Association Pool TBA, 5.00%,
                   12/25/2035 (d)
      45,695,000   Federal National Mortgage                         44,267,031
                   Association Pool TBA, 5.00%,
                   12/25/2035 (d)
     247,830,000   Federal National Mortgage                        245,351,700
                   Association Pool TBA, 5.50%,
                   12/25/2035 (d)
      12,890,000   Federal Home Loan Mortgage                        13,014,878
                   Corp. Pool TBA, 6.00%,
                   12/25/2035 (d)
     111,240,000   Federal National Mortgage                        112,248,057
                   Association Pool TBA, 6.00%,
                   12/25/2035 (d)
     131,580,000   Federal National Mortgage                        134,951,737
                   Association Pool TBA, 6.50%,
                   12/25/2035 (d)
                                                                  -------------
Total Mortgage Pass-Throughs
(Cost $1,354,698,756)                                             1,351,523,282
                                                                  -------------
AUTOMOTIVE: 0.66%
       4,135,000   Ford Motor Credit Co.,                             4,000,489
                   6.50%, 01/25/2007 (a)
       5,310,000   Ford Motor Credit Co.,                             4,816,467
                   6.625%, 06/16/2008 (a)
       2,995,000   DaimlerChrysler NA,                                2,924,279
                   4.875%, 06/15/2010 (a)
       1,985,000   Ford Motor Credit Co.,                             1,739,888
                   7.375%, 02/01/2011 (a)
       3,040,000   Hertz Corp.,                                       3,097,000
                   8.875%, 01/01/2014,
                   Callable 01/01/2014 @ 104.44 (a)(e)
       6,535,000   General Motors Acceptance Corp.,                   6,259,752
                   8.00%, 11/01/2031 (a)
                                                                  -------------
Total Automotive
(Cost $24,035,477)                                                   22,837,875
                                                                  -------------
BANKING: 1.99%
       4,770,000   Suntrust Bank,                                     4,777,082
                   4.54%, 06/02/2009 (a)(c)
       4,435,000   Wells Fargo & Co. Senior Note,                     4,317,610
                   4.20%, 01/15/2010 (a)
       4,100,000   Huntington National Bank,                          4,019,119
                   Senior Note, 4.375%,
                   01/15/2010 (a)
       8,595,000   JP Morgan Chase & Co.,                             9,205,907
                   6.75%, 02/01/2011 (a)
       1,210,000   UFJ Bank Ltd., Subordinated                        1,336,129
                   Note, 7.40%, 06/15/2011 (a)
       2,366,000   UFJ Finance Aruba AEC,                             2,583,353
                   6.75%, 07/15/2013 (a)
       4,040,000   Zions Bancorp.,                                    4,069,827
                   5.50%, 11/16/2015 (a)
       1,300,000   Resona Bank, Ltd.,                                 1,294,506
                   5.85%, 04/15/2016 (a)(c)(e)
      16,075,000   Mizuho Financial Group Ltd.,                      17,417,263
                   8.375%, 04/27/2049,
                   Callable 04/27/2009 @ 100.00 (a)
       2,270,000   Sumitomo Mitsui Banking Corp.,                     2,261,501
                   5.625%, 07/29/2049,
                   Callable 10/15/2015 @ 100 (a)(c)(e)
      10,580,000   RBS Capital Trust III,                            10,518,255
                   5.512%, 09/29/2049,
                   Callable 09/30/2014 @ 100.00 (a)(c)
       6,460,000   Barclays Bank plc,                                 7,452,766
                   8.55%, 09/29/2049,
                   Callable 06/15/2011 @ 100.00 (a)(c)(e)

                                                                  -------------
Total Banking
(Cost $68,904,608)                                                   69,253,318
                                                                  -------------
BROADCASTING/MEDIA: 1.09%
       4,175,000   Time Warner, Inc.,                                 4,444,204
                   6.875%, 05/01/2012 (a)
         880,000   Allbritton Communications Co.,                       884,400
                   Senior Subordinated Note,
                   7.75%, 12/15/2012,
                   Callable 12/15/2007@ 103.88 (a)
       4,800,000   News America Holdings,                             5,829,725
                   9.25%, 02/01/2013 (a)
       3,485,000   WPP Finance Corp. (United                          3,536,947
                   Kingdom),
                   5.875%, 06/15/2014 (a)
       3,355,000   Lamar Media Corp.,                                 3,367,581
                   6.625%, 08/15/2015,
                   Callable 08/15/2015 @ 103.31 (a)
       6,400,000   BSKYB Finance United Kingdom                       6,370,400
                   plc,
                   5.625%, 10/15/2015 (a)(e)
       8,475,000   Time Warner Entertainment Co.,                     9,799,753
                   Senior Debenture, 8.375%,
                   03/15/2023 (a)
       3,525,000   News America Holdings,                             3,625,537
                   6.55%, 03/15/2033 (a)
                                                                  -------------
Total Broadcasting/Media
(Cost $38,491,492)                                                   37,858,547
                                                                  -------------
BUILDING/REAL ESTATE: 0.25%
       4,285,000   Simon Property Group, L.P.,                        4,378,602
                   6.375%, 11/15/2007 (a)
       2,965,000   iStar Financial Inc., Senior                       2,871,463
                   Note, 5.15%, 03/01/2012 (a)
       1,530,000   William Lyon Homes Inc.,                           1,579,725
                   10.75%, 04/01/2013,
                   Callable 04/01/2008 @ 105.38 (a)
                                                                  -------------
Total Building/Real Estate
(Cost $9,090,743)                                                     8,829,790
                                                                  -------------
CABLE: 0.77%
       2,115,000   British Sky Broadcasting Group                     2,215,606
                   plc,
                   6.875%, 02/23/2009 (a)
       1,975,000   Cablevision Systems Corp.,                         1,846,625
                   Series B, 8.00%, 04/15/2012 (a)
       2,730,000   Charter Communications                             2,716,350
                   Operating LLC, Senior Note,
                   8.00%, 04/30/2012 (a)(e)
       4,795,000   Comcast Corp.,                                     4,704,125
                   5.30%, 01/15/2014 (a)
       3,177,000   PanAmSat Corp.,                                    3,327,908
                   9.00%, 08/15/2014,
                   Callable 08/15/2009 @ 104.50 (a)
       1,930,000   Directv Holdings Llc,                              1,886,575
                   6.375%, 06/15/2015,
                   Callable 6/15/2010 @ 103.19 (a)
       7,600,000   Comcast Cable Communication                        9,957,497
                   Holdings Inc.,
                   9.455%, 11/15/2022 (a)
                                                                  -------------
Total Cable
(Cost $27,773,297)                                                   26,654,686
                                                                  -------------
CHEMICALS: 0.32%
       3,045,000   ProLogis,                                          3,070,502
                   7.05%, 07/15/2006 (a)
       4,290,000   Nell AF SARL (Luxembourg),                         4,247,100
                   Senior Note, 8.375%,
                   08/15/2015,
                   Callable 08/15/2010 @ 104.19 (a)(e)
       3,600,000   Union Carbide Corp.,                               3,849,390
                   Debenture, 7.75%, 10/01/2096 (a)
                                                                  -------------
Total Chemicals
(Cost $10,952,033)                                                   11,166,992
                                                                  -------------

COMMUNICATIONS: 2.10%
       6,050,000   Cox Enterprises Inc.,                              5,907,801
                   4.375%, 05/01/2008 (a)(e)
      11,555,000   Telecom Italia Capital,                           11,005,537
                   4.00%, 01/15/2010 (a)
       4,030,000   Deutsche Telekom International                     4,569,097
                   Finance BV
                   8.00%, 06/15/2010 (a)
      10,250,000   British Telecommunications                        11,668,200
                   plc,
                   8.375%, 12/15/2010 (a)
       5,600,000   AT&T Corp., Senior Note,                           6,198,220
                   7.30%, 11/15/2011 (a)
      20,505,000   Sprint Capital Corp.,                             23,764,536
                   8.375%, 03/15/2012 (a)
       3,335,000   Qwest Communications                               3,426,713
                   International Inc.,
                   7.50%, 02/15/2014,
                   Callable 02/15/2020 @ 103.75 (a)(e)
       4,385,000   Verizon Global Funding Corp.,                      4,244,702
                   4.90%, 09/15/2015 (a)
       1,800,000   AT&T Corp.,                                        2,261,023
                   9.75%, 11/15/2031 (a)
                                                                  -------------
Total Communications
(Cost $74,579,088)                                                   73,045,829
                                                                  -------------
COMMUNICATIONS-FIXED: 0.03%
       1,055,000   Qwest Corp.,                                       1,189,512
                   8.875%, 03/15/2012 (a)(e)
                                                                  -------------
Total Communications-Fixed
(Cost $1,144,657)                                                     1,189,512
                                                                  -------------
COMMUNICATIONS-MOBILE: 1.05%
       6,706,000   Cingular Wireless LLC,                             6,754,424
                   5.625%, 12/15/2006 (a)
       5,595,000   Telus Corp.,                                       5,777,593
                   7.50%, 06/01/2007 (a)
      12,520,000   New Cingular Wireless Services                    14,048,141
                   Inc.,
                   7.875%, 03/01/2011 (a)
       1,691,000   Digicel Ltd. (Bermuda), Senior                     1,737,502
                   Note, 9.25%, 09/01/2012,
                   Callable 09/01/2009 @104.63 (a)(e)
       6,200,000   AT&T Wireless Services Inc.,                       8,213,872
                   Senior Note, 8.75%,
                   03/01/2031 (a)
                                                                  -------------
Total Communications-Mobile
(Cost $35,628,298)                                                   36,531,532
                                                                  -------------

CONGLOMERATE/MISCELLANEOUS: 0.20%
       5,920,000   Hutchison Whampoa                                  6,837,825
                   International Ltd.,
                   7.45%, 11/24/2033 (a)(e)
                                                                  --------------
Total Conglomerate/Miscellaneous
(Cost $6,058,528)                                                     6,837,825
                                                                  --------------
CONSUMER MANUFACTURING: 0.22%
       2,800,000   Fortune Brands Inc.,                               2,740,147
                   2.875%, 12/01/2006 (a)
       1,990,000   Visant Corp.,                                      1,999,950
                   7.625%, 10/01/2012,
                   Callable 10/01/2008 @ 103.81 (a)
       3,100,000   Acco Brands Corp., Senior                          2,921,750
                   Subordinated Note, 7.625%,
                   08/15/2015,
                   Callable 8/15/2010 @ 103.81 (a)
                                                                  --------------
Total Consumer Manufacturing
(Cost $7,924,701)                                                     7,661,847
                                                                  --------------
ENERGY: 0.85%
       2,100,000   Duke Energy Field Services                         2,322,478
                   Corp.,
                   7.875%, 08/16/2010 (a)
       1,295,000   Amerada Hess Corp.,                                1,391,545
                   6.65%, 08/15/2011 (a)
       6,055,000   Valero Energy Corp.,                               6,597,734
                   6.875%, 04/15/2012 (a)
       3,310,000   Enterprise Products Operating                      3,307,415
                   LP, Series B, 5.60%,
                   10/15/2014 (a)
       6,230,000   Conoco Inc., Senior Note,                          7,519,006
                   6.95%, 04/15/2029 (a)
       4,590,000   Amerada Hess Corp.,                                5,557,953
                   7.875%, 10/01/2029 (a)
       2,270,000   Valero Energy Corp.,                               2,758,710
                   7.50%, 04/15/2032 (a)
                                                                  -------------
Total Energy
(Cost $27,745,579)                                                   29,454,841
                                                                  -------------
FINANCIAL: 4.40%
       2,945,000   CIT Group Inc., Medium-Term                        2,952,978
                   Note, 4.588%, 05/18/2007 (a)(c)
      22,130,000   General Electric Capital                          22,155,494
                   Corp., Medium-Term Note,
                   4.561%, 06/22/2007 (a)(c)
      17,490,000   Core Investment Grade Trust,                      17,306,005
                   4.659%, 11/30/2007 (a)
       1,865,000   Boeing Capital Corp., Senior                       1,860,009
                   Note, 4.75%, 08/25/2008 (a)
       8,840,000   Household Finance Corp.,                           9,200,451
                   6.50%, 11/15/2008 (a)
       9,990,000   American General Finance                           9,889,730
                   Corp., Medium-Term Note,
                   4.625%, 05/15/2009 (a)

       3,435,000   Citigroup Inc.,                                    3,441,887
                   4.60%, 06/09/2009 (a)(c)
      18,971,000   Dow Jones Cdx, High Yield                         19,350,420
                   Series 4-T3, 8.00%,
                   06/29/2010 (a)
       5,700,000   Berkshire Hathaway Finance                         5,518,324
                   Corp.,
                   4.20%, 12/15/2010 (a)
       6,600,000   CountryWide Home Loans Inc.,                       6,210,191
                   Medium-Term Note, Series L,
                   4.00%, 03/22/2011 (a)
       6,275,000   General Electric Capital                           6,092,190
                   Corp.,
                   4.375%, 11/21/2011 (a)
       6,035,000   CIT Group Inc., Senior Note,                       6,844,481
                   7.75%, 04/02/2012 (a)
       2,855,000   Household Finance Corp.,                           3,123,002
                   7.00%, 05/15/2012 (a)
       2,884,000   Capital One Bank, Subordinated                     3,064,071
                   Note, 6.50%, 06/13/2013 (a)
       4,790,000   Goldman Sachs Group Inc.,                          4,646,156
                   4.75%, 07/15/2013 (a)
      18,963,000   Citigroup, Inc., Subordinated                     18,666,324
                   Note, 5.00%, 09/15/2014 (a)
       3,450,000   Goldman Sachs Group Inc.,                          3,410,984
                   5.125%, 01/15/2015 (a)
       2,460,000   Resona Preferred Global                            2,609,996
                   Securities,
                   7.191%, 07/30/2015,
                   Callable 07/30/2015 @ 100 (a)(c)(e)
       4,445,000   ZFS Finance USA Trust I                            4,477,306
                   6.15%, 12/15/2065,
                   Callable 12/15/2010 @ 100.00 (a)(e)
       2,300,000   ILFC E-Capital Trust I                             2,309,037
                   5.90%, 12/21/2065,
                   Callable 12/21/2010 @ 100.00 (a)(e)
                                                                  -------------
Total Financial
(Cost $151,010,956)                                                 153,129,036
                                                                  -------------
FOOD/BEVERAGE: 0.29%
       1,834,000   ConAgra Foods Inc.,                                2,020,595
                   7.875%, 09/15/2010 (a)
       1,225,000   ConAgra Foods Inc.,                                1,304,838
                   6.75%, 09/15/2011 (a)
       6,900,000   Kraft Foods Inc.,                                  6,902,629
                   5.25%, 10/01/2013 (a)
                                                                  -------------
Total Food/Beverage
(Cost $10,456,016)                                                   10,228,062
                                                                  -------------
GAMING: 0.03%
       1,110,000   Riviera Holdings Corp.,                            1,194,637
                   11.00%, 06/15/2010,
                   Callable 06/15/2006 @ 105.50 (a)
                                                                  -------------
Total Gaming
(Cost $1,156,762)                                                     1,194,637
                                                                  -------------
HEALTHCARE: 0.35%
       1,796,000   Wellpoint Inc.,                                    1,756,111
                   3.75%, 12/14/2007 (a)
       1,157,000   Concentra Operating Corp.,                         1,191,710
                   9.125%, 06/01/2012,
                   Callable 06/01/2008 @ 104.56 (a)
       5,326,000   Wyeth,                                             5,394,988
                   5.50%, 02/01/2014 (a)
       3,550,000   Humana Inc., Senior Note,                          3,739,140
                    6.30%, 08/01/2018 (a)
                                                                  -------------
Total Healthcare
(Cost $11,984,214)                                                   12,081,949
                                                                  -------------

INDUSTRIAL: 0.04%
       1,132,000   H&E Equipment Services LLC,                        1,250,860
                   11.125%, 06/15/2012,
                   Callable 06/15/2007 @ 105.56 (a)
                                                                     ----------
Total Industrial
(Cost $1,167,823)                                                     1,250,860
                                                                     ----------
INSURANCE: 1.14%
       2,058,000   Fairfax Financial Holdings Ltd.,                   1,920,283
                   7.75%, 04/26/2012 (a)
       4,125,000   MetLife Inc.,                                      4,081,155
                   5.00%, 11/24/2013 (a)
       3,825,000   Assurant Inc.,                                     3,874,056
                   5.625%, 02/15/2014 (a)
       4,025,000   Liberty Mutual Group,                              3,972,981
                   5.75%, 03/15/2014 (a)(e)
       2,320,000   Fairfax Financial Holdings Ltd.,                   1,913,292
                   7.375%, 04/15/2018 (a)
       3,640,000   Royal & Sun Alliance Insurance Group plc,          4,648,193
                   8.95%, 10/15/2029 (a)
      10,015,000   Mangrove Bay Pass-Through Trust,                   9,938,686
                   6.102%, 07/15/2033,
                   Callable 07/15/2013 @ 100 (a)(c)(e)
       8,625,000   Zurich Capital Trust,                              9,334,492
                   8.376%, 06/01/2037,
                   Callable 06/01/2007 @ 104.19 (a)(e)
                                                                     ----------
Total Insurance
(Cost $39,744,459)                                                   39,683,138
                                                                     ----------
METALS/MINING: 0.21%
       2,540,000   AK Steel Corp.,                                    2,413,000
                   7.875%, 02/15/2009,
                   Callable 11/07/2005 @ 102.65 (a)
       2,470,000   Ispat Inland ULC,                                  2,797,275
                   9.75%, 04/01/2014,
                   Callable 04/01/2009 @ 104.88 (a)
       2,260,000   Teck Cominco Ltd.,                                 2,235,029
                   6.125%, 10/01/2035 (a)
                                                                     ----------
Total Metals/Mining
(Cost $7,509,779)                                                     7,445,304
                                                                     ----------
PAPER/PACKAGING: 0.38%
       4,060,000   Weyerhaeuser Co.,                                  4,142,012
                   5.95%, 11/01/2008 (a)
       4,230,000   Packaging Corp. of America,                        4,154,194
                   5.75%, 08/01/2013 (a)
       5,165,000   International Paper Co.,                           4,974,649
                   5.30%, 04/01/2015 (a)
                                                                     ----------
Total Paper/Packaging
(Cost $13,591,367)                                                   13,270,855
                                                                     ----------
PETROLEUM PRODUCTS: 0.05%
       1,840,000   Tengizchevroil Finance Co.,                        1,871,280
                   6.124%, 11/15/2014 (a)
                                                                     ----------
Total Petroleum Products
(Cost $1,844,275)                                                     1,871,280
                                                                     ----------
PUBLIC UTILITIES-ELECTRIC & GAS: 1.85%
       2,805,000   Consumers Energy Co., Series                       2,747,262
                   C, 4.25%, 04/15/2008 (a)
       3,005,000   Nisource Finance Corp.,                            3,329,450
                   7.875%, 11/15/2010 (a)

       4,845,000   Progress Energy Inc.,                              5,227,367
                   7.10%, 03/01/2011 (a)
       7,945,000   FirstEnergy Corp., Series B,                       8,421,676
                   6.45%, 11/15/2011 (a)
       5,770,000   Carolina Power & Light Co.,                        6,181,926
                   6.50%, 07/15/2012 (a)
       2,400,000   MidAmerican Energy Holdings                        2,477,671
                   Co., Senior Note, 5.875%,
                   10/01/2012 (a)
       2,540,000   Public Service Co. of Colorado,                    2,956,929
                   7.875%, 10/01/2012 (a)
       5,805,000   Txu Australia Holdings Pty Ltd.,                   6,196,814
                   6.15%, 11/15/2013 (a)(e)
       3,275,000   Pacific Gas & Electric Co.,                        3,191,576
                   4.80%, 03/01/2014 (a)
       3,125,000   Duke Capital LLC, Senior Note,                     3,112,919
                   5.50%, 03/01/2014 (a)
       5,475,000   Duke Capital LLC, Senior Note,                     6,534,675
                   8.00%, 10/01/2019 (a)
       7,850,000   FirstEnergy Corp., Series C,                       9,262,765
                   7.375%, 11/15/2031 (a)
       4,680,000   Pacific Gas & Electric Co.,                        4,843,608
                   6.05%, 03/01/2034 (a)
                                                                     ----------
Total Public Utilities-Electric & Gas
(Cost $63,433,718)                                                   64,484,638
                                                                     ----------
PUBLIC UTILITIES - TELEPHONE: 0.20%
       3,085,000   Telecom Italia Capital,                            2,991,811
                   4.00%, 11/15/2008 (a)
       3,925,000   Telecom Italia Capital,                            3,970,279
                   6.375%, 11/15/2033 (a)
                                                                     ----------
Total Public Utilities - Telephone
(Cost $6,880,036)                                                     6,962,090
                                                                     ----------
RETAIL: 0.09%
       3,380,000   GSC Holdings Corp.,                                3,177,200
                   8.00%, 10/01/2012,
                   Callable 10/01/09 @ 104.00 (a)(e)
                                                                     ----------
Total Retail
(Cost $3,336,908)                                                     3,177,200
                                                                     ----------
SERVICE: 0.27%
       9,390,000   Pershing Road Development                          9,390,000
                   Company LLC,
                   4.81%, 09/01/2026,
                   Callable 12/01/2005 @ 102.00 (a)(c)(e)
                                                                     ----------
Total Service
(Cost $9,390,000)                                                     9,390,000
                                                                     ----------
SUPERMARKET/DRUG: 0.07%
       1,895,000   Safeway, Inc.,                                     1,962,288
                   6.50%, 03/01/2011 (a)
         629,000   Stater Bros. Holdings Inc.,                          622,710
                   8.125%, 06/15/2012,
                   Callable 06/15/2008 @ 104.06 (a)
                                                                     ----------
Total Supermarket/Drug
(Cost $2,591,597)                                                     2,584,998
                                                                     ----------
TECHNOLOGY: 0.07%
       1,720,000   International Business                             1,698,429
                   Machines Corp., Medium-Term
                   Note, 4.375%, 06/01/2009 (a)
         609,000   Motorola Inc.,                                       676,986
                   7.625%, 11/15/2010 (a)
                                                                     ----------
Total Technology
(Cost $2,398,345)                                                     2,375,415
                                                                     ----------

ASSET-BACKED SECURITIES: 5.29%
       5,559,647   Residential Asset Mortgage                         5,559,647
                   Products, Inc., Series
                   2005-RS1 Class AII1, 4.489%,
                   01/25/2006 (a)(c)
      11,900,000   Capital Auto Receivables Asset                    11,791,591
                   Trust, Series 2005-SN1A Class
                   A3A, 4.10%, 06/15/2008 (a)
       9,890,000   Bank One Issuance Trust,                           9,894,154
                   Series 2004-A4 Class A4,
                   4.409%, 02/16/2010 (a)(c)
      11,130,000   Discover Card Master Trust I,                     11,133,895
                   Series 2004-1 Class A, 4.399%,
                   04/16/2010 (a)(c)
      30,140,000   MBNA Credit Card Master Note                      30,307,277
                   Trust, Series 2001-A5 Class
                   A5, 4.579%, 03/15/2011 (a)
       9,305,000   American Express Credit                            9,302,115
                   Account Master Trust, Series
                   2005-1 Class A, 4.399%,
                   10/25/2012 (a)(c)
         300,159   RAAC, Series 2004-SP1 Class                          300,159
                   AI1, 4.559%, 06/25/2013 (a)(c)
       9,643,024   SLM Student Loan Trust, Series                     9,652,088
                   2003-C Class A1, 3.97%,
                   09/15/2016 (a)(c)
          24,219   Residential Funding Mortgage                          24,219
                   Securities Inc., Series
                   2004-HS2 Class AI1, 4.529%,
                   12/25/2018 (a)(c)
         848,211   Residential Asset Securities                         848,211
                   Corp., Series 2004-KS7 Class
                   AI1, 4.529%, 10/25/2021 (a)(c)
       4,254,579   Bear Stearns Asset Backed                          4,255,898
                   Securities, Inc., Series
                   2005-SD1 Class 1A1, 4.529%,
                   04/25/2022 (a)(c)
       2,651,416   Novastar Home Equity Loan,                         2,649,269
                   Series 2001-1 Class A1,
                   4.659%, 07/25/2031 (a)
       2,428,845   Residential Asset Securities                       2,431,881
                   Corp., Series 2002-KS7 Class
                   A2, 4.749%, 11/25/2032 (a)(c)
       5,330,914   Asset Backed Funding Corp.,                        5,342,855
                   Series 2003-WF1 Class A2,
                   4.941%, 12/25/2032 (a)(c)
       3,677,945   Citifinancial Mortgage                             3,481,690
                   Securities Inc., Series 2003-1
                   Class AFPT, 3.36%, 01/25/2033 (a)
       1,690,372   Residential Asset Securities                       1,693,009
                   Corp., Series 2003-KS3 Class
                   A2, 4.679%, 05/25/2033 (a)(c)
       2,314,112   Structured Asset Investment                        2,314,483
                   Loan Trust, Series 2004-5
                   Class A2, 4.559%, 05/25/2034 (a)(c)
       1,467,434   Morgan Stanley ABS Capital I,                      1,467,669
                   Series 2004-HE4 Class A3,
                   4.579%, 05/25/2034 (a)(c)
         149,266   Equity One ABS Inc., Series                          149,274
                   2004-3 Class AF1, 4.539%,
                   07/25/2034 (a)(c)
       5,235,252   Aegis Asset Backed Securities                      5,236,875
                   Trust, Series 2004-3 Class
                   A2A, 4.579%, 09/25/2034 (a)(c)
      10,596,775   Household Home Equity Loan                        10,610,021
                   Trust, Series 2005-3 Class A1,
                   4.63%, 01/20/2035 (a)(c)
       1,065,457   Structured Asset Investment                        1,065,457
                   Loan Trust, Series 2005-1
                   Class A3, 4.499%, 02/25/2035 (a)(c)(e)
       8,945,000   Residential Asset Mortgage                         8,935,250
                   Products, Inc., Series
                   2005-RS3 Class AIA2, 4.549%,
                   03/25/2035 (a)(c)
          73,865   Merrill Lynch Mortgage                                73,871
                   Investors Inc., Series
                   2004-SL1 Class A, 4.639%,
                   04/25/2035 (a)(c)

       6,000,000   Residential Funding Mortgage                       5,892,780
                   Securities II, Series 2005-HI2
                   Class A3, 4.46%, 05/25/2035 (a)
       5,071,564   Home Equity Mortgage Trust,                        5,073,086
                   Series 2005-2 Class A1,
                   4.559%, 07/25/2035 (a)
       7,695,000   Credit Based Asset Servicing &                     7,663,989
                   Securites Trust
                   5.147%, 11/25/2035 (a)
       8,945,000   GE-WMC Mortgage Securities                         8,993,808
                   LLC, Series 2005-2 Class A2B,
                   4.539%, 12/25/2035 (a)(c)
       8,695,000   Home Equity Mortgage Trust,                        8,578,226
                   Series 2005-4 Class A3,
                   4.742%, 01/25/2036 (a)
       9,225,000   Saxon Asset Securities Trust                       9,225,000
                   Series 2005-4 Class A2B,
                   4.55%, 11/25/2037 (a)(c)
                                                                    -----------
Total Asset-Backed Securities
(Cost $184,403,217)                                                 183,947,747
                                                                    -----------
COMMERCIAL MORTGAGE-BACKED SECURITIES: 8.48%
       8,440,000   LB-UBS Commercial Mortgage                         8,142,490
                   Trust, Series 2004-C7 Class
                   A2, 3.992%, 10/15/2029 (a)
       9,380,000   LB-UBS Commercial Mortgage                         9,108,637
                   Trust, Series 2004-C8 Class
                   A2, 4.201%, 12/15/2029 (a)
       8,940,000   LB-UBS Commercial Mortgage                         8,689,054
                   Trust, Series 2005-C1 Class
                   A4, 4.742%, 02/15/2030 (a)
      10,140,000   LB-UBS Commercial Mortgage                        10,177,214
                   Trust, Series 2005-C7 Class
                   A4, 5.197%, 11/15/2030 (a)
              84   Commercial Mortgage Asset                                 88
                   Trust, Series 1999-C1 Class
                   A3, 6.64%, 01/17/2032 (a)
       9,240,000   Greenwich Capital Commercial                       8,680,888
                   Funding Corp., Series 2003-C1
                   Class A4, 4.111%, 07/05/2035 (a)
         300,000   Greenwich Capital Commercial                         292,416
                   Funding Corp., Series 2003-C2
                   Class A3, 4.533%, 01/05/2036 (a)
       7,790,000   CS First Boston Mortgage                           7,573,360
                   Securities Corp., Series
                   2003-CK2 Class A2, 3.861%,
                   03/15/2036 (a)
       8,810,000   Merrill Lynch Mortgage Trust,                      8,906,558
                   Series 2005-CKI1 Class A6,
                   5.245%, 11/12/2037 (a)
      10,070,000   CS First Boston Mortgage                           9,761,254
                   Securities Corp., Series
                   2004-C5 Class A2, 4.183%,
                   11/15/2037 (a)
       9,775,000   JP Morgan Chase Commercial                         9,399,835
                   Mortgage Securities, Series
                   2004-C1 Class A2, 4.302%,
                   01/15/2038 (a)
      10,900,000   CS First Boston Mortgage                          10,781,735
                   Securities Corp., Series
                   2005-C1 Class A4, 5.014%,
                   02/15/2038 (a)
      13,780,000   Banc of America Commercial                        14,026,111
                   Mortgage Inc., Series 2004-3
                   Class A5, 5.304%, 06/10/2039 (a)
       9,640,000   GE Capital Commercial Mortgage                     9,650,700
                   Corp., Series 2004-C3 Class
                   A4, 5.189%, 07/10/2039 (a)
       7,390,000   Merrill Lynch Mortgage Trust,                      7,151,007
                   Series 2004-KEY Class A2,
                   4.166%, 08/12/2039 (a)
      13,195,000   Morgan Stanley Capital I,                         12,842,430
                   Series 2005-T17 Class A5,
                   4.78%, 12/13/2041 (a)
      16,915,000   Morgan Stanley Capital I,                         16,930,223
                   Series 2005-HQ5 Class A4,
                   5.168%, 01/14/2042 (a)

      12,490,000   Bear Stearns Commercial                           12,299,403
                   Mortgage Securities Inc.,
                   Series 2005-T18 Class A4,
                   4.93%, 02/13/2042 (a)
       8,850,000   Banc of America Commercial                         8,595,562
                   Mortgage Inc., Series 2004-4
                   Class A3, 4.128%, 07/10/2042 (a)
      13,565,000   Greenwich Capital Commercial                      13,228,588
                   Funding Corp., Series 2005-GG3
                   Class A2, 4.305%, 08/10/2042 (a)
      11,220,000   JP Morgan Chase Commercial                        11,116,776
                   Mortgage Securities Corp.,
                   Series 2005-LDP3 Class A2,
                   4.851%, 08/15/2042 (a)
      16,215,000   Merrill Lynch Mortgage Trust,                     16,069,714
                   Series 2005-MKB2 Class A2,
                   4.806%, 09/12/2042 (a)
       8,210,000   JP Morgan Chase Commercial                         8,114,107
                   Mortgage Securities Series
                   2005-LDP4 Class A2, 4.79%,
                   10/15/2042 (a)
      13,655,000   Banc of America Commercial                        13,561,600
                   Mortgage, Inc., Series 2005-1
                   Class A3, 4.877%, 11/10/2042 (a)
      11,835,000   Banc of America Commercial                        11,461,487
                   Mortgage Inc., Series 2004-6
                   Class A2, 4.161%, 12/10/2042 (a)
      12,735,000   GE Capital Commercial Mortgage                    12,628,663
                   Corp., Series 2005-C3 Class
                   A3FX, 4.863%, 07/10/2045 (a)
       9,275,000   Morgan Stanley Capital I,                          8,886,192
                   Series 2004-T13 Class A2,
                   3.94%, 09/13/2045 (a)
      13,500,000   JP Morgan Chase Commercial                        13,274,145
                   Mortgage Securities, Series
                   2005-LDP1 Class A2, 4.625%,
                   03/15/2046 (a)
      13,750,000   JP Morgan Chase Commercial                        13,620,062
                   Mortgage Securities, Series
                   2005-LDP1 Class A4, 5.038%,
                   03/15/2046 (a)
                                                                    -----------
Total Commercial Mortgage-Backed Securities
(Cost $300,108,672)                                                 294,970,299
                                                                    -----------
U.S. DOLLAR SOVEREIGN DEBT: 2.16%
      14,390,000   Russian Federation,                               16,224,725
                   5.00%, 03/30/2007 (a)
     243,370,000   United Mexican States,                            25,944,970
                   10.00%, 12/05/2024 (a)
       8,100,000   Peru (Republic of),                                7,978,500
                   7.35%, 07/21/2025 (a)
         190,000   Russian Federation,                                  214,225
                   5.00%, 03/31/2030 (a)(e)
       6,595,000   United Mexican States,                             7,808,480
                   7.50%, 04/08/2033 (a)
      13,035,000   Brazil (Republic of),                             16,815,150
                   11.00%, 08/17/2040,
                   Callable 08/17/2015 @ 100.00 (a)
                                                                    -----------
Total U.S. Dollar Sovereign Debt
(Cost $68,447,768)                                                   74,986,050
                                                                    -----------
NON U.S. DOLLAR SOVEREIGN DEBT: 3.83%
     519,510,000   Sweden (Kingdom of), Series                       69,257,101
                   1043, 5.00%, 01/28/2009 (a)
     461,930,000   Sweden (Kingdom of),                              63,924,205
                   5.25%, 03/15/2011 (a)
                                                                    -----------
Total Non U.S. Dollar Sovereign Debt
(Cost $131,570,159)                                                 133,181,306
                                                                    -----------
SHORT-TERM INVESTMENTS: 26.39%
U.S. Government Sponsored Agency Obligations: 1.56%
      49,300,000   Federal Home Loan Banks,                          49,290,688
                   0.00%, 01/03/2006 (f)
       5,000,000   Federal Home Loan Banks,                           4,964,162
                   0.00%, 03/03/2006 (f)(g)

                                                                    -----------
Total U.S. Government Sponsored Agency Obligations
(Cost $54,254,850)                                                   54,254,850
                                                                    -----------
Commercial Paper: 24.83%
      58,100,000   UBS Finance, LLC.                                 58,086,476
                   4.19%, 01/03/2006 (f)
      50,000,000   Abbey National NA, Ltd.,                          49,935,069
                   1.00%, 01/12/2006 (f)
      50,000,000   Natexis Banques Populare                          49,935,222
                   1.00%, 01/12/2006 (f)
      50,000,000   State Street Corp.,                               49,935,528
                   4.22%, 01/12/2006 (f)
      50,000,000   HSBC Finance Corp.,                               49,935,375
                   4.23%, 01/12/2006 (f)
      50,000,000   Toyota Motor Credit Co.,                          49,935,375
                   4.23%, 01/12/2006 (f)
      50,000,000   Bank Of Montreal                                  49,935,146
                   4.245%, 01/12/2006 (f)
      50,000,000   Royal Bank Of Scotland plc                        49,935,146
                   4.245%, 01/12/2006 (f)
      50,000,000   Deutsche Bank                                     49,935,069
                   4.25%, 01/12/2006 (f)
      50,000,000   Societe Generale NA, Inc.,                        49,935,070
                   4.25%, 01/12/2006 (f)
      50,000,000   GE Capital Corp.,                                 49,934,917
                   4.26%, 01/12/2006 (f)
      50,000,000   Fortis Funding,                                   49,934,840
                   4.265%, 01/12/2006 (f)
      50,000,000   American General Finance                          49,934,764
                   Corp.,
                   4.27%, 01/12/2006 (f)
      50,000,000   Citigroup Funding Inc.,                           49,934,764
                   4.27%, 01/12/2006 (f)
       7,000,000   Goldman Sachs Group                                6,990,867
                   4.27%, 01/12/2006 (f)
      50,000,000   Goldman Sachs Group                               49,934,611
                   4.28%, 01/12/2006 (f)
      50,000,000   Barclays Bank,                                    49,934,535
                   4.285%, 01/12/2006 (f)
      50,000,000   Bear Stearns & Co. Inc.                           49,934,458
                   4.29%, 01/12/2006 (f)
                                                                    -----------
Total Commercial Paper
(Cost $864,037,232)                                                 864,037,232
                                                                    -----------
Total Short-Term Investments
(Cost $918,292,082)                                                 918,292,082
                                                                    -----------
INVESTMENT SUMMARY
Total Investments
(Cost $4,203,911,610)(h)                                120.85%  $4,205,029,284
Cash and Other Assets, Less
Liabilities                                             (20.85)    (725,618,136)
                                                        ------   --------------
Net Assets(Equivalent to
$13.17 per share based on
264,095,277 shares of
capital stock outstanding)                              100.00%  $3,479,411,148
                                                        ------   --------------

INTEREST RATE SWAP CONTRACTS

                                                                  RATE TYPE
      Swap        Notional Amount                      ------------------------------    Unrealized
  Counterparty         (000)        Termination Date   Rate Received      Rate Paid     Appreciation
---------------   ---------------   ----------------   -------------   --------------   ------------
Lehman Brothers        43,445           11/2/2007          4.814%      3 month LIBOR+      $13,221
Lehman Brothers       116,000          10/28/2007          4.800%         Variable*         28,115

* Variable interest based on the BMA (Bond Market Association) Municipal Swap Index, which fluctuates weekly.

+ Interest based on LIBOR (London Interbank Offered Rate).

CREDIT DEFAULT SWAP CONTRACTS

                                                                Unrealized
Swap Counterparty &      Notional    Interest   Termination    Appreciation/
Referenced Obligation     Amount       Rate         Date      (Depreciation)
---------------------   ----------   --------   -----------   --------------
Buy Contracts
JP Morgan Chase
Dow Jones High Volume
4.00%, 06/20/2010       87,500,000     0.90%     06/20/2010    $(1,024,716)

JP Morgan Chase
Dow Jones High Volume
4.00%, 06/20/2010       33,000,000     0.90%     06/20/2010        125,387

FORWARD EXCHANGE CURRENCY CONTRACTS

                                        Contract                                       Unrealized
                                         Amount    U.S. $ Value on       U.S. $       Appreciation/
                                          (000)     Original Date    Current Value   (Depreciation)
                                        --------   ---------------   -------------   --------------
Sales Contracts
Mexican Peso      Settling 01/19/2006    266,374      24,691,653       24,989,007     $  (297,354)
Swedish Krona     Settling 01/18/2006    575,607      70,338,386       72,556,834      (2,218,448)
Swedish Krona     Settling 01/18/2006    527,038      67,135,268       66,434,621         700,647

FINANCIAL FUTURES CONTRACTS

                         Number of                                            Value At         Unrealized
Type                     Contracts   Expiration Month   Original Value   December 31, 2005   (Depreciation)
----------------------   ---------   ----------------   --------------   -----------------   --------------
Purchased Contracts
Japan Government Bonds
10 Yr Future                121         March 2006        141,147,181       140,919,574        $(227,607)

(a) Positions, or portion thereof, with an aggregate market value of $2,496,854,192 have been segregated to collateralize open forward exchange currency contracts.

(b)  Represents entire or partial position segregated as collateral for swaps.

(c)  Variable rate coupon, rate shown as of December 31, 2005.

(d)  When-issued security.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the aggregate market value of these securities amounted to $98,085,658 or 2.82% of net assets.

(f) Represents entire or partial position segregated as collateral for TBA securities.

(g) Represents entire or partial position segregated as collateral for open futures contracts.

(h) At December 31, 2005, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $26,948,444 and gross unrealized depreciation of investments was $25,830,770, resulting in net unrealized appreciation of $1,117,674 (excluding swap and future transactions).

     Explanation of abbreviation:

     TBA-To Be Announced

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

SANFORD C. BERNSTEIN FUND, INC.
SCHEDULE OF INVESTMENTS
SHORT DURATION PLUS PORTFOLIO
December 31, 2005 (Unaudited)

Principal Amount   Description                                     Market Value
----------------   -----------                                     ------------
U.S. TREASURY NOTES: 25.57%
     $73,840,000   3.50%, 05/31/2007                               $ 72,911,240
      43,160,000   3.75%, 05/15/2008                                 42,546,308
       4,560,673   3.875%, 01/15/2009                                 4,793,340
                                                                   ------------
Total U.S. Treasury Notes
(Cost $121,061,014)                                                 120,250,888
                                                                   ------------
U.S. GOVERNMENT SPONSORED AGENCY OBLIGATIONS: 10.00%
       6,080,000   Federal National Mortgage                          6,008,937
                   Association,
                   3.875%, 05/15/2007
       9,940,000   Federal Home Loan Mortgage                         9,795,969
                   Corp.,
                   3.75%, 08/03/2007
      31,870,000   Federal Home Loan Mortgage                        31,238,719
                   Corp.,
                   3.875%, 06/15/2008
                                                                   ------------
Total U.S. Government Sponsored Agency Obligations
(Cost $47,267,197)                                                   47,043,625
                                                                   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 11.77%
       2,645,000   Morgan Stanley Capital I,                          2,645,000
                   Series 2005-XLF Class G,
                   4.739%, 08/15/2019 (a)
       1,471,681   Federal National Mortgage                          1,491,004
                   Association Series 2000-M2
                   Class B, 7.079%, 02/17/2021
       5,429,089   MLCC Mortgage Investors Inc.,                      5,433,328
                   Series 2003-F Class A1,
                   4.699%, 10/25/2028 (a)
       4,737,678   MLCC Mortgage Investors Inc.,                      4,725,975
                   Series 2004-A Class A1,
                   4.609%, 04/25/2029 (a)
       5,025,200   Federal National Mortgage                          4,949,822
                   Association, Series 2005-M1
                   Class A, 4.479%, 10/26/2031
       1,780,379   Structured Asset Securities                        1,790,403
                   Corp., Series 2002-11A Class
                   1A, 5.572%, 06/25/2032 (a)
       3,083,982   Credit Suisse First Boston                         2,776,540
                   Mortgage Securities Corp.,
                   Series 2004-2R Class A1,
                   4.97%, 12/28/2033 (a)(b)
       2,000,000   American Home Mortgage                             1,948,000
                   Investment Trust, Series
                   2004-3 Class MF1, 5.35%,
                   10/25/2034 (a)

       2,151,784   Morgan Stanley Mortgage Loan                       2,151,784
                   Trust, Series 2004-8AR Class
                   4A1, 5.408%, 10/25/2034
       2,494,565   Bear Stearns Alt-A Trust,                          2,475,457
                   Series 2004-11 Class 2A3,
                   5.065%, 11/25/2034
       1,590,406   Structured Adjustable Rate                         1,588,418
                   Mortgage Loan, Series 2005-5
                   Class A3, 4.609%, 05/25/2035 (a)
       4,695,994   Countrywide Home Loans, Series                     4,637,059
                   2005-12 Class 1A5, 5.25%,
                   05/25/2035
       3,500,000   Merrill Lynch Mortgage                             3,363,290
                   Investors Inc., Series 2005-A5
                   Class A3, 4.442%, 06/25/2035
       2,948,003   Deutsche Alt-A Securites, Inc.                     2,942,697
                   Mortgage Loan, Series 2005-AR1
                   Class 1A1, 4.689%, 08/25/2035 (a)
       1,506,663   Washington Mutual Series                           1,490,345
                   2005-AR7 Class A4, 4.94%,
                   08/25/2035
       2,815,021   Wells Fargo Mortgage Backed                        2,790,200
                   Securities Trust Series
                   2005-AR16 Class 6A3, 5.00%,
                   10/25/2035
       1,808,983   Master Specialized Loan Trust                      1,808,982
                   Series 2005-3 Class A1,
                   4.739%, 11/25/2035 (a)
       3,825,000   Home Equity Mortgage Trust,                        3,831,579
                   Series 2005-3 Class M1,
                   4.919%, 11/25/2035 (a)
       2,469,561   American Home Mortgage                             2,500,431
                   Investment Trust, Series
                   2005-2 Class 2A1, 5.949%,
                   09/25/2045 (a)
                                                                   ------------
Total Collateralized Mortgage Obligations
(Cost $56,103,977)                                                   55,340,314
                                                                   ------------
MORTGAGE PASS-THROUGHS: 9.50%
          93,639   Federal Home Loan Mortgage                            93,494
                   Corp., Pool, 9.00%, 03/17/2008
       6,223,280   Federal National Mortgage                          6,360,760
                   Association Pool, 6.00%,
                   12/1/2013-02/01/2017
         466,101   Federal National Mortgage                            490,141
                   Association Pool, 7.50%,
                   03/01/2015
         790,383   Federal National Mortgage                            844,522
                   Association Pool, 8.00%,
                   08/01/2016
      18,612,158   Federal National Mortgage                         19,444,386
                   Association Pool, 7.00%,
                   09/01/2025-11/01/2034
         819,404   Government National Mortgage                         861,958
                   Association Pool, 7.50%,
                   03/15/2032
       2,237,012   Federal Home Loan Mortgage                         2,222,337

                   Corp., Pool, 4.939%,
                   09/01/2035
       4,778,439   Federal National Mortgage                          4,764,868
                   Association Pool, 5.009%,
                   10/01/2035
       9,500,000   Federal National Mortgage                          9,586,089
                   Association TBA, 6.00%,
                   12/25/2035 (c)
                                                                   ------------
Total Mortgage Pass-Throughs
(Cost $44,995,187)                                                   44,668,555
                                                                   ------------
AUTOMOTIVE: 0.91%
       3,370,000   DaimlerChrysler North America,                     3,328,455
                   4.125%, 03/07/2007
         970,000   DaimlerChrysler North America,                       947,095
                   4.875%, 06/15/2010
                                                                   ------------
Total Automotive
(Cost $4,336,109)                                                     4,275,550
                                                                   ------------
BANKING: 0.48%
       2,305,000   Washington Mutual Bank,                            2,278,433
                   4.50%, 08/25/2008
                                                                   ------------
Total Banking
(Cost $2,302,375)                                                     2,278,433
                                                                   ------------
BROADCASTING/MEDIA: 1.11%
       5,200,000   AOL Time Warner, Inc.,                             5,215,636
                   6.125%, 04/15/2006
                                                                   ------------
Total Broadcasting/Media
(Cost $5,245,754)                                                     5,215,636
                                                                   ------------
BUILDING/REAL ESTATE: 1.23%
       3,590,000   Vornado Realty LP                                  3,615,112
                   5.625%, 06/15/2007
       2,150,000   Simon Property Group, LP                           2,196,965
                   6.375%, 11/15/2007
                                                                   ------------
Total Building/Real Estate
(Cost $5,847,055)                                                     5,812,077
                                                                   ------------
CABLE: 1.87%
       4,750,000   Comcast Cable Communications                       4,953,352
                   Inc.,
                   8.375%, 05/01/2007
       3,665,000   British Sky Broadcasting Group                     3,839,337
                   plc,
                   6.875%, 02/23/2009
                                                                   ------------
Total Cable
(Cost $8,941,190)                                                     8,792,689
                                                                   ------------

COMMUNICATIONS: 1.10%
       5,140,000   Sprint Capital Corp.,                              5,190,264
                   6.00%, 01/15/2007
                                                                   ------------
Total Communications
(Cost $5,233,677)                                                     5,190,264
                                                                   ------------
COMMUNICATIONS-MOBILE: 0.80%
       3,720,000   Cingular Wireless LLC,                             3,746,862
                   5.625%, 12/15/2006
                                                                   ------------
Total Communications-Mobile
(Cost $3,773,767)                                                     3,746,862
                                                                   ------------
CONGLOMERATE/MISCELLANEOUS: 0.32%
       1,475,000   Tyco International Group SA,                       1,505,643
                   6.125%, 11/01/2008
                                                                   ------------
Total Conglomerate/Miscellaneous
(Cost $1,531,881)                                                     1,505,643
                                                                   ------------
FINANCIAL: 7.57%
       7,310,000   CIT Group, Inc.,                                   7,522,904
                   7.375%, 04/02/2007
       7,695,000   Countrywide Home Loans, Inc.,                      7,760,431
                   5.625%, 05/15/2007
       6,025,000   International Lease Finance                        6,075,658
                   Corp.,
                   5.625%, 06/01/2007
       7,725,000   Merrill Lynch & Co., Inc.,                         7,963,254
                   6.56%, 12/16/2007
       6,390,000   Goldman Sachs Group, Inc.,                         6,291,901
                   4.125%, 01/15/2008
                                                                   ------------
Total Financial
(Cost $36,039,964)                                                   35,614,148
                                                                   ------------
FOOD/BEVERAGE: 1.41%
       2,250,000   General Mills, Inc.,                               2,248,069
                   5.125%, 02/15/2007
       4,205,000   The Kroger Co.,                                    4,368,722
                   7.80%, 08/15/2007
                                                                   ------------
Total Food/Beverage
(Cost $6,679,777)                                                     6,616,791
                                                                   ------------
HEALTHCARE: 2.33%
       3,790,000   Aetna, Inc.,                                       3,805,016
                   7.375%, 03/01/2006
       3,470,000   Anthem, Inc.,                                      3,384,940
                   3.50%, 09/01/2007
       3,864,000   Wellpoint, Inc.,                                   3,778,180
                   3.75%, 12/14/2007
                                                                   ------------
Total Healthcare
(Cost $11,103,242)                                                   10,968,136
                                                                   ------------

NON-AIR TRANSPORTATION: 0.48%
       2,180,000   CSX Corp.,                                         2,248,666
                   6.25%, 10/15/2008
                                                                   ------------
Total Non-Air Transportation
(Cost $2,276,755)                                                     2,248,666
                                                                   ------------
PAPER/PACKAGING: 0.10%
         456,000   Weyerhaeuser Co.,                                    462,658
                   6.125%, 03/15/2007
                                                                   ------------
Total Paper/Packaging
(Cost $472,182)                                                         462,658
                                                                   ------------
PUBLIC UTILITIES-ELECTRIC & GAS: 2.16%
       3,715,000   Progress Energy, Inc.,                             3,759,613
                   6.05%, 04/15/2007
       4,137,000   Duke Energy Corp.,                                 4,040,360
                   3.75%, 03/05/2008
       2,450,000   Pacific Gas & Electric Co.,                        2,351,098
                   3.60%, 03/01/2009
                                                                   ------------
Total Public Utilities-Electric & Gas
(Cost $10,274,902)                                                   10,151,071
                                                                   ------------
PUBLIC UTILITIES - TELEPHONE: 0.87%
       4,200,000   Telecom Italia Capital Corp.,                      4,073,131
                   4.00%, 11/15/2008
                                                                   ------------
Total Public Utilities - Telephone
(Cost $4,198,830)                                                     4,073,131
                                                                   ------------
SERVICE: 0.67%
       3,045,000   Waste Management, Inc.,                            3,157,568
                   6.50%, 11/15/2008
                                                                   ------------
Total Service
(Cost $3,184,294)                                                     3,157,568
                                                                   ------------
SUPERMARKET/DRUG: 1.41%
       2,935,000   Safeway, Inc.                                      2,936,124
                   6.15%, 03/01/2006
       3,600,000   Safeway, Inc.,                                     3,715,290
                   6.50%, 11/15/2008
                                                                   ------------
Total Supermarket/Drug
(Cost $6,721,899)                                                     6,651,414
                                                                   ------------
ASSET-BACKED SECURITIES: 10.42%
       1,995,000   Capital Auto Receivables Asset                     1,976,826
                   Trust, Series 2005-SN1A Class
                   A3A, 4.10%, 06/15/2008
       3,500,000   Winston Funding Ltd., Series                       3,508,750
                   2003-1 Class A2, 5.094%,
                   04/23/2009 (a)(b)
       3,000,000   Citibank Credit Card Issuance                      2,926,110
                   Trust Series 2004-A4 Class A4,
                   3.20%, 08/24/2009

       2,000,000   Providian Gateway Master Trust                     1,951,880
                   Series 2004-DA Class A, 3.35%,
                   09/15/2011
       2,568,843   Irwin Home Equity, Series                          2,568,843
                   2005-C Class 2A1, 4.629%,
                   04/25/2030 (a)
         375,002   First Franklin Mortgage Loan                         377,211
                   Asset-Backed Certificates,
                   Series 2000-FF1 Class A,
                   4.839%, 09/25/2030 (a)
       1,200,000   Morgan Stanley ABS Capital I                       1,208,436
                   Inc. Series 2002-NC6 Class M2,
                   6.479%, 11/25/2032 (a)
       2,079,696   Credit-Based Asset Servicing &                     2,003,537
                   Securities, Inc., Series
                   2003-CB3 Class AF1, 2.879%,
                   12/25/2032
       1,429,805   Citifinancial Mortgage                             1,353,510
                   Securities, Inc., Series
                   2003-1 Class AFPT, 3.36%,
                   01/25/2033
         307,938   Countrywide Asset-Backed                             308,517
                   Certificates, Series 2003-BC1
                   Class A, 4.779%, 03/25/2033 (a)
       5,660,000   Long Beach Mortgage Loan Trust                     5,709,525
                   Series 2003-1 Class M2,
                   6.429%, 03/25/2033 (a)
       2,221,292   American General Mortgage Loan                     2,185,196
                   Trust Series 2003-1 Class A3,
                   4.03%, 04/25/2033
          40,921   Residential Asset Securities                          40,960
                   Corp., Series 2003-KS8 Class
                   A2B2, 4.27%, 10/25/2033
       1,788,365   Ace Securities Corp., Series                       1,790,046
                   2003-0P1 Class A2, 4.74%,
                   12/25/2033 (a)
          12,823   Renaissance Home Equity Loan                          12,823
                   Trust, Series 2003-4 Class A2,
                   4.579%, 03/25/2034 (a)
       2,120,000   Residential Asset Mortgage                         2,105,096
                   Products, Inc., Series
                   2004-RS4 Class AI4, 4.911%,
                   04/25/2034
          75,781   Equity One ABS Inc., Series                           75,785
                   2004-3 Class AF1, 4.539%,
                   07/25/2034 (a)
       6,700,000   Long Beach Mortgage Loan                           6,720,971
                   Trust, Series 2004-3 Class M2,
                   4.979%, 07/25/2034 (a)
         268,319   Merrill Lynch Mortgage                               268,362
                   Investors Inc., Series
                   2004-WMC1 Class A2, 4.679%,
                   10/25/2034 (a)
       3,850,000   Credit-Based Asset Servicing &                     3,806,688
                   Securities, Inc., Series
                   2005-CB4 Class AF2, 4.751%,
                   08/25/2035

       1,200,000   Credit-Based Asset Servicing &                     1,199,256
                   Securities, Inc., Series
                   2005-RP2 Class AF2, 5.75%,
                   09/25/2035
       1,722,094   Merrill Lynch Mortgage                             1,711,331
                   Investors, Inc., Series
                   2005-A8 Class A1C1, 5.25%,
                   08/25/2036
       2,330,000   Bayview Financial Acquisition                      2,331,934
                   Trust, Series 2005-C Class
                   A1B, 4.36%, 06/28/2044 (a)
       2,860,000   American Home Mortgage                             2,848,817
                   Investment Trust, Series
                   2004-4 Class M2, 5.43%,
                   02/25/2045 (a)
                                                                   ------------
Total Asset-Backed Securities
(Cost $49,184,946)                                                   48,990,410
                                                                   ------------
COMMERCIAL MORTGAGE-BACKED SECURITIES: 6.64%
       1,550,000   Lehman Brothers Commercial                         1,550,000
                   Mortgage Trust, Series
                   2005-LLFA Class F, 4.699%,
                   07/15/2018 (a)
       1,065,000   Credit Suisse First Boston                         1,065,000
                   Mortgage Securities Corp.,
                   Series 2005-TF2A Class F,
                   4.869%, 09/15/2020 (a)
       1,065,000   Credit Suisse First Boston                         1,065,000
                   Mortgage Securities Corp.,
                   Series 2005-TF2A Class G,
                   4.919%, 09/15/2020 (a)
       3,385,000   LB-UBS Commercial Mortgage                         3,265,679
                   Trust, Series 2004-C7 Class
                   A2, 3.99%, 10/15/2029
       6,605,797   Asset Securitization Corp.,                        6,702,043
                   Series 1996-MD6 Class A1C,
                   7.04%, 11/13/2029
       4,910,000   Nomura Asset Securities Corp.,                     5,074,240
                   Series 1998-D6 Class A1B,
                   6.59%, 03/15/2030
         514,520   Commercial Mortgage Acceptance                       518,770
                   Corp., Series 1997-ML1 Class
                   A2, 6.53%, 12/15/2030
       3,835,498   First Union Lehman Brothers                       3,943,889
                   Bank of America Series 1998-C2
                   Class A2, 6.56%, 11/18/2035
       7,995,000   Nomura Asset Securities Corp.,                    8,042,330
                   Series 1996-MD5 Class A1B,
                   7.12%, 04/13/2039
                                                                   ------------
Total Commercial Mortgage-Backed Securities
(Cost $32,368,423)                                                   31,226,951
                                                                   ------------
SHORT-TERM INVESTMENTS: 2.93%
Commercial Paper: 2.93%
      13,800,000   UBS Finance Delaware LLC,                         13,796,788
                   4.19%, 01/03/2006 (d)

                                                                   ------------
Total Commercial Paper
(Cost $13,796,788)                                                   13,796,788
                                                                   ------------
Total Short-Term Investments
(Cost $13,796,788)                                                   13,796,788
                                                                   ------------
INVESTMENT SUMMARY
Total Investments
(Cost $482,941,185)(e)                                    101.65%  $478,078,268
Cash and Other Assets, Less
Liabilities                                                (1.65)    (7,761,690)
                                                          ------   ------------
Net Assets                                                100.00%  $470,316,578
                                                          ------   ------------

(a)  Variable rate coupon, rate shown as of September 30, 2005.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the aggregate market value of these securities amounted to $6,495,611 or 1.32% of net assets.

(c)  When-issued security.

(d) Represents entire or partial position segregated as collateral for TBA securities.

(e) At December 31 2005, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $91,805 and gross unrealized depreciation of investments was $4,954,722 resulting in net unrealized depreciation of $4,862,917.

     Explanation of abbreviation:

     TBA- To Be Announced

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

SANFORD C. BERNSTEIN FUND, INC.
SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT SHORT DURATION PORTFOLIO
December 31, 2005 (Unaudited)

Principal Amount   Description                                     Market Value
----------------   -----------                                     ------------
U.S. TREASURY NOTES: 62.75%
     $11,730,000   3.00%, 12/31/2006                                $11,564,584
       2,570,000   3.75%, 03/31/2007                                  2,548,114
      19,995,000   3.50%, 05/31/2007                                 19,743,503
      15,415,000   3.75%, 05/15/2008                                 15,195,814
         795,537   3.875%, 01/15/2009                                   836,122
       2,240,000   3.50%, 08/15/2009                                  2,174,811
                                                                    -----------
Total U.S. Treasury Notes
(Cost $52,471,704)                                                   52,062,948
                                                                    -----------
U.S. GOVERNMENT SPONSORED AGENCY OBLIGATIONS: 22.07%
       4,000,000   Federal Home Loan Bank,                            3,955,512
                   2.04%, 06/12/2006
       4,000,000   Federal Farm Credit Bank,                          3,955,684
                   2.05%, 06/12/2006
       5,000,000   Federal Farm Credit Bank,                          4,895,835
                   3.25%, 06/15/2007
       3,985,000   Federal Home Loan Mortgage Corp.,                  3,927,257
                   3.75%, 08/03/2007,
                   Callable 08/03/2005 @ 100.00
         250,000   Federal National Mortgage Association,               245,478
                   3.80%, 01/18/2008,
                   Callable 01/18/2006 @ 100.00
       1,405,000   Federal Home Loan Bank,                            1,331,922
                   3.00%, 04/15/2009
                                                                    -----------
Total U.S. Government Sponsored Agency Obligations
(Cost $18,603,008)                                                   18,311,688
                                                                    -----------

COLLATERALIZED MORTGAGE OBLIGATIONS: 5.71%
         253,856   Federal National Mortgage Association                257,189
                   Series 2000-M2 Class B,
                   7.02%, 02/17/2001(a)
         859,524   MLCC Mortgage Investors, Inc.,                       857,401
                   Series 2004-A Class A1,
                   4.06%, 04/25/2029(a)
         880,484   Federal National Mortgage Association                867,277
                   Series 2005-M1 Class A,
                   4.48%, 10/26/2031
       1,067,910   Structured Asset Securities Corp.,                 1,046,883
                   Series 2003-23H Class 1A1,
                   5.50%, 07/25/2033
         804,821   Countrywide Home Loans,                              794,720
                   Series 2005-12 Class 1A5,
                   5.25%, 05/25/2035
         500,000   MLCC Mortgage Investors, Inc.,                       480,470
                   Series 2005-A5 Class A3,
                   4.442%, 06/25/2035
         433,555   American Home Mortgage Investment Trust,             438,974
                   Series 2005-2 Class 2A1,
                   5.40%, 09/25/2045(a)
                                                                      ---------
Total Collateralized Mortgage Obligations
(Cost $4,839,116)                                                     4,742,914
                                                                      ---------
MORTGAGE PASS-THROUGHS: 7.55%
       1,382,098   Federal National Mortgage Association Pool,        1,402,351
                   6.00%, 12/01/2013-11/01/2016
         166,465   Federal National Mortgage Association Pool,          175,050
                   7.50%, 03/01/2015
         299,317   Federal National Mortgage Association Pool,          319,819
                   8.00%, 07/01/2017
       2,824,878   Federal National Mortgage Association Pool,        2,769,929
                   7.00%, 02/01/2031-09/01/2033
         175,842   Federal Home Loan Mortgage Corp., Pool,              183,191
                   7.00%, 04/01/2032
       1,400,000   Federal National Mortgage                          1,412,687
                   Association Pool TBA, 6.00%,
                   01/25/2036(b)
                                                                      ---------
Total Mortgage Pass-Throughs
(Cost $6,302,285)                                                     6,263,027
                                                                      ---------

ASSET-BACKED SECURITIES: 1.34%
         345,000   Capital Auto Receivables Asset Trust,                341,857
                   Series 2005-SN1A Class A3A,
                   4.10%, 06/15/2008
         494,776   Residential Asset Securities Corp.,                  495,241
                   Series 2003-KS8 Class A2B2,
                   4.27%, 10/25/2033(a)
         271,771   Ace Securities Corp.,                                272,026
                   Series 2003-OP1 Class A2,
                   4.19%, 12/25/2033(a)
                                                                    -----------
Total Asset-Backed Securities
(Cost $1,114,566)                                                     1,109,124
                                                                    -----------
SHORT-TERM INVESTMENTS: 1.57%
U.S. Government Sponsored Agency Obligations: 1.57%
       1,300,000   Federal National Mortgage Association,
                   0.00%, 01/03/2006(c)                               1,299,765
                                                                    -----------
Total U.S. Government Sponsored Agency Obligations
(Cost $1,299,765)                                                     1,299,765
                                                                    -----------
Total Short-Term Investments
(Cost $1,299,765)                                                     1,299,765
                                                                    -----------
INVESTMENT SUMMARY
Total Investments
(Cost $84,630,444)(d)                                      100.99%   83,789,466
Cash and Other Assets,
Less Liabilities                                            (0.99)     (819,355)
                                                           ------   -----------
Net Assets                                                 100.00%  $82,970,111
                                                           ======   ===========

(a)  Variable-rate coupon, rate shown as of December 31, 2005.

(b)  When-issued security.

(c) Represents entire or partial position segregated as collateral for TBA security.

(d) At December 31, 2005, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $10,629 and gross unrealized depreciation of investments was $851,605, resulting in net unrealized depreciation of $840,976.

     Explanation of abbreviations:
     TBA-To Be Announced

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

SANFORD C. BERNSTEIN FUND, INC.
SCHEDULE OF INVESTMENTS
SHORT DURATION DIVERSIFIED MUNICIPAL PORTFOLIO
December 31, 2005 (Unaudited)

Principal Amount   Description                                      Market Value
----------------   -----------                                      ------------
LONG -TERM MUNICIPAL BONDS:                                               79.22%
Alabama:                                                                   0.61%
       1,400,000   Alabama State Fed Hwy Fin                        $ 1,482,726
                   Auth, Grant Anticipation,
                   Ser A, MBIA,
                   5.00%, 03/01/2010
                                                                    -----------
                                                                      1,482,726
                                                                    -----------
Arizona:                                                                   2.22%
       2,870,000   Maricopa Cnty, Cmnty College                       2,894,567
                   Dist, Ref,
                   5.00%, 07/01/2006
         170,000   Dove Mountain Resort CFD,                            170,507
                   Assmt Lien,
                   6.00%, 12/01/2006
       2,285,000   Phoenix Civic Impt Corp., Wtr                      2,314,453
                   Sys Rev, Junior Lien,
                   5.90%, 07/01/2013
                   Prerefunded 07/01/2006 @ 100
                                                                    -----------
                                                                      5,379,527
                                                                    -----------
California:                                                                6.90%
       3,745,000   California Dept of Wtr Res,                        3,770,391
                   Pwr Supply Rev, Ser A,
                   5.50%, 05/01/2006
         250,000   California State,                                    252,235
                   5.50%, 06/01/2006
       6,520,000   California Eco Recov, Ser A,                       6,685,478
                   5.00%, 07/01/2007
       2,200,000   California State,                                  2,272,468
                   5.00%, 03/01/2008
         100,000   Murrieta CFD, Spl Tax, No.                            98,968
                   2003-1-Murrieta Springs,
                   3.20%, 09/01/2008
       2,745,000   California Eco Recov Bds, Ser A,                   2,885,572
                   5.00%, 07/01/2009
         760,000   California State,                                    801,716
                   5.00%, 02/01/2010
                                                                    -----------
                                                                     16,766,828
                                                                    -----------
Colorado:                                                                  2.85%
       5,950,000   Colorado, State Dept of                            6,308,785
                   Transp, Rev Anticipation
                   Notes, Ser A, MBIA,
                   5.25%, 06/15/2009

         105,000   Todd Creek Farms, Metropolitan                       103,309
                   Dist No. 1, Wtr Rev, Ref & Impt,
                   4.75%, 12/01/2009
         515,000   Colorado Hsg & Fin Auth,                             518,986
                   Single-Family, Ser A-2, AMT,
                   7.25%, 05/01/2027
                                                                     ----------
                                                                      6,931,080
                                                                     ----------
Connecticut:                                                               0.16%
         385,000   Connecticut State Hlth & Ed                          388,704
                   Facs Auth Rev, Hosp for Spl
                   Care, Ser B,
                   5.125%, 07/01/2007
                                                                     ----------
                                                                        388,704
                                                                     ----------
Delaware:                                                                  0.58%
       1,400,000   Bridgeville, Spl Oblig,                            1,404,844
                   Heritage Shores, Spl Dev Dist,
                   Ser B,
                   5.125%, 07/01/2035
                                                                     ----------
                                                                      1,404,844
                                                                     ----------
District of Columbia:                                                      0.46%
       1,065,000   District of Columbia Hsg Fin                       1,116,312
                   Agy, Mtg Rev, Single-Family,
                   Ser A, AMT,
                   6.85%, 06/01/2031
                                                                     ----------
                                                                      1,116,312
                                                                     ----------
Florida:                                                                   9.65%
          35,000   Capital Region CDD, Capital                           35,265
                   Impt, Ser B,
                   5.95%, 05/01/2006
         425,000   Monterra CDD, Rev, BAN                               425,548
                   5.00%, 06/01/2006
       1,290,000   Clearwater Cay CDD, BAN,                           1,289,665
                   5.375%, 12/01/2006
          10,000   Double Branch CDD, Spl Assmt,                         10,007
                   Ser B-1,
                   5.60%, 05/01/2007
          10,000   Vizcaya CDD, Spl Assmt,                               10,033
                   5.90%, 05/01/2007
       1,000,000   Palm Beach Cnty Sch Brd, COP,                      1,025,810
                   Ser E, AMBAC,
                   5.00%, 08/01/2007
         105,000   Reunion East CDD, Spl Assmt,                         105,800
                   Ser B,
                   5.90%, 11/01/2007
         190,000   Villasol CDD, Spl Assmt Rev,                         191,026
                   Ser B,
                   5.375%, 05/01/2008
          15,000   Stoneybrook CDD, Capital Impt                         15,080
                   Rev, Ser B,
                   5.70%, 05/01/2008
          20,000   Narcoossee CDD, Spl Assmt, Ser B,                     20,166
                   5.75%, 05/01/2008
          35,000   Waterchase CDD, Capital Impt                          35,149
                   Rev, Ser B,
                   5.90%, 05/01/2008
       5,035,000   Florida State Dept of                              5,237,910
                   Environmental Protection Pres
                   Rev, Ser A, MBIA,

                   5.00%, 07/01/2008
         235,000   Heritage Harbour South CDD,                          234,495
                   Spl Assmt Rev, Capital Impt,
                   Ser B,
                   5.40%, 11/01/2008
         765,000   Huntington CDD, Spl Assmt, Ser B,                    763,325
                   5.00%, 05/01/2009
         360,000   Meadow Pointe III CDD, Capital                       360,115
                   Impts Rev, Ser B,
                   5.00%, 05/01/2009
         405,000   Seven Oaks CDD II, Spl Assmt                         406,928
                   Rev, Ser B,
                   5.00%, 05/01/2009
         390,000   Overoaks CDD, Capital Impt                           391,860
                   Rev, Ser B,
                   5.125%, 05/01/2009
         180,000   Bonita Springs, Vasari CDD,                          181,863
                   Capital Impt Rev, Ser B,
                   6.20%, 05/01/2009
          15,000   Saddlebrook CDD, Spl Assmt,                           15,368
                   Ser B,
                   6.25%, 05/01/2009
       4,710,000   Florida State Brd of Ed                            5,037,628
                   Lottery Rev, Ser A, FGIC,
                   5.50%, 07/01/2009
         520,000   Meadow Pointe III CDD, Capital                       515,497
                   Impts Rev, Ser 2004-1,
                   4.80%, 11/01/2009
         590,000   Heritage Isle CDD, Spl Assmt,                        592,094
                   Ser B,
                   5.00%, 11/01/2009
       1,000,000   Broward Cnty, Ref, Ser B,                          1,059,210
                   5.00%, 01/01/2010
         300,000   Paseo CDD, Capital Impt Rev,                         297,789
                   Ser B,
                   4.875%, 05/01/2010
         135,000   Gateway Svcs CDD, Spl Assmt,                         136,833
                   Sun City Ctr, Fort Myers Proj,
                   Ser B,
                   5.50%, 05/01/2010

         210,000   Harbor Bay CDD, Capital Impt                         215,191
                   Rev, Ser B,
                   6.35%, 05/01/2010
         195,000   Dupree Lakes CDD, Capital Impt                       195,062
                   Rev,
                   5.00%, 11/01/2010
       1,325,000   Sandy Creek CDD, Spl Assmt,                        1,329,492
                   Ser B,
                   5.00%, 11/01/2010
         635,000   Hammock Bay CDD, Spl Assmt                           635,546
                   Rev, Ser B,
                   5.375%, 05/01/2011
         245,000   Parkway Center CDD, Spl                              254,521
                   Assmt, Ref, Ser B,
                   5.625%, 05/01/2014
       1,185,000   JEA, Elec Sys Rev, Ser 3-Ser                       1,227,174
                   A, XLCA-ICR,
                   5.375%, 10/01/2032
                   Prerefunded 10/01/2007 @ 100
       1,120,000   Daytona Beach, Wtr & Swr Rev,                      1,190,179
                   6.75%, 11/15/2007
                   Escrowed to Maturity
                                                                     ----------
                                                                     23,441,629
                                                                     ----------
Georgia:                                                                   0.13%
         300,000   Georgia State Hsg & Fin Auth                         302,757
                   Rev, Single-Family Mtg, SubSer
                   C3,
                   4.875%, 12/01/2015
                                                                     ----------
                                                                        302,757
                                                                     ----------
Guam:                                                                      0.53%
         620,000   Guam Government Wtrwrks Auth,                        630,286
                   Wtr & Waste Wtr Sys Rev,
                   5.00%, 07/01/2008
         630,000   Guam Government, Wtrwrks Auth,                       663,950
                   COP,
                   5.18%, 07/01/2015
                                                                     ----------
                                                                      1,294,236
                                                                     ----------
Hawaii:                                                                    1.71%
       4,120,000   Hawaii State, Ref, Ser DH,                         4,148,593
                   5.00%, 06/01/2006
                                                                     ----------
                                                                      4,148,593
                                                                     ----------
Illinois:                                                                  2.09%
       2,535,000   Chicago, Transit Auth Capital                      2,542,681
                   Grant Receipts, Fed Transit
                   Ad, Section 5307, Ser A,
                   AMBAC,
                   4.00%, 06/01/2006

       1,010,000   Chicago, Transp Auth Rev, Ser                      1,010,747
                   B, AMBAC,
                   4.25%, 06/01/2008
         392,000   Pingree Grove, Spl Svc Area                          394,850
                   No. 1, Spl Tax, Cambridge
                   Lakes Proj, Ser 05-1,
                   5.25%, 03/01/2015
       1,060,000   Chicago, Proj & Ref, Ser A,                        1,131,094
                   FGIC,
                   5.375%, 01/01/2034
                   Prerefunded 01/01/2009 @ 101
                                                                     ----------
                                                                      5,079,372
                                                                     ----------
Indiana:                                                                   2.08%
       4,960,000   Indiana Hlth Fac Fin Auth Rev,                     5,058,307
                   Ascension Hlth Subordinated
                   Credit, Ser A,
                   5.00%, 05/01/2007
                                                                     ----------
                                                                      5,058,307
                                                                     ----------
Kansas:                                                                    3.19%
       1,000,000   Kansas State, Dept of Transp,                      1,011,480
                   Hwy Rev, Ref, Ser A,
                   5.00%, 09/01/2006
       1,405,000   Munimae Trust, Ser 2001-6,                         1,408,456
                   Class A,
                   4.80%, 01/14/2026
       5,350,000   Burlington, PCR, Ref, Kansas                       5,332,880
                   Gas & Electric Co. Proj, Ser
                   B, MBIA,
                   2.65%, 06/01/2031 (a)
                                                                     ----------
                                                                      7,752,816
                                                                     ----------
Maryland:                                                                  4.91%
       3,900,000   Maryland State, Refunding,                         3,937,245
                   State & Local Facs Loan, First
                   Ser B,
                   5.00%, 07/15/2006
       4,165,000   Maryland State, State & Local                      4,344,428
                   Facs Loan, First Ser,
                   5.00%, 08/01/2008
       3,500,000   Maryland State, State & Local                      3,650,780
                   Facs Loan, Second Ser,
                   5.00%, 08/01/2008
                                                                     ----------
                                                                     11,932,453
                                                                     ----------
Massachusetts:                                                             4.41%
       4,230,000   Massachusetts Bay Transp Auth,                     4,285,709
                   Sales Tax Rev, Senior Ser C,
                   6.00%, 07/01/2006

       1,000,000   Massachusetts State Dev Fin                        1,029,450
                   Agy, Res Recov Rev, Semass
                   Sys, Ser B, AMT, MBIA,
                   5.25%, 01/01/2008

       5,000,000   Massachusetts State, Ref, Ser                      5,388,150
                   A, MBIA,
                   5.50%, 02/01/2010
                                                                     ----------
                                                                     10,703,309
                                                                     ----------
Michigan:                                                                  2.54%
       3,500,000   Detroit City Sch Dist, Ref,                        3,520,230
                   Q-SBLF,
                   5.05%, 05/01/2006
         300,000   Midland Cnty Eco Dev Corp.,                          293,868
                   PCR, Ser A, AMT,
                   6.875%, 07/23/2009
       2,300,000   Michigan Municipal Bd Auth                         2,358,512
                   Rev, Pooled Proj, Ser B,
                   5.625%, 10/01/2019
                   Prerefunded 04/01/2006 @ 102
                                                                     ----------
                                                                      6,172,610
                                                                     ----------
Minnesota:                                                                 1.98%
       4,875,000   Minnesota State Hsg Fin Agy,                       4,811,576
                   Residential Hsg, Ser L-2,
                   2.35%, 01/01/2031
                                                                     ----------
                                                                      4,811,576
                                                                     ----------
Missouri:                                                                  0.42%
       1,000,000   Saint Louis, Mun Fin Corp.,                        1,022,870
                   Leasehold Rev, Impt, City
                   Justice Ctr, Ser A, AMBAC,
                   5.95%, 02/15/2016
                   Prerefunded 02/15/2006 @ 102
                                                                     ----------
                                                                      1,022,870
                                                                     ----------
Nebraska:                                                                  2.45%
       5,945,000   Nebraska Pub Pwr Dist, Rev,                        5,945,000
                   Ser A, MBIA,
                   5.25%, 01/01/2006
                                                                     ----------
                                                                      5,945,000
                                                                     ----------
Nevada:                                                                    1.49%
         750,000   Las Vegas Spl Impt Dist No.                          752,362
                   607, Local Impt Bds,
                   4.00%, 06/01/2006
         225,000   Henderson Local Impt Dist, No.                       223,288
                   T-17,
                   3.60%, 09/01/2007
         500,000   Clark Cnty, Impt Dist,                               498,050
                   Summerlin, No. 151,
                   3.75%, 08/01/2008
         640,000   Henderson Local Impt Dist, No.                       638,253
                   T-17,
                   4.00%, 09/01/2009
          85,000   Henderson Local Impt Dists,                           85,089
                   No. T-16,
                   4.75%, 03/01/2013

       1,400,000    Clark Cnty, Las Vegas                             1,432,158
                    Convention & Visitors Auth,
                    FSA,
                    6.00%, 07/01/2026
                    Prerefunded 07/01/2006 @ 101
                                                                    ------------
                                                                      3,629,200
                                                                    ------------

New Jersey:                                                                4.60%
       1,000,000   New Jersey State Turnpike Auth                     1,000,000
                   Rev, Unrefunded Balance, Ser
                   A, MBIA,
                   5.50%, 01/01/2006
       1,000,000   New Jersey Eco Dev Auth, Rev,                      1,016,410
                   Cigarette Tax,
                   5.00%, 06/15/2007
       1,120,000   New Jersey Eco Dev Auth,                           1,148,437
                   Cigarette Tax, Rev,
                   5.00%, 06/15/2008
       2,345,000   New Jersey Eco Dev Auth Rev,                       2,451,955
                   Cigarette Tax, FGIC,
                   5.00%, 06/15/2009
       1,210,000   Essex Cnty Impt Auth, Rev,                         1,212,057
                   Property & Equipment Program,
                   MBIA,
                   6.50%, 12/01/2012
       1,370,000   New Jersey State Turnpike                          1,476,997
                   Auth, Turnpike Rev, Ser A,
                   MBIA,
                   5.50%, 01/01/2030
                   Prerefunded 01/01/2010 @ 100
       2,630,000   New Jersey State, Hwy Auth,                        2,870,566
                   Garden St Parkway Gen Rev,
                   Ref, Ser Parkway,
                   5.625%, 01/01/2030
                   Prerefunded 01/01/2010 @ 101
                                                                    ------------
                                                                     11,176,422
                                                                    ------------

New York:                                                                  5.04%
       2,685,000   Metropolitan Transp Auth,                          2,725,624
                   Dedicated Tax Fund, Ser A,
                   FSA,
                   5.00%, 11/15/2006
       4,460,000   New York City, Ser H,                              4,570,296
                   5.00%, 08/01/2007
       1,000,000   New York City, Ser F,                              1,028,530
                   5.25%, 08/01/2007
         410,000   Tobacco Settlement Fin Corp.,                        412,956
                   Ser C-1,
                   5.50%, 06/01/2010
         570,000   New York State Environmental                         568,222
                   Facs Corp., Solid Waste Disposable Revenue,
                   Waste Management Proj, Ser A,
                   2.90%, 05/01/2012

       1,800,000   Tobacco Settlement Fin Corp.,                      1,814,580
                   Tobacco Asset- Backed Bds, Ser A-1,
                   5.25%, 06/01/2012
       1,050,000   New York City Trans Fin Auth,                      1,124,109
                   Tax Secured Ref, Ser B,
                   5.25%, 02/01/2029 (a)
                                                                    -----------
                                                                     12,244,317
                                                                    -----------

Oklahoma:                                                                  3.13%
       3,275,000   Tulsa Cnty, Industrial Auth,                       3,282,009
                   Capital Impts Rev, Ser B,
                   4.00%, 05/15/2006
       4,285,000   Tulsa Cnty, Industrial Auth,                       4,312,338
                   Capital Impts Rev, Ser B, FSA,
                   5.00%, 05/15/2006
                                                                    -----------
                                                                      7,594,347
                                                                    -----------

Pennsylvania:                                                              3.90%
       4,830,000   Pennsylvania State, Second                         5,026,967
                   Ser, FGIC,
                   5.00%, 07/01/2008
         325,000   Philadelphia, Auth For                               322,459
                   Industrial Dev, Leadership
                   Learning Partners Charter Sch,
                   Ser A,
                   4.60%, 07/01/2015
         430,000   Allegheny Cnty Hosp Dev Auth,                        510,767
                   Rev, West Pennsylvania Hlth
                   Sys, Ser B,
                   9.25%, 11/15/2022
       3,550,000   Delaware Valley Regl Fin Auth,                     3,601,333
                   Ser A, AMBAC,
                   5.44%, 07/01/2027
                                                                    -----------
                                                                      9,461,526
                                                                    -----------

Puerto Rico:                                                               1.31%
       3,115,000   Puerto Rico Commonwealth, Ref                      3,193,280
                   Pub Impt, Ser C,
                   5.00%, 07/01/2018
                                                                    -----------
                                                                      3,193,280
                                                                    -----------

Rhode Island:                                                              0.61%
       1,520,000   Rhode Island Hsg & Mtg Fin                         1,489,691
                   Corp., Homeownership
                   Opportunity Notes, Ser 46-B,
                   2.25%, 03/15/2007
                                                                    -----------
                                                                      1,489,691
                                                                    -----------

South Carolina:                                                            2.88%
       1,665,000   South Carolina State, Pub Svc                      1,665,000
                   Auth Rev, Ser D,
                   5.00%, 01/01/2006
       1,005,000   Richland Cnty, South Carolina                      1,009,462
                   Environmental Impt Rev, Int'l
                   Paper Co. Projs, Ser A,
                   4.25%, 10/01/2007

       1,620,000   Greenville, Memorial                               1,658,427
                   Auditorium Dist, Pub Facs
                   Corp., COP, Local Ctr Proj,
                   Ser B, AMBAC,
                   5.75%, 03/01/2022
                   Prerefunded 03/01/2006 @ 102
       2,455,000   South Carolina Transp                              2,656,089
                   Infrastructure Bank Rev, Ser
                   A,  AMBAC,
                   5.50%, 10/01/2011
                   Prerefunded 10/01/2009 @ 101
                                                                    -----------
                                                                      6,988,978
                                                                    -----------

Tennessee:                                                                 2.33%
       3,260,000   Metropolitan Government                            3,260,000
                   Nashville & Davidson Cnty,
                   Ref, Ser B,
                   4.00%, 01/01/2006
       2,325,000   Metropolitan Government                            2,402,539
                   Nashville & Davidson Cnty, Ser
                   C,
                   5.00%, 02/01/2008
                                                                    -----------
                                                                      5,662,539
                                                                    -----------

Texas:                                                                     2.91%
       1,000,000   Goose Creek Consolidated ISD,                      1,001,890
                   Ser A, PSF Guaranteed,
                   5.00%, 02/15/2006
       1,175,000   Texas A & M Univ, Rev, Fin                         1,180,910
                   Sys,
                   4.65%, 05/15/2006
       1,300,000   Richardson ISD, PSF                                1,317,043
                   Guaranteed,
                   4.00%, 02/15/2008
       1,250,000   Dallas Cnty, Cmnty College                         1,290,888
                   Dist, Maintenance Tax Notes,
                   5.00%, 02/15/2008
       2,250,000   Austin ISD, PSF-Guaranteed,                        2,279,745
                   5.625%, 08/01/2010
                   Prerefunded 08/01/2006 @ 100
                                                                    -----------
                                                                      7,070,476
                                                                    -----------

Virginia:                                                                  0.17%
         370,000   Broad St Cmnty Dev Auth, Rev,                        408,502
                   7.125%, 06/01/2015
                                                                    -----------
                                                                        408,502
                                                                    -----------

Wisconsin:                                                                 0.98%
       1,330,000   Wisconsin State, Ref, Ser 1,                       1,358,954
                   FSA,
                   5.00%, 05/01/2007
       1,000,000   Menomonee Falls, Wtr Sys Mtg                       1,023,470
                   Rev, FSA,
                   5.875%, 12/01/2016
                   Prerefunded 12/01/2006 @ 100
                                                                    -----------
                                                                      2,382,424
                                                                    -----------
Total Long -Term Municipal Bonds
(Cost $193,370,230)                                                 192,437,251
                                                                    -----------

SHORT-TERM MUNICIPAL NOTES:                                               19.31%
California:                                                                0.45%
       1,100,000   California State Dept of Wtr                       1,100,000
                   Res, Pwr Supply Rev, Ser B-2,
                   3.75%, 05/01/2022
                                                                     ----------
                                                                      1,100,000
                                                                     ----------
Connecticut:                                                               0.78%
         900,000   Connecticut State Hlth & Ed                          900,000
                   Facs Auth, Yale Univ, Ser T-1,
                   3.68%, 07/01/2029
       1,000,000   Connecticut State Hlth & Ed                        1,000,000
                   Facs Auth, Yale Univ, Ser X-3,
                   3.68%, 07/01/2037
                                                                     ----------
                                                                      1,900,000
                                                                     ----------
Kentucky:                                                                  1.69%
       4,100,000   Louisville & Jefferson Cnty,                       4,100,000
                   Regl Arpt Auth, Spl Facs Rev,
                   UPS Worldwide Forwarding, Ser A,
                   3.85%, 01/01/2029
                                                                     ----------
                                                                      4,100,000
                                                                     ----------
Louisiana:                                                                 0.55%
       1,365,000   New Orleans, Swr Svc, BAN                          1,323,436
                   3.00%, 07/26/2006
                                                                     ----------
                                                                      1,323,436
                                                                     ----------
Michigan:                                                                  4.21%
      10,140,000   Michigan State, Ser A,                            10,228,725
                   4.50%, 09/29/2006
                                                                     ----------
                                                                     10,228,725
                                                                     ----------
New Jersey:                                                                1.29%
       3,113,000   Bayonne, BAN                                       3,130,713
                   5.00%, 10/27/2006
                                                                     ----------
                                                                      3,130,713
                                                                     ----------
New York:                                                                  0.25%
         600,000   New York City, SubSer E4,                            600,000
                   3.74%, 08/01/2022
                                                                     ----------
                                                                        600,000
                                                                     ----------
Pennsylvania:                                                              2.78%
       6,745,000   Temple Univ of The                                 6,761,458
                   Commonwealth Sys of Hgr Ed,
                   Univ Funding Oblig,
                   4.00%, 04/28/2006 (b)
                                                                     ----------
                                                                      6,761,458
                                                                     ----------
Texas:                                                                     7.31%
      17,620,000   Texas State, Tax & Rev,                           17,756,379
                   Anticipation Notes,
                   4.50%, 08/31/2006
                                                                     ----------
                                                                     17,756,379
                                                                     ----------
Total Short-Term Municipal Notes
(Cost $46,994,475)                                                   46,900,711
                                                                     ----------

INVESTMENT SUMMARY
Total Investments
(Cost $240,364,705)(c)         98.53%  $239,337,962
Cash and Other Assets, Less
Liabilities                     1.47      3,572,216
                              ------   ------------
Net Assets                    100.00%  $242,910,178
                              ------   ------------

INTEREST RATE SWAP CONTRACTS

                                                                                                Unrealized
Notional                                      Rate                                             Appreciation/
Amount              Description             Received       Rate Paid       Termination Date   (Depreciation)
-----------   -----------------------   ---------------   --------------   ----------------   --------------
$11,900,000   Goldman Sachs Interest        Variable*        76.48% of        02/03/2006         $ (4,398)
              Rate Swap                                   1 Month LIBOR+
11,900,000    Merrill Lynch Interest        85.10% of        Variable*        02/03/2006           13,070
              Rate Swap                  1 Month LIBOR+
1,300,000     Morgan Stanley Interest        3.081%          Variable*        04/06/2006               55
              Rate Swap
1,300,000     Goldman Sachs Interest         3.283%          Variable*        07/05/2006             (194)
              Rate Swap ++
1,300,000     Morgan Stanley Interest        3.217%          Variable*        10/06/2006             (551)
              Rate Swap
1,300,000     Goldman Sachs Interest         3.405%          Variable*        01/05/2007              130
              Rate Swap ++
2,500,000     JP Morgan Interest             2.988%          Variable*        04/05/2007          (11,948)
              Rate Swap
2,300,000     Citi Group Interest            2.962%          Variable*        06/22/2007          (15,019)
              Rate Swap

* Variable interest based on the BMA (Bond Market Association) Municipal Swap Index, which fluctuates weekly.

+    Interest based on LIBOR (London Interbank Offered Rate).

++ Represents a forward interest rate swap whose effective date for the exchange of cash flows is January 5, 2006

          (a)  Variable rate coupon, rate shown as of December 31, 2005.

          (b) Represents entire or partial position segregated as collateral for interest rate swap.

          (c) At December 31, 2005, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $323,464 and gross unrealized depreciation of investments was $1,350,207, resulting in net unrealized depreciation of $1,026,743 (excluding swap transactions).

               Glossary of Terms:

               AMBAC-American Municipal Bond Assurance Corporation AMT-Subject to Alternative Minimum Tax
               BAN - Bond Anticipation Notes
               CDD-Community Development District
               CFD-Community Facilities District
               COP-Certificate of Participation
               ICR- Issue Classification Rating
               ISD-Independent School District
               FGIC-Financial Guaranty Insurance Company
               FSA-Financial Security Assurance, Inc.
               MBIA-Municipal Bond Investors Assurance Corporation PCR-Pollution Control Revenue
               PSF Guaranteed - (Texas) Permanent Schools Funds
               Q-SBLF-Qualified School Bond Loan Fund
               XLCA - XL Capital Assurance, Inc.

Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

SANFORD C. BERNSTEIN FUND, INC.
SCHEDULE OF INVESTMENTS
SHORT DURATION CALIFORNIA MUNICIPAL PORTFOLIO
December 31, 2005 (Unaudited)

Principal Amount   Description                                      Market Value
----------------   -----------                                      ------------
LONG -TERM MUNICIPAL BONDS:                                               77.03%
California:                                                               63.90%
       2,055,000   California State,                                 $2,059,644
                   4.75%, 03/01/2006
       1,270,000   California Dept of Wtr Res,                        1,278,611
                   Pwr Supply Rev, Ser A,
                   5.50%, 05/01/2006
       1,070,000   San Francisco City & Cnty Arpt                     1,075,874
                   Commission, Int'l Arpt, Ref,
                   2nd Ser-27A, MBIA,
                   5.50%, 05/01/2006
       1,020,000   California State,                                  1,029,119
                   5.50%, 06/01/2006
       1,000,000   Santa Clara Cnty Fin Auth Spl                      1,004,140
                   Oblig, Measure B Transp Impt
                   Program,
                   4.00%, 08/01/2006
       1,725,000   California Statewide Cmnty Dev                     1,737,455
                   Auth Rev, Vehicle License Fee
                   Program, Ser B-1, FSA
                   4.00%, 11/15/2006
                   (a)
       2,845,000   Los Angeles Cnty Pub Wrks Fin                      2,865,854
                   Auth, Rev, Capital Loan
                   Receivable Notes, Ser A,
                   4.00%, 12/01/2006
       2,315,000   Los Angeles, COP, MBIA,                            2,332,594
                   4.00%, 12/01/2006
       1,295,000   California Dept of Wtr Res,                        1,328,359
                   Pwr Supply Rev, Ser A, MBIA,
                   5.25%, 05/01/2007
       1,155,000   Long Beach, Harbor Rev, Ref,                       1,178,712
                   Ser A, MBIA, AMT,
                   5.00%, 05/15/2007
       2,630,000   East Bay Mun Util Dist, Wtr                        2,659,719
                   Sys Rev, Ref, FSA,
                   4.00%, 06/01/2007
       1,000,000   Orange Cnty Pub Fin Auth,                          1,010,810
                   Lease Rev Ref, MBIA,
                   4.00%, 07/01/2007
       1,800,000   California Econ Recovery                           1,845,684
                   Bonds, Ser A,
                   5.00%, 07/01/2007
         510,000   California Statewide Cmnty Dev                       518,925
                   Auth Rev, Daughters of Charity
                   Hlth, Ser F,
                   5.00%, 07/01/2007
       1,015,000   Sacramento Area Flood Control                      1,046,485
                   Agy, Capital Assmt Dist No.
                   2-North Area, AMBAC,
                   5.00%, 10/01/2007
       1,000,000   California Econ Recovery                           1,031,680
                   Bonds, Ser A,
                   5.00%, 01/01/2008
         785,000   California Pollution Control                         782,480
                   Fin Auth, PCR, Southern
                   California Edison, Ser C,
                   2.00%, 03/01/2008
                   (b)
         150,000   California State,                                    154,941
                   5.00%, 03/01/2008
         320,000   California State, Veterans                           357,334
                   Bonds, Ser AN &,
                   9.00%, 04/01/2008
       1,000,000   California Econ Recovery                           1,038,840
                   Bonds, Ser A,
                   5.00%, 07/01/2008

       1,170,000   Los Angeles Harbor Dept Rev,                       1,208,996
                   Ref, Ser C, MBIA,
                   5.00%, 08/01/2008
         200,000   Murrieta Cmnty Facs Dist No.                         197,936
                   2003-1-Murrieta Springs, Spl
                   Tax,
                   3.20%, 09/01/2008
       1,065,000   California State,                                  1,113,585
                   5.00%, 03/01/2009
         180,000   Upland Cmnty Redev Agy, Tax                          180,040
                   Alloc Notes, Magnolia Redev
                   Proj,
                   3.90%, 11/01/2009
         125,000   California State,                                    129,979
                   5.00%, 11/01/2022
       2,930,000   Los Angeles Unif Sch Dist,                         2,944,152
                   COP, Multiple Properties Proj,
                   Ser C, FSA,
                   4.00%, 10/01/2025
         305,000   California Rural Home Mtg Fin                        311,533
                   Auth, SFMR, Mortgage-Backed
                   Securities Program, Ser A,
                   GNMA/FNMA,
                   6.55%, 06/01/2030
                   (b)
         695,000   California Statewide Cmnty Dev                       688,849
                   Auth Rev, Kaiser Permanente,
                   Ser A,
                   2.55%, 08/01/2031
                   (b)
       1,280,000   Fullerton Redev Agy, COP,                          1,303,015
                   Southern California Optometry,
                   RADIAN,
                   5.00%, 04/01/2034
       1,885,000   San Francisco State Bldg Auth                      1,957,177
                   Lease Rev, San Francisco Civic
                   Ctr Complex, Ser A, AMBAC,
                   5.25%, 12/01/2016
                   Prerefunded 12/01/2006 @ 102
       5,000,000   Golden State Tobacco                               5,277,300
                   Securitization Corp., Tobacco
                   Settlement Rev, Ser B,
                   5.75%, 06/01/2021
                   Prerefunded 06/01/2008 @ 100
       1,000,000   Foothill/Eastern Corridor Agy,                     1,160,750
                   Toll Road Rev, Convertible
                   Capital Appreciation, Sr Lien,
                   Ser A,
                   7.15%, 01/01/2013
                   Prerefunded 01/01/2010 @ 102
                                                                     ----------
                                                                     42,810,572
                                                                     ----------

Delaware:                                                                  0.60%
         400,000   Bridgeville, Spl Oblig,                              401,384
                   Heritage Shores Spl Dev Dist,
                   Ser B,
                   5.125%, 07/01/2035
                                                                     ----------
                                                                        401,384
                                                                     ----------

Florida:                                                                   3.42%
         200,000   Vizcaya Kendall CDD, BAN,                            200,038
                   5.125%, 12/01/2006
         310,000   Clearwater Cay CDD BAN,                              309,920
                   5.375%, 12/01/2006
         100,000   Fishhawk CDD No. 2, Spl Assmt                         99,859
                   Rev, Ser B,
                   5.00%, 11/01/2007
          40,000   Meadow Pointe III CDD, Capital                        40,086
                   Impt Rev, Ser B,
                   5.25%, 11/01/2007
         100,000   Vizcaya CDD, Spl Assmt, Ser B,                       100,292
                   5.40%, 11/01/2007
          40,000   Village CDD No. 5, Spl Assmt                          40,094
                   Rev, Ser B,
                   5.00%, 05/01/2008

         100,000   Villasol CDD, Spl Assmt Rev,                         100,540
                   Ser B,
                   5.375%, 05/01/2008
         220,000   Huntington CDD, Spl Assmt, Ser                       219,519
                   B,
                   5.00%, 05/01/2009
         170,000   Seven Oaks CDD II, Spl Assmt                         170,809
                   Rev, Ser B,
                   5.00%, 05/01/2009
         170,000   Heritage Isles CDD, Spl Assmt,                       170,603
                   Ser B,
                   5.00%, 11/01/2009
         110,000   Live Oak CDD No. 002, Spl                            110,174
                   Assmt, Ser B,
                   5.00%, 11/01/2009
          90,000   Gateway Svcs CDD, Spl Assmt,                          91,222
                   Sun City Ctr, Fort Myers Proj,
                   Ser B,
                   5.50%, 05/01/2010
         260,000   Sandy Creek CDD, Spl Assmt,                          260,881
                   Ser B,
                   5.00%, 11/01/2010
         200,000   Meadow Woods CDD, Spl Assmt,                         200,220
                   Ser B,
                   5.25%, 05/01/2011
         175,000   Hammock Bay CDD, Spl Assmt                           175,151
                   Rev, Ser B,
                   5.375%, 05/01/2011
                                                                     ----------
                                                                      2,289,408
                                                                     ----------

Guam:                                                                      0.50%
         150,000   Guam Wtrwrks Auth Wtr &                              152,489
                   Wastewtr Sys Rev,
                   5.00%, 07/01/2008
         170,000   Guam Wtrwrks Auth, COP,                              179,161
                   5.18%, 07/01/2015
                                                                     ----------
                                                                        331,650
                                                                     ----------

Kansas:                                                                    2.16%
       1,450,000   Burlington, PCR, Ref, Kansas                       1,445,360
                   Gas &  Elec Co. Proj, Ser B,
                   MBIA,
                   2.65%, 06/01/2031
                   (b)
                                                                     ----------
                                                                      1,445,360
                                                                     ----------

Nevada:                                                                   0.38%
         255,000   Las Vegas Spl Impt Dist No.                          255,803
                   607, Local Impt Bonds,
                   4.00%, 06/01/2006
                                                                     ----------
                                                                        255,803
                                                                     ----------

Puerto Rico:                                                               4.80%
         615,000   Puerto Rico Hsg Bank & Fin                           620,166
                   Agy, Ref, Commonwealth
                   Appreciation Loan Insurance
                   Claims,
                   5.25%, 12/01/2006
       1,000,000   Puerto Rico Mun Fin Agy, Ser                       1,043,100
                   A,
                   5.00%, 08/01/2009
       1,500,000   Puerto Rico Commonwealth, Ref,                     1,555,725
                   Pub Impt, Ser C, MBIA,
                   5.00%, 07/01/2028
                                                                     ----------
                                                                      3,218,991
                                                                     ----------

Virginia:                                                                  0.79%
         380,000   Louisa Industrial Dev Auth,                          388,470
                   PCR, Virginia Elec & Pwr Co.,
                   5.25%, 12/01/2008
                   (b)
         130,000   Broad St Cmnty Dev Auth, Rev,                        143,528
                   7.125%, 06/01/2015
                                                                     ----------
                                                                        531,998
                                                                     ----------
Wisconsin:                                                                 0.48%
         320,000   Franklin, SWDR, Waste Mgmnt,                         319,734
                   3.625%, 04/01/2016
                                                                    -----------
                                                                        319,734
                                                                    -----------
Total Long -Term Municipal Bonds
(Cost $51,887,509)                                                   51,604,900
                                                                    -----------
SHORT-TERM MUNICIPAL NOTES:                                               22.10%
California:                                                               17.00%
       2,800,000   San Diego Unif Sch Dist, Tax &                     2,811,284
                   Rev Anticipation Notes, Ser A,
                   4.00%, 07/24/2006
       2,430,000   Contra Costa Cnty, Tax & Rev                       2,456,900
                   Anticipation Notes,
                   4.50%, 12/07/2006
       1,300,000   California State Dept of Wtr                       1,300,000
                   Res, Pwr Supply Rev, Ser B-1,
                   3.70%, 05/01/2022
       1,400,000   California State Dept of Wtr                       1,400,000
                   Res, Pwr Supply Rev, Ser B-2,
                   3.75%, 05/01/2022
         600,000   California Statewide Cmnty Dev                       600,000
                   Auth COP, Tax Exempt, ACA,
                   4.45%, 05/15/2029
       2,825,000   Sacramento Cnty Sanitation                         2,820,734
                   Dist Fin Auth, Rev, Regional
                   Cnty, Ser B-4,
                   2.95%, 12/01/2039
                                                                    -----------
                                                                     11,388,918
                                                                    -----------
Louisiana:                                                                 0.46%
         320,000   New Orleans, Sewerage Svc Ref,                       310,256
                   BAN,
                   3.00%, 07/26/2006
                                                                    -----------
                                                                        310,256
                                                                    -----------
Puerto Rico:                                                               1.50%
       1,000,000   Puerto Rico Commonwealth, Tax                      1,007,150
                   & Rev Anticipation Notes,
                   4.50%, 07/28/2006
                                                                    -----------
                                                                      1,007,150
                                                                    -----------
Commercial Paper:                                                          3.14%
       2,100,000   JPMorgan Chase Bank, National                      2,100,000
                   Association, Enhancement
                   Custodian, Commerical Paper
                   Notes,
                   2.85%, 01/30/2006
                                                                    -----------
Total Commercial Paper
(Cost $2,100,000)                                                     2,100,000
                                                                    -----------
Total Short-Term Municipal Notes
(Cost $14,829,793)                                                   14,806,324
                                                                    -----------
INVESTMENT SUMMARY
Total Investments (Cost
$66,717,302) (c)                                            99.13%  $66,411,224
Cash and Other Assets, Less
Liabilities                                                  0.87       583,440
                                                           ------   -----------
Net Assets                                                 100.00%  $66,994,664
                                                           ======   ===========

INTEREST RATE SWAP CONTRACTS

                                                                                                           Unrealized
                                                                                                           Unrealized
 Notional                                   Rate                           Market                        Appreciation/
  Amount           Description            Received         Rate Paid        Value     Termination Date    Depreciation
----------   -----------------------   --------------   --------------   ----------   ----------------   -------------
$4,000,000   Goldman Sachs Interest       Variable*        76.48% of     $1,028,952      02/03/2006         $(1,478)
             Rate Swap                                  1 Month LIBOR+
 4,000,000   Merrill Lynch Interest       85.10% of        Variable*     $1,028,952      02/03/2006           4,393
             Rate Swap                 1 Month LIBOR+
   300,000   Morgan Stanley Interest       3.081%          Variable*                     04/06/2006              13
             Rate Swap
   300,000   Goldman Sachs Interest        3.283%          Variable*                     07/05/2006             (45)
             Rate Swap ++
   300,000   Morgan Stanley Interest       3.217%          Variable*                     10/06/2006            (127)
             Rate Swap
   300,000   Goldman Sachs Interest        3.405%          Variable*                     01/05/2007              30
             Rate Swap ++
   600,000   JP Morgan Interest            2.988%          Variable*                     04/05/2007          (2,867)
             Rate Swap
   700,000   Citi Group Interest           2.962%          Variable*                     06/22/2007          (4,571)
             Rate Swap

* Variable interest based on the BMA (Bond Market Association) Municipal Swap Index, which fluctuates weekly.

+    Interest based on LIBOR (London Interbank Offered Rate).

++ Represents a forward interest rate swap whose effective date for the exchange of cash flows is January 5, 2006.

(a) Represents entire or partial position segregated as collateral for interest rate swap.

(b)  Variable Rate coupon, rate shown as of December 31, 2005.

(c) At December 31, 2005, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $48,653 and gross unrealized depreciation of investments was $354,731, resulting in net unrealized depreciation of $306,078 (excluding swap transactions).

Glossary of Terms:
     ACA - American Capital Access
     AMT - Subject to Alternative Minimum Tax
     AMBAC - American Municipal Bond Assurance Corporation
     BAN - Bond Anticipation Notes
     CDD - Community Development District
     COP - Certificate of Participation
     FNMA - Federal National Mortgage Association
     FSA - Financial Security Assurance, Inc.
     GNMA - Government National Mortgage Association
     MBIA - Municipal Bond Investors Assurance Corporation
     PCR - Pollution Control Revenue
     SFMR - Single Family Mortgage Revenue
     SWDR - Solid Waste Disposal Revenue
     RADIAN - Radian Group, Inc.

SANFORD C. BERNSTEIN FUND, INC.
SCHEDULE OF INVESTMENTS
SHORT DURATION NEW YORK MUNICIPAL PORTFOLIO
December 31, 2005 (Unaudited)

Principal Amount   Description                                      Market Value
----------------   -----------                                      ------------
LONG -TERM MUNICIPAL BONDS:                                               76.82%
Arizona:                                                                   0.30%
         355,000   Watson Road Cmnty Facs Dist,                      $  355,451
                   Spl Assmt Rev,
                   4.70%, 07/01/2009
                                                                     ----------
                                                                        355,451
                                                                     ----------
California:                                                                1.11%
       1,325,000   California Dept of Wtr                             1,333,983
                   Resources, Pwr Supply Rev, Ser A,
                   5.50%, 05/01/2006
                                                                     ----------
                                                                      1,333,983
                                                                     ----------
Delaware:                                                                  0.58%
         700,000   Bridgeville, Heritage Shores                         702,422
                   Spl Dev Dist, Ser B,
                   5.125%, 07/01/2035
                                                                     ----------
                                                                        702,422
                                                                     ----------
Florida:                                                                   3.89%
         175,000   Monterra CDD, BAN,                                   175,226
                   5.00%, 06/01/2006
         600,000   Clearwater Cay CDD, BAN,                             599,844
                   5.375%, 12/01/2006
         100,000   Fishhawk CDD No. 2, Spl Assmt                         99,859
                   Rev, Ser B,
                   5.00%, 11/01/2007
          55,000   Meadow Pointe III CDD, Capital                        55,119
                   Impt, Ser B,
                   5.25%, 11/01/2007
         100,000   Vizcaya CDD, Spl Assmt, Ser B,                       100,292
                   5.40%, 11/01/2007
          60,000   Village CDD No. 5, Spl Assmt                          60,142
                   Rev, Ser B,
                   5.00%, 05/01/2008
         110,000   Villasol CDD, Spl Assmt Rev,                         110,594
                   Ser B,
                   5.375%, 05/01/2008
         285,000   Huntington CDD, Spl Assmt, Ser                       284,376
                   B,
                   5.00%, 05/01/2009
         150,000   Seven Oaks CDD II, Spl Assmt                         150,714
                   Rev, Ser B,
                   5.00%, 05/01/2009
         305,000   Overoaks CDD, Capital Impt                           306,455
                   Rev, Ser B,
                   5.125%, 05/01/2009
         295,000   Heritage Isles CDD, Spl Assmt,                       296,047
                   Ser B,
                   5.00%, 11/01/2009
         375,000   Fishhawk CDD No. 2, Spl Assmt                        376,365
                   Rev, Ser B,
                   5.125%, 11/01/2009
         615,000   Paseo CDD, Ser B,                                    610,468
                   4.875%, 05/01/2010
         135,000   Gateway Svcs CDD, Spl, Sun                           136,833
                   City Center Fort Meyers Proj B,
                   5.50%, 05/01/2010
         110,000   Dupree Lakes CDD,                                    110,035
                   5.00%, 11/01/2010
         585,000   Sandy Creek CDD, Spl Assmt,                          586,983
                   Ser B
                   5.00%, 11/01/2010
         290,000   Hammock Bay CDD, Spl Assmt                           290,249
                   Rev, Ser B,
                   5.375%, 05/01/2011

         305,000   Parkway Center CDD, Spl Assmt,                       316,852
                   Ref, Ser B,
                   5.625%, 05/01/2014
                                                                      ---------
                                                                      4,666,453
                                                                      ---------
Guam:                                                                      0.54%
         300,000   Guam Wtrworks Auth, Wtr &                            304,977
                   Wastewtr Sys Rev,
                   5.00%, 07/01/2008
         325,000   Guam Government, Wtrworks                            342,514
                   Auth, COP,
                   5.18%, 07/01/2015
                                                                      ---------
                                                                        647,491
                                                                      ---------
Illinois:                                                                  0.19%
         230,000   Pingree Grove, Spl Svc Area                          231,672
                   No. 1, Spl Tax, Cambridge
                   Lakes Proj, Ser 05-1,
                   5.25%, 03/01/2015
                                                                      ---------
                                                                        231,672
                                                                      ---------
Kansas:                                                                    2.37%
       2,850,000   Burlington, Ref, Kansas Gas &                      2,840,880
                   Electric Co. Proj, Ser B,
                   MBIA,
                   2.65%, 06/01/2031
                                                                      ---------
                                                                      2,840,880
                                                                      ---------
Nevada:                                                                    0.38%
         420,000   Las Vegas Spl Impt Dist No.                          421,323
                   607, Local Impt Bonds,
                   4.00%, 06/01/2006
          40,000   Henderson Local Impt Dists No.                        40,042
                   T-16,
                   4.75%, 03/01/2013
                                                                      ---------
                                                                        461,365
                                                                      ---------
New Mexico:                                                                0.51%
         620,000   Farmington, PCR, Public Svc,                         616,435
                   San Juan Project, Ser B,
                   2.10%, 04/01/2033
                                                                      ---------
                                                                        616,435
                                                                      ---------
New York:                                                                 61.25%
       1,000,000   New York State UDC.,                               1,000,000
                   Correctional Fac, Ser A,
                   AMBAC-TCRS,
                   5.40%, 01/01/2006
       1,080,000   Suffolk County, IDA, Southwest                     1,080,486
                   Swr Sys, Rev, XLCA,
                   4.00%, 02/01/2006
       3,600,000   New York State Hsg Fin Agency                      3,631,068
                   Rev, Hlth Fac, New York City,
                   Ser A,
                   6.00%, 05/01/2006
         500,000   Schenectady, BAN, Renewal,                           498,680
                   5.25%, 05/26/2006
       1,000,000   New York City, Ser C,                              1,004,030
                   4.00%, 08/01/2006
       2,860,000   New York City, Ser D, MBIA,                        2,889,858
                   5.00%, 08/01/2006
       1,610,000   New York City, Ser G,                              1,625,537
                   5.00%, 08/01/2006
       4,065,000   Port Auth of New York & New                        4,101,626
                   Jersey, Consolidated 139th,
                   FGIC,
                   4.50%, 10/01/2006
         135,000   East Rochester Hsg Auth, Rev,                        135,101
                   Ref, GNMA, North Park Nursing Home,
                   3.70%, 10/20/2006
       3,750,000   MTA, Ded Tax, Ser A, FSA,                          3,806,737
                   5.00%, 11/15/2006
       1,000,000   Long Island Pwr Auth, Electric                     1,015,190

                   Sys Rev, Ser B, XLCA,
                   5.00%, 12/01/2006
       2,080,000   New York City IDA, Spl Fac                         2,103,379
                   Rev, Terminal One Group Assn Proj,
                   5.00%, 01/01/2007
       1,060,000   New York State Dorm Auth,                          1,077,607
                   Mental Hlth, Ser F-1,
                   5.00%, 02/15/2007
       2,885,000   New York State Pwr Auth, Rev &                     2,940,507
                   General Purpose, Ser A,
                   5.00%, 02/15/2007
       1,180,000   New York City, Unrefunded, Ser                     1,247,638
                   M, AMBAC
                   7.50%, 06/01/2007
       1,220,000   New York City, Ser B, AMBAC,                       1,295,152
                   7.25%, 08/15/2007
       4,600,000   New York City TFA, Future Tax                      4,739,472
                   Secured, Ser A-1,
                   5.00%, 11/01/2007
         600,000   Dutchess County, New York,                           595,308
                   Resource Recovery Agency,
                   Solid Waste Sys, BAN,
                   3.65%, 12/28/2007
       1,000,000   New York State Twy Auth, Svc                       1,053,450
                   Contract Rev, Ser A-2, MBIA,
                   5.375%, 04/01/2009
       1,810,000   New York City IDA, Civic                           1,776,642
                   Facility Rev, Ser A-1, ACA,
                   3.05%, 07/01/2009
       3,030,000   Nassau County, Ser F, FSA,                         3,436,656
                   7.00%, 03/01/2010
         500,000   New York State Twy Auth, Hwy &                       536,200
                   Brdg Trust Fund, Ser 2002C,
                   MBIA,
                   5.25%, 04/01/2010
       2,400,000   New York City, Ser I,                              2,533,176
                   5.00%, 08/01/2010
          55,000   New York State Env Fac Corp.,                         55,218
                   PCR, Ser 1990C,
                   7.20%, 03/15/2011
          90,000   New York State Env Fac Corp.,                        100,192
                   New York City Mun Wtr Fin
                   Auth, Ref, Ser A,
                   5.75%, 06/15/2011
         700,000   New York State Dorm Auth Rev,                        708,806
                   Mt. Sinai, New York Univ Hlth,
                   Ser C
                   5.00%, 07/01/2011
         935,000   New York State Env Fac Corp.,                        932,083
                   Solid Waste Disposal Rev,
                   Waste Management Proj, Ser A,
                   2.90%, 05/01/2012
       1,260,000   MTA, Transit Auth, COP, Ser A,                     1,362,501
                   AMBAC,
                   5.625%, 01/01/2013
       1,000,000   New York State Dorm Auth,                          1,061,920
                   Westchester County, Court Fac,
                   AMBAC Surety,
                   5.25%, 08/01/2013
       1,165,000   Babylon, ARS, XLCA,                                1,184,421
                   4.45%, 12/01/2020
       1,830,000   MTA, Ser A, FGIC,                                  1,998,287
                   5.25%, 11/15/2022 (a)

       2,325,000   New York State Energy Research                     2,294,217
                   & Dev Auth, PCR, ARS Electric
                   & Gas Proj, Ser C, MBIA,
                   3.245%, 04/01/2034
       1,670,000   New York City, Ser F, FSA,                         1,697,939
                   5.75%, 02/01/2015
                   Prerefunded 02/01/2006 @ 101.5
       1,610,000   New York City, Ser F, XLCA,                        1,636,935
                   5.75%, 02/01/2019
                   Prerefunded 02/01/2006 @ 101.5
       6,665,000   New York City Mun Wtr Fin                          6,804,299
                   Auth, Wtr & Swr Sys Rev, Ser
                   B, MBIA,
                   5.75%, 06/15/2026
                   Prerefunded 06/15/2006 @ 101
       1,265,000   Mun Assistance Corp., New York                     1,277,346
                   City, Ser O,
                   5.25%, 07/01/2006
                   Economically Defeased to Maturity
       1,800,000   Mun Assistance Corp., New York                     1,824,066
                   City, Ser E,
                   6.00%, 07/01/2006
                   Economically Defeased to Maturity
       1,000,000   New York City TFA, Fiscal                          1,009,990
                   2003, Ser C,
                   5.00%, 08/01/2006
                   Economically Defeased to Maturity
       2,000,000   Mun Assistance Corp., New York                     2,059,140
                   City, Ser O,
                   5.25%, 07/01/2007
                   Economically Defeased to Maturity
       1,200,000   Mun Assistance Corp., New York                     1,250,400
                   City, Ser P,
                   5.00%, 07/01/2008
                   Economically Defeased to Maturity
       1,390,000   New York State UDC.,                               1,536,047
                   Correctional Fac Svc Contract,
                   Ser D, FSA,
                   5.75%, 01/01/2015
                   Prerefunded 01/01/2011 @ 100
         585,000   New York State Env Fac Corp.,                        650,643
                   State Wtr Revolving Fund, New
                   York City Mun Wtr Ref, Ser A,
                   5.75%, 06/15/2011
                   Escrowed to Maturity
                                                                    -----------
                                                                     73,567,950
                                                                    -----------
Puerto Rico:                                                               5.26%
       1,765,000   Puerto Rico Commonwealth, Ref,                     1,809,354
                   Pub Impt, Ser C,
                   5.00%, 07/01/2018
       4,350,000   Puerto Rico Commonwealth, Ref,                     4,511,603
                   Pub Impt, Ser C, MBIA,
                   5.00%, 07/01/2028
                                                                    -----------
                                                                      6,320,957
                                                                    -----------
Virginia:                                                                  0.44%
         295,000   Louisa Industrial Dev Auth,                          301,576
                   PCR, Virginia Electric & Power Co.,
                   5.25%, 12/01/2008
         200,000   Broad Street CDA,                                    220,812
                   7.125%, 06/01/2015
                                                                    -----------
                                                                        522,388
                                                                    -----------
Total Long -Term Municipal Bonds
(Cost $92,311,099)                                                   92,267,447
                                                                    -----------
SHORT-TERM MUNICIPAL NOTES:                                               18.25%
Louisiana:                                                                 0.52%
         645,000   New Orleans, Sewage Svc Rev,                         625,360
                   BAN,
                   3.00%, 07/26/2006
                                                                    -----------
                                                                        625,360
                                                                    -----------

New York:                                                                 17.73%
       3,415,000   Oceanside, Union Free Sch                          3,425,450
                   Dist, TAN,
                   4.00%, 06/22/2006
       5,000,000   Northport-East Northport,                          5,018,300
                   Union Free Sch Dist, TAN,
                   4.00%, 06/30/2006
       5,000,000   Erie County, Rev Anticipation                      5,008,050
                   Notes,
                   3.75%, 07/13/2006
       4,425,000   Binghamton, BAN,                                   4,446,550
                   4.00%, 09/22/2006
       2,280,000   Nassau County, TAN-Ser A,                          2,297,989
                   4.25%, 10/31/2006
       1,100,000   New York City, Adj, Sub-Ser E4,                    1,100,000
                   3.74%, 08/01/2021
                                                                   ------------
                                                                     21,296,339
                                                                   ------------
Total Short-Term Municipal Notes
(Cost $21,993,194)                                                   21,921,699
                                                                   ------------
COMMERCIAL PAPER:                                                          3.25%
       3,900,000   JPMorgan Chase Bank, National                      3,900,000
                   Association Enhancement
                   Custodian, Commercial Paper
                   Notes,
                   2.85%, 01/30/2006
                                                                   ------------
Total Commercial Paper
(Cost $3,900,000)                                                     3,900,000
                                                                   ------------
INVESTMENT SUMMARY
Total Investments
(Cost $118,204,293)(b)                                     98.32%  $118,089,146
Cash and Other Assets, Less
Liabilities                                                 1.68      2,017,282
                                                          ------   ------------
Net Assets                                                100.00%  $120,106,428
                                                          ------   ------------

INTEREST RATE SWAP CONTRACTS

 Notional                                   Rate                                                     Unrealized
  Amount           Description            Received         Rate Paid     Termination Date   Appreciation/(Depreciation)
----------   -----------------------   --------------   --------------   ----------------   ---------------------------
$6,400,000   Goldman Sachs Interest       Variable*        76.48% of        02/03/2006                $(2,366)
             Rate Swap                                  1 Month LIBOR+
 6,400,000   Merrill Lynch Interest       85.10% of        Variable*        02/03/2006                  7,029
             Rate Swap                 1 Month LIBOR+
 1,200,000   JP Morgan Interest            2.988%          Variable*        04/05/2007                 (5,735)
             Rate Swap
 1,300,000   Citigroup Interest            2.962%          Variable*        06/22/2007                 (8,489)
             Rate Swap
   600,000   Goldman Sachs Interest        3.283%          Variable*        07/05/2006                    (89)
             Rate Swap++
   600,000   Goldman Sachs Interest        3.405%          Variable*        01/05/2007                     60
             Rate Swap++
   600,000   Morgan Stanley Interest       3.081%          Variable*        04/06/2006                     26
             Rate Swap
   600,000   Morgan Stanley Interest       3.217%          Variable*        10/05/2006                   (255)
             Rate Swap

* Variable interest based on the BMA (Bond Market Association) Municipal Swap Index, which fluctuates weekly.

+    Interest based on LIBOR (London Interbank Offered Rate).

++ Represents a forward interest rate swap whose effective date for the exchange of cash flows is January 5, 2006

(a) Represents entire or partial position segregated as collateral for interest rate swap.

(b) At December 31, 2005, the cost basis of investment securities owned was substantially identical for both book and tax Gross unrealized appreciation of investments was $386,170 and gross unrealized depreciation of investments was $501,317, resulting in net unrealized appreciation of $115,147 (excluding swap and future transactions).

     Explanation of abbreviations:

          ACA - American Capital Access
          AMBAC-American Municipal Bond Assurance Corporation ARS-Auction Rate Securities
          BAN-Bond Anticipation Notes
          CDA-Community Development Authority
          CDD-Community Development District
          COP-Certificate of Participation
          FGIC-Financial Guaranty Insurance Company
          FSA-Financial Security Assurance, Inc.
          GNMA-Government National Mortgage Association IDA-Industrial Development Authority / Agency MBIA-Municipal Bond Investors Assurance Corporation MTA-Metropolitan Transportation Authority
          PCR-Pollution Control Revenue
          TAN-Tax Anticipation Notes
          TCRS-AMBAC Transferable Custody Receipts
          TFA-Transitional Finance Authority
          UDC-Urban Development Corporation
          XLCA-XL Capital Assurance, Inc.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

SANFORD C. BERNSTEIN FUND, INC.
SCHEDULE OF INVESTMENTS
DIVERSIFIED MUNICIPAL PORTFOLIO
December 31, 2005 (Unaudited)

Principal Amount   Description                                     Market Value
----------------   ---------------------------------------------   -------------
LONG -TERM MUNICIPAL BONDS: 96.76%
Alabama:                                                                   1.12%
       1,940,000   Hoover, Brd of Ed, Capital                        $2,004,175
                   Outlay Warrants, Ref, Tax
                   Anticipation Notes, MBIA,
                   4.50%, 02/15/2009
       1,370,000   Mobile, AMBAC,                                     1,456,830
                   5.25%, 08/15/2009
       2,000,000   Jefferson Cnty, Swr Rev, Ref,                      2,134,840
                   Ser B8, FSA,
                   5.25%, 02/01/2010
       1,185,000   Huntsville, Ref, Warrants, Ser                     1,271,588
                   A, FSA,
                   5.40%, 02/01/2010
       1,700,000   Jefferson Cnty, Ltd Oblig, Sch                     1,804,703
                   Warrants, Ser A,
                   5.25%, 01/01/2011
       3,090,000   Mobile, Alabama, AMBAC,                            3,330,155
                   5.25%, 08/15/2020
       1,780,000   Jefferson Cnty, Swr Rev, Ref                       1,817,611
                   Warrants, Ser A, FGIC,
                   5.375%, 02/01/2027
                   Prerefunded 02/01/2007 @ 100
       8,625,000   Jefferson Cnty, Swr Rev,                           9,083,764
                   Capital Impt Warrants, Ser A,
                   FGIC,
                   5.00%, 02/01/2033
                   Prerefunded 02/01/2009 @ 101
       1,060,000   Jefferson Cnty, Swr Rev,                           1,120,219
                   Capital Impt Warrants, Ser A,
                   FGIC,
                   5.125%, 02/01/2039
                   Prerefunded 02/01/2009 @ 101
       4,290,000   Jefferson Cnty, Swr Rev, Ser                       4,630,755
                   A,
                   5.75%, 02/01/2038
                   Prerefunded 02/01/2009 @ 101
       7,725,000   Jefferson Cnty, Swr Rev,                           8,305,920
                   Capital Impt Warrants, FGIC,
                   5.00%, 02/01/2041
                   Prerefunded 08/01/2012 @ 100
                                                                   ------------
                                                                     36,960,560
                                                                   ------------
Alaska:                                                                    0.26%
       6,100,000   Anchorage, Ref, Ser B, MBIA,                       6,371,572
                   5.25%, 07/01/2008
       1,000,000   Anchorage, FGIC,                                   1,090,140
                   6.00%, 10/01/2009
       1,075,000   Anchorage, Sch Impt, Ser B,                        1,190,659
                   FGIC,
                   5.875%, 12/01/2012
                   Escrowed to Maturity
                                                                   ------------
                                                                      8,652,371
                                                                   ------------

Arizona:                                                                   1.59%
         375,000   Vistancia CFD,                                       375,266
                   4.25%, 07/15/2006
         320,000   Dove Mountain Resort CFD,                            320,954
                   Assmt Lien,
                   6.00%, 12/01/2006
         300,000   Vistancia CFD,                                       300,783
                   4.75%, 07/15/2007
       1,275,000   Phoenix, Ref, Ser A,                               1,325,758
                   5.00%, 07/01/2008
         400,000   Vistancia CFD,                                       402,540
                   5.00%, 07/15/2008
       2,370,000   Salt River Agricultural Impt &                     2,482,385
                   Pwr Dist, Pwr Distribution
                   Elec Sys, Rev Ref, Ser A,
                   5.00%, 01/01/2009
         500,000   Vistancia CFD,                                       506,075
                   5.30%, 07/15/2009
       7,130,000   Salt River Agricultural Impt &                     7,552,167
                   Pwr Dist, Pwr Distribution
                   Elec Sys, Rev, Ref, Salt River
                   Proj. Ser A, 5.00%,
                   01/01/2010
       2,875,000   Salt River Agricultural Impt &                     3,045,229
                   Pwr Dist, Pwr Distribution
                   Elec Sys, Rev, Ref, Salt River
                   Proj. Ser A, 5.00%,
                   01/01/2010
       1,000,000   Maricopa Cnty Uni Sch Dist No.                     1,053,630
                   48, Ref, Ser B, FSA,
                   4.75%, 07/01/2010
       1,210,000   Watson Road CFD, Spl Assmt                         1,210,835
                   Rev,
                   4.85%, 07/01/2010
       2,510,000   Phoenix, Civic Impt Corp.,                         2,670,489
                   Transit Excise Tax Rev, Light
                   Rail Proj, AMBAC,
                   5.00%, 07/01/2010
       3,900,000   Arizona Sch Facs Brd, Rev,                         4,189,614
                   State Sch Trust, Ser A, AMBAC,
                   5.25%, 07/01/2010
         500,000   Vistancia CFD,                                       509,155
                   5.55%, 07/15/2010
       7,755,000   Phoenix, Civic Impt Corp.,                         8,315,299
                   Transit Excise Tax Rev, Light
                   Rail Proj, AMBAC,
                   5.00%, 07/01/2011
       1,525,000   Arizona Wtr Infra Fin Auth,                        1,660,938
                   Rev, Wtr Quality, Ser A,
                   5.75%, 10/01/2011
       1,165,000   Arizona Sch Facs Brd, Rev Ref,                     1,261,241
                   State Sch Impt,
                   5.00%, 01/01/2013
       2,500,000   Pima Cnty, Industrial Dev                          2,447,250
                   Auth, Ed Rev, Ref, Horizon
                   Cmnty Learning Ctr,
                   4.45%, 06/01/2014
       2,315,000   Arizona Tourism & Sports Auth,                     2,346,739
                   Tax Rev, Baseball Training
                   Facs  Proj,
                   5.00%, 07/01/2015
       1,500,000   Arizona Tourism & Sports Auth,                     1,519,620
                   Tax Rev, Baseball Training
                   Facs  Proj,
                   5.00%, 07/01/2016

       2,030,000   Maricopa Cnty Industrial Dev                       2,057,912
                   Auth, Multifamily Hsg Rev,
                   Steeplechase Apartments Proj,
                   Ser B, AMT,
                   6.25%, 12/01/2020
       2,000,000   Mesa IDA Rev, Discovery Hlth                       2,175,140
                   Sys, Ser A, MBIA,
                   5.625%, 01/01/2029
                   Prerefunded 01/01/2010 @ 101
       4,255,000   Mesa, State & Highway Rev,                         4,673,735
                   FSA,
                   5.125%, 07/01/2023
                   Prerefunded 07/01/2014 @ 100
                                                                   ------------
                                                                     52,402,754
                                                                   ------------
Arkansas:                                                                 0.00%
         115,000   Hot Springs, Sales & Use Tax,                        115,000
                   Ref & Impt,
                   4.125%, 07/01/2012
                                                                   ------------
                                                                        115,000
                                                                   ------------
California:                                                                6.68%
       2,760,000   California Eco Recov, Ser A,                       2,830,049
                   5.00%, 07/01/2007
       4,340,000   California State,                                  4,482,960
                   5.00%, 03/01/2008
      24,025,000   California Dept of Wtr Res,                       25,130,150
                   Pwr Supply Rev, Ser A,
                   5.50%, 05/01/2008
      11,020,000   California State,                                 11,423,662
                   5.00%, 06/01/2008
       8,765,000   California State,                                  9,359,442
                   6.10%, 10/01/2008
      32,445,000   California Dept of Wtr Res,                       34,356,010
                   Pwr Supply Rev, Ser A, MBIA,
                   5.25%, 05/01/2009
       8,515,000   California Dept of Wtr Res,                        9,041,568
                   Pwr Supply Rev, Ser A,
                   5.50%, 05/01/2009
      11,750,000   California Eco Recov, Ser A,                      12,513,750
                   5.25%, 01/01/2010
       3,115,000   California State,                                  3,319,001
                   5.25%, 03/01/2010
       3,595,000   California Dept of Wtr Res,                        3,854,092
                   Pwr Supply Rev, Ser A, MBIA,
                   5.25%, 05/01/2010
       7,100,000   California Dept of Wtr Res,                        7,682,413
                   Pwr Supply Rev, Ser A, MBIA,
                   5.50%, 05/01/2010
       6,565,000   California State,                                  6,947,083
                   5.00%, 06/01/2010
       9,520,000   California Eco Recov, Ser A,                      10,240,474
                   5.25%, 01/01/2011
       1,040,000   California State,                                  1,104,938
                   5.00%, 02/01/2011
      15,760,000   California State,                                 17,467,911
                   6.00%, 02/01/2011
       2,150,000   California State, Various                          2,290,072
                   Purpose,
                   5.00%, 06/01/2011
       3,665,000   California State, Eco Recov,                       3,946,838
                   Ser A, MBIA,
                   5.00%, 07/01/2011
         825,000   California State,                                    881,438
                   5.00%, 02/01/2012
       8,460,000   California State, Various                          9,045,686
                   Purposes,
                   5.00%, 03/01/2012

       1,035,000   Sacramento Mun Util Dist, Ser                      1,186,193
                   G, MBIA,
                   6.50%, 09/01/2013
       3,255,000   Fresno Uni Sch Dist, Ref, Ser                      3,899,588
                   A, MBIA,
                   6.00%, 02/01/2020
       8,140,000   Los Angeles Dept of Wtr & Pwr,                     8,635,237
                   Pwr Sys, Ser A, SubSer A-2,
                   MBIA,
                   5.00%, 07/01/2020
       1,785,000   Los Angeles Uni Sch Dist, Ser                      1,927,925
                   A, FSA,
                   5.25%, 07/01/2020
       1,000,000   Sacramento City Fin Auth,                          1,107,170
                   Lease Rev, Ser B,
                   5.40%, 11/01/2020
       1,000,000   Yosemite, Cmnty College Dist,                      1,064,930
                   Election 2004, Ser A, FGIC,
                   5.00%, 08/01/2022
       1,000,000   San Jose, Uni Sch Dist,                            1,058,450
                   Election 2002, Ser B, FGIC,
                   5.00%, 08/01/2025
       4,905,000   Los Angeles, Waste Wtr Sys                         5,136,418
                   Rev, Ref, Sub Ser A, MBIA,
                   5.00%, 06/01/2027
       1,000,000   Fremont Uni Sch Dist, Alameda                      1,050,420
                   Cnty, Election 2002, Ser B,
                   FSA,
                   5.00%, 08/01/2027
       6,605,000   California Statewide Cmnty Dev                     6,567,682
                   Auth, Rev, Kaiser Permanente,
                   Ser E,
                   3.875%, 04/01/2032
      12,675,000   California Statewide Cmnty Dev                    12,499,198
                   Auth, Rev, Kaiser Permanente,
                   Ser F,
                   2.30%, 04/01/2033
                                                                    -----------
                                                                    220,050,748
                                                                    -----------
Colorado:                                                                  1.85%
       4,190,000   Todd Creek Farms, Metropolitan                     4,122,499
                   Dist No. 1, Wtr Rev, Ref &
                   Impt,
                   4.75%, 12/01/2009
       3,500,000   Municipal Sub-Dist, Wtr                            3,669,505
                   Conservancy Dist Rev, Ser F,
                   AMBAC,
                   6.50%, 12/01/2012
       2,405,000   Weld Cnty Sch Dist No. 6                           2,574,697
                   (Greeley), FSA,
                   5.25%, 12/01/2017
       2,725,000   University of Colorado,                            2,952,401
                   Enterprise Sys Rev, Ref &
                   Impt, AMBAC,
                   5.375%, 06/01/2019
      36,775,000   Regional Transp Dist, COP,                        36,184,026
                   Transit Vehicles, Ser A,
                   Remarketed, AMBAC,
                   2.30%, 12/01/2022 (a)
       3,465,000   Jefferson Cnty, Sch Dist No.                       3,659,248
                   R-001, FSA,
                   5.00%, 12/15/2023
       3,750,000   Jefferson Cnty, Sch Dist No.                       3,963,075
                   R-001, FSA,
                   5.00%, 12/15/2024
         500,000   Wheatlands Metropolitan Dist,                        503,545
                   No.
                   2, Ltd. Tax,
                   6.00%, 12/01/2025
       3,000,000   Colorado Dept of Transp,                           3,329,460

                   Transp Rev, AMBAC,
                   6.00%, 06/15/2015
                   Prerefunded 06/15/2010 @ 100.5
                                                                     ----------
                                                                     60,958,456
                                                                     ----------
Connecticut:                                                               1.05%
       1,500,000   Connecticut State, Spl Tax                         1,526,175
                   Oblig Rev, Ser B,
                   6.00%, 09/01/2006
         730,000   Connecticut State, Hlth & Ed                         737,023
                   Fac Auth Rev, Hosp for Spl
                   Care, Ser B,
                   5.125%, 07/01/2007
       1,095,000   Connecticut State Spl Tax                          1,128,540
                   Oblig Rev, Ser A,
                   5.25%, 09/01/2007
       2,115,000   Connecticut State Res Recov                        2,209,646
                   Auth, Mid-Connecticut Sys, Ser
                   A, MBIA,
                   5.75%, 11/15/2007
       1,700,000   Mashantucket Western Pequot                        1,781,396
                   Tribe, Spl Rev, Sub Ser B,
                   5.55%, 09/01/2008 (b)
      11,700,000   Connecticut State, Ser C,                         12,305,709
                   FGIC,
                   5.00%, 04/01/2009
       1,000,000   Connecticut State, Spl Tax                         1,090,140
                   Oblig, Ser B,
                   6.15%, 09/01/2009
       1,505,000   Connecticut State Res Recov                        1,559,842
                   Auth, Unrefunded Balance
                   Mid-Connecticut Sys, Ser A,
                   MBIA,
                   5.375%, 11/15/2009
       5,000,000   Connecticut State Res Recov                        5,184,350
                   Auth, Ser A, MBIA,
                   5.375%, 11/15/2010
       3,065,000   University of Connecticut,                         3,345,018
                   Ref, Student Fee Rev, Ser A,
                   FGIC,
                   5.25%, 11/15/2017
       3,495,000   Connecticut State Res Recov                        3,626,307
                   Auth, Mid-Connecticut Sys, Ser
                   A, MBIA,
                   5.375%, 11/15/2009
                   Prerefunded 11/15/2006 @ 102
          10,000   Connecticut State,                                    10,394
                   5.50%, 12/01/2007
                   Escrowed to Maturity
                                                                     ----------
                                                                     34,504,540
                                                                     ----------

Delaware:                                                                  0.15%
       1,105,000   Delaware Transp Auth, Sys Rev,                     1,148,979
                   AMBAC,
                   6.00%, 07/01/2007
       3,680,000   Delaware Transp Auth, Transp                       3,951,584
                   Sys Rev, Senior, MBIA,
                   5.00%, 07/01/2011
                                                                     ----------
                                                                      5,100,563
                                                                     ----------
District of
Columbia:                                                                  0.51%
       1,000,000   District of Columbia, COP,                         1,035,090
                   AMBAC,
                   5.25%, 01/01/2008
       8,400,000   District of Columbia, Ref, Ser                     8,803,872
                   B-1, AMBAC,
                   5.50%, 06/01/2008
       2,100,000   District of Columbia, 2001,                        2,235,744
                   Ser B, FSA,
                   5.50%, 06/01/2009
       1,625,000   District of Columbia, Ser A,                       1,753,814
                   MBIA,
                   5.50%, 06/01/2010
       1,555,000   District of Columbia Wtr & Swr                     1,831,681
                   Auth, Pub  Util Rev, FSA,
                   6.00%, 10/01/2016
       1,030,000   District of Columbia Hsg Fin                       1,039,311
                   Agy, Single-Family FNMA & GNMA
                   Mortgage Rev, Ser A, AMT,
                   6.25%, 12/01/2028
         175,000   District of Columbia, Ser B,                         187,009
                   FSA,
                   5.50%, 06/01/2009
                   Escrowed to Maturity
                                                                     ----------
                                                                     16,886,521
                                                                     ----------
Florida:                                                                   7.41%
         130,000   Capital Region CDD, Rev,                             130,983
                   Capital Impt, Ser B,
                   5.95%, 05/01/2006
       4,085,000   Monterra CDD, Rev, BAN,                            4,090,270
                   5.00%, 06/01/2006
       3,860,000   Shingle Creek, BAN,                                3,865,906
                   5.125%, 08/01/2006
       2,165,000   Orlando, Waste Wtr Sys Rev,                        2,173,119
                   Ser A, CPI Bd,
                   5.119%, 10/01/2006 (a)
       1,590,000   Broward Cnty, Res Recov, Rev,                      1,609,891
                   Ref, Wheelabrator South, Ser
                   A,
                   5.00%, 12/01/2006
       3,300,000   Clearwater Cay CDD, BAN,                           3,299,142
                   5.375%, 12/01/2006
          30,000   Double Branch CDD, Spl Assmt,                         30,020
                   Ser B-1,
                   5.60%, 05/01/2007
          95,000   Vizcaya CDD, Spl Assmt,                               95,314
                   5.90%, 05/01/2007
       1,455,000   Florida State Brd of Ed,                           1,489,265
                   Capital Outlay, Pub  Ed, Ser
                   B,
                   5.00%, 06/01/2007
       1,790,000   Orlando, Waste Wtr Sys Rev,                        1,800,167
                   Ser A, CPI Bd,
                   5.139%, 10/01/2007 (a)

       1,215,000   Meadow Pointe IV CDD, Capital                      1,214,696
                   Impt Rev, Ser B,
                   5.125%, 11/01/2007
         385,000   Reunion East CDD, Spl Assmt,                         387,934
                   Ser B,
                   5.90%, 11/01/2007
       1,000,000   Palm Beach, Beach Restoration                      1,032,460
                   Proj, Ser A, FSA,
                   5.00%, 01/01/2008
         195,000   Live Oak, CDD No. 001, Spl                           195,618
                   Assmt, Ser B,
                   5.30%, 05/01/2008
         110,000   Stoneybrook CDD, Capital Impt                        110,583
                   Rev, Ser B,
                   5.70%, 05/01/2008
         175,000   Narcoossee CDD, Spl Assmt, Ser                       176,456
                   B,
                   5.75%, 05/01/2008
         130,000   Waterchase CDD, Capital Impt                         130,554
                   Rev, Ser B,
                   5.90%, 05/01/2008
       1,930,000   Gateway Svcs CDD, Spl Assmt,                       1,947,949
                   Stoneybrook Proj,
                   5.50%, 07/01/2008
       1,880,000   Heritage Harbour South CDD,                        1,875,958
                   Spl Assmt Rev, Capital Impt,
                   Ser B,
                   5.40%, 11/01/2008
       2,585,000   Broward Cnty, Ref, Ser B,                          2,707,581
                   5.00%, 01/01/2009
       1,430,000   Huntington CDD, Spl Assmt, Ser                     1,426,868
                   B,
                   5.00%, 05/01/2009
         905,000   Meadow Pointe III CDD, Capital                       905,290
                   Impt Rev, Ser A,
                   5.00%, 05/01/2009
       3,200,000   Seven Oaks CDD II, Spl Assmt                       3,215,232
                   Rev, Ser B,
                   5.00%, 05/01/2009
       1,060,000   Middle Village CDD, Spl Assmt,                     1,064,961
                   Ser C,
                   5.125%, 05/01/2009
       3,365,000   Overoaks CDD, Capital Impt                         3,381,051
                   Rev, Ser B,
                   5.125%, 05/01/2009
       1,350,000   Bonita Springs, Vasari CDD                         1,363,972
                   Rev, Capital Impt, Ser B,
                   6.20%, 05/01/2009
         435,000   Greyhawk Landing CDD, Spl                            442,500
                   Assmt Rev, Ser B,
                   6.25%, 05/01/2009
          40,000   Saddlebrook CDD, Spl Assmt,                           40,981
                   Ser B,
                   6.25%, 05/01/2009
       4,070,000   Palm Beach Cnty Solid Waste                        4,420,468
                   Auth, Ser A, AMBAC,
                   6.00%, 10/01/2009
         420,000   Heritage Isles CDD, Spl Assmt,                       421,491
                   Ser B,
                   5.00%, 11/01/2009
       2,230,000   Live Oak, CDD No. 002, Spl                         2,233,524
                   Assmt, Ser B
                   5.00%, 11/01/2009
       1,175,000   South Bay CDD, Capital Impt                        1,183,213
                   Rev, Ser B-1,
                   5.125%, 11/01/2009
       5,410,000   Paseo CDD, Capital Impt Rev,                       5,370,128
                   Ser B,
                   4.875%, 05/01/2010
       1,870,000   Harbor Bay CDD, Capital Impt                       1,916,227

                   Rev, Ser B,
                   6.35%, 05/01/2010
       2,065,000   Broward Cnty, Arpt Sys Rev,                        2,167,858
                   Ser E, MBIA, AMT,
                   5.25%, 10/01/2010
       2,000,000   Lake Ashton II, CDD, Capital                       2,007,580
                   Impt Rev, Ser B,
                   4.875%, 11/01/2010
         555,000   Dupree Lakes CDD, Capital Impt                       555,178
                   Rev,
                   5.00%, 11/01/2010
       6,760,000   Monterra CDD, Spl Assmt, Ser                       6,785,755
                   B,
                   5.00%, 11/01/2010
       1,920,000   Sandy Creek CDD, Spl Assmt,                        1,926,509
                   Ser B,
                   5.00%, 11/01/2010
       4,600,000   Florida State Brd of Ed, Ser                       4,967,724
                   C, MBIA,
                   5.25%, 01/01/2011
       1,895,000   Meadow Woods CDD, Spl Assmt,                       1,897,084
                   Ser B,
                   5.25%, 05/01/2011
       6,850,000   Hammock Bay CDD, Spl Assmt                         6,855,891
                   Rev, Ser B,
                   5.375%, 05/01/2011
       9,710,000   Florida State Brd of Ed, Ser                      10,447,280
                   B,
                   5.00%, 01/01/2012
       1,500,000   Venetian CDD, Capital Impt                         1,564,290
                   Rev, Ser B,
                   5.95%, 05/01/2012
       2,000,000   Bonnet Creek Resort CDD, Spl                       2,198,740
                   Assmt,
                   7.125%, 05/01/2012
       2,245,000   Miromar Lakes CDD, Capital                         2,374,087
                   Impt Rev, Ser B,
                   7.25%, 05/01/2012
       5,305,000   Florida State Brd of Ed, Pub                       5,716,880
                   Ed, Ser A,
                   5.00%, 06/01/2012
       8,575,000   Tampa, Hillsborough Cnty,                          9,248,738
                   Express Parkway, AMBAC,
                   5.00%, 07/01/2012
       8,060,000   Dade Cnty Sch Dist,                                8,700,286
                   Remarketed, MBIA,
                   5.00%, 08/01/2012
      14,745,000   Florida State Brd of Ed, Ser                      15,963,084
                   A,
                   5.00%, 01/01/2013
       2,900,000   South Bay CDD, Capital Impt                        2,951,939
                   Rev, Ser B-2,
                   5.375%, 05/01/2013
       2,445,000   Sunrise, Util Sys Rev, AMBAC,                      2,716,077
                   5.50%, 10/01/2013
       5,385,000   Parkway Center CDD, Spl Assmt,                     5,594,261
                   Ref, Ser B,
                   5.625%, 05/01/2014
         990,000   Florida State Brd of Ed,                           1,237,648
                   Capital Outlay, Unrefunded
                   Balance,
                   9.125%, 06/01/2014
       2,665,000   Tern Bay CDD, Capital Impt                         2,700,631
                   Rev, Ser B,
                   5.00%, 05/01/2015
       2,735,000   Villages of Westport CDD,                          2,747,034
                   Capital Impt Rev, Ser A,
                   5.125%, 05/01/2015
       6,030,000   Orlando, Waste Wtr Sys Rev,                        6,064,250
                   Ser A, CPI Bd, Mandatory Put

                   10/01/2007,
                   5.139%, 10/01/2015 (a)
       3,415,000   Tampa, Occupational License                        3,734,029
                   Tax, Ref, Ser A, FGIC,
                   5.375%, 10/01/2017
       3,435,000   Florida State, Dept of                             3,675,072
                   Environmental Protection
                   Preservation, Rev, Florida
                   Forever, Ser A, FGIC,
                   5.00%, 07/01/2018
       1,160,000   Tampa, Wtr & Swr Rev, Ref, Ser                     1,256,524
                   A,
                   5.25%, 10/01/2018
       4,695,000   Tampa, Occupational License                        5,151,166
                   Tax, Ref, Ser A, FGIC,
                   5.375%, 10/01/2018
      10,985,000   Orange Cnty, Sales Tax Rev,                       11,704,408
                   Ser A, FGIC,
                   5.125%, 01/01/2021
       2,465,000   Florida State Brd of Ed, Ref                       2,597,321
                   Pub Ed, Ser B, MBIA,
                   5.00%, 06/01/2021
       2,000,000   Sarasota Cnty, Util Sys Rev,                       2,153,620
                   Ref, Ser C, FGIC,
                   5.25%, 10/01/2021
      15,620,000   Orange Cnty, Sales Tax Rev,                       16,642,954
                   Ser A, FGIC,
                   5.125%, 01/01/2022
       2,715,000   Beacon Tradeport CDD,                              2,901,032
                   Industrial Proj, Ser B,
                   7.125%, 05/01/2022
       5,000,000   Westchester CDD No.1, Spl                          5,220,800
                   Assmt,
                   6.00%, 05/01/2023
       4,300,000   Midtown Miami CDD, Spl Assmt                       4,486,362
                   Rev, Ser A,
                   6.00%, 05/01/2024
       6,990,000   Miami Beach, Hlth Facs Auth                        7,844,388
                   Hosp Rev, Ref, Mount Sinai Med
                   Ctr,
                   6.75%, 11/15/2024
       3,000,000   Hillsborough Cnty, Sch Brd,                        3,162,210
                   COP, Ser A, MBIA,
                   5.00%, 07/01/2026
      10,000,000   The Quarry CDD, Spl Assmt, Ser                    10,054,700
                   A-2,
                   5.25%, 05/01/2036
         235,000   Palm Beach Cnty Solid Waste                          256,700
                   Auth, Rev, Ser A, AMBAC,
                   6.00%, 10/01/2009
                   Escrowed to Maturity
         150,000   Florida State Brd of Ed,                             204,198
                   Capital Outlay,
                   9.125%, 06/01/2014
                   Escrowed to Maturity
                                                                    -----------
                                                                    244,184,060
                                                                    -----------
Georgia:                                                                   0.73%
       2,600,000   Georgia State, Ser A,                              2,766,972
                   6.25%, 04/01/2008
       1,770,000   Georgia State, Ser D,                              1,919,016
                   6.70%, 08/01/2008
       1,490,000   Georgia State, Ser C,                              1,669,039
                   6.25%, 08/01/2010
       1,000,000   Georgia State, Ser B,                              1,134,940
                   6.00%, 03/01/2012
      11,000,000   Metropolitan Atlanta Rapid                        11,576,180
                   Transit Auth, Sales Tax Rev,
                   Second Indenture, Ser B, MBIA,

                   5.10%, 07/01/2020
       3,000,000   Municipal Elec Auth,                               3,242,220
                   Unrefunded Balance, Combustion
                   Turbine Proj, Ser A, MBIA,
                   5.25%, 11/01/2021
       1,895,000   Cobb Cnty, Dev Auth, SWDR,                         1,876,088
                   Georgia Waste Mgmt Proj, Ser
                   A,
                   3.10%, 04/01/2033 (a)
                                                                     ----------
                                                                     24,184,455
                                                                     ----------
Guam:                                                                      0.35%
       2,055,000   Guam Government Wtrwrks Auth,                      2,094,538
                   Wtr & Wastewtr Sys Rev,
                   5.00%, 07/01/2010
       1,330,000   Guam Government Wtrwrks Auth,                      1,348,248
                   Wtr & Wastewtr Sys Rev,
                   5.00%, 07/01/2013
       7,765,000   Guam Government, Wtrwrks Auth,                     8,183,456
                   COP,
                   5.18%, 07/01/2015
                                                                     ----------
                                                                     11,626,242
                                                                     ----------
Hawaii:                                                                    1.66%
       2,560,000   Hawaii State, Unrefunded                           2,759,808
                   Balance, Ser CN, FGIC,
                   6.00%, 03/01/2009
       4,015,000   Hawaii State, Ref, Ser DG,                         4,302,996
                   AMBAC,
                   5.00%, 07/01/2011
      10,000,000   Hawaii State, Ref, Ser DG,                        10,773,700
                   AMBAC,
                   5.00%, 07/01/2012
      24,255,000   Hawaii State, Ref, Ser DG,                        26,251,429
                   AMBAC,
                   5.00%, 07/01/2013
       4,055,000   Hawaii State, Unrefunded                           4,415,895
                   Balance, Ser CX, FSA,
                   5.50%, 02/01/2017
       2,540,000   Hawaii State, Ser CX, FSA,                         2,760,624
                   5.50%, 02/01/2021
         105,000   Hawaii State, Ser CN, FGIC,                          113,359
                   6.00%, 03/01/2009
                   Escrowed To Maturity
       2,940,000   Hawaii State, Ser CX, FSA,                         3,248,906
                   5.50%, 02/01/2017
                   Prerefunded 02/01/2012 @ 100
                                                                     ----------
                                                                     54,626,717
                                                                     ----------

Illinois:                                                                  4.38%
         795,000   Chicago, Unrefunded Balance,                         795,000
                   Ser A, AMBAC,
                   4.50%, 01/01/2006
       1,860,000   Chicago, O'Hare Int'l Arpt,                        1,904,063
                   Rev, Unrefunded General Arpt,
                   Second Lien, Ser A, AMBAC,
                   6.00%, 01/01/2007
       3,100,000   Chicago Hsg Auth, Capital                          3,164,170
                   Program Rev,
                   5.00%, 07/01/2007
       2,000,000   McLean Cnty Pub Bldg                               2,135,180
                   Commission,
                   7.25%, 11/01/2007
       3,695,000   Illinois State Unemployment                        3,803,855
                   Insurance Fund, Bldg Recepts
                   Rev, Ser A, FSA,
                   5.00%, 12/15/2007
       1,465,000   Sangamon Cnty Sch Dist No.                         1,495,516
                   186, FGIC,
                   5.55%, 01/01/2008
       6,100,000   Springfield Arpt Auth, Garrett                     6,220,902
                   Aviation Svcs Proj,
                   4.40%, 02/01/2008
       1,675,000   Chicago, O'Hare Int'l Arpt,                        1,784,981
                   Rev, Second Lien-Ser C, MBIA,
                   5.75%, 01/01/2009
       1,180,000   Chicago, Pub Bldg Commission,                      1,234,185
                   Bldg Rev, Chicago Transit
                   Auth, AMBAC,
                   5.00%, 03/01/2009
       6,910,000   Du Page Cnty Wtr Commission,                       7,289,152
                   Ref,
                   5.25%, 03/01/2009
       1,045,000   Illinois State, Ref, First                         1,104,419
                   Ser, FSA,
                   5.25%, 04/01/2009
       2,000,000   Chicago, Transit Auth Capital                      2,098,740
                   Grant Receipts Rev, Federal
                   Transit Administration,
                   Section 5307, Ser B, AMBAC,
                   5.00%, 06/01/2009
       1,150,000   Illinois State, Sales Tax Rev,                     1,161,580
                   Ser U,
                   5.00%, 06/15/2009
       7,000,000   Metropolitan Pier & Exposition                     7,405,790
                   Auth, Dedicated State Tax Rev,
                   McCormick Place, Ser A, MBIA,
                   5.25%, 06/15/2009
       1,890,000   Chicago, O'Hare Int'l Arpt,                        1,993,251
                   Rev, Second Lien-Ser C, MBIA,
                   5.00%, 01/01/2010
       5,000,000   Du Page Cnty Wtr Commission,                       5,341,450
                   Ref,
                   5.25%, 03/01/2010
       4,570,000   Chicago, Transit Auth Capital                      4,889,900
                   Grant Receipts Rev, Federal
                   Transit Administration,
                   Section 5307, Ser A, AMBAC,
                   5.25%, 06/01/2010
       1,710,000   Chicago, Brd of Ed, Lease                          1,917,731
                   Certificates, Ser A, MBIA,
                   6.25%, 01/01/2011
       1,470,000   Illinois State, AMBAC,                             1,571,003
                   5.00%, 04/01/2011

       6,380,000   Illinois State, First Ser,                         6,893,973
                   MBIA,
                   5.25%, 04/01/2011
       5,760,000   Chicago, Ref, Ser A, FSA,                          6,171,725
                   5.00%, 01/01/2012
       3,225,000   Illinois State, Sales Tax Rev,                     3,556,594
                   Ser Q,
                   6.00%, 06/15/2012
       2,475,000   Chicago Pub Bldg Commission,                       2,629,366
                   Rev, Chicago Park Dist, Ser A,
                   FGIC,
                   5.375%, 01/01/2013
       2,000,000   Chicago, Kingsbury Redev Proj,                     2,078,680
                   Ser A,
                   6.57%, 02/15/2013
       3,410,000   St. Clair Cnty, FGIC,                              3,712,774
                   5.625%, 10/01/2013
       4,000,000   Bolingbrook Sales Tax Rev,                         3,589,920
                   5.75%, 01/01/2015
       3,254,000   Pingree Grove, Spl Svc Area                        3,277,657
                   No. 1, Spl Tax, Cambridge
                   Lakes Proj, Ser 05-1,
                   5.25%, 03/01/2015
       1,025,000   Regional Transp Auth, Ref, Ser                     1,168,705
                   B, FGIC,
                   5.50%, 06/01/2017
       5,705,000   Illinois Dev Fin Auth,                             6,320,855
                   Adventist Hlth Sys, Ser B, CPI
                   Bd, MBIA,
                   6.828%, 01/01/2019
                   (a)
       1,005,000   Regional Transp Auth, Ser C,                       1,361,936
                   FGIC,
                   7.75%, 06/01/2020
       3,135,000   Illinois State, Dedicated Tax                      3,731,653
                   Rev, Civic Ctr, AMBAC,
                   6.25%, 12/15/2020
       6,735,000   Du Page Cnty, Jail Proj,                           7,648,535
                   5.60%, 01/01/2021
       1,920,000   Du Page Cnty, Stormwater Proj,                     2,180,429
                   5.60%, 01/01/2021
       4,000,000   Chicago, Pub Bldg Commission,                      4,295,360
                   Bldg Rev, Chicago Transit
                   Auth, AMBAC,
                   5.25%, 03/01/2021
       1,705,000   Illinois State, First Ser,                         1,837,001
                   MBIA,
                   5.25%, 10/01/2021
         165,000   Chicago, SFMR, Ser A, FNMA,                          172,750
                   GNMA,
                   6.35%, 10/01/2030
       1,205,000   Chicago, Ser A, AMBAC,                             1,205,000
                   4.50%, 01/01/2006
                   Escrowed to Maturity
       4,775,000   Chicago, Emergency Telephone                       4,878,713
                   Sys, FGIC,
                   5.50%, 01/01/2007
                   Escrowed to Maturity
       4,250,000   Chicago, O'Hare Int'l Arpt,                        4,356,547
                   Rev, General Arpt, Second
                   Lien, Ser A, AMBAC,
                   6.00%, 01/01/2007
                   Escrowed to Maturity
       1,000,000   Illinois Ed Facs Auth, Rev,                        1,032,600
                   Loyola Univ, Chicago, Ser A,
                   7.00%, 07/01/2007
                   Escrowed to Maturity

         690,000   Cook Cnty, MBIA,                                     713,839
                   7.25%, 11/01/2007
                   Escrowed to Maturity
       2,210,000   Chicago, Ser A, FGIC,                              2,532,815
                   6.75%, 01/01/2035
                   Prerefunded 07/01/2010 @ 101
       2,390,000   Illinois State, First Ser,                         2,633,780
                   MBIA,
                   5.75%, 12/01/2013
                   Prerefunded 12/01/2010 @ 100
       1,780,000   Chicago, Park Dist, Harbor                         1,964,266
                   Facs Rev,
                   5.875%, 01/01/2013
                   Prerefunded 01/01/2011 @ 100
       1,920,000   Chicago, Park Dist, Harbor                         2,118,758
                   Facs Rev,
                   5.875%, 01/01/2014
                   Prerefunded 01/01/2011 @ 100
       2,035,000   Chicago, Park Dist, Harbor                         2,245,663
                   Facs Rev,
                   5.875%, 01/01/2015
                   Prerefunded 01/01/2011 @ 100
       2,310,000   University of Illinois, COP,                       2,540,954
                   Util Infra Projs, Ser A,
                   AMBAC,
                   5.50%, 08/15/2018
                   Prerefunded 08/15/2011 @ 100
                                                                    -----------
                                                                    144,161,716
                                                                    -----------
Indiana:                                                                   1.17%
       3,285,000   Indiana Hlth Fac Fin Auth Rev,                     3,350,109
                   Ascension Hlth Sub Credit, Ser
                   A,
                   5.00%, 05/01/2007
       2,000,000   Indiana Bd Bank, Rev, Ser B,                       2,066,700
                   5.00%, 02/01/2008
       1,000,000   Ivy Tech State College,                            1,038,360
                   Student Fee, Ser G, AMBAC,
                   5.00%, 07/01/2008
       2,275,000   Indianapolis, Gas Util Rev,                        2,402,741
                   Ref Distribution Sys, Ser A,
                   AMBAC,
                   5.75%, 08/15/2008
       2,750,000   Indianapolis, Res Recov Rev,                       2,941,345
                   Ogden Martin Sys, Inc., Proj,
                   AMBAC,
                   6.75%, 12/01/2008
       1,370,000   Indiana State Transp Fin Auth,                     1,486,861
                   Arpt Facs Lease Rev, Ser A,
                   AMBAC,
                   6.00%, 11/01/2009
       1,020,000   Indianapolis Local Pub Impt Bd                     1,041,665
                   Bank, Ser B,
                   5.00%, 02/01/2010
       5,325,000   Indianapolis Local Pub Impt Bd                     5,888,278
                   Bank, Ser B,
                   6.00%, 01/10/2013
       1,705,000   Dyer Redev Auth, Eco Dev                           1,915,516
                   Lease,
                   6.875%, 07/15/2014
       1,575,000   Allen Cnty, Juvenile Justice                       1,724,468
                   Ctr, First Mortgage Rev,
                   AMBAC,
                   5.50%, 01/01/2018
       2,720,000   Dyer Redev Auth, Eco Dev                           3,026,680
                   Lease,
                   6.55%, 07/15/2020

      10,555,000   Indianapolis, Local Pub Impt                      11,554,770
                   Bd Bank, Wtrwrks Proj, Ser A,
                   MBIA,
                   5.25%, 07/01/2033
                   Prerefunded 07/01/2012 @ 100
                                                                    -----------
                                                                     38,437,493
                                                                    -----------
Kansas:                                                                    0.13%
       1,565,000   Wyandotte Cnty, Kansas City,                       1,600,823
                   Unified Government, Spl Oblig
                   Rev, Ref, Sales Tax, 2nd Lien
                   Area, Ser B,
                   4.75%, 12/01/2016
         475,000   Sedgwick & Shawnee Counties,                         493,715
                   Single-Family Rev, GNMA
                   Mortgage-Backed Securities
                   Program, Ser A-1, AMT,
                   6.50%, 12/01/2022 (a)
       2,175,000   Munimae Trust, Certificate                         2,180,742
                   Class A-5, FHLMC,
                   4.80%, 07/14/2026
                                                                    -----------
                                                                      4,275,280
                                                                    -----------
Kentucky:                                                                  0.79%
      20,125,000   Logan/Todd Regional Wtr                           20,250,580
                   Commission, Rev Ref,
                   4.00%, 02/01/2007
       1,240,000   Kentucky Eco Dev Fin Auth,                         1,300,748
                   Rev, Catholic Hlth
                   Initiatives, Ser A,
                   5.375%, 12/01/2011
       4,000,000   Kentucky State Property & Bldg                     4,633,560
                   Commission, Proj No. 76,
                   AMBAC, Ref,
                   5.50%, 08/01/2020
                                                                    -----------
                                                                     26,184,888
                                                                    -----------
Louisiana:                                                                 0.37%
       2,000,000   Louisiana State Office Facs                        2,133,880
                   Corp., Lease Rev, Capitol
                   Complex Program, Ser A, MBIA,
                   5.50%, 03/01/2011
       5,845,000   New Orleans, Ref, MBIA,                            6,298,631
                   5.25%, 12/01/2020
       2,000,000   Terrebonne Parish, Wtrwrks                         2,153,100
                   Dist No. 001, Wtr Rev, Ser A,
                   AMBAC,
                   5.25%, 11/01/2023
         515,000   Jefferson Parish, Home                               526,366
                   Mortgage Rev, FNMA & GNMA
                   Mortgage-Backed Securities,
                   Ser C-1, AMT,
                   5.40%, 12/01/2024
         900,000   Louisiana Local Government                           950,184
                   Environmental Facs & Cmnty Dev
                   Auth, Rev, Air Cargo,
                   6.65%, 01/01/2025
                                                                    -----------
                                                                     12,062,161
                                                                    -----------
Maryland:                                                                  3.38%
      18,950,000   Tax Exempt Mun Infra Impt                         18,870,031
                   Trust, Certificates Ser 2004A,
                   Class A,
                   3.80%, 05/01/2008 (b)
       5,647,000   Tax Exempt Mun Infra Impt                          5,517,232
                   Trust, Certificates Ser 2004C,

                   Class A,
                   4.05%, 11/01/2008 (b)
      15,425,000   Maryland State, Ref,                              16,391,993
                   5.00%, 02/01/2010
      11,360,000   Maryland State, State & Local                     12,227,450
                   Facs Loan, First Ser,
                   5.00%, 08/01/2011
      50,285,000   Maryland State, Ref State &                       55,058,052
                   Local Facs Loan-1st, Ser B,
                   5.25%, 02/15/2012
       2,965,000   Montgomery Cnty, Pub Impt, Ser                     3,220,168
                   A,
                   5.00%, 02/01/2016
                                                                    ------------
                                                                    111,284,926
                                                                    ------------
Massachusetts:                                                             7.22%
       1,000,000   Massachusetts State Hlth & Ed                      1,020,800
                   Facs Auth, Rev, New England
                   Med Ctr Hosp, Ser H, FGIC,
                   5.00%, 05/15/2007
       1,000,000   Massachusetts State Hlth & Ed                      1,037,120
                   Facs Auth, Rev, New England
                   Med Ctr Hosp, Ser H, FGIC,
                   5.00%, 05/15/2008
       1,095,000   Haverhill, FGIC,                                   1,146,947
                   6.00%, 06/15/2008
       6,440,000   Massachusetts State,                               6,764,962
                   Consolidated Loan, Ser C,
                   5.25%, 12/01/2008
       4,685,000   Massachusetts State, Ref, Ser                      4,927,964
                   A,
                   5.25%, 01/01/2009
       3,890,000   Massachusetts State,                               4,119,160
                   Consolidated Loan, Ser E,
                   5.50%, 01/01/2009
       1,920,000   Massachusetts Bay Transp Auth,                     2,042,554
                   Ser C, FGIC,
                   5.50%, 03/01/2009
       1,780,000   Massachusetts Port Auth, Rev,                      1,882,759
                   Ser B, FSA,
                   5.50%, 07/01/2009
      14,010,000   Massachusetts State, Ref, Ser                     15,050,102
                   A,
                   5.50%, 01/01/2010
       2,200,000   Massachusetts Wtr Poll                             2,356,090
                   Abatement Trust, Pool Program
                   Bds, Ser 7,
                   5.25%, 02/01/2010
      30,570,000   Massachusetts State, Ser A,                       32,943,149
                   MBIA,
                   5.50%, 02/01/2010
       6,225,000   Massachusetts State,                               6,810,710
                   Consolidated Loan, Ser A,
                   6.00%, 02/01/2010
       2,225,000   Massachusetts Bay Transp Auth,                     2,416,039
                   Ser A,
                   5.75%, 03/01/2010
       9,440,000   Massachusetts Bay Transp Auth,                    10,730,448
                   Ref, Ser A, MBIA,
                   7.00%, 03/01/2010
       1,255,000   Massachusetts State, Ser A,                        1,364,787
                   5.50%, 01/01/2011
       5,555,000   Massachusetts State, Ref, Ser                      6,061,672
                   A, MBIA,
                   5.50%, 02/01/2011
       2,355,000   Massachusetts Bay Transp Auth,                     2,523,924
                   Sales Tax Rev, Ref, Senior Ser
                   B,
                   5.00%, 07/01/2011

       1,945,000   Massachusetts State,                               2,134,540
                   Consolidated Loan, Ser C,
                   5.50%, 12/01/2011
       3,780,000   Massachusetts Bay Transp Auth,                     4,066,146
                   Ser A,
                   5.50%, 03/01/2012
       9,485,000   Massachusetts State,                              10,186,890
                   Consolidated Loan, Ser A,
                   5.00%, 08/01/2012
      17,365,000   Massachusetts State,                              18,650,010
                   Consolidated Loan, Ser B,
                   5.00%, 08/01/2012
      12,365,000   Massachusetts State,                              13,801,813
                   Consolidated Loan, Ser C,
                   FGIC,
                   5.50%, 11/01/2013
          55,000   Massachusetts Wtr Poll                                61,298
                   Abatement Trust, Ser B,
                   5.25%, 08/01/2014
      23,450,000   Massachusetts State,                              26,338,336
                   Consolidated Loan, Ser C,
                   FGIC,
                   5.50%, 11/01/2014
       3,460,000   Massachusetts Wtr Poll                             3,654,487
                   Abatement Trust, New Bedford
                   Program, Ser A,
                   5.125%, 02/01/2016
      18,620,000   University of Massachusetts,                      20,040,706
                   Bldg Auth, Rev, Ref, Senior
                   Ser 2, AMBAC,
                   5.00%, 11/01/2018
       2,820,000   Massachusetts Hlth & Ed Facs                       3,503,512
                   Auth, Rev, Harvard Univ, Ser
                   N,
                   6.25%, 04/01/2020
       2,785,000   Massachusetts State,                               2,941,294
                   Consolidated Loan, Ser C,
                   5.25%, 08/01/2011
                   Prerefunded 08/01/2008 @ 101
       1,145,000   Route 3 North Transport Impt                       1,236,543
                   Associates, Lease Rev, MBIA,
                   5.375%, 06/15/2022
                   Prerefunded 06/15/2010 @ 100
       3,480,000   Massachusetts State,                               3,794,383
                   Consolidated Loan, Ser B,
                   5.70%, 06/01/2019
                   Prerefunded 06/01/2010 @ 100
       3,210,000   Massachusetts State,                               3,512,414
                   Consolidated Loan, Ser C,
                   5.75%, 10/01/2014
                   Prerefunded 10/01/2010 @ 100
      11,870,000   Massachusetts State,                              12,915,628
                   Consolidated Loan, Ser C,
                   5.375%, 12/01/2018
                   Prerefunded 12/01/2011 @ 100
       3,600,000   Massachusetts Bay Transp Auth,                     3,908,448
                   Sales Tax Rev, Ser A,
                   5.25%, 07/01/2020
                   Prerefunded 07/01/2012 @ 100
       2,465,000   Massachusetts State,                               2,696,340
                   Consolidated Loan, Ser D, MBIA
                   5.375%, 08/01/2022
                   Prerefunded 08/01/2012 @ 100

         110,000   Massachusetts State,                                 120,324
                   Consolidated Loan, Ser D,
                   5.375%, 08/01/2022
                   Prerefunded 08/01/2012 @ 100
         950,000   Massachusetts State, Wtr Poll                      1,052,885
                   Abatement, Ser B,
                   5.25%, 08/01/2014
                   Escrowed to Maturity
                                                                   ------------
                                                                    237,815,184
                                                                   ------------
Michigan:                                                                  2.48%
       2,000,000   Walled Lake Consolidated Sch                       2,069,460
                   Dist, MBIA,
                   6.00%, 05/01/2007
       1,000,000   Michigan State Comprehensive                       1,022,540
                   Transp Rev, Ser B, FSA,
                   5.00%, 05/15/2007
       1,000,000   Berkley City Sch Dist, FGIC,                       1,070,660
                   7.00%, 01/01/2008
       1,925,000   Wayne Cnty Cmnty College,                          2,003,039
                   Cmnty College Impt, FGIC,
                   5.00%, 07/01/2008
       4,280,000   Midland Cnty, Eco Dev Corp.,                       4,192,517
                   PCR, Ser A, AMT,
                   6.875%, 07/23/2009
       9,065,000   Michigan Pub Pwr Agy, Rev,                         9,668,185
                   Ref, Belle River Proj, Ser A,
                   MBIA,
                   5.25%, 01/01/2010
       1,065,000   Detroit City Sch Dist, Ser A,                      1,192,065
                   AMBAC,
                   6.50%, 05/01/2010
       2,510,000   Detroit, Sewage Disposal Rev,                      2,770,764
                   Ser B, MBIA,
                   6.00%, 07/01/2010
       5,215,000   Michigan Mun Bd Auth, Rev,                         5,615,616
                   Ref, Sch Loan, Ser A,
                   5.25%, 12/01/2010
       5,000,000   Michigan State, Trunk Line                         5,357,700
                   Fund, Ref, Ser B, FSA,
                   5.00%, 09/01/2011
       2,100,000   Grand Rapids, Wtr Supply Sys                       2,307,501
                   Rev, FGIC,
                   5.75%, 01/01/2012
       2,000,000   Walled Lake Consolidated Sch                       2,183,980
                   Dist, Q-SBLF,
                   5.75%, 05/01/2013
       3,515,000   Lansing Cmnty College, FGIC,                       3,897,819
                   5.50%, 05/01/2016
       4,465,000   Dickinson Cnty Eco Dev Corp.,                      4,698,832
                   Environmental Impt Rev, Int'l
                   Paper Co. Proj, Ser A,
                   5.75%, 06/01/2016
       3,460,000   Michigan Mun Bd Auth, Rev,                         3,753,443
                   Drinking Wtr Revolving Fund,
                   5.25%, 10/01/2018
       4,745,000   Michigan State, COP, New Ctr                       5,179,879
                   Dev, Inc., MBIA,
                   5.375%, 09/01/2019
       4,500,000   Michigan Mun Bd Auth, Rev,                         4,884,435
                   Clean Wtr State Revolving
                   Fund,
                   5.25%, 10/01/2019
       4,325,000   Michigan Mun Bd Auth, Rev,                         4,734,448
                   Clean Wtr State Revolving
                   Fund,
                   5.375%, 10/01/2021
       1,270,000   Michigan Mun Bd Auth, Rev,                         1,381,887
                   Clean Wtr Revolving Fund,

                   5.625%, 10/01/2011
                   Prerefunded 10/01/2009 @ 101
       3,745,000   Michigan Mun Bd Auth, Rev,                         4,091,263
                   Clean Wtr Revolving Fund,
                   5.75%, 10/01/2014
                   Prerefunded 10/01/2009 @ 101
       3,475,000   Detroit, Wtr Supply Sys Rev,                       3,818,191
                   Senior Lien, Ser A, FGIC,
                   5.875%, 07/01/2022
                   Prerefunded 01/01/2010 @ 101
       3,055,000   Detroit, Sewage Disposal Rev,                      3,358,850
                   Ser A,
                   6.00%, 07/01/2029
                   Prerefunded 01/01/2010 @ 101
       1,110,000   Michigan State Trunk Line, Ser                     1,213,729
                   A, FSA,
                   5.50%, 11/01/2018
                   Prerefunded 11/01/2011 @ 100
       1,080,000   Detroit City Sch Dist, Sch                         1,169,284
                   Bldg & Site Impt, Ser A, FGIC,
                   Q-SBLF,
                   5.00%, 05/01/2032
                   Prerefunded 05/01/2013 @ 100
                                                                   ------------
                                                                     81,636,087
                                                                   ------------
Minnesota:                                                                 0.56%
       1,895,000   Minneapolis, Healthcare Sys                        1,901,329
                   Rev, Fairview Hlth Svcs, Ser
                   B, MBIA,
                   4.50%, 05/15/2006
       1,490,000   Minnesota State,                                   1,590,784
                   5.00%, 08/01/2010
       5,045,000   Minnesota Pub Facs Auth, Wtr                       5,406,272
                   PCR, Ref, Ser D,
                   5.00%, 03/01/2011
       2,395,000   Minnesota State, Mun Pwr Agy,                      2,475,017
                   Elec Rev,
                   4.50%, 10/01/2012
       2,770,000   Saint Paul, Hsg & Redev Auth,                      2,818,724
                   Hosp Rev, Healtheast Proj,
                   5.15%, 11/15/2020
       1,750,000   Saint Paul, Hsg & Redev Auth,                      1,857,923
                   Hosp Rev, Healtheast Proj,
                   5.75%, 11/15/2021
       2,395,000   Minnesota State Hsg Fin Agy,                       2,363,841
                   Residential Hsg, Ser L-2,
                   2.35%, 01/01/2031
                                                                   ------------
                                                                     18,413,890
                                                                   ------------
Missouri:                                                                  0.31%
       2,000,000   Missouri State Regional                            2,111,300
                   Convention & Sports Complex
                   Auth, Ref, Convention & Sports
                   Fac Proj, Ser A-1, AMBAC,
                   5.00%, 08/15/2009
       1,955,000   Jackson Cnty, Pub Bldg  Corp.,                     2,039,104
                   Leasehold Rev, Capital Impts
                   Proj,
                   5.00%, 12/01/2025
         510,000   Missouri State Hsg Dev                               526,641
                   Commission, FNMA & GNMA
                   Mortgage Rev, Single-Family,
                   Ser B-2, AMT,
                   6.40%, 09/01/2029
       3,550,000   Saint Louis, Arpt Rev, Arpt                        3,920,017
                   Dev Program, Ser A, MBIA,
                   5.625%, 07/01/2018
                   Prerefunded 07/01/2011 @ 100

       1,345,000   Saint Louis, Arpt Rev, Arpt                        1,485,189
                   Dev Program, Ser A, MBIA,
                   5.625%, 07/01/2019
                   Prerefunded 07/01/2011 @ 100
                                                                     ----------
                                                                     10,082,251
                                                                     ----------
Nebraska:                                                                  0.35%
      10,755,000   Nebraska Pub Pwr Dist, Rev,                       11,467,304
                   General Ser B, MBIA,
                   5.00%, 01/01/2011
                                                                     ----------
                                                                     11,467,304
                                                                     ----------
Nevada:                                                                    1.21%
       1,020,000   Las Vegas Spl Impt Dist No.                        1,044,317
                   808, Summerlin Area, Local
                   Impt Bds,
                   5.50%, 06/01/2007
         845,000   Clark Cnty, Impt Dist,                               843,834
                   Summerlin, No. 151,
                   3.50%, 08/01/2007
       5,775,000   Washoe Cnty Sch Dist, Ref,                         5,924,977
                   FSA,
                   5.00%, 08/01/2007
       1,650,000   North Las Vegas Local Impt,                        1,676,845
                   Dist No. 60, Aliante,
                   4.25%, 12/01/2007
       1,655,000   Las Vegas Spl Impt Dist No.                        1,659,816
                   607, Local Impt Bds,
                   4.30%, 06/01/2008
       1,900,000   North Las Vegas Local Impt                         1,964,600
                   Dist No. 60, Aliante,
                   4.65%, 12/01/2008
       2,285,000   Henderson Local Impt Dists No.                     2,292,906
                   T-14,
                   4.35%, 03/01/2009
         470,000   Clark Cnty, Impt Dist,                               467,053
                   Summerlin, No. 151,
                   3.95%, 08/01/2009
         990,000   North Las Vegas Local Impt                         1,025,531
                   Dist No. 60, Aliante,
                   5.00%, 12/01/2009
       3,485,000   Clark Cnty Spl Impt Dist No.                       3,497,372
                   142,
                   5.00%, 08/01/2010
       2,055,000   Las Vegas Spl Impt Dist No.                        2,090,510
                   607, Local Impt Bds,
                   5.15%, 06/01/2011
       1,605,000   Clark Cnty Spl Impt Dist No.                       1,624,083
                   142,
                   5.30%, 08/01/2011
         180,000   Clark Cnty, Impt Dist,                               178,576
                   Summerlin, No. 151,
                   4.40%, 08/01/2012
       1,000,000   Henderson Local Impt Dists No.                     1,001,050
                   T-16,
                   4.75%, 03/01/2013
       8,800,000   Clark Cnty Sch Dist, Ser C,                        9,674,280
                   FSA,
                   5.25%, 06/15/2013
       1,760,000   Clark Cnty, Ser A, AMBAC,                          2,134,493
                   6.50%, 06/01/2017

       1,160,000   Clark Cnty, PCR, Southern                          1,128,344
                   California, Ser C,
                   3.25%, 06/01/2031 (a)
       1,555,000   Washoe Cnty Sch Dist, FGIC,                        1,636,109
                   5.25%, 06/01/2014
                   Prerefunded 12/01/2008 @ 100
                                                                     ----------
                                                                     39,864,696
                                                                     ----------
New Hampshire:                                                             0.44%
       2,910,000   Manchester Hsg & Redev Auth,                       3,176,556
                   Rev, Ser A, ACA,
                   6.75%, 01/01/2013
       2,235,000   Manchester Hsg & Redev Auth,                       2,438,877
                   Rev, Ser A, ACA,
                   6.75%, 01/01/2014
       1,000,000   Manchester Hsg & Redev Auth,                       1,090,450
                   Rev, Ser A, ACA,
                   6.75%, 01/01/2015
       7,090,000   New Hampshire Hlth & Ed Facs                       7,730,723
                   Fin Auth, Univ Sys of AMBAC,
                   5.375%, 07/01/2020
                                                                     ----------
                                                                     14,436,606
                                                                     ----------
New Jersey:                                                                7.24%
       9,135,000   New Jersey State COP,                              9,339,167
                   Equipment Lease Purchase, Ser
                   A,
                   5.00%, 06/15/2007 (c)
       2,620,000   Jersey City, Ser A,                                2,737,979
                   6.00%, 10/01/2007
       1,000,000   New Jersey Environmental Infra                     1,034,630
                   Trust, WasteWtr Treatment,
                   AMBAC,
                   5.00%, 03/01/2008
      11,960,000   New Jersey State Transp Trust                     12,567,927
                   Fund Auth, Ser C, AMBAC,
                   5.25%, 12/15/2008
       1,210,000   New Jersey State Turnpike                          1,284,112
                   Auth, Rev, Ser A, MBIA,
                   5.50%, 01/01/2009
       3,655,000   New Jersey Eco Dev Auth, Rev,                      3,821,705
                   Cigarette Tax, FGIC,
                   5.00%, 06/15/2009
       2,430,000   New Jersey Eco Dev Auth, Rev,                      2,540,832
                   Cigarette Tax, FSA,
                   5.00%, 06/15/2009
       3,055,000   New Jersey Eco Dev Auth, Rev,                      3,214,593
                   Sch Facs Constr, Ser C, MBIA,
                   5.00%, 06/15/2009
       3,790,000   New Jersey Eco Dev Auth,                           3,990,453
                   Market Transition Facs Rev,
                   Senior Lien Ser A, MBIA,
                   5.00%, 07/01/2009
       2,300,000   New Jersey State Turnpike                          2,499,134
                   Auth, Rev, Unrefunded Balance,
                   Ser A, MBIA,
                   5.75%, 01/01/2010
       1,110,000   New Jersey State,                                  1,194,860
                   5.50%, 02/01/2010
      12,500,000   New Jersey Eco Dev Auth, Rev,                     13,191,500
                   Cigarette Tax, FGIC,
                   5.00%, 06/15/2010
       3,585,000   New Jersey Eco Dev Auth, Rev,                      3,783,322
                   Cigarette Tax, FSA,
                   5.00%, 06/15/2010

       6,090,000   New Jersey State, Transp Trust                     6,621,170
                   Fund Auth, Transp Sys, Ser C,
                   FSA,
                   5.50%, 12/15/2010
      14,175,000   New Jersey State Turnpike                         15,784,288
                   Auth, Rev, Unrefunded Balance,
                   Ser A, MBIA,
                   6.00%, 01/01/2011
       4,530,000   New Jersey Eco Dev Auth, Rev,                      4,801,845
                   Cigarette Tax, FGIC,
                   5.00%, 06/15/2011
      11,705,000   New Jersey Eco Dev Auth,                          12,514,518
                   Market Transition Fac Rev,
                   Senior Lien Ser A, MBIA,
                   5.00%, 07/01/2011
       6,000,000   New Jersey State, Ref, Ser N,                      6,510,960
                   AMBAC,
                   5.25%, 07/15/2011
       5,000,000   New Jersey State, MBIA-IBC,                        5,488,850
                   5.50%, 08/01/2011
       7,240,000   New Jersey State Transp Trust                      7,853,880
                   Fund Auth, Transp Sys, Ser A,
                   MBIA,
                   5.25%, 12/15/2011
       6,550,000   New Jersey State Transp Trust                      7,192,162
                   Fund Auth, Transp Sys, Ser C,
                   FSA,
                   5.50%, 12/15/2011
      10,000,000   New Jersey State Transp Trust                     10,922,200
                   Fund Auth, Transp Sys, Ser A,
                   MBIA,
                   5.25%, 12/15/2012
       5,000,000   New Jersey State Transp Trust                      5,612,800
                   Fund Auth, Transp Sys, Ser C,
                   FSA,
                   5.75%, 12/15/2012
      20,445,000   New Jersey Eco Dev Auth, Rev                      22,102,885
                   Sch Facs Constr, Ser G, MBIA,
                   5.00%, 09/01/2013
      17,770,000   New Jersey State Transp Trust                     19,496,711
                   Fund Auth, Transp Sys, Ser A,
                   MBIA,
                   5.25%, 12/15/2013
       5,000,000   New Jersey State Transp Trust                      5,485,850
                   Fund Auth, Transp Sys, Ser B,
                   MBIA,
                   5.25%, 12/15/2013
       6,190,000   New Jersey State Transp Trust                      6,791,482
                   Fund Auth, Transp Sys, Ser B,
                   MBIA,
                   5.25%, 12/15/2013
       7,070,000   New Jersey State Transp Trust                      7,851,518
                   Fund Auth, Transp Sys, Ser A,
                   AMBAC,
                   5.50%, 12/15/2013
       2,325,000   Garden State Preservation                          2,674,261
                   Trust, Open Space & Farmland,
                   Ser 05A, FSA,
                   5.80%, 11/01/2017
         730,000   New Jersey Healthcare Facs                           740,636
                   Fin Auth, Rev, Jersey City Med
                   Ctr, AMBAC, FHA,
                   4.80%, 08/01/2021
       5,540,000   New Jersey Eco Dev Auth, Rev,                      6,043,254
                   Sch Facs Constr, Ser I, FGIC,
                   5.00%, 09/01/2021

       3,000,000   New Jersey State Transp Trust                      3,231,210
                   Fund Auth, Transp Sys, Ser B,
                   MBIA,
                   5.00%, 12/15/2021
      11,095,000   New Jersey State Turnpike                         10,942,998
                   Auth, Rev, Ser A, AMBAC,
                   3.15%, 01/01/2035
         245,000   New Jersey Eco Dev Auth, Rev,                        258,044
                   Prerefunded, Sch Facs Constr,
                   Ser C, MBIA,
                   5.00%, 06/15/2009
                   Escrowed to Maturity
       4,275,000   New Jersey Eco Dev Auth, Rev,                      4,616,402
                   Sch Facs Constr, Ser C, MBIA,
                   5.00%, 06/15/2015
                   Prerefunded 06/15/2012 @ 100
       3,275,000   New Jersey State Transp Trust                      3,659,976
                   Fund Auth, Transp Sys, Ser C,
                   5.50%, 06/15/2021
                   Prerefunded 06/15/2013 @ 100
                                                                    -----------
                                                                    238,398,114
                                                                    -----------
New Mexico:                                                                0.04%
       1,185,000   New Mexico State Hwy                               1,244,143
                   Commission Rev, Sub Lien-Tax,
                   Ser B, AMBAC,
                   5.00%, 06/15/2009
                   Escrowed to Maturity
                                                                    -----------
                                                                      1,244,143
                                                                    -----------
New York:                                                                 10.30%
       3,660,000   New York City, Ser I,                              3,690,085
                   6.25%, 04/15/2006
       1,000,000   New York State Dorm Auth,                          1,011,530
                   State Univ, Ser A,
                   6.50%, 05/15/2006
      19,640,000   Long Island Pwr Auth, Elec Sys                    19,766,874
                   Rev, Ser B,
                   5.00%, 06/01/2006
       7,000,000   Long Island Pwr Auth, Elec Sys                     7,156,100
                   Rev, Series A,
                   5.00%, 06/01/2007
       1,000,000   New York State Dorm Auth, City                     1,036,050
                   Univ, Ser A,
                   5.75%, 07/01/2007
       7,515,000   New York State Twy Auth, Svc                       7,768,406
                   Contract Rev, Local Hwy &
                   Brdg, Ser A,
                   5.00%, 03/15/2008
       4,540,000   New York State Twy Auth, Hwy &                     4,707,027
                   Brdg Trust Fund, Second
                   General Ser B, FSA,
                   5.00%, 04/01/2008
       6,115,000   Long Island Pwr Auth, Elec Sys                     6,313,248
                   Rev, Ser A,
                   5.00%, 06/01/2008
       7,185,000   Tobacco Settlement Fin Corp.,                      7,429,649
                   New York, Tobacco Asset-Backed
                   Bds, Ser A-1,
                   5.00%, 06/01/2008
       2,095,000   New York City, Ser D, FGIC,                        2,229,080
                   6.00%, 08/01/2008
       3,820,000   New York State Dorm Auth, Sch                      4,036,097
                   Dist Rev Fin, Ser E, MBIA,
                   5.50%, 10/01/2008

      20,570,000   New York City Transitional Fin                    21,487,011
                   Auth, Future Tax Secured,
                   SubSer D-1,
                   5.00%, 11/01/2008
       6,650,000   New York State Twy Auth, Hwy &                     6,990,081
                   Brdg Trust Fund, Second
                   General Ser B, FSA,
                   5.00%, 04/01/2009
      14,045,000   New York State Twy Auth, Hwy &                    14,785,312
                   Brdg Trust Fund, Ser A, MBIA,
                   5.00%, 04/01/2009
       3,945,000   New York City, Ser D,                              4,132,545
                   5.00%, 08/01/2009
       3,735,000   New York City, Ser D,                              3,912,562
                   5.00%, 08/01/2009
       8,500,000   New York City, Ser B,                              8,974,725
                   5.25%, 08/01/2009
       3,775,000   New York City Transitional Fin                     3,995,422
                   Auth, Future Tax Secured, Ser
                   E,
                   5.00%, 02/01/2010
       7,890,000   New York City Transitional Fin                     8,354,721
                   Auth, Future Tax, Ser C,
                   5.00%, 02/15/2010
       2,160,000   New York State Dorm Auth, Rev,                     2,271,996
                   Mental Hlth Facs  Impt, Ser B,
                   5.00%, 02/15/2010
       7,635,000   New York State Twy Auth, Hwy &                     8,116,158
                   Brdg Trust Fund, Second
                   General Ser B, FSA,
                   5.00%, 04/01/2010
       2,030,000   New York State Twy Auth, Hwy &                     2,176,972
                   Brdg Trust Fund, Ref, Ser C,
                   MBIA,
                   5.25%, 04/01/2010
      14,095,000   New York City, Ser B,                             14,877,131
                   5.00%, 08/01/2010
       4,520,000   New York City, Ser I,                              4,770,815
                   5.00%, 08/01/2010
      11,270,000   Tobacco Settlement Fin Corp.,                     11,351,482
                   Tobacco Asset-Backed Bds, Ser
                   A-1,
                   5.00%, 06/01/2011
       4,900,000   New York City Transitional Fin                     5,240,893
                   Auth, Future Tax Secured, Ser
                   B,
                   5.00%, 08/01/2011
       7,360,000   New York City, Ref, Ser G,                         7,807,193
                   5.00%, 08/01/2011
       3,330,000   New York City, Ser H,                              3,532,331
                   5.00%, 08/01/2011
       8,650,000   Tobacco Settlement Fin Corp.,                      8,720,065
                   Tobacco Asset-Backed Bds, Ser
                   A-1,
                   5.25%, 06/01/2012
      20,740,000   New York City, Ser G,                             22,087,893
                   5.00%, 08/01/2012
       2,085,000   New York State Dorm Auth,                          2,191,064
                   Mental Hlth Facs Impt Proj,
                   Ser 1, FSA,
                   5.125%, 01/15/2013
       1,195,000   New York State Dorm Auth,                          1,257,009
                   Unrefunded, Mental Hlth Svc
                   Facs, Ser D, MBIA,
                   5.25%, 02/15/2013
         140,000   New York City, Ser I,                                142,744
                   5.875%, 03/15/2013

       1,280,000   New York State Dorm Auth, City                     1,408,666
                   Univ, Ser A,
                   5.75%, 07/01/2013
      27,760,000   New York State Twy Auth, Hwy &                    30,218,981
                   Brdg Trust Fund, Second
                   General Ser B, FSA,
                   5.00%, 04/01/2014
      16,495,000   Tobacco Settlement Fin Corp.,                     17,501,360
                   New York, Tobacco Asset-Backed
                   Settlement, Ser C-1,
                   5.50%, 06/01/2014
       7,790,000   New York State Twy Auth, State                     8,371,523
                   Personal Income Tax Rev, Ser
                   A, FSA,
                   5.00%, 03/15/2018
       2,865,000   New York State Dorm Auth, NY                       3,417,716
                   Univ, Ser A, MBIA,
                   6.00%, 07/01/2018
       2,360,000   New York City Transitional Fin                     2,541,602
                   Auth, Future Tax Secured, Ser
                   D, MBIA,
                   5.25%, 02/01/2020
      19,835,000   Triborough Brdg & Tunnel Auth,                    20,977,298
                   Toll Rev, Ser B,
                   5.00%, 11/15/2020
       2,760,000   New York City Transitional Fin                     2,965,344
                   Auth, Future Tax Secured, Ser
                   E, MBIA,
                   5.25%, 02/01/2021
       4,700,000   New York State Twy Auth, Hwy &                     4,947,314
                   Brdg Trust Fund, Ser A, MBIA,
                   5.00%, 04/01/2021
       4,685,000   New York City Transitional Fin                     5,030,566
                   Auth, Future Tax Secured, Ser
                   E, MBIA,
                   5.25%, 02/01/2022
       2,975,000   New York State Urban Dev                           3,092,869
                   Corp., Correctional & Youth
                   Facs, Svc Contract Rev, Ser A,
                   5.00%, 01/01/2027
       1,140,000   New York City Transitional Fin                     1,220,461
                   Auth, Future Tax Secured, Ser
                   B,
                   5.25%, 02/01/2029 (a)
       2,030,000   MTA, Commuter Facs Rev, Ser                        2,111,992
                   C-2, FGIC,
                   6.00%, 07/01/2007
                   Escrowed to Maturity
       2,815,000   MTA, Dedicated Tax Fund, Ser                       3,094,895
                   A, FGIC,
                   5.00%, 04/01/2023
                   Prerefunded 10/01/2015 @ 100
                                                                    -----------
                                                                    339,220,858
                                                                    -----------
North Carolina:                                                            3.39%
       2,105,000   North Carolina Eastern Mun Pwr                     2,252,476
                   Agy, Pwr Sys Rev, Ser B, ACA,
                   6.125%, 01/01/2009
       3,810,000   North Carolina Eastern Mun Pwr                     4,055,821
                   Agy, Pwr Sys Rev, Ser B,
                   6.125%, 01/01/2009
       2,000,000   Charlotte, Ser B,                                  2,072,500
                   4.50%, 02/01/2009
       1,660,000   Charlotte, Ref,                                    1,744,245
                   5.00%, 02/01/2009

       5,000,000   Charlotte, COP, Equipment                          5,234,200
                   Acquisition Proj, Ser B,
                   5.00%, 03/01/2009
      26,245,000   North Carolina State, Ref,                        27,879,276
                   5.00%, 03/01/2010
       2,765,000   North Carolina Eastern Mun Pwr                     2,934,025
                   Agy, Pwr Sys Rev, Ref, Ser C,
                   5.25%, 01/01/2011
       3,595,000   North Carolina Eastern Mun Pwr                     3,855,170
                   Agy, Pwr Sys Rev, Ref, Ser A,
                   5.50%, 01/01/2011
      18,510,000   North Carolina State, Pub                         20,287,330
                   Impt, Ser A,
                   5.50%, 03/01/2011
      10,000,000   North Carolina Mun Pwr Agy No.                    10,780,800
                   1, Catawba Elec Rev, Ser A,
                   5.50%, 01/01/2012
       3,660,000   North Carolina Mun Pwr Agy No.                     3,968,611
                   1, Catawba Elec Rev, Ser A,
                   5.50%, 01/01/2013
       4,295,000   North Carolina Infra Fin                           4,625,672
                   Corp., COP, Capital Impt, Ser
                   A,
                   5.00%, 02/01/2013
       5,000,000   North Carolina State, Pub                          5,509,500
                   Impt, Ser A,
                   5.25%, 03/01/2013
       6,635,000   North Carolina State, Pub                          7,213,174
                   Impt, Ser B,
                   5.00%, 04/01/2013
         630,000   North Carolina Eastern Mun Pwr                       692,742
                   Agy, Pwr Sys Rev, Ser D,
                   6.45%, 01/01/2014
       1,880,000   North Carolina Eastern Mun Pwr                     1,989,999
                   Agy, Pwr Sys Rev, Ser B,
                   5.70%, 01/01/2017
       4,100,000   North Carolina Mun Pwr Agy No.                     4,506,064
                   1, Catawba Elec Rev,
                   5.50%, 01/01/2013
                   Escrowed to Maturity
       1,720,000   North Carolina Eastern Mun Pwr                     2,073,477
                   Agy, Pwr Sys Rev, Ser A,
                   6.00%, 01/01/2026
                   Prerefunded 01/01/2022 @ 100
                                                                    -----------
                                                                    111,675,082
                                                                    -----------
Ohio:                                                                      2.81%
       2,450,000   Ohio State, Hwy Capital Impt,                      2,503,337
                   Ser F,
                   5.00%, 05/01/2007
       4,255,000   Ohio State Bldg Auth, Workers                      4,410,605
                   Compensation Facs, Ser A,
                   FGIC,
                   5.00%, 04/01/2008
       5,430,000   Ohio State Bldg Auth, State                        5,706,278
                   Facs Administration Bldg Fund,
                   Ref Proj B, FSA,
                   5.25%, 10/01/2008
       1,725,000   Cuyahoga Cnty, Hosp Facs Rev,                      1,814,286
                   Canton Inc. Proj,
                   6.75%, 01/01/2010
       2,345,000   Ohio State, Cmnty Schs, Ser A,                     2,487,576
                   5.00%, 03/15/2010
       1,240,000   Ohio State Bldg Auth, State                        1,317,649
                   Facs Administration Bldg Proj,
                   Ser A, FSA,
                   5.00%, 04/01/2010

       1,935,000   Ohio State, Hgr Ed, Ser B,                         2,069,695
                   5.00%, 02/01/2011
       1,000,000   Ohio State Bldg Auth, Workers                      1,071,670
                   Compensation Facs, Ser A,
                   FGIC,
                   5.00%, 04/01/2011
       2,960,000   Ohio State, Hwy Capital Impt,                      3,170,782
                   Ser H,
                   5.00%, 05/01/2011
      16,500,000   Ohio State, Hgr Ed Capital                        17,708,130
                   Facs, Ser II-A, AMBAC,
                   5.00%, 08/01/2011
       1,785,000   Ohio State, Common Schs, Ser                       1,916,340
                   B,
                   5.00%, 09/15/2011
       7,265,000   Ohio State Bldg Auth, Workers                      7,841,042
                   Compensation Facs, Ser A,
                   FGIC,
                   5.00%, 04/01/2012
       3,455,000   Hamilton Cnty, Sales Tax Sub,                      3,796,527
                   Ser B, AMBAC,
                   5.75%, 12/01/2012
       5,680,000   Ohio State Wtr Dev Auth, PCR,                      6,146,669
                   Water Quality Loan Fund,
                   5.00%, 06/01/2013
       3,000,000   Hamilton Cnty, Sales Tax Sub,                      3,303,150
                   Ser B, AMBAC,
                   5.75%, 12/01/2013
       3,500,000   Ohio State Wtr Dev Auth, PCR,                      3,827,635
                   5.25%, 06/01/2017
       6,850,000   Ohio State Wtr Dev Auth, PCR,                      7,491,228
                   5.25%, 12/01/2017
       1,325,000   Ohio State Bldg Auth, State                        1,403,785
                   Facs Adult Correctional Projs,
                   Ser A, MBIA,
                   5.00%, 04/01/2021
       4,735,000   Port Auth Columbiana Cnty,                         4,772,075
                   Solid Waste Facs Rev, Liberty
                   Waste, Ser A,
                   7.00%, 08/01/2021
       2,160,000   Beachwood City Sch Dist, Ref &                     2,371,486
                   Impt,
                   5.50%, 12/01/2021
       2,810,000   Hilliard, Sch Dist, Ref, Sch                       2,974,160
                   Constr, MBIA,
                   5.00%, 12/01/2025
       1,145,000   Montgomery Cnty, Hosp Rev,                         1,226,753
                   Grandview Hosp & Med Ctr,
                   5.40%, 12/01/2009
                   Escrowed to Maturity
       2,100,000   Montgomery Cnty, Hosp Rev,                         2,257,563
                   Grandview Hosp & Med Ctr,
                   5.50%, 12/01/2010
                   Prerefunded 12/01/2009 @ 100
       1,000,000   Montgomery Cnty, Hosp Rev,                         1,078,650
                   Grandview Hosp & Med Ctr,
                   5.60%, 12/01/2011
                   Prerefunded 12/01/2009 @ 100
                                                                     ----------
                                                                     92,667,071
                                                                     ----------
Oklahoma:                                                                  2.52%
       1,065,000   Oklahoma City, Arpt Trust,                         1,095,480
                   Junior Lien-27th Ser-Ser B,
                   FSA,
                   5.50%, 07/01/2007
      10,900,000   Tulsa Cnty, Industrial Auth,                      11,434,972
                   Capital Impts Rev, Ser B,
                   5.00%, 05/15/2009

       1,580,000   Tulsa Cnty, Industrial Auth,                       1,673,710
                   Capital Impts Rev, Ser B,
                   5.00%, 05/15/2010
      12,240,000   Tulsa Cnty, Industrial Auth,                      13,001,572
                   Capital Impts Rev, Ser B, FSA,
                   5.00%, 05/15/2010
      12,720,000   Tulsa Cnty, Industrial Auth,                      13,619,050
                   Capital Impts Rev, Ser B, FSA,
                   5.00%, 05/15/2011
      26,355,000   Tulsa Cnty, Industrial Auth,                      28,326,354
                   Capital Impts Rev, Ser B, FSA,
                   5.00%, 05/15/2012
       5,305,000   Oklahoma Dev Fin Auth, Rev,                        5,282,666
                   Solid Waste Disposal, Ser A,
                   3.30%, 12/01/2021 (a)
       3,980,000   McGee-Creek Auth, Wtr Rev,                         4,734,091
                   MBIA,
                   6.00%, 01/01/2023
         275,000   Oklahoma Hsg Fin Agy,                                284,529
                   Single-Family Redev, Mortgage
                   Homeownership Loan, Ser B-2,
                   AMT,
                   6.55%, 03/01/2029
       1,000,000   Oklahoma Dev Fin Auth, Rev,                        1,050,430
                   Hillcrest Healthcare Sys, Ser
                   A,
                   5.00%, 08/15/2009
                   Escrowed to Maturity
       2,240,000   Oklahoma Dev Fin Auth, Rev,                        2,429,235
                   Hillcrest Healthcare Sys, Ser
                   A,
                   5.75%, 08/15/2013
                   Prerefunded 08/15/2009 @ 101
                                                                     ----------
                                                                     82,932,089
                                                                     ----------
Oregon:                                                                    0.47%
       1,265,000   Emerald Peoples Util Dist,                         1,398,660
                   FGIC,
                   7.35%, 11/01/2008
       3,410,000   Deschutes Cnty, Administrative                     3,674,718
                   Sch Dist No. 1, Ref, FSA,
                   5.00%, 12/15/2011
       5,190,000   Clackamas & Washington Cnty,                       5,598,297
                   Sch Dist No. 003, Ser B, FGIC,
                   5.00%, 06/15/2012
       4,600,000   Washington Cnty, Sch Dist No.                      4,981,018
                   48J, Beaverton, Ref, FSA,
                   5.00%, 06/01/2013
                                                                     ----------
                                                                     15,652,693
                                                                     ----------
Pennsylvania:                                                              5.68%
       1,000,000   Allegheny Cnty, Arpt Rev,                          1,000,000
                   Pittsburgh Int'l Arpt, Ser
                   A-1, MBIA, AMT,
                   5.75%, 01/01/2006
       2,525,000   Philadelphia, Arpt Rev, Ser A,                     2,614,183
                   FGIC,
                   6.00%, 06/15/2007
       1,200,000   Philadelphia, Arpt Rev, Ser B,                     1,240,668
                   FGIC, AMT,
                   6.00%, 06/15/2007
       8,405,000   Westmoreland Cnty, Mun Auth,                       8,761,540
                   Mun Svc Rev, FGIC,
                   5.00%, 08/15/2008
      19,700,000   Pennsylvania State, First Ser,                    20,651,510
                   MBIA,
                   5.00%, 01/01/2009

       4,310,000   Allegheny Cnty, Arpt Rev,                          4,536,620
                   Pittsburgh Int'l Arpt, Ser
                   A-1, MBIA, AMT,
                   5.75%, 01/01/2009
       4,135,000   Westmoreland Cnty, Mun Auth,                       4,365,113
                   Mun Svc Rev, FGIC,
                   5.00%, 08/15/2009
       1,400,000   Allegheny Cnty, Arpt Rev,                          1,488,438
                   Pittsburgh Int'l Arpt, Ser
                   A-1, MBIA, AMT,
                   5.75%, 01/01/2010
      18,400,000   Pennsylvania State, Ref &                         19,705,480
                   Projs, First Ser, MBIA,
                   5.25%, 02/01/2010
       4,525,000   Pennsylvania State, Second                         4,902,883
                   Ser,
                   5.50%, 06/01/2010
       1,085,000   Pennsylvania State, Ref &                          1,175,663
                   Projs, First Ser, MBIA,
                   5.25%, 02/01/2011
      11,075,000   Pennsylvania State, Third Ser,                    12,012,166
                   5.25%, 07/01/2011
       3,655,000   Pennsylvania State, Third Ser,                     3,922,290
                   5.00%, 09/01/2011
       1,915,000   Philadelphia Parking Auth,                         2,064,179
                   Rev, FSA,
                   5.50%, 09/01/2011
      14,700,000   Pennsylvania State, Second                        15,899,079
                   Ser, FGIC,
                   5.00%, 07/01/2012
       9,500,000   Pennsylvania State, Third Ser,                    10,257,150
                   5.00%, 09/01/2012
         625,000   Allegheny Cnty, Redev Auth,                          644,750
                   Rev, Pittsburgh Mills Proj,
                   5.10%, 07/01/2014
       3,400,000   Allegheny Cnty, Ser C-54,                          3,753,362
                   MBIA,
                   5.375%, 11/01/2018
       4,155,000   Allegheny Cnty, Ser C-57,                          4,432,429
                   FGIC,
                   5.00%, 11/01/2020
       1,320,000   Chester Cnty Hlth & Ed Facs                        1,449,069
                   Auth, Hosp Rev, Chester Cnty
                   Hosp, Ser A,
                   6.75%, 07/01/2021
       2,500,000   Pennsylvania Eco Dev Fin Auth,                     2,488,475
                   SWDR, Waste Mgmt Inc. Proj,
                   Ser A, AMT,
                   3.25%, 11/01/2021 (a)
       5,875,000   Allegheny Cnty, Ser C-57,                          6,231,495
                   FGIC,
                   5.00%, 11/01/2021
       8,990,000   Allegheny Cnty, Ser C-57,                          9,474,471
                   FGIC,
                   5.00%, 11/01/2022
       5,000,000   Chester Cnty,                                      5,322,650
                   5.00%, 11/15/2022
       3,020,000   Allegheny Cnty Hosp Dev Auth,                      3,587,246
                   Rev, West Pennsylvania Hlth
                   Sys, Ser B,
                   9.25%, 11/15/2022
       1,000,000   Allegheny Cnty, Redev Auth,                        1,049,340
                   Rev, Pittsburgh Mills Proj,
                   5.60%, 07/01/2023
      20,795,000   Delaware Valley Regional Fin                      21,095,696
                   Auth, Local Government Rev,
                   Ser A, CPI Bd, AMBAC,
                   Mandatory Put 07/01/2007,
                   5.44%, 07/01/2027 (a)

      13,040,000   Beaver Cnty Industrial Dev                        13,144,320
                   Auth, PCR, Ref, Cleveland Elec
                   Proj,
                   3.75%, 10/01/2030 (a)
                                                                    -----------
                                                                    187,270,265
                                                                    -----------
Puerto Rico:                                                               0.47%
      14,890,000   Puerto Rico Commonwealth, Ref,                    15,443,164
                   Pub Impt, Ser C, FSA,
                   5.00%, 07/01/2021 (a)
                                                                    -----------
                                                                     15,443,164
                                                                    -----------
Rhode Island:                                                              0.48%
       1,000,000   Providence Pub Bldg Auth, Ser                      1,036,930
                   A, FSA,
                   5.10%, 12/15/2009
       4,940,000   Rhode Island Depositors                            5,762,757
                   Protection Corp., Ser A, FSA,
                   5.75%, 08/01/2019
                   Escrowed to Maturity
       1,500,000   Rhode Island Depositors Eco                        1,696,965
                   Protection Corp., Ser A, FSA,
                   5.50%, 08/01/2020
                   Escrowed to Maturity
       5,780,000   Rhode Island Depositors Eco                        7,261,934
                   Protection Corp., Ser A,
                   6.375%, 08/01/2022
                   Escrowed to Maturity
                                                                    -----------
                                                                     15,758,586
                                                                    -----------
South Carolina:                                                            1.84%
       1,155,000   Richland Cnty, Environmental                       1,160,128
                   Impt Rev, Int'l Paper Co.
                   Projs, Ser A,
                   4.25%, 10/01/2007
       2,635,000   Orangeburg, Projs Corp.,                           2,700,269
                   Capital Projs Sales & Use Tax
                   Rev, MBIA,
                   4.75%, 10/01/2007
       2,225,000   Richland Cnty, Sch Dist No.                        2,344,816
                   001, FSA, SCSDE,
                   4.75%, 03/01/2010
       1,420,000   South Carolina State Pub Svc                       1,517,398
                   Auth, Rev Ref Ser B, MBIA,
                   5.00%, 01/01/2011
       5,765,000   South Carolina State Pub Svc                       6,205,965
                   Auth, Rev Ref Ser B, MBIA,
                   5.00%, 01/01/2012
       5,285,000   Horry Cnty Sch Dist, Ser A,                        5,758,959
                   SCSDE,
                   5.375%, 03/01/2018
       6,025,000   South Carolina State Pub Svc                       6,351,615
                   Auth, Rev Ref, Ser D, FSA,
                   5.00%, 01/01/2020
       9,000,000   South Carolina State Pub Svc                       9,864,540
                   Auth, Rev Ref, Ser A, FGIC,
                   5.25%, 01/01/2020
       4,970,000   South Carolina State Pub Svc                       5,227,048
                   Auth, Rev Ref, Ser D, FSA,
                   5.00%, 01/01/2021
      12,390,000   South Carolina State Pub Svc                      13,537,562
                   Auth, Rev Ref, Ser 2005A,
                   FGIC,
                   5.25%, 01/01/2021

       3,180,000   South Carolina State Pub Svc                       3,460,953
                   Auth Rev, Ref, Ser 2004A,
                   FGIC,
                   5.25%, 01/01/2022
       1,315,000   Newberry Investing In Children                     1,368,521
                   Ed, Newberry Cnty, Sch Dist
                   Proj,
                   5.25%, 12/01/2023
       1,000,000   Newberry Investing In Children                     1,035,900
                   Ed, Newberry Cnty, Sch Dist
                   Proj,
                   5.25%, 12/01/2025
                                                                     ----------
                                                                     60,533,674
                                                                     ----------
Tennessee:                                                                 0.34%
       1,000,000   Memphis-Shelby Cnty Arpt Auth,                     1,048,120
                   Rev, Ser A, MBIA, AMT,
                   6.00%, 02/15/2008
       1,000,000   Memphis-Shelby Cnty Arpt Auth,                     1,093,580
                   Ser A, MBIA, AMT,
                   6.25%, 02/15/2010
       3,215,000   Chattanooga Hlth, Ed & Hsg Fac                     3,372,503
                   Brd, Catholic Hlth
                   Initiatives, Ser A,
                   5.375%, 12/01/2011
       2,285,000   Shelby Cnty, Pub Impt, Ser A,                      2,480,230
                   5.625%, 04/01/2014
       3,000,000   Memphis-Shelby Cnty Arpt Auth,                     3,274,110
                   Rev, Ser D, AMBAC,
                   6.25%, 03/01/2018
                                                                     ----------
                                                                     11,268,543
                                                                     ----------
Texas:                                                                     8.69%
       1,200,000   Williamson Cnty, FSA,                              1,202,268
                   5.00%, 02/15/2006
       1,340,000   Arlington, Wtrwrks & Swr Rev,                      1,354,767
                   AMBAC,
                   6.00%, 06/01/2006
       1,000,000   Williamson Cnty, Ltd. Tax                          1,018,690
                   Notes, Ser B, FSA,
                   5.00%, 02/15/2007
       1,965,000   Waco, ISD, Ref, PSF                                2,005,970
                   Guaranteed,
                   5.25%, 02/15/2007
       1,715,000   Northeast Hosp Auth, Northeast                     1,768,079
                   Med Ctr Hosp, Rev, FSA,
                   5.75%, 05/15/2007
       3,205,000   Carrollton, Ref & Impt,                            3,289,195
                   5.00%, 08/15/2007
       1,000,000   San Antonio, Elec & Gas, Pwr                       1,038,320
                   Sys Rev,
                   5.25%, 02/01/2008
       2,000,000   Garland, ISD Ref, Ser A, PSF                       2,026,220
                   Guaranteed,
                   4.00%, 02/15/2008
       3,885,000   Cypress-Fairbanks, ISD                             4,073,345
                   Unrefunded Portion-Ref & Sch
                   House, PSF Guaranteed,
                   5.75%, 02/15/2008
       1,875,000   Port of Port Arthur Navigation                     1,970,606
                   Dist, AMBAC,
                   6.00%, 03/01/2008
       2,920,000   Lower Colorado River Auth,                         3,029,062
                   Rev, AMBAC,
                   5.00%, 05/15/2008
       3,295,000   Trinity River Auth, Regional                      3,448,811
                   WasteWtr Sys Rev, MBIA,
                   5.25%, 08/01/2008

       3,885,000   Dallas, ISD Ref, Delayed                           4,064,953
                   Delivery, PSF- Guaranteed,
                   5.25%, 08/15/2008
       4,130,000   San Antonio, Elec & Gas, Ref Sys,                  4,350,996
                   5.25%, 02/01/2009
       3,355,000   Dallas Cnty Cmnty College                          3,514,128
                   Dist, Maintenance Tax Notes,
                   5.00%, 02/15/2009
      13,100,000   Houston, Ref Pub Impt, Ser A, MBIA,               13,725,525
                   5.00%, 03/01/2009
       6,615,000   Houston, Ref Pub Impt, Ser B, FSA,                 7,029,033
                   5.50%, 03/01/2009
       7,635,000   Katy, Dev Auth Rev, Metro                          7,885,275
                   Contract, Ser A,
                   5.75%, 06/01/2009
       1,530,000   Texas Mun Pwr Agy, Rev, MBIA,                      1,626,451
                   5.25%, 09/01/2009
      14,855,000   Texas State, Ser B,                               15,654,348
                   5.125%, 10/01/2009
       1,115,000   San Antonio, Elec & Gas, Ref Sys,                  1,199,361
                   5.50%, 02/01/2010
       4,630,000   Dallas Cnty, Util &                                4,895,438
                   Reclamation Dist, MBIA,
                   5.00%, 02/15/2010
       5,000,000   Houston, Ref, Pub Impt, Ser B, FSA,                5,385,400
                   5.50%, 03/01/2010
       2,230,000   Texas State Wtr Dev Brd, Rev,                      2,255,444
                   Revolving Senior Lien, Ser A,
                   5.50%, 07/15/2010
       3,000,000   Houston, Hotel Occupancy Tax &                     3,258,240
                   Spl Rev, Ref, Convention &
                   Entertainment, Ser A, AMBAC,
                   5.50%, 09/01/2010
       1,170,000   Austin, Pub Impt,                                  1,263,705
                   5.75%, 09/01/2010
       1,500,000   Brownsville, Util Sys Rev, AMBAC,                  1,677,765
                   6.25%, 09/01/2010
      15,435,000   Bell Cnty, Ltd. Tax Notes, FSA,                   16,479,641
                   5.00%, 02/15/2011
       1,275,000   Brownsville, Util Sys Rev, AMBAC,                  1,448,515
                   6.25%, 09/01/2011
       3,700,000   Lamar Consolidated, ISD                            3,975,465
                   Schhouse, PSF-Guaranteed,
                   5.00%, 02/15/2012
       7,220,000   Gulf Coast Waste Disposal                          7,204,333
                   Auth, Waste Mgmt, Ser D,
                   3.20%, 04/01/2012 (a)
       1,260,000   Texas A & M University, Revs,                      1,354,991
                   Fin Sys, Ser B,
                   5.00%, 05/15/2012
       5,710,000   El Paso, Ref, FGIC,                                6,131,170
                   5.00%, 08/15/2012
       3,620,000   Dallas, Wtrwrks & Swr Sys Rev,                     3,803,389
                   5.00%, 10/01/2013
       3,370,000   Cypress-Fairbanks, ISD PSF Guaranteed,             3,500,722
                   5.25%, 02/15/2016
      10,785,000   Lower Colorado River Auth,                        11,693,205
                   Rev, Ser A, FSA,
                   5.875%, 05/15/2016
       1,800,000   Magnolia, ISD PSF Guaranteed,                      1,880,208
                   5.00%, 08/15/2016

       1,000,000   Harris Cnty, Toll Road,                            1,028,370
                   5.125%, 08/15/2017
       4,000,000   San Antonio, Wtr Sys Rev, Ref, FSA,                4,383,200
                   5.50%, 05/15/2018
         920,000   Harris Cnty,                                         996,001
                   5.375%, 10/01/2018
       2,500,000   San Antonio, Elec & Gas, Pwr Sys Rev,              2,724,375
                   5.375%, 02/01/2020
       2,270,000   Killeen, ISD Ref, PSF Guaranteed,                  2,428,741
                   5.25%, 02/15/2020
       3,000,000   San Antonio, Wtr Sys Rev, Ref, FSA,                3,269,700
                   5.50%, 05/15/2020
       1,880,000   Harris Cnty,  Flood Ctl Dist, Ref, Ser A,          2,037,337
                   5.25%, 10/01/2020
       3,000,000   Arlington, ISD PSF Guaranteed,                     3,110,820
                   5.00%, 02/15/2021
       2,875,000   Texas State,                                       3,009,722
                   5.25%, 08/01/2021
       2,680,000   Harris Cnty, Ref, Toll Road,                       2,890,487
                   Senior Lien, FSA,
                   5.375%, 08/15/2021
       3,300,000   Fort Worth,  Wtr & Swr Rev,                        3,463,548
                   Ref & Impt, FSA,
                   5.00%, 02/15/2022
       4,220,000   Laredo, ISD Ref, PSF Guaranteed,                   4,483,708
                   5.00%, 08/01/2022
       4,745,000   Harris Cnty,  Flood Ctl Dist, Ref, Ser A,          5,113,165
                   5.25%, 10/01/2022
       4,040,000   Irving, ISD Ref, PSF Guaranteed,                   4,272,987
                   5.00%, 02/15/2023
       3,455,000   Seguin, ISD PSF Guaranteed,                        3,578,309
                   5.00%, 04/01/2023
       2,770,000   Harris Cnty, Ref, Toll Road                        2,972,598
                   Senior Lien, FSA,
                   5.375%, 08/15/2023
       5,255,000   Harris Cnty,  Flood Ctl Dist, Ref, Ser A,          5,642,872
                   5.25%, 10/01/2023
       6,025,000   Comal, ISD Ref, Ser A,                             6,290,883
                   PSF-Guaranteed,
                   5.00%, 02/01/2024
       2,000,000   Harris Cnty, Toll Road Senior Lien, MBIA,          2,041,160
                   5.00%, 08/15/2024
      14,000,000   Harris Cnty, Ref, Permanent Impt, Ser A,          14,991,060
                   5.25%, 10/01/2024
       2,245,000   Red River, Ed Fin Rev, Parish                      2,233,820
                   Day Sch Proj, Ser A,
                   3.10%, 12/01/2031
      18,445,000   San Antonio, Hotel Occupancy                      19,110,311
                   Rev, Ref, Sub Lien, Ser B, AMBAC,
                   5.00%, 08/15/2034
       1,400,000   Travis Cnty,                                       1,403,626
                   5.00%, 03/01/2015
                   Prerefunded 03/01/2006 @ 100
       1,435,000   Cypress-Fairbanks, ISD Ref &                       1,505,172
                   Sch House, PSF Guaranteed,
                   5.75%, 02/15/2008
                   Escrowed to Maturity

       1,230,000   University of Texas, Univ Rev,                     1,341,942
                   Fin Sys, Ser B,
                   5.375%, 08/15/2019
                   Prerefunded 08/15/2011 @ 100
       1,455,000   Harris Cnty,                                       1,590,111
                   5.375%, 10/01/2018
                   Prerefunded 10/01/2011 @ 100
       2,755,000   Tarrant Cnty Hlth Facs Dev                         2,923,523
                   Corp., Harris Methodist Hlth Sys, Ser A,
                   5.125%, 09/01/2012
                   Escrowed to Maturity
       3,000,000   Houston, Wtr & Swr Sys Rev,                        3,354,210
                   Ref, Junior Lien Forward, Ser B, AMBAC,
                   5.75%, 12/01/2016
                   Prerefunded 12/01/2012 @ 100
       2,000,000   Houston, Wtr & Swr Sys Rev,                        2,236,140
                   Ref, Junior Lien Forward, Ser B, AMBAC,
                   5.75%, 12/01/2017
                   Prerefunded 12/01/2012 @ 100
       2,045,000   Retama Dev Corp., Spl Facs                         2,598,663
                   Rev, Retama Racetrack,
                   8.75%, 12/15/2013
                   Escrowed to Maturity
       3,860,000   Retama Dev Corp., Spl Facs                         4,969,519
                   Rev, Retama Racetrack,
                   8.75%, 12/15/2014
                   Escrowed to Maturity
       1,125,000   Retama Dev Corp., Spl Facs                         1,471,680
                   Rev, Retama Racetrack,
                   8.75%, 12/15/2015
                   Escrowed to Maturity
       1,000,000   Bell Cnty Hlth Facs Dev Corp.,                     1,232,910
                   Lutheran General Healthcare Sys,
                   6.50%, 07/01/2019
                   Escrowed to Maturity
                                                                    -----------
                                                                    286,183,704
                                                                    -----------
Utah:                                                                      0.14%
       1,000,000   Utah State Board of Regents,                       1,006,870
                   Student Loan Rev, Ser J, AMBAC, AMT,
                   6.00%, 05/01/2006
         735,000   Intermountain Pwr Agy, Pwr                           790,022
                   Supply Rev, Ser A, AMBAC,
                   6.50%, 07/01/2008
       1,470,000   Intermountain Pwr Agy, Pwr                         1,562,110
                   Supply Rev, Ref, AMBAC,
                   5.00%, 07/01/2010
       1,265,000   Intermountain Pwr Agy, Pwr                         1,361,583
                   Supply Rev, Ser A, AMBAC,
                   6.50%, 07/01/2008
                   Escrowed to Maturity
                                                                    -----------
                                                                      4,720,585
                                                                    -----------
Vermont:                                                                   0.04%
       1,165,000   Vermont Ed & Hlth Bldg Fin                         1,210,936
                   Agy, Rev, Norwich Univ Proj,
                   5.50%, 07/01/2018
                                                                    -----------
                                                                      1,210,936
                                                                    -----------

Virginia:                                                                  2.26%
       2,095,000   Virginia Port Auth, Facs Rev,                      2,121,481
                   MBIA, AMT,
                   6.00%, 07/01/2006
       3,000,000   Russell Cnty, Industrial Dev                       2,969,400
                   Auth, PCR, Appalachian Pwr Co.
                   Proj, Ser I,
                   2.70%, 11/01/2007 (a)
       3,600,000   Chesapeake, Industrial Dev                         3,621,744
                   Auth, Rev, Poll Ctl Proj,
                   5.25%, 02/01/2008 (a)
          75,000   Virginia Polytechnic                                  77,101
                   Institute, State University,
                   Rev, Unrefunded Balance, Ser A,
                   5.25%, 06/01/2008
       4,445,000   Virginia College Bldg Auth, Ed                     4,713,211
                   Facs Rev, 21st Century College
                   & Equipment,
                   5.00%, 02/01/2010
       6,350,000   Fairfax Cnty, Ref & Pub Impt, Ser A,               6,820,154
                   5.25%, 04/01/2010
       6,200,000   Virginia Pub Sch Auth, Sch Fin                     6,730,472
                   1997, Ser B,
                   5.50%, 08/01/2010
       6,600,000   Virginia College Bldg Auth, Ed                     7,059,426
                   Facs Rev, Ref-21st Century
                   College Proj, Ser B,
                   5.00%, 02/01/2011
       5,545,000   Virginia Commonwealth, Brd of                      6,018,155
                   Transp, Rev, Ref, U.S Route 58
                   Corr Dev, Ser B,
                   5.25%, 05/15/2011
       2,375,000   Virginia State Pub Bldg Auth,                      2,548,897
                   Facs Rev Ref Ser D,
                   5.00%, 08/01/2011
       4,000,000   Richmond, FSA,                                     4,391,680
                   5.50%, 01/15/2012
       5,600,000   Virginia State, Ref Ser B,                         6,071,408
                   5.00%, 06/01/2012
       6,305,000   Fairfax Cnty, Ref & Pub Impt, Ser A,               6,840,484
                   5.00%, 10/01/2012
       3,510,000   Broad Street Cmnty Dev Auth, Rev,                  3,875,251
                   7.125%, 06/01/2015
       4,000,000   Pocahontas Parkway                                 2,390,880
                   Association, Toll Road Rev,
                   Capital Appreciation, Senior Ser B,
                   0.00%, 08/15/2015
       3,561,000   Celebrate, North Cmnty Dev                         3,777,437
                   Auth, Spl Assmt Rev Proj, Ser B,
                   6.25%, 03/01/2018
       1,190,000   Roanoke,                                           1,215,216
                   5.00%, 02/01/2011
                   Prerefunded 02/01/2006 @ 102
       1,340,000   Virginia Polytechnic                               1,377,252
                   Institute, State University,
                   Rev, Ser A,
                   5.25%, 06/01/2008
                   Prerefunded 06/01/2006 @ 102
       1,585,000   Virginia College Bldg Auth, Ed                     1,742,613
                   Facs Rev, Pub Hgr Ed, Ser A,
                   5.75%, 09/01/2013
                   Prerefunded 09/01/2010 @ 100
                                                                     ----------
                                                                     74,362,262
                                                                     ----------

Washington:                                                                3.29%
       3,500,000   Washington State, Pub  Pwr                         3,614,975
                   Supply Sys Rev, Nuclear Proj
                   No. 3, Ser B, 5.60%,
                   07/01/2007
       2,775,000   Washington State Pub  Pwr                          2,866,186
                   Supply Sys Rev, Nuclear Proj
                   No.1, Ser A, AMBAC,
                   6.00%, 07/01/2007
       3,125,000   Tacoma, Elec Sys Rev, Ser A, FGIC,                 3,222,187
                   5.00%, 01/01/2008
       2,270,000   Clark Cnty Pub Util, Dist No.                      2,361,799
                   1, Elec Rev, AMBAC,
                   5.50%, 01/01/2008
       3,215,000   Washington State Motor Vehicle                     3,316,530
                   Fuel Tax, Ref MBIA,
                   4.50%, 01/01/2009
       5,000,000   Clark Cnty Pub Util, Dist No.                      5,268,050
                   1, Elec Rev, AMBAC,
                   5.25%, 01/01/2009
       5,995,000   Seattle Mun Light & Pwr Rev, FSA,                  6,377,661
                   5.50%, 03/01/2009
       2,255,000   Seattle, Ref,                                      2,381,618
                   5.00%, 01/01/2010
      10,910,000   Tacoma, Elec Sys Rev, Ser B, FSA,                 11,715,704
                   5.50%, 01/01/2010
       1,750,000   Energy Northwest, Elec Rev,                        1,888,180
                   Ref, Columbia Generating, Ser
                   A, XLCA,
                   5.50%, 07/01/2010
       1,815,000   Energy Northwest, Elec Rev,                        1,959,202
                   Ref, Columbia Generating, Ser
                   A, AMBAC,
                   5.25%, 07/01/2011
       2,395,000   Seattle, Mun Light & Pwr Rev,                      2,605,616
                   5.625%, 12/01/2012
       5,785,000   Washington State, Motor                            6,249,420
                   Vehicle Fuel Tax, Ser B, FSA,
                   5.00%, 07/01/2013
       3,120,000   Washington State, Various                          3,370,473
                   Purpose, AMBAC,
                   5.00%, 07/01/2013
       5,425,000   Washington State Hlth Care                         5,712,634
                   Facs Auth, Children's Hosp &
                   Regional Med Ctr, FSA,
                   5.25%, 10/01/2014
       2,345,000   Seattle, Mun Light & Pwr Rev,                      2,550,117
                   5.625%, 12/01/2014
       1,150,000   Douglas Cnty Sch Dist No. 206                      1,266,863
                   (Eastmont), FGIC,
                   5.75%, 12/01/2014
       1,850,000   Seattle, Mun Light & Pwr Rev,                      1,995,447
                   5.625%, 12/01/2016
       7,000,000   Energy Northwest, Elec Rev,                        7,786,940
                   Ref, Proj, Ser A, MBIA,
                   5.75%, 07/01/2017
       2,455,000   Energy Northwes, Elec Rev,                         2,726,523
                   Ref, Columbia Generating, Ser A, MBIA,
                   5.75%, 07/01/2018
       1,435,000   Cowlitz Cnty, Spl Swr Rev,                         1,642,013
                   CSOB WasteWtr Treatment, FGIC,
                   5.50%, 11/01/2019
       3,170,000   King Cnty, Swr Rev, Ref, Ser A, FGIC,              3,400,903
                   5.25%, 01/01/2022

       6,060,000   Central Puget Sound, Regional                      6,396,936
                   Transp Auth, Sales & Use Tax
                   Rev, Ser A, AMBAC,
                   5.00%, 11/01/2022
       5,680,000   Seattle, Mun Light & Pwr, Rev,                     5,962,353
                   Ref & Impt, FSA,
                   5.00%, 08/01/2023
       9,645,000   Central Puget Sound, Regional                     10,128,214
                   Transp Auth, Sales & Use Tax
                   Rev, Ser A, AMBAC,
                   5.00%, 11/01/2027
       1,585,000   Snohomish Cnty, Sch Dist No.                       1,799,863
                   016 Arlington, FGIC,
                   6.50%, 12/01/2015
                   Prerefunded 12/01/2010 @ 100
                                                                  -------------
                                                                    108,566,407
                                                                  -------------
West Virginia:                                                             0.17%
       5,300,000   West Virginia University, Rev,                     5,631,038
                   Ref, Univ Projs, Ser B, FGIC,
                   5.00%, 10/01/2020
                                                                  -------------
                                                                      5,631,038
                                                                  -------------
Wisconsin:                                                                 0.44%
       5,140,000   Wisconsin State, Ref, Ser 1, MBIA,                 5,557,316
                   5.50%, 05/01/2010
       1,570,000   Wisconsin State, Ser E, FGIC,                      1,696,652
                   5.00%, 05/01/2013
       4,200,000   Wisconsin State, Transp Rev,                       4,539,990
                   Ser B, AMBAC,
                   5.00%, 07/01/2013
         680,000   Franklin, SWDR, Waste Mgmt,                          679,436
                   3.625%, 04/01/2016 (a)
       2,000,000   Wisconsin State, Ser B, FSA,                       2,154,420
                   5.25%, 05/01/2017
                                                                  -------------
                                                                     14,627,814
                                                                  -------------
Total Long -Term Municipal Bonds
(Cost $3,151,355,509)                                             3,187,742,497
                                                                  -------------
SHORT-TERM MUNICIPAL NOTES: 2.73%
Alabama:                                                                   0.29%
       9,600,000   Decatur, Industrial Dev Brd                        9,600,000
                   Environmental Facs, Rev, BP
                   Amoco Chemical Co. Proj,
                   3.85%, 11/01/2035
                                                                  -------------
                                                                      9,600,000
                                                                  -------------
Alaska:                                                                    0.47%
      15,600,000   Valdez, Marine Terminal Rev                       15,600,000
                   Ref, BP Pipelines Proj, Ser B,
                   3.78%, 07/01/2037
                                                                  -------------
                                                                     15,600,000
                                                                  -------------
Indiana:                                                                   0.03%
       1,000,000   Whiting, Environmental Facs                        1,000,000
                   Rev Ref, BP Products Proj, Ser
                   C,
                   3.85%, 07/01/2034
                                                                  -------------
                                                                      1,000,000
                                                                  -------------

Kentucky:                                                                  0.23%
       7,600,000   Louisville & Jefferson Cnty,                       7,600,000
                   Regional Arpt Auth, Spl Facs
                   Rev, UPS Worldwide Forwarding, Ser A,
                   3.85%, 01/01/2029
                                                                     ----------
                                                                      7,600,000
                                                                     ----------
Louisiana:                                                                 0.50%
      16,855,000   New Orleans, Sewerage Svc, BAN,                   16,341,765
                   3.00%, 07/26/2006
                                                                     ----------
                                                                     16,341,765
                                                                     ----------
Nevada:                                                                    0.05%
       1,500,000   Clark Cnty Sch Dist, Ser A, FSA,                   1,500,000
                   3.69%, 06/15/2021
                                                                     ----------
                                                                      1,500,000
                                                                     ----------
New York                                                                   0.07%
       2,200,000   Port Auth NY & NJ, Spl Oblig                       2,200,000
                   Rev, Versatile Structure
                   Oblig, Ser 2,
                   3.72%, 05/01/2019
                                                                     -----------
                                                                      2,200,000
                                                                     -----------
Oklahoma:                                                                  0.31%
      10,120,000   Tulsa Cnty Industrial Auth                        10,120,000
                   Rev, First Mtg, Montercau, Ser A,
                   3.77%, 07/01/2032
                                                                     ----------
                                                                     10,120,000
                                                                     ----------
South Carolina:                                                            0.06%
       2,100,000   Berkeley Cnty, Exempt Fac                          2,100,000
                   Industrial Rev, Amoco Chemical
                   Co., Proj,
                   3.85%, 04/01/2028
                                                                     ----------
                                                                      2,100,000
                                                                     ----------
Texas:                                                                     0.25%
       2,220,000   Texas State, Tax & Rev,                            2,237,183
                   Anticipation Notes,
                   4.50%, 08/31/2006
       6,000,000   Gulf Coast Waste Disposal                          6,000,000
                   Auth, Environmental Facs Rev,
                   BP Amoco Chemical Proj, Ser B,
                   3.85%, 09/01/2038
                                                                     ----------
                                                                      8,237,183
                                                                     ----------
Utah:                                                                      0.47%
      15,500,000   Salt Lake Cnty, PCR Ref, Svc                      15,500,000
                   Station Holdings Proj,
                   3.78%, 02/01/2008
                                                                     15,500,000
                                                                     ----------
Total Short-Term Municipal Notes
(Cost $90,316,277)                                                   89,798,948
                                                                     ----------

INVESTMENT SUMMARY
Total Investments
(Cost $3,241,671,786) (d)     99.49%  $3,277,541,445
Cash and Other Assets, Less
Liabilities                    0.51       16,776,545
                              -----   --------------
Net Assets                      100%  $3,294,317,990
                              =====   ==============

INTEREST RATE SWAP CONTRACTS

                                                                                           Unrealized
  Notional                                  Rate                                         Appreciation/
   Amount            Description          Received      Rate Paid     Termination Date    Depreciation
------------   -----------------------   ---------   --------------   ----------------   -------------
$129,000,000   Goldman Sachs Interest    Variable*      76.48% of        02/03/2006        $ (47,681)
               Rate Swap                             1 Month LIBOR+
 129,000,000   Merrill Lynch Interest    85.10% of      Variable*        02/03/2006          141,686
               Rate Swap                             1 Month LIBOR+
  15,900,000   Morgan Stanley Interest     3.081%       Variable*        04/06/2006              678
               Rate Swap
  15,900,000   Goldman Sachs Interest      3.283%       Variable*        07/05/2006           (2,369)
               Rate Swap ++
  15,900,000   Morgan Stanley Interest     3.217%       Variable*        10/06/2006           (6,746)
               Rate Swap
  15,900,000   Goldman Sachs Interest      3.405%       Variable*        01/05/2007            1,590
               Rate Swap ++
  30,000,000   JP Morgan Interest          2.988%       Variable*        04/05/2007         (143,372)
               Rate Swap
  31,000,000   Citi Group Interest         2.962%       Variable*        06/22/2007         (202,437)
               Rate Swap

* Variable interest based on the BMA (Bond Market Association) Municipal Swap Index, which fluctuates weekly.

+    Interest based on LIBOR (London Interbank Offered Rate).

++ Represents a forward interest rate swap whose effective date for the exchange of cash flows is January 5, 2006.

          (a)  Variable rate coupon, rate shown as of December 31, 2005.

          (b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the aggregate market value of these securities amounted to $26,168,659 or 0.8% of net assets.

          (c) Represents entire or partial position segregated as collateral for interest rate swap.

          (d) At December 31, 2005, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $56,164,353 and gross unrealized depreciation of investments was $20,294,694, resulting in net unrealized appreciation of $35,869,659 (excluding swap transactions).

Glossary of Terms:

               ACA - American Capital Access
               AMBAC - American Municipal Bond Assurance Corporation AMT - Subject to Alternative Minimum Tax
               BAN - Bond Anticipation Notes
               CFD - Community Facilities District
               CPI - Consumer Price Index
               CDD - Community Development District
               COP - Certificates of Participation
               CSOB - Cowlitz Sewer Operation Board
               FGIC - Financial Guaranty Insurance Company
               FHA - Federal Housing Authority
               FHLMC - Federal Home Loan Mortgage Corporation
               FNMA - Federal National Mortgage Association
               FSA - Financial Security Assurance, Inc.
               GNMA - Government National Mortgage Association
               IBC - International Bancshares Corporation
               IDA - Industrial Development Authority
               ISD - Independent School District
               MBIA - Municipal Bond Investors Assurance Corporation MTA - Metropolitan Transportation Authority
               PCR - Pollution Control Revenue
               PSF Guaranteed - (Texas) Permanent Schools Funds
               Q-SBLF - Qualified School Bond Loan Fund
               SFMR - Single Family Mortgage Revenue
               SCSDE - The South Carolina State Department of Education SWDR - Solid Waste Disposal Revenue
               XLCA - XL Capital Assurance, Inc.

SANFORD C. BERNSTEIN FUND, INC.
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL PORTFOLIO
December 31, 2005 (Unaudited)

Principal Amount   Description                                      Market Value
----------------   -----------                                      ------------
LONG -TERM MUNICIPAL BONDS:                                               95.78%
Arizona:                                                                   0.07%
         820,000   Pima Cnty Industrial Dev Auth,                      $802,698
                   Ed Rev, Ref, Horizon Cmnty
                   Learning Ctr,
                   4.45%, 06/01/2014
                                                                    -----------
                                                                        802,698
                                                                    -----------
California:                                                               80.15%
       1,280,000   University of California, Rev,                     1,288,499
                   Ser A,
                   5.00%, 05/15/2006
       1,300,000   California Statewide Cmnty Dev                     1,307,787
                   Auth Rev, Daughters of Charity
                   Hlth, Ser F,
                   5.00%, 07/01/2006
         200,000   Etiwanda Sch Dist Cmnty Facs                         199,496
                   Dist No. 3, Ref,
                   3.90%, 08/01/2006
         500,000   Chula Vista Cmnty Facs Dist                          500,885
                   No. 06-1, Spl Tax, Eastlake
                   Woods Area, Ser A,
                   3.60%, 09/01/2006
       1,075,000   Riverside, Impt Bd Act of                          1,068,066
                   1915, Canyon Springs Assmt,
                   2.40%, 09/02/2006
         645,000   Vacaville, Impt Bd Act 1915,                         641,291
                   Ref & Impt, Consolidated
                   Reassessment, Ser A,
                   4.25%, 09/02/2006
         275,000   Salinas Pub Fin Auth, Rev,                           276,279
                   Ref, Assmt Dists, Refinancing
                   Subordinated, Ser B,
                   4.75%, 09/02/2006
       1,000,000   Los Angeles Cmnty Redev Agy,                         992,050
                   Tax Alloc, Subordinated Lien
                   Bunker, Ser L,
                   3.50%, 03/01/2007
         545,000   San Jose, Arpt Rev, FGIC,                            553,006
                   5.875%, 03/01/2007
       2,345,000   Los Angeles Dept of Wtr & Pwr,                     2,389,649
                   Rev, Pwr Sys, Ser A, SubSer
                   A-1,
                   4.50%, 07/01/2007
         350,000   Etiwanda Sch Dist Cmnty Facs                         348,502
                   Dist No. 3, Ref,
                   4.25%, 08/01/2007
       8,800,000   Southern California Pub Pwr                        9,101,136
                   Auth, Pwr Proj Rev, Ref, San
                   Juan, Unit 3, Ser A, FSA,
                   5.00%, 01/01/2008
         785,000   California State,                                    794,334
                   4.00%, 02/01/2008
       5,165,000   California Poll Ctl Fin Auth,                      5,148,420
                   PCR, Southern California
                   Edison, Ser B,
                   2.00%, 03/01/2008(a)
       3,110,000   California Poll Ctl Fin Auth,                      3,100,017
                   PCR, Southern California
                   Edison, Ser C,
                   2.00%, 03/01/2008(a)
       1,225,000   Los Angeles Cmnty Redev Agy,                       1,200,071
                   Tax Alloc, Subordinated Lien
                   Bunker, Ser L,
                   3.50%, 03/01/2008

       1,200,000   California State,                                  1,239,528
                   5.00%, 03/01/2008
       2,245,000   California State,                                  2,318,951
                   5.00%, 03/01/2008
       3,050,000   San Jose, Arpt Rev, Ref, Ser                       3,140,219
                   B, FSA, AMT,
                   5.00%, 03/01/2008
       2,360,000   San Diego Cnty Regional Transp                     2,464,642
                   Auth, Sales Tax Rev, Ser A,
                   FGIC,
                   5.25%, 04/01/2008
       2,065,000   California State, Veterans                         2,305,924
                   Bds, Ser AN &
                   9.00%, 04/01/2008
       2,510,000   California State,                                  2,601,941
                   5.00%, 06/01/2008
      10,345,000   California Econ Rec Bds, Ser                      10,746,800
                   A,
                   5.00%, 07/01/2008
       6,940,000   Los Angeles Uni Sch Dist, Ser                      7,236,546
                   A, MBIA,
                   5.00%, 07/01/2008
         480,000   Etiwanda Sch Dist Cmnty Facs                         479,640
                   Dist No. 3, Ref,
                   4.50%, 08/01/2008
       1,000,000   Riverside, Swr Rev, FGIC,                          1,089,720
                   7.00%, 08/01/2008
       1,510,000   Castaic Lake Wtr Agy, COP, Wtr                     1,654,703
                   Sys Impt Proj, Ser A, MBIA,
                   7.25%, 08/01/2008
         565,000   Chula Vista Cmnty Facs Dist                          573,628
                   No. 06-1, Spl Tax, Eastlake
                   Woods Area, Ser A,
                   4.25%, 09/01/2008
         375,000   Salinas Pub Fin Auth, Rev,                           375,904
                   Ref, Assmt Dists, Refinancing
                   Subordinated, Ser B,
                   4.75%, 09/02/2008
       9,300,000   Los Angeles, California, COP,                      9,715,245
                   Equipment & Real Estate
                   Property Program, Ser AU,
                   MBIA,
                   5.00%, 10/01/2008
       1,170,000   Sacramento Area Flood Ctl Agy,                     1,220,684
                   Capital Assmt Dist No. 2-North
                   Area, AMBAC,
                   5.00%, 10/01/2008
       3,195,000   Los Angeles Cnty Pub Wrks Fin                      3,343,951
                   Auth, Rev, Regional Park, Ser
                   A, AMBAC,
                   5.50%, 10/01/2008
       1,165,000   California Econ Rec Bds, Ser                       1,217,215
                   A,
                   5.00%, 01/01/2009
       2,985,000   California State,                                  3,031,536
                   4.00%, 02/01/2009
       2,900,000   California State,                                  3,029,021
                   5.00%, 02/01/2009
       5,400,000   California State,                                  5,640,246
                   5.00%, 02/01/2009
       4,970,000   Orange Cnty Local Transp Auth,                     5,325,852
                   Sales Tax Rev, Ref Measure
                   M-2ND Senior Ser A, AMBAC,
                   5.70%, 02/15/2009
       1,335,000   Los Angeles Cmnty Redev Agy,                       1,295,110
                   Tax Alloc, Subordinated Lien
                   Bunker, Ser L,
                   3.50%, 03/01/2009
      19,000,000   California Dept of Wtr Res,                       20,174,960
                   Pwr Supply Rev, Ser A,
                   5.50%, 05/01/2009

       4,730,000   University of California Rev,                      4,989,819
                   Ser A, AMBAC,
                   5.00%, 05/15/2009
       1,000,000   Redding Joint Pwrs Fin Auth,                       1,093,240
                   Elec Sys Rev, Ser A, MBIA,
                   6.25%, 06/01/2009
       2,795,000   California Econ Rec Bds, Ser A,                     2,938,132
                   5.00%, 07/01/2009
      15,245,000   Los Angeles Dept of Wtr & Pwr,                    16,035,911
                   Rev, Pwr Sys, Ser A, SubSer
                   A-1,
                   5.00%, 07/01/2009
       4,960,000   Northern California Pwr Agy,                       5,360,371
                   Geothermal Proj No.3, Ser A,
                   AMBAC,
                   5.80%, 07/01/2009
         495,000   Etiwanda Sch Dist Cmnty Facs                         495,223
                   Dist No. 3, Ref,
                   4.70%, 08/01/2009
       6,485,000   Los Angeles Harbor Dept, Rev,                      6,638,889
                   Ser B, AMT,
                   5.75%, 08/01/2009
       1,100,000   South Orange Cnty Pub Fin                          1,266,078
                   Auth, Spl Tax Rev, Foothill
                   Area, Ser C, FGIC,
                   8.00%, 08/15/2009
         680,000   Chula Vista Cmnty Facs Dist                          696,041
                   No. 06-1, Eastlake Woods Area,
                   Ser A,
                   4.60%, 09/01/2009
         295,000   Salinas Pub Fin Auth, Rev,                           296,643
                   Ref, Assmt, Dists, Refinancing
                   Subordinated, Ser B,
                   5.00%, 09/02/2009
       1,000,000   Sacramento Area Flood Ctl Agy,                     1,055,320
                   Capital Assmt Dist No. 2-North
                   Area, AMBAC,
                   5.00%, 10/01/2009
       2,625,000   Upland Cmnty Redev Agy, Tax                        2,625,578
                   Alloc, Magnolia Redev Proj,
                   3.90%, 11/01/2009
       7,985,000   Los Angeles Cnty Pub Wrks Fin                      8,460,347
                   Auth, Lease Rev, Master Ref
                   Proj, Ser A, MBIA,
                   5.00%, 12/01/2009
      28,170,000   California Econ Rec Bds, Ser A,                    30,001,050
                   5.25%, 01/01/2010
       5,905,000   California State,                                  6,229,126
                   5.00%, 02/01/2010
       5,130,000   California State, Ref, FSA,                        5,489,972
                   5.25%, 02/01/2010
       5,630,000   Orange Cnty Local Transp Auth,                     6,093,293
                   Sales Tax Rev, Measure
                   M-Second Senior Ser A, MBIA,
                   5.50%, 02/15/2010
       2,000,000   Orange Cnty Local Transp Auth,                     2,179,840
                   Sales Tax Rev, Ref Measure
                   M-2ND Senior Ser A, AMBAC,
                   5.70%, 02/15/2010
       8,975,000   Los Angeles Cnty Pub Wrks Fin                      9,548,233
                   Auth, Refunding Flood Ctl
                   Dist, Ser A,
                   5.00%, 03/01/2010
      21,345,000   California Dept of Wtr Res,                       22,883,334
                   Pwr Supply Rev, Ser A,
                   5.25%, 05/01/2010(b)
       2,000,000   University of California Revs,                     2,133,620
                   Ser F, FSA,
                   5.00%, 05/15/2010
         600,000   Los Angeles Dept of Arpts,                           611,136
                   Arpt Rev, FGIC, AMT,
                   5.80%, 05/15/2010

       3,400,000   California State,                                  3,597,880
                   5.00%, 06/01/2010
      11,395,000   California Econ Rec Bds, Ser                      12,167,581
                   A, MBIA,
                   5.00%, 07/01/2010(b)
       1,100,000   California Statewide Cmnty Dev                     1,150,765
                   Auth Rev, Daughters of Charity
                   Hlth, Ser F,
                   5.00%, 07/01/2010
       2,170,000   Los Angeles Cnty Metropolitan                      2,317,126
                   Transp Auth, Sales Tax, Rev,
                   Ref, Proposition C, Second
                   Senior, Ser A, MBIA,
                   5.00%, 07/01/2010
       8,150,000   Metropolitan Wtr Dist of                           8,692,138
                   Southern California, Wtrwrks
                   Rev, Ser B,
                   5.00%, 07/01/2010
         470,000   Etiwanda Sch Dist Cmnty Facs                         472,919
                   Dist No. 3, Ref,
                   4.80%, 08/01/2010
       3,485,000   Oakland Uni Sch Dist, Alameda                      3,713,128
                   Cnty, Election 2000, MBIA,
                   5.00%, 08/01/2010
       7,050,000   Los Angeles Cnty Metropolitan                      7,445,082
                   Transp Auth, Rev, Capital
                   Grant Receipts, Gold Line
                   Proj, Ser A, FGIC,
                   5.00%, 10/01/2010
       2,420,000   California State,                                  2,645,786
                   5.75%, 10/01/2010
      16,860,000   California Econ Rec Bds, Ser                      18,135,965
                   A,
                   5.25%, 01/01/2011
      12,095,000   California Econ Rec Bds, Ser                      13,091,870
                   A, FGIC,
                   5.25%, 01/01/2011
       2,590,000   Taft Pub Fin Auth, Lease Rev,                      2,681,815
                   Cmnty Correctional Fac Proj A,
                   5.95%, 01/01/2011
       1,635,000   Pomona Pub Fin Auth, Rev,                          1,753,538
                   Merged Redev Proj, Ser AH,
                   AMBAC,
                   5.00%, 02/01/2011
       1,000,000   Kern High Sch Dist, Ser A,                         1,131,280
                   MBIA,
                   6.30%, 02/01/2011
       3,000,000   California Statewide Cmnty Dev                     2,962,890
                   Auth, Solid Waste Rev,
                   2.90%, 04/01/2011(a)
       5,165,000   California State,                                  5,497,006
                   5.00%, 04/01/2011
       1,610,000   University of California Revs,                     1,732,763
                   General, Ser A, AMBAC,
                   5.00%, 05/15/2011
       1,515,000   California State,                                  1,613,702
                   5.00%, 06/01/2011
       3,165,000   Los Angeles Dept Wtr & Pwr                         3,400,191
                   Wtrwrks Rev, Ser B, MBIA,
                   5.00%, 07/01/2011
       2,200,000   Los Angeles Uni Sch Dist, Ser                      2,369,180
                   A, MBIA,
                   5.00%, 07/01/2011
       4,590,000   Orange Cnty Pub Fin Auth,                          4,931,083
                   Lease Rev, Ref, MBIA,
                   5.00%, 07/01/2011
       4,155,000   Oakland Uni Sch Dist, Alameda                      4,461,390
                   Cnty, Election 2000, MBIA,
                   5.00%, 08/01/2011
       1,755,000   Fremont Pub Fin Auth, Rev,                         1,736,414
                   Ref, Ser A,
                   3.75%, 09/02/2011

         310,000   Salinas Pub Fin Auth, Rev,                           317,279
                   Ref, Assmt Dists,
                   Refinancing
                   Subordinated, Ser B,
                   5.25%, 09/02/2011
       3,475,000   Los Angeles Cnty Pub Wrks Fin                      3,745,042
                   Auth, Lease Rev, Master Ref
                   Proj, Ser A, MBIA,
                   5.00%, 12/01/2011
       9,400,000   California Dept of Transp,                        10,127,748
                   Rev, Fed Hwy Grant
                   Anticipation Bds, Ser A, FGIC,
                   5.00%, 02/01/2012
       2,205,000   California State,                                  2,355,844
                   5.00%, 02/01/2012
       6,100,000   California State, Various                          6,522,303
                   Purposes,
                   5.00%, 03/01/2012
       2,190,000   California Statewide Cmnty Dev                     2,301,449
                   Auth Rev, Redlands Cmnty Hosp,
                   Ser A, RADIAN,
                   5.00%, 04/01/2012
       1,000,000   California State, Ref, FSA,                        1,080,240
                   5.00%, 05/01/2012
       2,145,000   San Francisco City & Cnty Arpt                     2,200,384
                   Commission, Int'l Arpt Rev,
                   Second Ser 10A, MBIA, AMT,
                   5.45%, 05/01/2012
       2,630,000   University of California, Rev,                     2,850,000
                   Ser B, AMBAC,
                   5.00%, 05/15/2012
       1,405,000   San Francisco City & Cnty,                         1,519,718
                   Laguna Honda Hosp  1999, Ser
                   A, AMBAC,
                   5.00%, 06/15/2012
       6,010,000   California Econ Rec Bds, Ser                       6,514,720
                   A, MBIA,
                   5.00%, 07/01/2012
       2,180,000   Los Angeles Dept Wtr & Pwr                         2,363,076
                   Wtrwrks Rev, Ser B, MBIA,
                   5.00%, 07/01/2012
       1,755,000   Los Angeles Uni Sch Dist, Ser                      1,927,622
                   A, MBIA,
                   5.25%, 07/01/2012
       5,930,000   MSR Pub Pwr Agy, San Juan                          6,157,415
                   Proj, Ref, Ser G, MBIA,
                   5.30%, 07/01/2012
       1,580,000   Oakland Uni Sch Dist, Alameda                      1,706,479
                   Cnty, Election 2000, MBIA,
                   5.00%, 08/01/2012
       1,075,000   Rancho Wtr Dist Fin Auth, Rev,                     1,178,963
                   Ser A, FSA,
                   5.50%, 08/01/2012
       9,420,000   Los Angeles Cnty Metropolitan                     10,044,358
                   Transp Auth, Rev, Capital
                   Grant Receipts, Gold Line
                   Proj, Ser A, FGIC,
                   5.00%, 10/01/2012
       2,460,000   San Francisco City & Cnty Pub                      2,531,094
                   Util Commission, Wtrwrks Rev,
                   Ser A,
                   5.00%, 11/01/2012
       6,750,000   California Dept of Transp,                         7,330,837
                   Rev, Fed Hwy Grant
                   Anticipation Bds, Ser A, FGIC,
                   5.00%, 02/01/2013
       1,295,000   California Statewide Cmnty Dev                     1,369,942
                   Auth Rev, Redlands Cmnty Hosp,
                   Ser A, RADIAN,
                   5.00%, 04/01/2013
      16,480,000   Orange Cnty Pub Fin Auth,                         17,892,501
                   Lease Rev, Ref, MBIA,
                   5.00%, 07/01/2013

       1,335,000   Oakland Uni Sch Dist, Alameda                      1,447,754
                   Cnty, Election 2000, MBIA,
                   5.00%, 08/01/2013
       1,000,000   Loma Linda, Hosp Rev, Loma                         1,053,310
                   Linda Univ Med Ctr, Ser A,
                   5.00%, 12/01/2013
      10,140,000   California Dept of Transp Rev,                    11,052,397
                   Fed Hwy Grant Anticipation
                   Bds, Ser A, FGIC,
                   5.00%, 02/01/2014
       1,525,000   Los Angeles Cnty Metropolitan                      1,665,971
                   Transp Auth, Sales Tax, Rev,
                   Proposition A, First Tier
                   Senior, Ser A, AMBAC,
                   5.00%, 07/01/2014
       5,550,000   Mount San Antonio Cmnty                            5,967,360
                   College Dist, Ref, 2001
                   Election, Ser A, MBIA,
                   5.00%, 08/01/2014
       3,280,000   California State Univ Rev,                         3,585,368
                   Ref, Systemwide, Ser B, AMBAC,
                   5.00%, 11/01/2014
       1,195,000   Culver City Redev Fin Auth,                        1,307,736
                   Tax Alloc, AMBAC,
                   5.50%, 11/01/2014
       6,360,000   Loma Linda, Hosp Rev, Loma                         6,700,705
                   Linda Univ Med Ctr, Ser A,
                   5.00%, 12/01/2014
       2,000,000   San Diego Cnty, COP, Edgemoor                      2,174,660
                   Proj & Regional Sys, AMBAC,
                   5.00%, 02/01/2015
       1,000,000   Santa Clara Redev Agy, Tax                         1,007,020
                   Alloc, Bayshore North Proj,
                   MBIA,
                   5.00%, 06/01/2015
       1,210,000   Los Angeles Cnty Metropolitan                      1,324,769
                   Transp Auth, Sales Tax, Rev,
                   Proposition A, First Tier
                   Senior, Ser A, AMBAC,
                   5.00%, 07/01/2015
       3,090,000   Los Angeles Uni Sch Dist, Ser                      3,383,086
                   E, AMBAC,
                   5.00%, 07/01/2015
       8,785,000   Los Angeles Uni Sch Dist,                          9,797,032
                   Election of 1997, Ser E, MBIA,
                   5.50%, 07/01/2015
         670,000   San Jose Redev Agy, Tax Alloc,                       779,733
                   Merged Area Redev Proj,
                   Unrefunded Balance MBIA,
                   6.00%, 08/01/2015
       2,380,000   Antioch Pub Fin Auth, Lease                        2,596,152
                   Rev, Mun Facs Proj, Ser B,
                   MBIA,
                   5.50%, 01/01/2016
       1,430,000   San Mateo Cnty Transp Dist,                        1,635,949
                   Ser A, MBIA,
                   5.50%, 06/01/2016
       3,035,000   Los Angeles, Ser A, MBIA,                          3,262,716
                   5.00%, 09/01/2016
         790,000   Lincoln Cmnty Facs Dist No.                          831,230
                   2003-1, Spl Tax,
                   5.35%, 09/01/2016
       3,325,000   Munimae Trust, Ser 2001-1,                         3,323,105
                   Class A,
                   4.35%, 10/26/2016
       3,875,000   Munimae Trust, Ser 2001-2,                         3,872,791
                   Class A,
                   4.35%, 10/26/2016
       5,225,000   California State Pub Wrks Brd,                     5,730,937
                   Lease Rev, Dept of Hlth Svcs,
                   Ser A, MBIA,
                   5.75%, 11/01/2016

       7,400,000   California Dept of Wtr Res,                        8,007,170
                   Wtr Rev, Central VY Proj, Ser
                   AC, MBIA,
                   5.00%, 12/01/2016
       3,055,000   Sacramento Cnty Sanitation                         3,092,638
                   Dist Fin Auth, Rev, Ser A,
                   5.60%, 12/01/2016
       2,685,000   Northern California Pwr Agy,                       2,804,832
                   Pub Pwr Rev, Hydro Elec Proj
                   No. 1, Ser A, MBIA,
                   5.00%, 07/01/2017
       1,000,000   California Spl Dists                               1,105,350
                   Association Fin Corp., COP,
                   Ser Z, FSA,
                   5.50%, 08/01/2017
       1,460,000   Santa Fe Springs Cmnty Dev                         1,572,172
                   Commission, Ref, Ser A, MBIA,
                   5.375%, 09/01/2017
       3,130,000   Long Beach Bd Fin Auth, Lease                      3,270,036
                   Rev, Civic Ctr Proj, Ser A,
                   MBIA,
                   5.00%, 10/01/2017
       7,495,000   San Bernardino Cnty, COP, West                     8,177,869
                   Valley Detention Ctr, Ref, Ser
                   A, MBIA,
                   5.25%, 11/01/2017
       1,210,000   Culver City Redev Agy, Tax                         1,327,310
                   Alloc Redev Proj A, MBIA,
                   5.50%, 11/01/2017
       6,390,000   Santa Clara Cnty Fin Auth,                         6,704,516
                   Lease Rev, Ser A, AMBAC,
                   5.00%, 11/15/2017
       5,930,000   Sacramento City Fin Auth, Rev                      6,533,852
                   Capital Impt, Ser A, AMBAC,
                   5.50%, 12/01/2017
       2,420,000   San Francisco City & Cnty Arpt                     2,490,422
                   Commission, Int'l Arpt Rev,
                   Second Ser 15A, FSA, AMT,
                   5.00%, 05/01/2018
       2,000,000   Los Angeles Dept of Wtr & Pwr,                     2,147,580
                   Pwr Sys, Ser A, FSA,
                   5.25%, 07/01/2018
       5,000,000   Los Angeles Dept of Wtr & Pwr,                     5,425,500
                   Pwr Sys, Ser A, MBIA,
                   5.375%, 07/01/2018
       2,000,000   Los Altos Sch Dist, Ser B,                         2,114,300
                   MBIA,
                   5.00%, 08/01/2018
       1,650,000   California State,                                  1,756,920
                   5.25%, 09/01/2018
       2,075,000   Anaheim Pub Fin Auth, Elec Sys                     2,182,734
                   Rev, Distribution Facs, MBIA,
                   5.00%, 10/01/2018
       3,300,000   Metropolitan Wtr Dist of                           3,541,164
                   Southern California, Wtrwrks
                   Rev, Authorization, Ser B-3,
                   MBIA,
                   5.00%, 10/01/2018
       1,500,000   Imperial Irrigation Dist,                          1,572,930
                   California, Elec Sys Rev,
                   MBIA,
                   5.00%, 11/01/2018
       2,105,000   California Ed Facs Auth Rev,                       2,278,789
                   University of the Pacific,
                   5.50%, 11/01/2018
       1,000,000   Culver City Redev Agy, Tax                         1,099,500
                   Alloc Redev Proj A, MBIA,
                   5.50%, 11/01/2018
       5,000,000   California Dept of Wtr Res,                        5,447,150
                   Wtr Sys, Ser Y, FGIC,
                   5.25%, 12/01/2018
       1,440,000   Sacramento City Fin Auth, Rev,                     1,600,574
                   City Hall & Redev Projs, Ser
                   A, FSA,
                   5.375%, 12/01/2018

       3,830,000   Los Angeles, Sanitation                            4,074,814
                   Equipment Charge Rev, Ser A,
                   FSA,
                   5.25%, 02/01/2019
       5,035,000   Anaheim Union High Sch Dist,                       5,584,872
                   Ser A, FSA,
                   5.375%, 08/01/2019
       1,000,000   Antelope Valley Union High Sch                     1,101,680
                   Dist, Ser A, MBIA,
                   5.375%, 08/01/2019
       1,185,000   Tahoe-Truckee Uni Sch Dist                         1,363,011
                   No.1, MBIA,
                   5.50%, 08/01/2019
       1,000,000   Long Beach Bd Fin Auth, Lease                      1,080,130
                   Rev, Pub Safety Facs Projs,
                   AMBAC,
                   5.25%, 11/01/2019
       2,815,000   Los Angeles Cnty, COP,                             3,126,620
                   Antelope Valley Courthouse,
                   Ser A, AMBAC,
                   5.75%, 11/01/2019
       2,630,000   California State Pub Wrks Brd,                     2,839,058
                   Lease Rev, Dept of
                   Corrections, State Prison, Ser
                   A, AMBAC,
                   5.00%, 12/01/2019
       5,000,000   California Dept of Wtr Res,                        5,423,650
                   Wtr Sys, Ser Y, FGIC,
                   5.25%, 12/01/2019
       1,145,000   Los Gatos-Saratoga Joint Union                     1,276,950
                   High Sch Dist, Election of
                   1998, Ser B,
                   5.75%, 12/01/2019
      12,240,000   California State,                                 12,861,425
                   5.00%, 02/01/2020
       4,525,000   Los Angeles, Sanitation                            4,805,686
                   Equipment Charge Rev, Ser A,
                   FSA,
                   5.25%, 02/01/2020
      10,585,000   Golden State Tobacco                              11,026,500
                   Securitization Corp., Tobacco
                   Settlement Rev, Ser A, AMBAC,
                   5.00%, 06/01/2020
       5,530,000   Los Angeles Uni Sch Dist, Ser                      5,914,390
                   A-1, FGIC,
                   5.00%, 07/01/2020
      11,000,000   Los Angeles Uni Sch Dist, Ser                     11,764,610
                   A-2, MBIA,
                   5.00%, 07/01/2020
       2,050,000   Pasadena Uni Sch Dist, Ser B,                      2,185,731
                   FGIC,
                   5.00%, 07/01/2020
       1,440,000   Los Angeles Uni Sch Dist, Ser                      1,555,301
                   A, FSA,
                   5.25%, 07/01/2020
       6,295,000   Los Angeles Dept of Wtr & Pwr,                     6,785,254
                   Pwr Sys, Ser A, MBIA,
                   5.375%, 07/01/2020
       1,910,000   Cotati-Rohnert Park Uni Sch                        2,044,903
                   Dist, Ref, Crossover, FGIC,
                   5.00%, 08/01/2020
       1,900,000   Gilroy Uni Sch Dist, FGIC,                         2,055,078
                   5.25%, 08/01/2020
       1,000,000   San Ramon Valley Uni Sch Dist,                     1,086,900
                   Election 2002, FSA,
                   5.25%, 08/01/2020
       6,340,000   University of California,                          6,580,539
                   Multipurpose Projs, Rev, Ser
                   E, MBIA,
                   5.125%, 09/01/2020
       1,805,000   California State,                                  1,912,470
                   5.25%, 09/01/2020
       1,000,000   Fontana Pub Fin Auth, Tax                          1,073,280
                   Alloc Rev, North Fontana Redev
                   Proj, Ser A, FSA,
                   5.25%, 09/01/2020

       1,000,000   San Mateo Cnty Cmnty College                       1,092,420
                   Dist, 2001 Election, Ser A,
                   FGIC,
                   5.375%, 09/01/2020
       2,075,000   Walnut Pub Fin Auth, Tax Alloc                     2,257,683
                   Rev, AMBAC,
                   5.375%, 09/01/2020
      10,060,000   California State,                                 10,740,660
                   5.25%, 10/01/2020
       2,210,000   Salinas Union High Sch Dist,                       2,393,695
                   Ser A, FGIC,
                   5.25%, 10/01/2020
       2,000,000   Sacramento Fin Auth, Lease                         2,214,340
                   Rev, Ser B,
                   5.40%, 11/01/2020
       1,325,000   Los Gatos-Saratoga Joint Union                     1,477,693
                   High Sch Dist, Election of
                   1998, Ser B,
                   5.75%, 12/01/2020
       9,750,000   Los Angeles Uni Sch Dist,                         10,317,353
                   Election 1997, Ser F, FGIC,
                   5.00%, 07/01/2021
       2,045,000   Metropolitan Wtr Dist of                           2,354,163
                   Southern California, Wtrwrks
                   Rev, Ser A,
                   5.75%, 07/01/2021
       1,100,000   Mammoth Uni Sch Dist, Capital                        556,831
                   Appreciation, MBIA,
                   0.00%, 08/01/2021
       1,920,000   San Ramon Valley Uni Sch Dist,                     2,038,080
                   Election 2002, FSA,
                   5.00%, 08/01/2021
       2,200,000   San Diego Uni Port Dist, Rev,                      2,328,128
                   Ser B, MBIA,
                   5.00%, 09/01/2021
       2,420,000   Salinas Union High Sch Dist,                       2,616,141
                   Ser A, FGIC,
                   5.25%, 10/01/2021
       1,050,000   Long Beach Bd Fin Auth, Lease                      1,126,335
                   Rev, Pub Safety Facs Projs,
                   AMBAC,
                   5.25%, 11/01/2021
       4,340,000   Sacramento Cnty Sanitation                         4,612,812
                   Dist Fin Auth, Rev, Sacramento
                   Regional Cnty Sanitation, Ser
                   A, AMBAC,
                   5.00%, 12/01/2021
       1,100,000   Sacramento Cnty Sanitation                         1,271,600
                   Dist Fin Auth, Rev, FSA,
                   5.50%, 12/01/2021
       2,500,000   California Poll Ctl Fin Auth,                      2,493,975
                   SWDR, Waste Mgmnt, Ser A,
                   3.125%, 01/01/2022(a)
       2,000,000   California Statewide Cmnty Dev                     2,047,040
                   Auth Rev, Daughters of Charity
                   Hlth, Ser G,
                   5.00%, 07/01/2022
       4,835,000   Los Angeles Uni Sch Dist, Ser                      5,104,213
                   A, FSA,
                   5.00%, 07/01/2022
       1,000,000   Mammoth Uni Sch Dist, Capital                        481,430
                   Appreciation, MBIA,
                   0.00%, 08/01/2022
       3,050,000   California State Univ                              3,181,363
                   Headquarters Bldg  Auth, Lease
                   Rev, Ser B, MBIA,
                   5.25%, 09/01/2022
       1,715,000   Long Beach Bd Fin Auth, Lease                      1,844,980
                   Rev, Pub Safety Facs Projs,
                   AMBAC,
                   5.25%, 11/01/2022
       1,300,000   California Dept of Wtr Res,                        1,386,788
                   Wtr Rev, Unrefunded Balance,
                   Ser W, FSA,
                   5.25%, 12/01/2022

       1,315,000   San Diego Cmnty College Dist,                      1,384,879
                   Election 2002, Ser A, FSA,
                   5.00%, 05/01/2023
       1,900,000   Ohlone Cmnty College Dist, Ser                     2,018,731
                   B, FSA,
                   5.00%, 08/01/2023
       1,000,000   California State,                                  1,038,570
                   5.00%, 10/01/2023
       4,355,000   California Poll Ctl Fin Auth,                      4,357,874
                   PCR, Ref, Pacific Gas & Elec,
                   Ser C, FGIC, AMT,
                   3.50%, 12/01/2023
       3,450,000   San Francisco City & Cnty Arpt                     3,578,098
                   Commission, Int'l Arpt Rev,
                   Second Ser 16B, FSA,
                   5.00%, 05/01/2024
       2,320,000   Azusa Uni Sch Dist, FSA,                           2,433,866
                   5.00%, 07/01/2024
       1,280,000   California State, MBIA,                            1,323,239
                   5.00%, 08/01/2024
       1,230,000   Gateway Uni Sch Dist, MBIA,                        1,294,858
                   5.00%, 08/01/2024
       1,425,000   San Ramon Valley Uni Sch Dist,                     1,503,161
                   Election 2002, FSA,
                   5.00%, 08/01/2024
       1,235,000   Lincoln Cmnty Facs Dist No.                        1,319,054
                   2003-1, Spl Tax,
                   5.90%, 09/01/2024
       1,515,000   California State Univ Rev,                         1,587,705
                   Systemwide, Ser A, FGIC,
                   5.00%, 11/01/2024
       1,440,000   Chaffey Cmnty College Dist,                        1,522,958
                   Election of 2002, Ser B, MBIA,
                   5.00%, 06/01/2025
       2,000,000   San Diego Uni Sch Dist,                            2,189,420
                   Capital Appreciation, Election
                   1998 Ser D, FGIC,
                   5.25%, 07/01/2025
       2,075,000   Grossmont-Cuyamaca Cmnty                           2,196,284
                   College Dist, Election of
                   2002, Ser B, FGIC
                   5.00%, 08/01/2025
       2,275,000   Rancho Santiago Cmnty College                      2,408,861
                   Dist, FSA,
                   5.00%, 09/01/2025
       9,995,000   Los Angeles Cmnty College                         10,789,802
                   Dist, Ser A, MBIA,
                   5.00%, 06/01/2026
       1,390,000   Sacramento City Uni Sch Dist,                      1,465,157
                   Election of 2002, MBIA,
                   5.00%, 07/01/2027
         375,000   California Rural Home Mtg Fin                        383,033
                   Auth, SFMR, Mtg-Backed
                   Securities Program, Ser A,
                   GNMA/FNMA,
                   6.55%, 06/01/2030(a)
       3,130,000   California Statewide Cmnty Dev                     3,102,300
                   Auth Rev, Kaiser Permanente,
                   Ser A,
                   2.55%, 08/01/2031(a)
       3,465,000   California Statewide Cmnty Dev                     3,474,459
                   Auth Rev, Kaiser Permanente,
                   Ser C,
                   3.85%, 08/01/2031(a)
       3,170,000   California Statewide Cmnty Dev                     3,152,089
                   Auth Rev, Kaiser Permanente,
                   Ser E,
                   3.875%, 04/01/2032
       5,145,000   California Statewide Cmnty Dev                     5,073,639
                   Auth Rev, Kaiser Permanente,
                   Ser F,
                   2.30%, 04/01/2033
       2,905,000   Fullerton Redev Agy, COP,                          2,957,232
                   Southern California Optometry,
                   RADIAN,
                   5.00%, 04/01/2034

       4,000,000   CSUCI Fin Auth Rev, For Sale                       3,929,080
                   Hsg Construction, Ser A,
                   2.50%, 08/01/2034
       1,520,000   Corona, COP,                                       1,531,157
                   8.00%, 03/01/2015
                   Prerefunded 03/01/2006 @ 100
       1,120,000   University of California Rev,                      1,144,931
                   Hosp Med Ctr, AMBAC,
                   5.75%, 07/01/2024
                   Prerefunded 07/01/2006 @ 101
       5,460,000   Golden State Tobacco                               5,762,812
                   Securitization Corp., Tobacco
                   Settlement Rev, Ser B,
                   5.75%, 06/01/2022
                   Prerefunded 06/01/2008 @ 100
         920,000   Northern California Pwr Agy,                         995,210
                   Pub Pwr Rev, Ser A, AMBAC,
                   5.80%, 07/01/2009
                   Escrowed to Maturity
       1,960,000   California Infrastructure &                        2,150,669
                   Eco Dev Bank Rev,
                   5.50%, 06/01/2022
                   Prerefunded 06/01/2010 @ 101
       1,295,000   Los Angeles Uni Sch Dist, Ser                      1,418,530
                   D, FGIC,
                   5.625%, 07/01/2015
                   Prerefunded 07/01/2010 @ 100
         220,000   California State,                                    237,673
                   5.25%, 09/01/2018
                   Prerefunded 09/01/2010 @ 100
         240,000   California State,                                    259,279
                   5.25%, 09/01/2020
                   Prerefunded 09/01/2010 @ 100
       1,000,000   Kern High Sch Dist,                                1,182,450
                   7.10%, 08/01/2011
                   Escrowed to Maturity
         260,000   California State Dept of Wtr                         284,804
                   Res, Wtr Rev, Ser W, FSA,
                   5.25%, 12/01/2022
                   Prerefunded 12/01/2011 @ 100
         330,000   San Jose Redev Agy, Tax Alloc,                       390,119
                   Merged Area Redev, MBIA,
                   6.00%, 08/01/2015
                   Escrowed to Maturity
      18,235,000   Golden State Tobacco                              20,243,767
                   Securitization Corp., Tobacco
                   Settlement Rev, Enhanced-Asset
                   Backed, Ser B,
                   5.50%, 06/01/2043
                   Prerefunded 06/01/2013 @ 100
       1,000,000   Pittsburg Redev Agy,                               1,450,300
                   Residential Mtg Rev,
                   9.60%, 06/01/2016
                   Escrowed to Maturity
       1,615,000   Metropolitan Wtr Dist of                           1,876,388
                   Southern California, Wtrwrks
                   Rev, Ser A,
                   5.75%, 07/01/2021
                   Escrowed to Maturity
                                                                    -----------
                                                                    867,617,258
                                                                    -----------
Colorado:                                                                  0.05%
         500,000   Denver City & Cnty, Arpt Rev,                        582,230
                   Ser D, AMT,
                   7.75%, 11/15/2013
                                                                    -----------
                                                                        582,230
                                                                    -----------
Florida:                                                                   2.96%
       1,145,000   Monterra CDD, Rev, BAN,                            1,146,477
                   5.00%, 06/01/2006
       1,290,000   Shingle Creek, BAN,                                1,291,974
                   5.125%, 08/01/2006
       4,800,000   Vizcaya Kendall CDD, BAN,                          4,800,912
                   5.125%, 12/01/2006
       1,500,000   ClearWater Cay CDD, BAN,                           1,499,610
                   5.375%, 12/01/2006

         110,000   Fishhawk CDD No. 2, Spl Assmt                        109,845
                   Rev, Ser B,
                   5.00%, 11/01/2007
         735,000   Reunion East CDD, Spl Assmt,                         735,573
                   5.20%, 11/01/2007
         170,000   Vizcaya CDD, Spl Assmt, Ser B,                       170,497
                   5.40%, 11/01/2007
         415,000   Village CDD No. 5, Spl Assmt                         415,979
                   Rev, Ser B,
                   5.00%, 05/01/2008
         380,000   Villasol CDD, Spl Assmt Rev,                         382,052
                   Ser B,
                   5.375%, 05/01/2008
         515,000   Seven Oaks CDD No. 2, Spl                            517,544
                   Assmt Rev, Ser B,
                   5.30%, 11/01/2008
         730,000   Middle Village CDD, Spl Assmt,                       733,431
                   Ser B,
                   5.00%, 05/01/2009
       1,700,000   Meadow Pointe III CDD, Capital                     1,685,278
                   Impt Rev, Ser 2004-1,
                   4.80%, 11/01/2009
         875,000   Paseo CDD, Capital Impt Rev,                         868,551
                   Ser B,
                   4.875%, 05/01/2010
         845,000   Gateway Svcs CDD, Spl Assmt,                         856,475
                   Sun City Ctr, Fort Myers Proj,
                   Ser B,
                   5.50%, 05/01/2010
       2,140,000   Durbin Crossing CDD Spl Assmt,                     2,133,687
                   Ser B-2
                   4.875%, 11/01/2010
         720,000   Lake Ashton II CDD, Capital                          722,729
                   Impt Rev, Ser B,
                   4.875%, 11/01/2010
         700,000   Dupree Lakes CDD, Capital Impt                       700,224
                   Rev,
                   5.00%, 11/01/2010
       2,400,000   Monterra CDD, Spl Assmt, Ser                       2,409,144
                   B,
                   5.00%, 11/01/2010
       1,000,000   Sandy Creek CDD, Spl Assmt,                        1,003,390
                   Ser B,
                   5.00%, 11/01/2010
         875,000   Sterling Hill CDD, Capital                           884,187
                   Impt Rev, Ser B,
                   5.50%, 11/01/2010
         850,000   Concorde Estates CDD, Capital                        852,907
                   Impt Rev, Ser B,
                   5.00%, 05/01/2011
         800,000   Venetian CDD, Capital Impt                           834,288
                   Rev, Ser B,
                   5.95%, 05/01/2012
       1,600,000   Fiddlers Creek CDD No. 2, Spl                      1,652,832
                   Assmt Rev, Ser B,
                   5.75%, 05/01/2013
         915,000   Bartram Park CDD, Spl Assmt,                         918,175
                   4.875%, 05/01/2015
       1,050,000   Tern Bay CDD, Capital Impt                         1,064,039
                   Rev, Ser B,
                   5.00%, 05/01/2015
         860,000   Beacon Tradeport CDD,                                918,927
                   Industrial Proj, Ser B,
                   7.125%, 05/01/2022
       2,400,000   Miami Beach Hlth Facs Auth,                        2,693,352
                   Hosp  Rev, Ref, Mount Sinai
                   Med Ctr,
                   6.75%, 11/15/2024
                                                                    -----------
                                                                     32,002,079
                                                                    -----------
Guam:                                                                     0.51%
       1,270,000   Guam  Wtrwrks Auth, Wtr &                          1,289,330
                   Wastewtr Sys Rev,
                   5.00%, 07/01/2012
       2,570,000   Guam  Wtrwrks Auth COP,                            2,708,497
                   5.18%, 07/01/2015
       1,500,000   Guam Wtrwrks Auth, Wtr &                           1,566,210
                   Wastewtr Sys Rev,
                   5.50%, 07/01/2016
                                                                    -----------
                                                                      5,564,037
                                                                    -----------

Illinois:                                                                  0.51%
       1,477,000   Pingree Grove, Spl Svc Area                        1,487,738
                   No. 1 Spl Tax, Cambridge Lakes
                   Proj, Ser 05-1,
                   5.25%, 03/01/2015
       4,450,000   Bolingbrook, Sales Tax Rev,                        3,977,321
                   0.00%, 01/01/2026
                                                                     ----------
                                                                      5,465,059
                                                                     ----------
Michigan:                                                                  0.04%
         415,000   Michigan State Strategic Fund,                       411,066
                   SWDR, Ltd. Oblig Waste Mgmnt,
                   3.00%, 12/01/2013(a)
                                                                     ----------
                                                                        411,066
                                                                     ----------
Nevada:                                                                    0.68%
       1,645,000   North Las Vegas Spl Impt Dist                      1,653,258
                   No. 60, Aliante,
                   3.90%, 12/01/2006
       1,775,000   Henderson Local Impt Dist No.                      1,770,953
                   T-14,
                   3.75%, 03/01/2007
       1,620,000   Las Vegas Spl Impt Dist No.                        1,630,044
                   607, Local Impt Bds,
                   4.80%, 06/01/2009
       2,000,000   Clark Cnty Spl Impt Dist No.                       2,023,780
                   142,
                   5.30%, 08/01/2011
         325,000   Henderson Local Impt Dist No.                        325,341
                   T-16,
                   4.75%, 03/01/2013
                                                                     ----------
                                                                      7,403,376
                                                                     ----------
New York:                                                                  2.38%
       5,040,000   New York City, Ser G,                              5,319,670
                   5.00%, 08/01/2010
       2,160,000   New York City, Ser H,                              2,279,858
                   5.00%, 08/01/2010
      15,365,000   New York City, Ser G,                             16,298,577
                   5.00%, 08/01/2011
       1,700,000   New York City, Ser H,                              1,803,292
                   5.00%, 08/01/2011
                                                                     ----------
                                                                     25,701,397
                                                                     ----------
North Carolina:                                                            0.35%
       3,580,000   North Carolina Eastern Mun Pwr                     3,823,046
                   Agy, Pwr Sys Rev, Ref, Ser C,
                   5.30%, 01/01/2015
                                                                     ----------
                                                                      3,823,046
                                                                     ----------
Ohio:                                                                      0.27%
       2,865,000   Columbiana Cnty Port Auth,                         2,887,433
                   Solid Waste Facs Rev, Liberty
                   Waste Transp LLC Proj, Ser A,
                   AMT,
                   7.00%, 08/01/2021
                                                                     ----------
                                                                      2,887,433
                                                                     ----------
Pennsylvania:                                                              0.32%
       3,415,000   Beaver Cnty Industrial Dev                         3,442,320
                   Auth, PCR, Clevel & Elec Proj,
                   3.75%, 10/01/2030(a)
                                                                     ----------
                                                                      3,442,320
                                                                     ----------

Puerto Rico:                                                               6.35%
       3,015,000   Puerto Rico Elec Pwr Auth, Pwr                     3,062,577
                   Rev, Ref, Ser Y, MBIA,
                   6.50%, 07/01/2006
       2,870,000   Puerto Rico Commonwealth,                          3,018,982
                   MBIA,
                   5.50%, 07/01/2008
       2,500,000   Puerto Rico Pub Bldg Auth, Rev                     2,635,700
                   Guaranteed, Ser L, FSA,
                   5.60%, 07/01/2008
       2,000,000   Puerto Rico Commonwealth,                          2,150,240
                   FGIC,
                   5.25%, 07/01/2010
         885,000   Puerto Rico Hwy & Transp Auth,                       960,614
                   Transp Rev, Ser A, AMBAC,
                   5.50%, 07/01/2010
       3,915,000   Puerto Rico Mun Fin Agy, Ser                       4,108,675
                   A,
                   5.00%, 08/01/2010
       5,790,000   Puerto Rico Mun Fin Agy, Ref,                      6,286,956
                   Ser C, FSA,
                   5.00%, 08/01/2013
       4,890,000   Puerto Rico Commonwealth, Ref,                     5,012,886
                   Pub Impt, Ser C,
                   5.00%, 07/01/2018
      30,120,000   Puerto Rico Hwy & Transp Auth,                    31,968,765
                   Hwy Rev, Ref, Ser AA, FSA,
                   5.00%, 07/01/2026
       4,130,000   Puerto Rico Pub Fin Corp.,                         4,468,164
                   Commonwealth Appropriation,
                   Ser A, MBIA,
                   5.25%, 08/01/2029
       3,215,000   Puerto Rico Commonwealth, Ref,                     3,346,783
                   Ser A,
                   5.00%, 07/01/2030
       1,615,000   Puerto Rico Hwy & Transp Auth,                     1,757,185
                   Transp Rev, Ser A, AMBAC,
                   5.50%, 07/01/2010
                   Escrowed to Maturity
                                                                  -------------
                                                                     68,777,527
                                                                  -------------

Trust Territories:                                                         0.27%
       2,745,000   Northern Mariana Islands,                          2,901,026
                   Commonwealth, Ser A, ACA,
                   6.00%, 06/01/2014
                                                                  -------------
                                                                      2,901,026
                                                                  -------------
Virginia:                                                                  0.55%
       3,280,000   Louisa Industrial Dev Auth,                        3,353,111
                   PCR, Elec & Pwr Co.,
                   5.25%, 12/01/2008(a)
       1,190,000   Broad Street Cmnty Dev Auth,                       1,313,831
                   Rev,
                   7.125%, 06/01/2015
       1,250,000   Celebrate Cmnty Dev Auth, Spl                      1,325,975
                   Assmt Rev, North Virginia
                   Proj, Ser B,
                   6.25%, 03/01/2018
                                                                  -------------
                                                                      5,992,917
                                                                  -------------
Virgin Islands:                                                            0.09%
       1,000,000   Virgin Islands Pub Fin Auth                        1,011,610
                   Rev, Fed Hwy Reimb Loan Note,
                   FSA,
                   5.00%, 09/01/2006
                                                                  -------------
                                                                      1,011,610
                                                                  -------------
West Virginia:                                                             0.23%
       2,500,000   Putnam Cnty, West Virginia,                        2,464,450
                   PCR, Appalachian Pwr Co. Proj,
                   Ser E,
                   2.80%, 05/01/2019(a)
                                                                  -------------
                                                                      2,464,450
                                                                  -------------
Total Long -Term Municipal Bonds
(Cost $1,024,307,358)                                             1,036,849,529
                                                                  -------------
SHORT-TERM MUNICIPAL NOTES:                                                2.81%
California:                                                                2.30%
       1,390,000   Contra Costa Cnty, Tax & Rev                       1,405,387
                   Anticipation Notes,
                   4.50%, 12/07/2006
       3,000,000   California State Dept of  Wtr                      3,000,000
                   Res Pwr Supply Rev, Ser B-3,
                   3.65%, 05/01/2022
       2,200,000   California State Dept of Wtr                       2,200,000
                   Res, Pwr Supply Rev, Ser B-2
                   3.75%, 05/01/2022
       3,500,000   California Econ Rec Bds, Ser                       3,500,000
                   C-1,
                   3.75%, 07/01/2023
       1,400,000   California Statewide Cmnty Dev                     1,400,000
                   Auth, COP, Tax Exempt,
                   4.45%, 05/15/2029
       3,500,000   California State, Ser A-2,                         3,500,000
                   3.75%, 05/01/2033
       1,350,000   Los Angeles Dept of  Wtr &                         1,350,000
                   Pwr, Rev, SubSer B-3,
                   3.73%, 07/01/2034
       8,600,000   Sacramento Cnty Sanitation                         8,587,014
                   Dist Fin Auth Rev, Sub-Lien,
                   Regional Cnty B-4,
                   2.95%, 12/01/2039
                                                                  -------------
                                                                     24,942,401
                                                                  -------------

Louisiana:                                                                 0.51%
       5,630,000   New Orleans, Sewage Svc Rev,                       5,458,567
                   BAN,
                   3.00%, 07/26/2006
                                                                 --------------
                                                                      5,458,567
                                                                 --------------
Total Short-Term Municipal Notes
(Cost $30,585,300)                                                   30,400,968
                                                                 --------------
INVESTMENT SUMMARY
Total Investments (Cost
$1,054,892,658)(c)                                       98.59%  $1,067,250,497
Cash and Other Assets, Less
Liabilities                                               1.41       15,283,123
                                                        ------   --------------
Net Assets                                              100.00%  $1,082,533,620
                                                        ======   ==============

--------------------------------------------------------------------------------
INTEREST RATE SWAP CONTRACTS
--------------------------------------------------------------------------------

                                                                                               Unrealized
  Notional                                   Rate                                            Appreciation/
   Amount     Description                  Received         Rate Paid     Termination Date    Depreciation
----------------------------------------------------------------------------------------------------------
$43,700,000   Goldman Sachs Interest       Variable*        76.48% of        02/03/2006        $(16,152)
              Rate Swap                                  1 Month LIBOR+
 43,700,000   Merrill Lynch Interest       85.10% of        Variable*        02/03/2006          47,997
              Rate Swap                 1 Month LIBOR+
  5,400,000   Morgan Stanley Interest       3.081%          Variable*        04/06/2006             230
              Rate Swap
  5,400,000   Goldman Sachs Interest        3.283%          Variable*        07/05/2006            (805)
              Rate Swap ++
  5,400,000   Morgan Stanley Interest       3.217%          Variable*        10/06/2006          (2,291)
              Rate Swap
  5,400,000   Goldman Sachs Interest        3.405%          Variable*        01/05/2007             540
              Rate Swap ++
  9,800,000   JP Morgan Interest            2.988%          Variable*        04/05/2007         (46,835)
              Rate Swap
 10,300,000   Citi Group Interest           2.962%          Variable*        06/22/2007         (67,261)
              Rate Swap

* Variable interest based on the BMA (Bond Market Association) Municipal Swap Index, which fluctuates weekly.

+    Interest based on LIBOR (London Interbank Offered Rate).

++ Represents a forward interest rate swap whose effective date for the exchange of cash flows is January 5, 2006.

(a)  Variable Rate coupon, rate shown as of December 31, 2005.

(b) Represents entire or partial position segregated as collateral for interest rate swap.

(c) At December 31, 2005, the cost basis of investment securities owned was substantially idential for both book and tax. Gross unrealized appreciation of investments was $18,550,015 and gross unrealized depreciation of investments was $6,192,176, resulting in net unrealized appreciation of $12,357,839 (excluding swap transactions).

Glossary of Terms:
     ACA - American Capital Access
     AMT - Subject to Alternative Minimum Tax.
     AMBAC-American Municipal Bond Assurance Corporation
     BAN - Bond Anticipation Notes
     CDD - Community Development District
     COP - Certificate of Participation
     CSUCI-California State University Channel Islands
     FGIC-Financial Guaranty Insurance Company
     FNMA-Federal National Mortgage Association
     FSA-Financial Security Assurance, Inc.
     GNMA - Government National Mortgage Association
     MBIA-Municipal Bond Investors Assurance Corporation
     PCR - Pollution Control Revenue
     RADIAN - Radian Group, Inc.
     SFMR - Single Family Mortgage Revenue
     SWDR - Solid Waste Disposal Revenue

SANFORD C. BERNSTEIN FUND, INC.
SCHEDULE OF INVESTMENTS
NEW YORK MUNICIPAL PORTFOLIO
December 31, 2005 (Unaudited)

Principal Amount   Description                                     Market Value
----------------   -----------                                     ------------
LONG -TERM MUNICIPAL BONDS:                                               97.37%
Arizona:                                                                   0.13%
         805,000   Watson Road Cmnty Facs Dist,                     $   806,023
                   Spl Assessment Rev,
                   4.70%, 07/01/2009
       1,110,000   Pima Cnty, IDA, Horizon Cmnty                      1,086,579
                   Learning Center,
                   4.45%, 06/01/2014
                                                                    -----------
                                                                      1,892,602
                                                                    -----------
California:                                                                2.29%
       1,270,000   California State Department                        1,328,420
                   Wtr Resources, Pwr Supply, Ser A,
                   5.50%, 05/01/2008
      20,105,000   California State Department                       21,348,293
                   Wtr Resources, Pwr Supply, Ser A,
                   5.50%, 05/01/2009
       3,075,000   California Statewide Cmnty Dev                     3,057,626
                   Auth, Kaiser Permanente, Ser E,
                   3.875%, 04/01/2032 (a)
       6,925,000   California Statewide Cmnty Dev                     6,828,951
                   Auth, Rev, Kaiser Permanente,
                   Ser F,
                   2.30%, 04/01/2033 (a)
                                                                    -----------
                                                                     32,563,290
                                                                    -----------
Colorado:                                                                  0.28%
       1,000,000   Denver City & Cnty, Airport                        1,164,460
                   Rev, Ser D, AMT,
                   7.75%, 11/15/2013
       2,765,000   Todd Creek Farms Metropolitan                      2,740,723
                   Dist No. 1, Wtr Rev, Ref &
                   Impt,
                   5.60%, 12/01/2014
                                                                    -----------
                                                                      3,905,183
                                                                    -----------
Florida:                                                                   3.45%
       1,550,000   Monterra CDD, BAN,                                 1,551,999
                   5.00%, 06/01/2006
       1,600,000   Shingle Creek, BAN,                                1,602,448
                   5.125%, 08/01/2006
         220,000   Fishhawk CDD No. 2, Spl                              219,690
                   Assessment Rev, Ser B,
                   5.00%, 11/01/2007
       1,375,000   Meadow Pointe IV CDD, Florida,                     1,374,656
                   Capital Impt Rev, Ser B,
                   5.125%, 11/01/2007
       1,120,000   Reunion East CDD, Spl                              1,120,874
                   Assessment,
                   5.20%, 11/01/2007
         360,000   Meadow Pointe III CDD, Capital                       360,778
                   Impt, Ser B,
                   5.25%, 11/01/2007

         270,000   Vizcaya CDD, Spl Assessment,                         270,788
                   Ser B,
                   5.40%, 11/01/2007
         625,000   Village CDD No. 5, Spl                               626,475
                   Assessment Rev, Ser B,
                   5.00%, 05/01/2008
         730,000   Middle Village CDD, Spl                              733,431
                   Assessment, Ser B,
                   5.00%, 05/01/2009
       1,240,000   Overoaks CDD, Capital Impt                         1,245,915
                   Rev, Ser B,
                   5.125%, 05/01/2009
       1,060,000   Live Oak CDD Number 002, Spl                       1,061,675
                   Assessment, Ser B,
                   5.00%, 11/01/2009
       1,720,000   Fishhawk CDD No. 2, Spl                            1,726,261
                   Assessment Rev, Ser B,
                   5.125%, 11/01/2009
       1,185,000   Gateway Svcs CDD, Spl Sun City                     1,201,092
                   Center Fort Meyers Proj B,
                   5.50%, 05/01/2010
       2,700,000   Durbin Crossing CDD, Spl                           2,692,035
                   Assessment, Ser B-2
                   4.875%, 11/01/2010
         940,000   Dupree Lakes CDD,                                    940,301
                   5.00%, 11/01/2010
       2,965,000   Monterra CDD, Spl Assessment,                      2,976,296
                   Ser B,
                   5.00%, 11/01/2010
       4,910,000   Sandy Creek CDD, Spl                               4,926,645
                   Assessment, Ser B,
                   5.00%, 11/01/2010
         875,000   Sterling Hill CDD, Capital                           884,188
                   Impt Rev, Ser B,
                   5.50%, 11/01/2010
       1,110,000   Concorde Estates CDD, Capital                      1,113,796
                   Impt Rev, Ser B,
                   5.00%, 05/01/2011
       2,635,000   Hammock Bay CDD, Spl                               2,637,266
                   Assessment Rev, Ser B,
                   5.375%, 05/01/2011
       1,200,000   Venetian CDD, Capital Impt                         1,251,432
                   Rev, Ser B,
                   5.95%, 05/01/2012
       2,400,000   Fiddlers Creek CDD No. 2, Spl                      2,479,248
                   Assessment Rev, Ser B,
                   5.75%, 05/01/2013
       2,510,000   Parkway Center CDD, Spl                            2,607,538
                   Assessment, Ref, Ser B,
                   5.625%, 05/01/2014
       3,500,000   CFM CDD, Rev, Capital Impt,                        3,605,945
                   Ser B,
                   5.875%, 05/01/2014

       1,210,000   Bartram Park CDD, Spl                              1,214,199
                   Assessment,
                   4.875%, 05/01/2015
       2,000,000   West Villages Impt Dist, Rev                       2,009,200
                   Spl Assessment, Unit Of Dev No 2,
                   5.35%, 05/01/2015
       1,330,000   Beacon Tradeport CDD, Spl                          1,421,132
                   Assesment Industrial Proj, Ser B,
                   7.125%, 05/01/2022
       1,420,000   Midtown Miami CDD, Spl                             1,481,543
                   Assessment Rev, Ser A,
                   6.00%, 05/01/2024
       3,300,000   Miami Beach, Hlth Facs Auth,                       3,703,359
                   Hosp Rev, Ref, Mount Sinai
                   Medical Center,
                   6.75%, 11/15/2024
                                                                    -----------
                                                                     49,040,205
                                                                    -----------
Guam:                                                                      0.41%
       2,160,000   Guam Wtrworks Auth, Wtr And                        2,198,189
                   Wastewtr Syss Rev,
                   5.00%, 07/01/2011
       3,445,000   Guam Government, Wtrworks                          3,630,651
                   Auth, COP,
                   5.18%, 07/01/2015
                                                                    -----------
                                                                      5,828,840
                                                                    -----------
Illinois:                                                                  0.26%
       2,000,000   Bolingbrook, Sales Tax Rev,                        1,794,960
                   5.75%, 01/01/2015
       1,938,000   Pingree Grove, Spl Svc Area                        1,952,089
                   No. 1, CamBrdg Lakes Proj, Ser
                   05-1,
                   5.25%, 03/01/2015
                                                                    -----------
                                                                      3,747,049
                                                                    -----------
Nevada:                                                                    0.63%
       2,945,000   Clark Cnty, Spl Impt Dist No.                      2,952,569
                   142,
                   4.75%, 08/01/2009
       1,050,000   North Las Vegas Local Impt                         1,087,684
                   Dist No. 60, Aliante,
                   5.00%, 12/01/2009
       1,905,000   Las Vegas Spl Impt Dist No.                        1,920,392
                   607, Local Impt Bonds,
                   5.00%, 06/01/2010
         990,000   North Las Vegas Local Impt                         1,026,066
                   Dist No. 60, Aliante,
                   5.25%, 12/01/2010
         550,000   Henderson Local Impt Dists No.                       549,032
                   T-16,
                   4.625%, 03/01/2012
       1,395,000   Las Vegas Spl Impt Dist No.                        1,427,908
                   607, Local Impt Bonds,
                   5.35%, 06/01/2012
                                                                    -----------
                                                                      8,963,651
                                                                    -----------
New York:                                                                 84.87%
       1,000,000   New York City, Ser I,                              1,008,220
                   6.25%, 04/15/2006

       1,700,000   Schenectady, BAN,                                  1,695,512
                   5.25%, 05/26/2006
       9,175,000   New York City, Ser G,                              9,263,539
                   5.00%, 08/01/2006
       1,255,000   New York State Env Facs Corp.,                     1,259,505
                   State Revolving Fund, Ser 92-B,
                   6.35%, 09/15/2006
       1,205,000   Port Auth of New York & New                        1,232,667
                   Jersey, Spl Oblig Rev, MBIA,
                   6.00%, 12/01/2006
       4,240,000   New York State Dorm Auth, City                     4,311,189
                   Univ Sys Rev, Consolidated 5th
                   Gen Ser A,
                   5.00%, 01/01/2007
       1,495,000   New York City IDA, Spl Facs                        1,497,168
                   Rev, Terminal One Group
                   Association, Limited
                   Partnership Proj, AMT,
                   6.00%, 01/01/2007
       1,300,000   Westchester Cnty, Ser A,                           1,348,776
                   6.75%, 02/01/2007
       2,000,000   New York State Dorm Auth,                          2,038,700
                   Mental Hlth Svcs Facs, Ser D-1,
                   5.00%, 02/15/2007
       2,000,000   New York State Dorm Auth,                          2,056,600
                   State Univ, Ser B, FGIC,
                   5.375%, 05/15/2007
          15,000   New York State Env Facs Corp.,                        15,168
                   State Wtr Revolving Fund, New
                   York City Mun Wtr, Ref, Ser A,
                   5.75%, 06/15/2007
       1,305,000   New York State Dorm Auth,                          1,314,944
                   Kateri Residence,
                   4.00%, 07/01/2007
       4,000,000   Westchester Cnty IDA, Resource                     4,025,120
                   Recovery Rev, Ser A, AMBAC,
                   5.60%, 07/01/2007
       1,015,000   New York State Dorm Auth, City                     1,046,678
                   Univ, Ser 2,
                   5.75%, 07/01/2007
       1,290,000   New York State Dorm Auth,                          1,337,446
                   Columbia Univ,
                   5.75%, 07/01/2007
       2,200,000   New York City, Ser A,                              2,254,406
                   5.00%, 08/01/2007
       4,320,000   New York City, Ref, Ser G,                         4,443,250
                   5.25%, 08/01/2007
         500,000   New York City, Ser 98F,                              516,160
                   5.50%, 08/01/2007
       1,265,000   New York City, Ser B, AMBAC,                       1,342,924
                   7.25%, 08/15/2007
       1,130,000   New York State Hsg Fin Agy,                        1,155,708
                   Hlth Facs, New York City, Ser A,
                   6.00%, 11/01/2007

       6,800,000   Dutchess Cnty, Resource                            6,746,824
                   Recovery Agy, Solid Waste
                   Syss, BAN,
                   3.65%, 12/28/2007
       2,670,000   New York City IDA, Spl Fac Rev                     2,727,218
                   Terminal One Group Association
                   Proj.,
                   5.00%, 01/01/2008
       1,560,000   New York City Trans Auth, COP,                     1,626,768
                   Ser A, AMBAC,
                   5.50%, 01/01/2008
       1,345,000   Babylon, Ser A, AMBAC,                             1,501,921
                   9.20%, 01/15/2008
       3,770,000   New York State Dorm Auth,                          3,884,759
                   Mental Hlth Svcs Facs, Ser C-1,
                   5.00%, 02/15/2008
       1,000,000   New York State Dorm Auth,                          1,035,640
                   Brookdale Hosp Rev, Ref, Ser
                   J, AMBAC,
                   5.125%, 02/15/2008
       2,750,000   New York State Twy Auth, Hwy &                     2,863,465
                   Brdg Trust Fund, Ser A, FSA,
                   5.25%, 04/01/2008
       3,035,000   New York State Local                               3,161,499
                   Government Assistance Corp.,
                   Ser A,
                   6.00%, 04/01/2008
       1,000,000   Suffolk Cnty Wtrworks Auth,                        1,040,800
                   MBIA,
                   5.10%, 06/01/2008
       3,600,000   New York City, Ser 04G,                            3,736,116
                   5.00%, 08/01/2008
       1,775,000   New York City, Ser I,                              1,842,113
                   5.00%, 08/01/2008
       4,575,000   New York State, Ser B, AMBAC,                      4,635,115
                   5.625%, 08/15/2008
      11,570,000   Port Auth of New York & New                       12,093,658
                   Jersey, Consolidated 126th
                   Ser, FGIC,
                   5.25%, 11/15/2008
       2,090,000   Port Auth of New York & New                        2,225,369
                   Jersey, Spl Oblig Rev, MBIA,
                   6.25%, 12/01/2008
       7,985,000   MTA, New York, Svc Contract,                       8,368,360
                   Ser B, FGIC,
                   5.00%, 01/01/2009
       3,075,000   New York City IDA, Spl Fac Rev                     3,164,298
                   Terminal One Group Association
                   Proj.,
                   5.00%, 01/01/2009
       1,900,000   New York State Dorm Auth,                          1,986,754
                   Lease Rev, Mun Hlth Facs Impt
                   Program, Ser 1, FSA,
                   5.00%, 01/15/2009
       6,060,000   New York City TFA, Ser C,                          6,351,062
                   5.00%, 02/15/2009
       3,775,000   New York State Dorm Auth,                          3,930,228
                   Mental Hlth Svcs Facs, Ser C-1,
                   5.00%, 02/15/2009

       2,000,000   New York State Dorm Auth,                          2,082,240
                   Mental Hlth Svcs Facs, Ser D-1,
                   5.00%, 02/15/2009
         460,000   New York State Dorm Auth,                            480,130
                   Mental Hlth Svcs, Ser A,
                   5.70%, 02/15/2009
       1,505,000   New York State Dorm Auth,                          1,632,759
                   Mental Hlth Svcs Facs, Ser B,
                   6.50%, 02/15/2009
       1,290,000   New York State Dorm Auth,                          1,355,906
                   State Personal Income Tax Rev,
                   Ser A, FGIC,
                   5.00%, 03/15/2009
       1,605,000   New York State Hsg Fin Agy,                        1,677,578
                   Svc Contract Rev, Ser K,
                   5.00%, 03/15/2009
       4,780,000   New York State Twy Auth, Local                     5,003,513
                   Hwy & Brdg Svc Contract, Ser A,
                   5.00%, 03/15/2009
       5,775,000   New York State Twy Auth Rev,                       6,039,553
                   Local Hwy & Brdg Svc Contract,
                   5.00%, 04/01/2009
       9,280,000   New York State Twy Auth, Hwy &                     9,760,425
                   Brdg Trust Fund, Ser B, AMBAC,
                   5.00%, 04/01/2009
       4,550,000   Long Island Pwr Auth, Electric                     4,813,036
                   Sys Rev, Ser 8, SubSer 8B-RMK,
                   AMBAC,
                   5.25%, 04/01/2009 (a)
       3,445,000   New York State Twy Auth, Svc                       3,629,135
                   Contract Rev, Ser A-2, MBIA,
                   5.375%, 04/01/2009
         800,000   Onondaga Cnty, Unrefunded                            858,224
                   Balance,
                   5.70%, 04/01/2009
       1,980,000   Suffolk Cnty, Ref, Ser B, FSA,                     2,084,366
                   5.00%, 05/01/2009
       1,065,000   New York State Dorm Auth,                          1,138,922
                   State Univ Rev, Edu Facs, Ser A,
                   MBIA,
                   5.50%, 05/15/2009
       4,055,000   New York State Dorm Auth,                          4,336,457
                   State Univ Rev, Ser A, FGIC,
                   5.50%, 05/15/2009
       7,500,000   Long Island Pwr Auth, Electric                     7,818,825
                   Sys Rev, Ser A,
                   5.00%, 06/01/2009
       3,485,000   Tobacco Settlement Financing                       3,635,413
                   Corp., Tobacco Settlement,
                   Asset Backed, Ser A-1,
                   5.00%, 06/01/2009
       4,600,000   New York State Env Facs Corp.,                     4,860,222
                   State Revolving Fund, Ser K,
                   5.00%, 06/15/2009
       1,005,000   New York State Dorm Auth,                          1,059,170
                   Jewish Board of Family &
                   Children, AMBAC,
                   5.00%, 07/01/2009

       8,135,000   New York State Dorm Auth, City                     8,639,939
                   Univ Sys Rev, Consolidated 4th
                   Gen Ser A, MBIA,
                   5.25%, 07/01/2009
       3,630,000   New York State Dorm Auth, City                     3,831,683
                   Univ Rev, Ser A, AMBAC,
                   5.75%, 07/01/2009
       2,000,000   New York State Dorm Auth, City                     2,111,120
                   Univ Rev, Ser A, FSA,
                   5.75%, 07/01/2009
       1,125,000   New York State Dorm Auth, City                     1,187,505
                   Univ, Ser A,
                   5.75%, 07/01/2009
      15,095,000   New York City, Ser G,                             15,812,616
                   5.00%, 08/01/2009
       2,000,000   New York City, Ser I,                              2,095,080
                   5.00%, 08/01/2009
       1,730,000   New York City, Ser A,                              1,826,620
                   5.25%, 08/01/2009
      18,135,000   New York City, Ser G,                             19,298,542
                   5.50%, 08/01/2009
       1,550,000   Babylon, Waste Facs, FGIC,                         1,830,426
                   9.00%, 08/01/2009
      17,340,000   New York City Hsg Dev Corp.,                      17,363,756
                   MFHR Amt-Hsg, Ser L,
                   3.85%, 11/01/2009
      10,000,000   New York City TFA, Future Tax                     10,564,800
                   Secured, SubSer D-1,
                   5.00%, 11/01/2009
       3,345,000   New York City, Ser D,                              3,699,637
                   MBIA-IBC,
                   6.50%, 11/01/2009
       2,000,000   MTA, Dedicated Tax Fund, Ser A,                    2,118,500
                   FSA,
                   5.00%, 11/15/2009
       6,270,000   Port Auth of New York & New                        6,695,545
                   Jersey, Consolidated 126th
                   Ser, FGIC,
                   5.50%, 11/15/2009
       1,100,000   Long Island Pwr Auth, Electric                     1,183,787
                   Sys Rev, Ser A, AMBAC,
                   5.50%, 12/01/2009
       1,090,000   Nassau Cnty, Ser G, MBIA,                          1,169,276
                   5.40%, 01/15/2010
       1,285,000   New York City TFA, Future Tax                      1,362,537
                   Secured, Ser E, MBIA-IBC,
                   5.00%, 02/01/2010
       1,880,000   New York City TFA, Future Tax                      2,025,192
                   Secured, Ser B,
                   5.50%, 02/01/2010
       9,475,000   New York City Hlth & Hosp                         10,014,507
                   Corp., Hlth Sys Rev, Ref, Ser
                   A, AMBAC,
                   5.00%, 02/15/2010
       2,825,000   New York State Dorm Auth,                          2,971,476
                   Mental Hlth Svcs Facs, Ser C-1,
                   5.00%, 02/15/2010
       5,750,000   New York City, Ser J,                              6,053,312
                   5.00%, 03/01/2010
       3,150,000   New York State Dorm Auth,                          3,375,855

                   State Personal Income Tax Rev,
                   Ser A, FGIC,
                   5.25%, 03/15/2010
       3,290,000   Long Island Pwr Auth, Electric                     3,489,341
                   Sys Rev, AMBAC,
                   5.00%, 04/01/2010
       7,925,000   New York State Local                               8,405,176
                   Government Assistance Corp.,
                   Ref, Sub Lien, Ser A-2,
                   5.00%, 04/01/2010
       1,050,000   New York State Twy Auth, Local                     1,119,856
                   Hwy & Brdg Svc Contract, MBIA,
                   5.10%, 04/01/2010
       2,220,000   Erie Cnty IDA, Sch Fac Rev,                        2,361,547
                   Sch Dist of the City of
                   Buffalo, FSA,
                   5.00%, 05/01/2010
       1,730,000   New York State Env Facs Corp.,                     1,778,717
                   State Wtr Revolving Fund, Ser A,
                   4.95%, 06/15/2010
       4,760,000   New York City Mun Wtr Fin                          5,051,407
                   Auth, Ser D,
                   5.00%, 06/15/2010
       1,395,000   New York City Mun Wtr Fin                          1,545,228
                   Auth, New York, Ser A,
                   6.00%, 06/15/2010
       1,145,000   New York State Dorm Auth, Univ                     1,219,196
                   Rev, Ser A, MBIA,
                   5.00%, 07/01/2010
       6,680,000   MTA, Svc Contract, Ser B,                          7,244,928
                   FGIC,
                   5.50%, 07/01/2010
       1,120,000   Nassau Cnty, Combined Sewer                        1,212,299
                   Dists, Ser A, AMBAC,
                   5.50%, 07/01/2010
       3,655,000   New York State Dorm Auth,                          4,009,791
                   Columbia Univ, Ser A,
                   5.75%, 07/01/2010
       4,130,000   New York City, Ser A,                              4,359,174
                   5.00%, 08/01/2010
       2,615,000   New York City, Ser B,                              2,760,106
                   5.00%, 08/01/2010
       1,100,000   New York City, Ser B,                              1,161,039
                   5.00%, 08/01/2010
       1,540,000   New York City, Ser G,                              1,625,454
                   5.00%, 08/01/2010
       5,265,000   New York City, Ser I,                              5,557,155
                   5.00%, 08/01/2010
       7,800,000   New York City TFA, Future Tax                      8,314,644
                   Secured, SubSer D-1,
                   5.00%, 11/01/2010
         610,000   Nassau Cnty IDA, North Shore                         636,260
                   Hlth Sys Proj, Ser C,
                   5.625%, 11/01/2010
      10,150,000   MTA, Transportation Rev, Ref,                     10,848,117
                   Ser E, MBIA,
                   5.00%, 11/15/2010

      12,530,000   Port Auth of New York & New                       13,524,381
                   Jersey, Consolidated 126th
                   Ser, FGIC,
                   5.50%, 11/15/2010
       7,950,000   Yonkers, Ref, Ser A, MBIA,                         8,464,524
                   5.00%, 12/01/2010
       8,380,000   New York State Twy Auth, Gen                       8,950,845
                   Rev, Ser F, AMBAC,
                   5.00%, 01/01/2011
       2,310,000   New York State UDC.,                               2,488,101
                   Correctional Ref, Ser A, XLCA,
                   5.25%, 01/01/2011
       1,490,000   Triborough Brdg & Tunnel Auth,                     1,647,672
                   Convention Center, Ser E,
                   6.00%, 01/01/2011
       2,860,000   New York State Dorm Auth, St                       3,043,812
                   Personal Income Tax Rev, Edu,
                   Ser F,
                   5.00%, 03/15/2011
       3,870,000   New York State Twy Auth, State                     4,143,338
                   Personal Income Tax Rev, Ser A,
                   FSA,
                   5.00%, 03/15/2011
       4,405,000   New York State Dorm Auth,                          4,819,907
                   State Personal Income Tax,
                   Edu, Ser A, MBIA,
                   5.50%, 03/15/2011
       2,870,000   New York City, Ser M,                              3,041,827
                   5.00%, 04/01/2011
       9,360,000   New York State Local                              10,021,565
                   Government Assistance Corp.,
                   Ref, Sub Lien, Ser A-1, FSA,
                   5.00%, 04/01/2011
       3,000,000   New York State Twy Auth, Hwy &                     3,213,540
                   Brdg Trust Fund, Ser B, FSA,
                   5.00%, 04/01/2011
       4,085,000   Long Island Pwr Auth, Electric                     4,272,420
                   Sys Rev, MBIA,
                   5.125%, 04/01/2011
       3,675,000   New York State Twy Auth,                           3,980,209
                   Second Gen Hwy and Brdg Trust
                   Fund, Ser B, AMBAC,
                   5.25%, 04/01/2011
       4,625,000   New York State Twy Auth, Hwy &                     5,009,106
                   Brdg Trust Fund, Ref, Ser C,
                   MBIA-IBC,
                   5.25%, 04/01/2011
       3,440,000   New York State Twy Auth, Local                     3,735,633
                   Hwy & Brdg Svc Contract Rev,
                   5.50%, 04/01/2011
         770,000   Onondaga Cnty, Unrefunded                            850,011
                   Balance,
                   5.70%, 04/01/2011
       6,485,000   New York State Dorm Auth,                          7,231,618
                   State Univ Edu Facs, Ser A,
                   MBIA-IBC,
                   5.875%, 05/15/2011

       9,700,000   Tobacco Settlement Financing                       9,770,131
                   Corp., Tobacco Settlement,
                   Asset-Backed, Ser A-1,
                   5.00%, 06/01/2011
       6,025,000   New York City Mun Wtr Fin                          6,469,344
                   Auth, Wtr & Sewer Sys Rev, Ser
                   D, FSA,
                   5.00%, 06/15/2011
       8,280,000   New York State Env Facs Corp.,                     8,911,930
                   State Revolving Fund, Ser K,
                   5.00%, 06/15/2011
       1,000,000   New York City Mun Wtr Fin                          1,080,380
                   Auth, Ref, Ser A,
                   5.25%, 06/15/2011
         745,000   New York State Env Facs Corp.,                       829,371
                   New York City Mun Wtr Fin
                   Auth, Ser A,
                   5.75%, 06/15/2011
       7,480,000   New York State Dorm Auth, Mt.                      7,574,099
                   Sinai, New York Univ Hlth, Ser C,
                   5.00%, 07/01/2011
       1,580,000   New York State Dorm Auth, Univ                     1,693,333
                   Rev, Ser B, MBIA-IBC,
                   5.00%, 07/01/2011
       1,085,000   New York State Dorm Auth,                          1,148,635
                   Medical College, MBIA,
                   5.25%, 07/01/2011
       1,000,000   Nassau Cnty, Ser A, AMBAC,                         1,115,400
                   6.00%, 07/01/2011
       1,000,000   New York City, Ser G,                              1,060,760
                   5.00%, 08/01/2011
       1,080,000   New York City, Ser H,                              1,145,621
                   5.00%, 08/01/2011
       1,030,000   New York City, Ser F,                              1,137,594
                   MBIA-IBC,
                   5.75%, 08/01/2011
       6,395,000   New York City, Ser G,                              7,063,021
                   MBIA-IBC,
                   5.75%, 08/01/2011
          45,000   New York State Dorm Auth,                             48,975
                   Unrefunded Portion, Mental
                   Hlth Svcs, Ser D, FSA,
                   5.75%, 08/15/2011
       7,335,000   New York City TFA, Future Tax                      7,865,687
                   Secured, Ser A-1,
                   5.00%, 11/01/2011
       3,875,000   New York State Dorm Auth, Aids                     4,100,680
                   Long-Term Hlth Care Fac,
                   5.00%, 11/01/2011
       2,120,000   New York City IDA, Civic Facs                      2,122,820
                   Rev, Polytechnic Univ Proj,
                   5.75%, 11/01/2011
       1,865,000   MTA, Dedicated Tax Fund, Ser A,                    2,006,889
                   MBIA,
                   5.00%, 11/15/2011
          40,000   New York State Dorm Auth,                             43,622
                   Unrefunded Portion, Mental
                   Hlth Svcs, Ser D, FSA,
                   5.75%, 02/15/2012
       1,000,000   New York State Twy Auth,                           1,078,710

                   Second Gen Hwy and Brdg Trust
                   Fund, Ser B, FSA,
                   5.00%, 04/01/2012
      13,470,000   New York State Twy Auth,                          14,717,053
                   Second Gen Hwy and Brdg Trust
                   Fund, Ser B, AMBAC
                   5.25%, 04/01/2012
       3,720,000   New York State Twy Auth, Local                     4,076,748
                   Hwy & Brdg Svc Contract,
                   Ser 2002 C,
                   5.50%, 04/01/2012
       3,890,000   New York State Env Facs Corp.,                     3,877,863
                   SWDR, Waste Management Proj,
                   Ser A,
                   2.90%, 05/01/2012 (a)
       8,230,000   New York City Mun Wtr Fin                          9,323,438
                   Auth, Wtr & Sewer Sys Rev, Ser A,
                   AMBAC,
                   5.875%, 06/15/2012
       1,540,000   New York State Dorm Auth, New                      1,729,127
                   York Univ Ser A, MBIA,
                   5.75%, 07/01/2012
       1,000,000   Nassau Cnty, Ser A, FGIC,                          1,129,140
                   6.00%, 07/01/2012
       3,845,000   New York City, Ser G,                              4,094,887
                   5.00%, 08/01/2012
       2,410,000   Yonkers, Ser A, MBIA,                              2,585,424
                   5.00%, 08/01/2012
       1,000,000   New York State Dorm Auth,                          1,057,710
                   Westchester County Court Facs,
                   AMBAC Surety,
                   5.125%, 08/01/2012
      11,630,000   New York City, Ser B, FSA,                        12,644,601
                   5.25%, 08/01/2012
       1,100,000   Albany Cnty, FGIC,                                 1,181,829
                   5.00%, 10/01/2012
       3,420,000   New York City TFA, Ref, Ser A-1                    3,687,854
                   5.00%, 11/01/2012
       1,655,000   New York City IDA, Civic Facs                      1,656,258
                   Rev, Polytechnic Univ Proj,
                   5.75%, 11/01/2012
       7,425,000   MTA Dedicated Tax Fund, Ref,                       8,149,383
                   Ser A, FSA
                   5.25%, 11/15/2012
       4,930,000   New York State Twy Auth, Gen                       5,330,957
                   Rev, Ser F, AMBAC,
                   5.00%, 01/01/2013
       3,815,000   MTA, Svc Contract, Ser B,                          4,241,937
                   MBIA,
                   5.50%, 01/01/2013
       1,880,000   New York State Dorm Auth, Mun                      1,975,636
                   Hlth Facs, Ser 1, FSA,
                   5.125%, 01/15/2013
       4,940,000   New York City TFA, Future Tax                      5,406,089
                   Secured, Ser C,
                   5.25%, 02/01/2013

       1,110,000   New York State Dorm Auth,                          1,167,598
                   Mental Hlth, Ser D, MBIA,
                   5.25%, 02/15/2013
         100,000   New York State Dorm Auth,                            109,538
                   Unrefunded Portion, Mental
                   Hlth Svcs, Ser D, FSA,
                   5.875%, 02/15/2013
       2,475,000   New York State Dorm Auth,                          2,681,365
                   State Personal Income Tax Rev,
                   Edu, Ser F, FSA
                   5.00%, 03/15/2013
       3,895,000   New York State Local                               4,221,479
                   Government Assistance Corp.,
                   Ref, Sub Lien, Ser A-1, FSA,
                   5.00%, 04/01/2013
       6,035,000   New York State Twy Auth,                           6,540,854
                   Second Gen Hwy and Brdg Trust
                   Fund, Ser B, FGIC,
                   5.00%, 04/01/2013
       2,180,000   New York State Twy Auth,                           2,397,106
                   Second Gen Hwy and Brdg Trust
                   Fund, Ser A, MBIA
                   5.25%, 04/01/2013
       3,200,000   New York State Twy Auth,                           3,518,688
                   Second Gen Hwy and Brdg Trust
                   Fund, Ser A, MBIA,
                   5.25%, 04/01/2013
       7,985,000   New York City IDA, Civic Fac                       8,224,869
                   Rev, Magen David Yeshivah
                   Proj, ACA,
                   4.99%, 06/15/2013
       1,535,000   New York City Mun Wtr Fin                          1,758,005
                   Auth, Ser A, AMBAC,
                   5.875%, 06/15/2013
       1,135,000   New York State Dorm Auth, City                     1,236,049
                   Univ Sys, Ser 1, FSA,
                   5.75%, 07/01/2013
       1,000,000   Nassau Cnty, Ser A, FGIC,                          1,140,820
                   6.00%, 07/01/2013
       1,115,000   New York State Dorm Auth,                          1,184,041
                   Westchester County Court Facs,
                   AMBAC Surety,
                   5.25%, 08/01/2013
      17,945,000   New York City TFA, Ser D-2,                       19,490,603
                   FGIC,
                   5.00%, 11/01/2013
       6,900,000   New York City TFA, Rev, Ref                        7,469,940
                   Future Tax Secured, Ser A-1,
                   5.00%, 11/01/2013
       6,975,000   New York City TFA, Ser A,                          7,716,652
                   FGIC,
                   5.50%, 11/01/2013
       4,145,000   Nassau Cnty Interim Fin Auth,                      4,503,584
                   Ser A, AMBAC,
                   5.00%, 11/15/2013
       2,660,000   MTA, Dedicated Tax Fund, Ser A,                    2,935,071
                   MBIA,
                   5.25%, 11/15/2013

       1,045,000   Triborough Brdg & Tunnel Auth,                     1,149,322
                   Ser B,
                   5.25%, 11/15/2013
       7,800,000   New York City TFA, Future Tax                      8,515,650
                   Secured, Ser E, FSA
                   5.25%, 02/01/2014
       1,140,000   New York State Dorm Auth,                          1,194,481
                   Brookdale Hosp, Secured Hosp
                   Program, MBIA,
                   5.20%, 02/15/2014
          70,000   New York State Medical Care                           70,245
                   Facs Fin Agy, Hosp & Nursing
                   Home Insured Mortgage, Ser A,
                   FHA,
                   6.125%, 02/15/2014
       2,570,000   New York State Twy Auth,                           2,796,597
                   Personal Income Tax Rev
                   Transitional, Ser A, FSA
                   5.00%, 03/15/2014
      26,005,000   New York State Twy Auth,                          28,308,523
                   Second Gen Hwy and Brdg Trust
                   Fund, Ser B, FSA,
                   5.00%, 04/01/2014
       1,000,000   New York State UDC, Cmnty                          1,065,520
                   Enhancement Facs, AMBAC,
                   5.125%, 04/01/2014
       1,120,000   Erie Cnty IDA, Sch Fac Rev,                        1,220,072
                   City Sch Dist, Buffalo Proj,
                   FSA,
                   5.00%, 05/01/2014
      16,465,000   Tobacco Settlement Financing                      17,469,530
                   Corp., Tobacco Settlement,
                   Asset-Backed, Ser C-1,
                   5.50%, 06/01/2014
       1,540,000   New York State Env Facs Corp.,                     1,712,911
                   New York City Mun Wtr Fin
                   Proj-2ND Resources,
                   5.25%, 06/15/2014
       6,355,000   New York State Dorm Auth,                          6,908,711
                   State Univ Dorm Facs, Ser A,
                   MBIA,
                   5.00%, 07/01/2014
       5,115,000   Yonkers, Ref, Ser A, MBIA                          5,521,489
                   5.00%, 08/01/2014
       6,275,000   New York City, SubSer F-1,                         6,829,396
                   5.25%, 09/01/2014
       3,930,000   New York State Dorm Auth,                          4,113,727
                   Secured Hosp Program, Ser E,
                   MBIA,
                   5.20%, 02/15/2015
       1,355,000   New York State Local                               1,423,157
                   Government Assistance Corp.,
                   Ser A, FGIC,
                   5.00%, 04/01/2015
         280,000   New York City TFA, Future Tax                        298,085
                   Secured, Ser 1999 C,
                   5.25%, 05/01/2015

       1,135,000   New York City TFA, Rev, Future                     1,215,347
                   Tax Ser C
                   5.25%, 05/01/2015
                   Prerefunded 05/01/2009 @ 101
       4,725,000   New York State Dorm Auth,                          5,145,667
                   State Univ Dorm Facs, Ser A,
                   MBIA,
                   5.00%, 07/01/2015
       1,185,000   New York City TFA, Future Tax                      1,264,253
                   Secured, Ser B,
                   5.125%, 11/01/2015
       1,355,000   Port Auth of New York & New                        1,406,734
                   Jersey, Consolidated 117th
                   Ser, FGIC, AMT,
                   5.125%, 11/15/2015
         765,000   Nassau Cnty Interim Fin Auth,                        835,296
                   Sales Tax Secured, Ser A1,
                   AMBAC,
                   5.375%, 11/15/2015
       2,220,000   Long Island Pwr Auth, Electric                     2,318,635
                   Sys Rev, Ser A, FSA,
                   5.00%, 12/01/2015
         225,000   New York State Env Facs Corp.,                       231,350
                   State Wtr Revolving Fund, Ser A,
                   5.20%, 12/15/2015
       5,820,000   New York State Dorm Auth, Rev,                     6,064,207
                   Wyckoff Heights, Ser H, MBIA,
                   5.20%, 02/15/2016
       5,905,000   New York State Dorm Auth,                          6,527,564
                   State Univ Edu Facs, Ser 1989,
                   MBIA,
                   6.00%, 05/15/2016
       2,240,000   New York City, Ser B, FSA,                         2,326,554
                   5.25%, 08/01/2016
       3,335,000   New York City, Ser F,                              3,548,673
                   5.25%, 08/01/2016
         335,000   Nassau Cnty Interim Fin Auth,                        365,599
                   Sales Tax Secured, Ser A1,
                   AMBAC,
                   5.375%, 11/15/2016
       4,575,000   New York State Brdg Auth,                          4,864,049
                   5.00%, 01/01/2017
       5,025,000   Triborough Brdg & Tunnel Auth,                     5,409,211
                   Ser A,
                   5.25%, 01/01/2017
       8,370,000   New York City TFA, Future Tax                      9,118,027
                   Secured, Ser B,
                   5.50%, 02/01/2017
       1,310,000   New York State Twy Auth, Hwy &                     1,350,138
                   Brdg Trust Fund, Ser B, FSA,
                   5.00%, 04/01/2017
       1,000,000   New York City TFA, Future Tax                      1,073,710
                   Secured, Ser A,
                   5.25%, 05/01/2017
       2,460,000   New York City Mun Wtr Fin                          2,677,587
                   Auth, Ser D,
                   5.50%, 06/15/2017

       2,045,000   New York State, Ser D, AMBAC,                      2,151,033
                   5.00%, 07/15/2017
       5,705,000   New York City, Ser A,                              6,105,206
                   5.25%, 08/01/2017
       2,090,000   New York State Dorm Auth,                          2,213,770
                   Westchester County Court Facs,
                   AMBAC Surety,
                   5.25%, 08/01/2017
       4,855,000   New York State Dorm Auth,                          5,058,327
                   Mental Hlth, Ser D, MBIA,
                   5.00%, 08/15/2017
       3,350,000   New York City TFA, Future Tax                      3,638,971
                   Secured, Ser A,
                   5.375%, 02/15/2018
       1,900,000   New York State Twy Auth, State                     2,041,835
                   Personal Income Tax Rev, Ser
                   2005 A, FSA,
                   5.00%, 03/15/2018
       1,120,000   New York State Twy Auth, Hwy &                     1,209,622
                   Brdg Trust Fund, Ser A, FGIC,
                   5.00%, 04/01/2018
       1,480,000   New York State Env Facs Corp.,                     1,559,136
                   Clean Wtr & Drinking Revolving
                   Funds, Mun Wtr Fin, Ser 01-D,
                   5.00%, 06/15/2018
       1,000,000   New York State Dorm Auth,                          1,074,210
                   Winthrop Univ Hosp Assoc, Ser A,
                   AMBAC,
                   5.25%, 07/01/2018
       1,000,000   New York State Dorm Auth, New                      1,192,920
                   York Univ Ser A, MBIA,
                   6.00%, 07/01/2018
       2,720,000   New York State Hsg Fin Agy,                        2,864,323
                   Svc Contract Oblig Rev, Ser C,
                   MBIA-IBC,
                   5.50%, 09/15/2018
       1,485,000   New York State Env Facs Corp.,                     1,604,884
                   Clean Wtr & Drinking Revolving
                   Funds, Pooled Funding Program,
                   Ser B,
                   5.375%, 11/15/2018
       5,325,000   MTA, Rev, Ref, Ser A, AMBAC,                       5,877,096
                   5.50%, 11/15/2018
       2,310,000   New York State Env Facs Corp.,                     2,500,621
                   Personal Income Tax  Rev, Ser
                   A, FGIC,
                   5.25%, 01/01/2019
       1,780,000   New York State Dorm Auth,                          1,873,628
                   Mental Hlth Svcs, Ser C, MBIA,
                   5.25%, 02/15/2019
       2,500,000   New York State Twy Auth, State                     2,645,200
                   Personal Income Tax Rev, Ser A,
                   MBIA,
                   5.00%, 03/15/2019
       1,250,000   New York State Env Facs Corp.,                     1,316,838
                   Clean Wtr & Drinking Revolving
                   Funds, Mun Wtr Fin, Ser 01-D,
                   5.00%, 06/15/2019

       2,310,000   New York State Env Facs Corp.,                     2,453,520
                   State Revolving Fund, Mun Wtr
                   Proj, Ser J,
                   5.00%, 06/15/2019
       5,065,000   New York City Mun Wtr Fin                          5,423,095
                   Auth, Ser 01-D,
                   5.125%, 06/15/2019
       1,325,000   New York State Dorm Auth,                          1,423,328
                   South Nassau Cmnty Hosp, Ser B,
                   AMBAC,
                   5.25%, 07/01/2019
       1,000,000   New York City, Ser C,                              1,088,770
                   5.50%, 09/15/2019
       1,255,000   New York State Env Facs Corp.,                     1,333,124
                   Clean Wtr & Drinking Revolving
                   Funds, Ser D,
                   5.15%, 10/15/2019
       2,035,000   New York State Env Facs Corp.,                     2,200,161
                   Clean Wtr & Drinking Revolving
                   Funds, Pooled Funding Program,
                   Ser F,
                   5.25%, 11/15/2019
       1,000,000   Triborough Brdg & Tunnel Auth,                     1,048,440
                   Ser A,
                   5.00%, 01/01/2020
       1,030,000   New York State Env Facs Corp.,                     1,111,731
                   Personal Income Tax Rev, Ser A,
                   FGIC,
                   5.25%, 01/01/2020
       2,615,000   New York State Hsg Fin Agy,                        2,788,819
                   State Personal Income Tax Rev,
                   Economic Development &
                   Housing, Ser A,
                   5.25%, 03/15/2020
       4,560,000   New York State Env Facs Corp.,                     4,940,942
                   State Revolving Fund, Ser B,
                   5.875%, 07/15/2020
       3,000,000   New York City TFA, Future Tax                      3,216,540
                   Secured, Ser C, AMBAC,
                   5.25%, 08/01/2020
       1,045,000   New York City IDA, Civic Facs                      1,049,253
                   Rev, Polytechnic Univ Proj,
                   6.00%, 11/01/2020
       2,680,000   New York State Pwr Auth, Rev,                      2,842,596
                   Ser A,
                   5.00%, 11/15/2020
       6,265,000   New York State UDC., State                         6,716,268
                   Personal Income Tax Rev,
                   Ser 2005 A-1, AMBAC,
                   5.00%, 12/15/2020
       9,915,000   New York State UDC.,                              10,377,535
                   Correctional & Youth Facs
                   Svcs, Ser A,
                   5.25%, 01/01/2021
       3,630,000   New York City TFA, Future Tax                      3,935,065
                   Secured, Ser C,
                   5.25%, 02/01/2021
       2,000,000   New York City TFA, Ser E,                          2,148,800
                   MBIA,
                   5.25%, 02/01/2021

       5,150,000   New York State Dorm Auth,                          5,439,069
                   Mental Hlth Svcs, Ser D, FGIC,
                   5.00%, 02/15/2021
       5,180,000   New York State Dorm Auth,                          5,740,631
                   State Personal Income Tax Rev,
                   Ser A,
                   5.375%, 03/15/2021
       1,055,000   New York State Twy Auth, Gen                       1,116,971
                   Hwy & Brdg Trust Fund, Ser A,
                   MBIA,
                   5.00%, 04/01/2021
         895,000   New York City, Ser D,                                919,711
                   MBIA-IBC,
                   5.25%, 08/01/2021
       2,825,000   New York State Hsg Fin Agy,                        3,005,546
                   State Personal Income Tax Rev,
                   Ser A,
                   5.25%, 09/15/2021
       5,760,000   New York State Env Facs Corp.,                     6,109,862
                   Clean Wtr & Drinking Revolving
                   Funds, Mun Wtr Fin Proj,
                   5.00%, 06/15/2022
       1,000,000   New York City Mun Wtr Fin                          1,031,760
                   Auth, Ser A, AMBAC,
                   5.125%, 06/15/2022
       2,500,000   Long Island Pwr Auth, Electric                     2,612,325
                   Sys Rev, Ser A, FSA,
                   5.125%, 12/01/2022
       4,910,000   New York State Dorm Auth,                          5,155,304
                   Mental Hlth Svcs, Ser B,
                   AMBAC,
                   5.00%, 02/15/2023
       5,665,000   New York State Twy Auth, State                     5,987,678
                   Personal Income Tax Rev, Ser A,
                   AMBAC,
                   5.00%, 03/15/2023
       5,005,000   New York State Mortgage Agy,                       5,044,990
                   AMT Homeowner Mortgage, Rev,
                   Ser 99,
                   4.50%, 04/01/2023
       4,020,000   New York State Env Facs Corp.,                     4,258,306
                   Clean Wtr & Drinking Revolving
                   Funds, Mun Wtr Fin Proj,
                   5.00%, 06/15/2023
       2,000,000   New York State Dorm Auth,                          2,002,600
                   Highland Cmnty Development
                   Corp., Rev, Ser B,
                   5.50%, 07/01/2023
       1,240,000   New York City, Ser J, MBIA,                        1,282,730
                   5.00%, 08/01/2023
       7,665,000   New York State Dorm Auth,                          8,047,943
                   Mental Hlth Svcs, Ser D, FGIC,
                   5.00%, 08/15/2023
       4,860,000   New York State Dorm Auth,                          5,237,573
                   State Univ,
                   5.25%, 11/15/2023 (a)
       5,300,000   Long Island Pwr Auth, Electric                     5,589,804
                   Sys Rev, Ser A, MBIA-IBC,
                   5.50%, 12/01/2023

       1,060,000   New York State Env Facs Corp.,                     1,122,667
                   State Environment, Ser A,
                   FGIC,
                   5.00%, 12/15/2023
       1,060,000   New York State Twy Auth,                           1,120,982
                   Second Gen Hwy and Brdg Trust
                   Fund, Ser A, MBIA,
                   5.00%, 04/01/2024
       1,520,000   Erie Cnty IDA, Sch Fac Rev,                        1,718,117
                   City Sch Dist, Buffalo Proj,
                   FSA,
                   5.75%, 05/01/2024
       4,485,000   New York City Mun Wtr Fin                          4,726,203
                   Auth, Wtr & Sewer Sys Rev, Ser B,
                   AMBAC,
                   5.00%, 06/15/2024
      13,745,000   New York State Env Facs Corp.,                    14,519,668
                   Clean Wtr & Drinking Revolving
                   Funds, Mun Wtr Fin Proj,
                   5.00%, 06/15/2025
       2,765,000   New York City TFA, Rev                             2,844,604
                   Unrefunded Bal Future Tax
                   Secured, Ser C-2005,
                   5.00%, 05/01/2026
         870,000   New York City TFA, Rev, Future                       912,221
                   Tax Secured Ser C-2005
                   5.00%, 05/01/2026
                   Prerefunded 05/01/2008 @ 101
      17,565,000   New York City TFA, Ser A,                         19,100,884
                   5.50%, 11/01/2026 (a)
       1,165,000   New York State Mortgage Agy,                       1,193,636
                   AMT Homeowner Mortgage, Rev,
                   Ser 69,
                   5.50%, 10/01/2028
       2,470,000   New York City TFA, Future Tax                      2,644,333
                   Secured, Ser B,
                   5.25%, 02/01/2029
      17,600,000   Energy Research & Dev Auth,                       17,366,976
                   PCR, Electric and Gas Proj,
                   Ser C, MBIA,
                   3.245%, 04/01/2034
       2,135,000   New York State Env Facs Corp.,                     2,193,200
                   PCR, State Wtr Revolving Fund,
                   Ser A,
                   4.95%, 06/15/2010
                   Prerefunded 06/15/2006 @ 102
         790,000   New York State Env Facs Corp.,                       812,397
                   PCR, State Wtr Revolving Fund,
                   Ser A,
                   5.20%, 12/15/2015
                   Prerefunded 06/15/2006 @ 102
       2,495,000   New York State Dorm Auth, Rev,                     2,574,491
                   City Univ,
                   5.75%, 07/01/2007
                   Prerefunded 07/01/2006 @ 102
       1,040,000   New York State Dorm Auth,                          1,088,204
                   Mental Hlth Svcs, Ser A,
                   5.70%, 02/15/2009
                   Prerefunded 02/15/2007 @ 102

           5,000   New York State Dorm Auth,                              5,232
                   Mental Hlth Svcs, Ser A,
                   5.70%, 02/15/2009
                   Prerefunded 02/15/2007 @ 102
       1,885,000   New York State Env Facs Corp.,                     1,958,873
                   PCR, State Revolving Fund, New
                   York City Mun Wtr Fin Auth
                   Ser 97-D,
                   6.00%, 06/15/2007
                   Escrowed to Maturity
       1,000,000   Muni Assistance Corp., New                         1,029,570
                   York City, Ser O,
                   5.25%, 07/01/2007
                   Economically Defeased
       1,250,000   MTA, Transit Facs, Svc                             1,290,575
                   Contract, Ser 7,
                   5.45%, 07/01/2007
                   Escrowed to Maturity
       1,000,000   MTA, Commuter Facs, Ser A,                         1,040,390
                   MBIA,
                   6.00%, 07/01/2007
                   Escrowed to Maturity
       2,400,000   MTA, Transit Facs, Ser K,                          2,507,328
                   MBIA,
                   6.30%, 07/01/2007
                   Escrowed to Maturity
         325,000   New York City, Ser D,                                338,221
                   MBIA-IBC,
                   5.25%, 08/01/2021
                   Prerefunded 08/01/2007 @ 101
       1,635,000   New York State Twy Auth Hwy &                      1,705,697
                   Brdg, Svc Contract Rev, Ser
                   A2, MBIA,
                   5.25%, 04/01/2008
                   Escrowed to Maturity
         315,000   New York City TFA, Future Tax                        330,287
                   Secured, Ser C,
                   5.00%, 05/01/2026
                   Prerefunded 05/01/2008 @ 101
          10,000   New York City TFA, Future Tax                         10,485
                   Secured, 2004, Ser C,
                   5.00%, 05/01/2026
                   Prerefunded 05/01/2008 @ 101
       4,185,000   New York City TFA, Future Tax                      4,411,325
                   Secured, Ser C,
                   5.25%, 05/01/2012
                   Prerefunded 05/01/2008 @ 101 (b)
       1,910,000   MTA, Transit Facs, Svc                             2,024,218
                   Contract, Ser O, AMBAC,
                   5.75%, 07/01/2008
                   Escrowed to Maturity
           5,000   New York State Dorm Auth,                              5,266
                   Mental Hlth Rev, Ser D,
                   5.00%, 08/15/2017
                   Prerefunded 08/15/2008 @ 101
         185,000   New York State Env Facs Corp.,                       197,741
                   Clean Wtr & Drinking PreRef
                   Revolving Funds, Ser D,
                   5.15%, 10/15/2019
                   Prerefunded 10/15/2008 @ 102

       2,330,000   New York State UDC.,                               2,481,497
                   Correctional Facs, Ser B,
                   AMBAC,
                   5.25%, 01/01/2016
                   Prerefunded 01/01/2009 @ 101 (b)
       1,800,000   Onondaga Cnty Economically                         1,933,290
                   Defeased,
                   5.70%, 04/01/2009
                   Escrowed to Maturity
       1,865,000   New York City TFA, Future Tax                      1,997,023
                   Secured, Ser C,
                   5.25%, 05/01/2014
                   Prerefunded 05/01/2009 @ 101
         500,000   New York City TFA, Future Tax                        535,395
                   Secured, Ser 1999 C,
                   5.25%, 05/01/2015
                   Prerefunded 05/01/2009 @ 101
       1,485,000   New York City Mun Wtr Fin                          1,614,507
                   Auth, New York, Ser A,
                   6.00%, 06/15/2009
                   Escrowed to Maturity
       1,495,000   MTA, Commuter Facs, Ser A,                         1,631,882
                   MBIA,
                   6.10%, 07/01/2009
                   Escrowed to Maturity
         440,000   New York State Env Facs Corp.,                       481,356
                   State Revolving Funds, Ser B,
                   5.875%, 07/15/2020
                   Prerefunded 07/15/2009 @ 101
       1,045,000   New York City TFA, Future Tax,                     1,176,451
                   Ser B,
                   6.25%, 11/15/2017
                   Prerefunded 05/15/2010 @ 101
       2,740,000   New York City, Ser A, XLCA,                        3,112,256
                   6.50%, 05/15/2017
                   Prerefunded 05/15/2010 @ 101
         955,000   New York State Dorm Auth,                          1,051,283
                   Mental Hlth Svcs, Ser D, FSA,
                   5.75%, 08/15/2011
                   Prerefunded 08/15/2010 @ 100
         960,000   New York State Dorm Auth,                          1,056,787
                   Mental Hlth Svcs, Ser D, FSA,
                   5.75%, 02/15/2012
                   Prerefunded 08/15/2010 @ 100
       2,205,000   New York State Dorm Auth,                          2,438,973
                   Mental Hlth Svcs, Ser D, FSA,
                   5.875%, 02/15/2013
                   Prerefunded 08/15/2010 @ 100
       3,000,000   New York State Twy Auth Rev,                       3,258,120
                   Local Hwy & Brdg Svc Contract,
                   5.25%, 04/01/2016
                   Prerefunded 04/01/2011 @ 100
       5,860,000   New York State Twy Auth, Svc                       6,364,194
                   Contract Rev,
                   5.25%, 04/01/2017
                   Prerefunded 04/01/2011 @ 100
       6,000,000   New York State Twy Auth Rev,                       6,516,240
                   Local Hwy & Brdg Svc Contract,
                   5.25%, 04/01/2018
                   Prerefunded 04/01/2011 @ 100

       1,830,000   Onondaga Cnty,                                     2,026,615
                   5.70%, 04/01/2011
                   Escrowed to Maturity
       1,490,000   New York State Env Facs Corp.,                     1,657,193
                   PCR, State Revolving Fund, New
                   York City Mun Wtr Fin Auth,
                   5.75%, 06/15/2011
                   Escrowed to Maturity
       4,770,000   New York State Env Facs Corp.,                     5,305,242
                   State Wtr Revolving Fund, New
                   York City Mun Wtr Ref, Ser A,
                   5.75%, 06/15/2011
                   Escrowed to Maturity
       2,780,000   MTA, Commuter Facs Rev, Ser A,                     3,025,363
                   5.25%, 07/01/2028
                   Prerefunded 07/01/2011 @ 100
       1,640,000   New York State Dorm Auth,                          1,805,082
                   Lease Rev, State Univ, FGIC,
                   5.50%, 07/01/2017
                   Prerefunded 07/01/2011 @ 100
       1,000,000   New York State Dorm Auth,                          1,100,660
                   Lease Rev, State Univ, FGIC,
                   5.50%, 07/01/2020
                   Prerefunded 07/01/2011 @ 100
       1,845,000   Nassau Cnty Interim Fin Auth,                      2,026,806
                   Sales Tax Secured, Ser A1,
                   AMBAC,
                   5.375%, 11/15/2015
                   Prerefunded 11/15/2011 @ 100
         825,000   Nassau Cnty Interim Fin Auth,                        906,295
                   Sales Tax Secured, Ser A1,
                   AMBAC,
                   5.375%, 11/15/2016
                   Prerefunded 11/15/2011 @ 100
       1,000,000   MTA, Transit Facs Rev, Ser                         1,079,850
                   B-1, AMBAC,
                   5.00%, 07/01/2018
                   Prerefunded 01/01/2012 @ 100
      13,745,000   Triborough Brdg & Tunnel Auth,                    14,739,176
                   Toll Rev, Gen Purpose Senior
                   Ser,
                   5.50%, 01/01/2012
                   Escrowed to Maturity
       1,400,000   New York State Dorm Auth,                          1,546,916
                   State Univ Dorm Facs, Lease
                   Rev,
                   5.375%, 07/01/2019
                   Prerefunded 07/01/2012 @ 100
       4,670,000   Niagara Falls Brdg Commission,                     5,433,405
                   6.30%, 10/01/2012
                   Escrowed to Maturity
       7,860,000   MTA, Dedicated Tax Fund, Ser A,                    8,755,961
                   FSA,
                   5.25%, 04/01/2015
                   Prerefunded 10/01/2014 @ 100
       1,000,000   New York State Dorm Auth,                          1,048,420
                   North Gen Hosp, Secured Hosp
                   Program, Ser G, MBIA,
                   5.20%, 02/15/2016
                   Escrowed to Maturity

       9,370,000   Triborough Brdg & Tunnel Auth,                    10,609,276
                   New York, Toll Rev, Ser Y,
                   5.50%, 01/01/2017
                   Escrowed to Maturity
       2,545,000   New York City TFA, Future Tax                      2,802,198
                   Secured, Ser B,
                   5.50%, 02/01/2017
                   Escrowed to Maturity
       8,165,000   Triborough Brdg & Tunnel Auth,                     8,628,690
                   Spl Oblig, Ser A, MBIA,
                   5.125%, 01/01/2018
                   Escrowed to Maturity
       1,260,000   MTA, Commuter Facs, Ser B,                         1,305,133
                   AMBAC,
                   5.00%, 07/01/2020
                   Escrowed to Maturity
                                                                 --------------
                                                                  1,206,344,127
                                                                 --------------
North Carolina:                                                            0.35%
       2,430,000   North Carolina Eastern Mun Pwr                     2,570,405
                   Agy, Pwr Sys, Ref, Ser D,
                   5.375%, 01/01/2010
       2,270,000   North Carolina Eastern Mun Pwr                     2,411,739
                   Agy, Pwr Sys, Ref, Ser C,
                   5.375%, 01/01/2017
                                                                 --------------
                                                                      4,982,144
                                                                 --------------
Ohio:                                                                      0.48%
       1,600,000   Port Auth, Columbiana Cnty,                        1,612,528
                   Solid Waste Facs Rev, Liberty
                   Waste Trans LLC Proj, Ser A,
                   AMT,
                   7.00%, 08/01/2021
       5,080,000   Ohio State Air Quality Dev                         5,120,640
                   Auth, Rev, Cleveland Pollution
                   Control, Ser B,
                   3.75%, 10/01/2030 (a)
                                                                 --------------
                                                                      6,733,168
                                                                 --------------
Pennsylvania:                                                              0.22%
       1,515,000   Montgomery Cnty, IDA, Mortgage                     1,601,295
                   Rev, Whitemarsh Continuing
                   Care,
                   6.00%, 02/01/2021
         395,000   Allegheny Cnty, ReDev Auth                           414,489
                   Rev, Pittsburgh Mills Proj,
                   5.60%, 07/01/2023
       1,030,000   Beaver Cnty IDA, PCR,                              1,038,240
                   Cleveland Electric Proj,
                   3.75%, 10/01/2030 (a)
                                                                 --------------
                                                                      3,054,024
                                                                 --------------
Puerto Rico:                                                               3.14%
       3,425,000   Puerto Rico Hsg Bank and Fin                       3,453,770
                   Agy, Ref, Commonwealth
                   Approved Loan Insurance
                   Claims,
                   5.25%, 12/01/2006

       1,000,000   Puerto Rico Pub Bldgs Auth Rev                     1,035,810
                   Guaranteed, Ref Government
                   Facs, Ser C,
                   5.25%, 07/01/2008
       2,005,000   Puerto Rico Commonwealth,                          2,116,378
                   Public Impt, Ser A,
                   5.00%, 07/01/2013
      10,175,000   Puerto Rico Commonwealth, Ref,                    10,553,001
                   Public Impt, Ser C, FSA,
                   5.00%, 07/01/2021
       4,135,000   Puerto Rico Pub Fin Corp.,                         4,473,574
                   Commonwealth Appropriated, Ser
                   A, AMBAC,
                   5.25%, 08/01/2030
      14,640,000   Puerto Rico Pub Fin Corp.,                        15,838,723
                   Commonwealth Appropriated, Ser
                   A, FGIC,
                   5.25%, 08/01/2031
       6,680,000   Puerto Rico Pub Bldgs Auth,                        7,160,960
                   Guaranteed, Government Facs,
                   Ser J, AMBAC,
                   5.00%, 07/01/2036 (a)
                                                                 --------------
                                                                     44,632,216
                                                                 --------------
Texas:                                                                     0.09%
       1,300,000   Gulf Coast Waste Disposal                          1,297,179
                   Auth, Waste Management of
                   Texas, Ser C,
                   3.20%, 05/01/2028 (a)
                                                                 --------------
                                                                      1,297,179
                                                                 --------------
Virginia:                                                                  0.62%
       4,910,000   Louisa IDA, PCR, Virginia                          5,019,444
                   Electric & Pwr Co.,
                   5.25%, 12/01/2008 (a)
       1,785,000   Broad Street Cmnty Dev Auth,                       1,970,747
                   7.125%, 06/01/2015
       1,750,000   Celebrate Cmnty Dev Auth, Spl                      1,856,365
                   Assessmment Rev, North
                   Virginia Proj, Ser B,
                   6.25%, 03/01/2018
                                                                 --------------
                                                                      8,846,556
                                                                 --------------
West Virginia:                                                             0.15%
       2,150,000   Putnam Cnty, PCR, Appalachian                      2,119,427
                   Pwr Co. Proj, Ser E,
                   2.80%, 05/01/2019 (a)
                                                                 --------------
                                                                      2,119,427
                                                                 --------------
Total Long -Term Municipal Bonds
(Cost $1,365,756,807)                                             1,383,949,661
                                                                 --------------
SHORT-TERM MUNICIPAL NOTES:                                                1.11%
Louisiana:                                                                 0.50%
       7,400,000   New Orleans, Sewage Svc Rev,                       7,174,670
                   BAN,
                   3.00%, 07/26/2006
                                                                 --------------
                                                                      7,174,670
                                                                 --------------

New York:                                                                  0.61%
       3,400,000   New York City TFA, Rev Var-NYC                     3,400,000
                   Recovery, Ser 1-Sub 1C,
                   3.75%, 11/01/2022 (b)
       5,200,000   Port Auth of New York & New                        5,200,000
                   Jersey, Spl Oblig Rev, Adj
                   Versatile Structure Oblig 5,
                   3.75%, 08/01/2024
                                                                 --------------
                                                                      8,600,000
                                                                 --------------
Total Short-Term Municipal Notes
(Cost $16,000,000)                                                   15,774,670
                                                                 --------------
INVESTMENT SUMMARY
Total Investments
(Cost $1,381,756,807)(c)                                 98.48%  $1,399,724,331
Cash and Other Assets, Less
Liabilities                                               1.52       21,652,714
                                                        ------   --------------
Net Assets                                              100.00%  $1,421,377,045
                                                        ======   ==============

--------------------------------------------------------------------------------
INTEREST RATE SWAP CONTRACTS
--------------------------------------------------------------------------------

                                                                                             Unrealized
  Notional                                  Rate                                            Appreciation/
   Amount           Description           Received        Rate Paid      Termination Date   Depreciation
-----------   ----------------------   --------------   --------------   ----------------   -------------
$62,400,000   Goldman Sachs Interest      Variable*        76.48% of        02/03/2006        $(23,064)
              Rate Swap                                 1 Month LIBOR+
 62,400,000   Merrill Lynch Interest      85.10% of        Variable*        02/03/2006          68,536
              Rate Swap                1 Month LIBOR+
 13,400,000   JP Morgan Interest           2.988%          Variable*        04/05/2007         (64,040)
              Rate Swap
 13,700,000   Citigroup Interest           2.962%          Variable*        06/22/2007         (89,464)
              Rate Swap
  7,000,000   Goldman Sachs Interest       3.283%          Variable*        07/05/2006          (1,043)
              Rate Swap++
  7,000,000   Goldman Sachs Interest       3.405%          Variable*        01/05/2007             700
              Rate Swap++
  7,000,000   Morgan Stanley               3.081%          Variable*        04/06/2006             298
              Rate Swap
  7,000,000   Morgan Stanley               3.217%          Variable*        10/05/2006          (2,970)
              Rate Swap

* Variable interest based on the BMA (Bond Market Association) Municipal Swap Index, which fluctuates weekly.

+    Interest based on LIBOR (London Interbank Offered Rate).

++ Represents a forward interest rate swap whose effective date for the exchange of cash flows is January 5, 2006
--------------------------------------------------------------------------------

          (a)  Variable rate coupon, rate shown as of December 31, 2005.

          (b) Represents entire or partial position segregated as collateral for interest rate swap.

          (c) At December 31, 2005, the cost basis of investment securities owned was substantially identical for both book and tax Gross unrealized appreciation of investments was $24,968,161 and gross unrealized depreciation of investments was $7,000,637, resulting in net unrealized appreciation of $17,967,524 (excluding swap and future transactions).

Explanation of abbreviations:

               ACA - American Capital Access
               AMBAC - American Municipal Bond Assurance Corporation
               AMT - Subject to Alternative Minimum Tax
               BAN - Bond Anticipation Notes
               CDD - Community Development District
               COP - Certificate of Participation
               FGIC - Financial Guaranty Insurance Company
               FHA - Federal Housing Administration
               FSA - Financial Security Assurance, Inc.
               IBC - International Bancshares Corporation
               IDA - Industrial Development Authority/Agency
               MBIA - Municipal Bond Investors Assurance Corporation
               MTA - Metropolitan Transportation Authority
               PCR - Pollution Control Revenue
               SWDR - Solid Waste Disposal Revenue
               TFA - Transitional Finance Authority
               UDC - Urban Development Corp
               XLCA - XL Capital Assurance, Inc.
               -----------------------------------------------------------------

               Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.
ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.       DESCRIPTION OF EXHIBIT

      11(a)(1)          Certification of Principal Executive Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)          Certification of Principal Financial Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Sanford C. Bernstein Fund, Inc.

By:   /s/ Roger Hertog
      ----------------
      Roger Hertog
      President

Date: February 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Roger Hertog
      ----------------
      Roger Hertog
      President

Date: February 21, 2006

By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: February 21, 2006